SEC. File Nos. 33-66214
811-7888

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 14
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 16

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS, SECRETARY
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
333 SOUTH HOPE STREET
LOS ANGELES, CALIFORNIA 90071
(NAME AND ADDRESS OF AGENT FOR SERVICE)


Copies to:
ROBERT E. CARLSON, ESQ.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. FLOWER STREET
LOS ANGELES, CA 90071-2371
(COUNSEL FOR THE REGISTRANT)

Approximate date of proposed public offering:
It is proposed that this filing will become effective on July 15, 2002, pursuant to paragraph (b) of rule 485.


THE TAX-EXEMPT BOND FUND OF AMERICA(R)
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND(SM)
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA(SM)

SUPPLEMENT TO PROSPECTUS DATED
July 15, 2002

Beginning July 15, 2002, Class R-5 shares of the American Funds listed above will be available to certain clients of the Personal Investment Management Group of Capital Guardian
Trust Company. Accordingly, the prospectus for these funds is supplemented as follows:

FEES AND EXPENSES OF THE FUNDS - pages 6-7

Shareholder Fees (paid directly from your investment)

                                                       Class R-5

Maximum sales charge imposed on purchases
(as a percentage of offering price)                       none
Maximum sales charge imposed on reinvested dividends      none
Maximum deferred sales charge                             none
Redemption or exchange fees                               none


Annual Fund Operating Expenses (deducted from fund assets)

                                                      Class R-5/1/

THE TAX-EXEMPT BOND FUND OF AMERICA
Management Fees                                            0.35%
Distribution and/or Service (12b-1) Fees                   none
Other Expenses                                             0.14%
Total Annual Fund Operating Expenses                       0.49%

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Management Fees                                            0.41%
Distribution and/or Service (12b-1) Fees                   none
Other Expenses                                             0.18%
Total Annual Fund Operating Expenses                       0.59%

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

Management Fees                                            0.38%
Distribution and/or Service (12b-1) Fees                   none
Other Expenses                                             0.21%
Total Annual Fund Operating Expenses                       0.59%

/1/ Based on estimated amounts for the current fiscal year.


Example

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown on the previous page. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             One Year      Three Years    Five Years    Ten Years

THE TAX-EXEMPT BOND FUND OF AMERICA
Class R-5     $50           $157          $274            $616

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Class R-5     $60           $189          $329            $738

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
Class R-5     $60           $189          $329            $738

PURCHASE AND EXCHANGE OF SHARES - pages 17-18

Class R-5 Shares

Class R-5 shares of the funds are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.


SALES CHARGES - pages 18-19

Class R-5 Shares

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

                    The Tax-Exempt Bond Fund of America/(R)/
                  American High-Income Municipal Bond Fund/SM/
                Limited Term Tax-Exempt Bond Fund of America/SM/

                                   Prospectus

         TABLE OF CONTENTS
------------------------------------------------------
 1        Risk/Return Summary
------------------------------------------------------
 6        Fees and Expenses of the Funds
------------------------------------------------------
 8        Investment Objectives, Strategies and Risks
------------------------------------------------------
12        Management and Organization
------------------------------------------------------
14        Shareholder Information
------------------------------------------------------
15        Choosing a Share Class
------------------------------------------------------
17        Purchase and Exchange of Shares
------------------------------------------------------
18        Sales Charges
------------------------------------------------------
20        Sales Charge Reductions and Waivers
------------------------------------------------------
21        Plans of Distribution
------------------------------------------------------
22        How to Sell Shares
------------------------------------------------------
23        Distributions and Taxes
------------------------------------------------------
24        Financial Highlights
------------------------------------------------------

                                 JULY 15, 2002

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT
 DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
 REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The funds seek to provide you with high current income that is exempt from regular federal income tax by investing primarily in municipal bonds. The Tax-Exempt Bond Fund of America invests primarily in municipal bonds rated A or better, but may invest in lower quality municipal bonds. American High-Income Municipal Bond Fund invests a substantial portion of its portfolio in lower quality municipal bonds. Limited Term Tax-Exempt Bond Fund invests primarily in municipal bonds with average effective maturities between 3 and 10 years and with quality ratings of A or better, but may also invest significantly in bonds rated Baa or BBB. The funds emphasize undervalued but fundamentally sound investments in municipal obligations, including those issued to finance roads, schools, hospitals, airports and other public needs. Municipalities include counties, cities, towns, and various regional or special districts.

 The funds are designed for investors seeking a high level of current income exempt from federal income tax and, in the case of American High-Income Municipal Bond Fund, investors who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. An investment in the funds is subject to risks, including the possibility that a fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of debt securities may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

 Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year and by showing how the funds' average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

 Unlike the bar charts, the investment results tables reflect each fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 3.75% deducted. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the funds' Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results are not available for the 2000 calendar year.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                       THE TAX-EXEMPT BOND FUND OF AMERICA
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if one were included, results would be lower.)
[bar chart]

1992   9.03%
1993  11.72
1994  -4.82
1995  17.28
1996   4.57
1997   8.98
1998   6.04
1999  -2.32
2000   9.69
2001   5.57
[end bar chart]

         Highest/lowest quarterly results during this time period were:

        HIGHEST                     6.87%  (quarter ended March 31, 1995)
        LOWEST                      -4.93%  (quarter ended March 31, 1994)


    The year-to-date result was 4.36% for the six months ended June 30, 2002.

 INVESTMENT RESULTS TABLE (WITH SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
 ------------------------------------------------------------------------------
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 10/3/79
 ------------------------------------------------------------------------------
 Before Taxes                         1.58%     4.70%       5.98%      7.76%
 ------------------------------------------------------------------------------
 After Taxes on Distributions         1.51%     4.59%       5.85%         -
 ------------------------------------------------------------------------------
 After Taxes on Distributions and     2.89%     4.75%       5.85%         -
 Sale of Fund Shares
 ------------------------------------------------------------------------------
 Class B - began 3/15/00
 ------------------------------------------------------------------------------
 Before Taxes                        -0.19%        -           -       4.98%
 ------------------------------------------------------------------------------
 Indexes
 ------------------------------------------------------------------------------
 Lehman Municipal Bond Index/1/       5.13%     5.98%       6.63%       N/A
 ------------------------------------------------------------------------------
 Lipper General                       3.90%     4.79%       5.86%      7.86%
 Municipal Debt Average/2/
 ------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2001:  4.07%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund's Class A shares began investment operations, therefore, lifetime results are not available.
 2 The Lipper General Municipal Debt Funds Average represent funds that invest at least 65% of assets in municipal debt issues in the top four rating categories. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                    AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if one were included, results would be lower.)
[bar chart]
1995  19.05%
1996   6.45
1997  10.37
1998   4.89
1999  -2.31
2000   7.31
2001   6.22
[end bar chart]

         Highest/lowest quarterly results during this time period were:

        HIGHEST                                                        7.46%  (quarter ended March 31, 1995)
        LOWEST                                                        -1.40%  (quarter ended December 31, 1999)


    The year-to-date result was 3.90% for the six months ended June 30, 2002.


 INVESTMENT RESULTS TABLE (WITH SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
 ------------------------------------------------------------------------------
                                               ONE YEAR  FIVE YEARS   LIFETIME
 Class A - began 9/26/94
 ------------------------------------------------------------------------------
 Before Taxes                                   2.26%      4.41%       6.41%
 ------------------------------------------------------------------------------
 After Taxes on Distributions                   2.26%      4.36%       6.24%
 ------------------------------------------------------------------------------
 After Taxes on Distributions and Sale of       3.54%      4.59%       6.23%
 Fund Shares
 ------------------------------------------------------------------------------
 Class B - began 3/15/00
 ------------------------------------------------------------------------------
 Before Taxes                                   0.50%         -        4.33%
 ------------------------------------------------------------------------------
 Indexes
 ------------------------------------------------------------------------------
 Lehman Municipal Bond Index/1/                 5.13%      5.98%       6.84%
 ------------------------------------------------------------------------------
 Lipper High Yield Municipal Debt Average/2/    4.95%      3.83%       5.15%
 ------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2001:  5.15%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if one were included, results would be lower.)
[bar chart]
1994  -2.90%
1995  12.35
1996   4.46
1997   7.30
1998   5.50
1999  -0.60
2000   7.45
2001   5.24
[end bar chart]

         Highest/lowest quarterly results during this time period were:

        HIGHEST                                                        4.38%  (quarter ended March 31, 1995)
        LOWEST                                                        -3.44%  (quarter ended March 31, 1994)


    The year-to-date result was 3.93% for the six months ended June 30, 2002.


 INVESTMENT RESULTS TABLE (WITH SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
 ------------------------------------------------------------------------------
                                               ONE YEAR  FIVE YEARS   LIFETIME
 Class A - began 10/6/93
 ------------------------------------------------------------------------------
 Before Taxes                                    1.31%     4.14%       4.56%
 ------------------------------------------------------------------------------
 After Taxes on Distributions                    1.31%     4.14%       4.56%
 ------------------------------------------------------------------------------
 After Taxes on Distributions and Sale of        2.38%     4.17%       4.54%
 Fund Shares
 ------------------------------------------------------------------------------
 Class B - began 3/15/00
 ------------------------------------------------------------------------------
 Before Taxes                                   -0.63%        -        3.82%
 ------------------------------------------------------------------------------
 Indexes
 ------------------------------------------------------------------------------
 Lehman 7-Year Municipal Bond Index/1/           5.18%     5.55%       5.35%
 ------------------------------------------------------------------------------
 Lipper Intermediate Municipal Debt              4.53%     4.83%       4.77%
 Average/2/
 ------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2001:  3.47%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Lehman Brothers 7-Year Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 FEES AND EXPENSES OF THE FUNDS

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        CLASS A    CLASS B   CLASS C    CLASS F
 -----------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       3.75  %/1/   none      none       none
 percentage of offering price)
 -----------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested                  none   none      none       none
 dividends
 -----------------------------------------------------------------------------------------------
 Maximum deferred sales charge                              none/2/ 5.00%/3/  1.00%/4/   none
 -----------------------------------------------------------------------------------------------
 Redemption or exchange fees                                 none   none      none       none
 -----------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
 ------------------------------------------------------------------------------
                                     CLASS A  CLASS B  CLASS C/1/   CLASS F/1/
 ------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 ------------------------------------------------------------------------------
 Management Fees                      0.35%    0.35%     0.35%        0.35%
 Distribution and/or Service
 (12b-1) Fees/2/                      0.25%    1.00%     1.00%        0.25%
 Other Expenses                       0.06%    0.05%     0.20%        0.19%
 Total Annual Fund Operating
 Expenses                             0.66%    1.40%     1.55%        0.79%
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 ------------------------------------------------------------------------------
 Management Fees                      0.41%    0.41%     0.41%        0.41%
 Distribution and/or Service
 (12b-1) Fees/3/                      0.30%    1.00%     1.00%        0.25%
 Other Expenses                       0.09%    0.07%     0.21%        0.21%
 Total Annual Fund Operating
 Expenses                             0.80%    1.48%     1.62%        0.87%
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
 ------------------------------------------------------------------------------
 Management Fees                      0.38%    0.38%     0.38%        0.38%
 Distribution and/or Service
 (12b-1) Fees/3/                      0.30%    1.00%     1.00%        0.25%
 Other Expenses                       0.12%    0.21%     0.24%        0.24%
 Total Annual Fund Operating
 Expenses                             0.80%    1.59%     1.62%        0.87%
 Expense Reimbursement/4/             0.05%     N/A       N/A          N/A
 Net Expenses                         0.75%    1.59%     1.62%        0.87%
 ------------------------------------------------------------------------------


 1 Based on estimated amounts for the current fiscal year.
 2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
 3 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.
 4 During the year, Capital Research and Management Company paid certain expenses of the fund to ensure the expense ratio of the Class A shares did not exceed 0.75% of average net assets annually. Under certain circumstances, as described in the statement of additional information, the fund may be required to repay amounts waived.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year and that each fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:


                                 ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 ------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 ------------------------------------------------------------------------------
 Class A                           $440       $578        $  729      $1,167
 ------------------------------------------------------------------------------
 Class B - assuming redemption     $643       $843        $  966      $1,477
 Class B - assuming no             $143       $443        $  766      $1,477
 redemption
 ------------------------------------------------------------------------------
 Class C - assuming redemption     $258       $490        $  845      $1,845
 Class C - assuming no             $158       $490        $  845      $1,845
 redemption
 ------------------------------------------------------------------------------
 Class F - excludes                $ 81       $252        $  439      $  978
 intermediary fees/*/
 ------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 ------------------------------------------------------------------------------
 Class A                           $454       $621        $  803      $1,328
 ------------------------------------------------------------------------------
 Class B - assuming redemption     $651       $868        $1,008      $1,584
 Class B - assuming no             $151       $468        $  808      $1,584
 redemption
 ------------------------------------------------------------------------------
 Class C - assuming redemption     $265       $511        $  881      $1,922
 Class C - assuming no             $165       $511        $  881      $1,922
 redemption
 ------------------------------------------------------------------------------
 Class F - excludes                $ 89       $278        $  482      $1,073
 intermediary fees/*/
 ------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
 ------------------------------------------------------------------------------
 Class A/**/                       $454       $621        $  803      $1,328
 ------------------------------------------------------------------------------
 Class B - assuming redemption     $662       $902        $1,066      $1,677
 Class B - assuming no             $162       $502        $  866      $1,677
 redemption
 ------------------------------------------------------------------------------
 Class C - assuming redemption     $265       $511        $  881      $1,922
 Class C - assuming no             $165       $511        $  881      $1,922
 redemption
 ------------------------------------------------------------------------------
 Class F - excludes                $ 89       $278        $  482      $1,073
 intermediary fees/*/
 ------------------------------------------------------------------------------


 * Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

 /** // /Does not reflect expense reimbursement.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 THE TAX-EXEMPT BOND FUND OF AMERICA

 The fund's investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. It seeks to achieve this objective by investing primarily in municipal bonds, including lower quality bonds.

 Normally, the fund will invest at least 80% of its assets in securities exempt from regular federal income tax. The fund will not invest in securities subject to alternative minimum tax. The fund will invest at least 65% of its assets in debt securities rated A or better. The fund may also invest up to 35% of its assets in debt securities rated Baa or BBB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality (however, no more than 20% of its assets may be invested in debt securities rated Ba and BB or below).

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 The fund's investment objective is to provide you with a high level of current income exempt from regular federal income tax. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

 Normally, the fund will invest at least 80% of its assets in securities exempt from regular federal income tax. The fund may invest, without limit, in securities that may subject you to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax. The fund invests primarily in municipal bonds and will invest at least 50% of its assets in lower quality debt securities (rated Baa or BBB or below or unrated but determined to be of equivalent quality).

 In addition, the fund may invest significantly in municipal obligations of issuers in the same state or of similar project type. This may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its stated maturity and quality standards and preservation of capital. The fund invests primarily in municipal bonds with average effective maturities between 3 and 10 years and with quality ratings of A or better.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 Normally, the fund will invest at least 80% of its assets in securities exempt from regular federal income tax. The fund may invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a share holder's federal alternative minimum tax. The fund may also invest significantly in municipal bonds rated Baa or BBB or unrated but determined to be of equivalent quality.

                        *               *              *

 Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The values of and the income generated by most debt securities held by the funds may be affected by changing interest rates and individual securities by changes in their effective maturities and credit ratings. For example, as with other debt securities, the values of bonds in each fund's portfolio generally will decline when interest rates rise and vice versa. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than higher quality or shorter maturity securities. See the Appendix in the statement of additional information for credit rating descriptions.

 A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions which acts to shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

 The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

 The funds may also hold cash, money market instruments or taxable debt secu rities. The size of each fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of each fund's objective in a period of rising market prices, but it also could reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent above average long-term opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results tables shown on an earlier page, the tables below reflect each fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                          ONE YEAR     FIVE YEARS     TEN YEARS      LIFETIME
 Class A - began
 10/3/79
 (with no sales charge      9.69%         5.30%         6.95%          8.06%
 imposed)
 -------------------------------------------------------------------------------
 Lehman Municipal Bond     11.68%         5.84%         7.32%           N/A
 Index/1/
 -------------------------------------------------------------------------------
 Lipper General
 Municipal Debt            10.83%         4.66%         6.68%          8.05%
 Average/2/
 -------------------------------------------------------------------------------
 Class A distribution rate/3/:  5.20%
 (For current distribution rate information, please call American FundsLine at
 1-800-325-3590.)
 -------------------------------------------------------------------------------

 THE TAX-EXEMPT BOND FUND OF AMERICA

 1 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund's Class A shares began investment operations, therefore, lifetime results are not available.
 2 The Lipper General Municipal Debt Funds Average represent funds that invest at least 65% of assets in municipal debt issues in the top four rating categories. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                  ONE YEAR       FIVE YEARS        LIFETIME
 Class A - began 9/26/94
 (with no sales charge              7.31%           5.25%            7.10%
 imposed)
 ------------------------------------------------------------------------------
 Lehman Municipal Bond             11.68%           5.84%            7.11%
 Index/1/
 ------------------------------------------------------------------------------
 Lipper High Yield Municipal        3.08%           3.83%            5.25%
 Debt Average/2/
 ------------------------------------------------------------------------------
 Class A distribution rate/3/:  5.50%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)
 ------------------------------------------------------------------------------

 1 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                  ONE YEAR       FIVE YEARS        LIFETIME
 Class A - began 10/6/93
 (with no sales charge              7.45%           4.78%            5.02%
 imposed)
 ------------------------------------------------------------------------------
 Lehman 7-Year Municipal Bond       9.07%           5.39%            5.37%
 Index/1/
 ------------------------------------------------------------------------------
 Lipper Intermediate Municipal      8.55%           4.67%            4.78%
 Debt Average/2/
 ------------------------------------------------------------------------------
 Class A distribution rate/3/:  4.21%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Lehman Brothers 7-Year Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Funds."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, and Limited Term Tax-Exempt Bond Fund of America are:

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 PORTFOLIO COUNSELOR/ FUND         PORTFOLIO COUNSELOR          PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)                  EXPERIENCE              (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 ----------------------------------------------------------------------------------------------------------------
 BRENDA S. ELLERIN                       3 years                Senior Vice President and Director, Capital
                              (plus 6 years prior experience    Research Company
 Senior Vice President,      as a research professional) for
 Tax-Exempt Bond Fund of     Tax-Exempt Bond Fund of America    Investment professional for 12 years in total;
 America and Limited Term                                       10 years with Capital Research and
 Tax-Exempt Bond Fund;                    3 years               Management Company or affiliate
 Vice President, American     (plus 4 years prior experience
 High-Income Municipal Bond  as a research professional) for
 Fund                         American High-Income Municipal
                                        Bond Fund

                                 5 years for Limited Term
                                   Tax-Exempt Bond Fund
 ----------------------------------------------------------------------------------------------------------------
 DAVID A. HOAG                           3 years                Senior Vice President, Capital Research
                              (plus 6 years prior experience    Company
 Senior Vice President,      as a research professional) for
 Tax-Exempt Bond Fund of     Tax-Exempt Bond Fund of America    Investment professional for 13 years in total;
 America and American                                           10 years with Capital Research and
 High-Income Municipal Bond              5 years                Management Company or affiliate
 Fund                         (plus 2 years prior experience
                             as a research professional) for
                              American High-Income Municipal
                                        Bond Fund
 ----------------------------------------------------------------------------------------------------------------
 NEIL L. LANGBERG              22 years for Tax-Exempt Bond     Vice President, Investment Management
                                     Fund of America            Group, Capital Research and Management
 President, Principal                                           Company
 Executive Officer and       7 years for American High-Income
 Director, Tax-Exempt Bond         Municipal Bond Fund          Investment professional for 23 years, all with
 Fund of America; Senior                                        Capital Research and Management Company
 Vice President, American        8 years for Limited Term       or affiliate
 High-Income Municipal Bond        Tax-Exempt Bond Fund
 Fund and Limited Term
 Tax-Exempt Bond Fund
 ----------------------------------------------------------------------------------------------------------------
 EDWARD B. NAHMIAS           1 year for Tax-Exempt Bond Fund    Vice President and Director, Capital Research
                                        of America              Company
 Vice President, American
 High-Income Municipal Bond                                     Investment professional for 12 years in total;
 Fund                                                           5 years with Capital Research and
                                                                Management Company or affiliate
 ----------------------------------------------------------------------------------------------------------------

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the funds' transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds

 Service Company has four service centers across the country.


                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



 A more detailed description of policies and services is included in the funds' statement of additional information and the owner's guide sent to new American Funds shareholders titled "Welcome to the Family." Both are available by writing or calling American Funds Service Company.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 CHOOSING A SHARE CLASS

 Each fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of each fund, you must choose a share class. If none is chosen, your investment will be made in Class A shares.

 Shares of each fund may be purchased through various investment programs or accounts, including many types of retirement plans. However, tax-exempt funds should not serve as retirement plan investments. The services or share classes available to you may vary depending upon how you wish to purchase shares of each fund.

 Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F shares are generally only available to fee-based programs of investment firms that have special agreements with each fund's distributor and certain registered investment advisers.

 Each investor's financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       up to 3.75% (reduced or eliminated for purchases
                             of $100,000 or more)
  Contingent deferred        none (except on certain redemptions on purchases
  sales charge               of $1 million or more bought without an initial
                             sales charge)
  12b-1 fees                 up to 0.25% or 0.30% annually
  Dividends                  higher than other classes due to lower annual
                             expenses
  Purchase maximum           none
  Conversion                 none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        starts at 5.00% and declines until it reaches 0%
  sales charge               after six years
  12b-1 fees                 1.00% annually
  Dividends                  lower than Class A and F shares due to higher
                              distribution fees and other expenses, but higher
                             than Class C shares due to lower other expenses
  Purchase maximum           $100,000
  Conversion                 automatic conversion to Class A shares after eight
                             years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        1.00% if shares are sold within one year after
  sales charge               being purchased
  12b-1 fees                 1.00% annually
  Dividends                  lower than other classes due to higher
                             distribution fees and other expenses
  Purchase maximum           $500,000
  Conversion                 automatic conversion to Class F shares after ten
                             years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        none
  sales charge
  12b-1 fees                 currently 0.25% annually (may not exceed 0.50%
                             annually)
  Dividends                  higher than Class B and C shares due to lower
                                distribution fees, but typically lower than
                             Class A shares due to higher other expenses
  Purchase maximum           none
  Conversion                 none
 ------------------------------------------------------------------------------

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 The funds and American Funds Distributors, each fund's distributor, reserve the right to reject any purchase order for any reason, including purchases which are part of exchange activity that could involve actual or potential harm to the funds.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account                           $    250
 To add to an account                              $     50
 -----------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES               $100,000
 -----------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES               $500,000
 -----------------------------------------------------------

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 VALUING SHARES

 Each fund's net asset value is the value of a single share. Each fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds' board has adopted procedures to make "fair value" determinations in certain circumstances, for example, if market quotations are not readily available or do not accurately reflect fair value.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain
 Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more may be subject to a 1% contingent deferred sales charge if shares are sold within one year of purchase.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1%

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS on investments made in Class A shares with no initial sales charge. Each fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, shareholders would still have the option of converting but may face certain tax consequences.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

 . solely controlled business accounts;

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder
  (this generally excludes trusts).

 PLANS OF DISTRIBUTION

 Each fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of directors/trustees. The plans provide for annual expenses of up to 0.25% or 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- over $50,000;

     -- made payable to someone other than the registered shareholder(s); or

     -- sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAX CONSEQUENCES

 Interest on municipal bonds is generally not included in gross income for federal income tax purposes. Each fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements.
  However, each fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by each fund.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the funds may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The funds' distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, (except for the six months ended February 28, 2002 and January 31, 2002, respectively), whose report, along with each fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                  CLASS A
                         -----------------------------------------------------------
                          Six months
                            ended
                         February 28,             YEAR ENDED AUGUST 31
                         2002/1,//2/
                         -------------- 2001     2000     1999     1998      1997
                                       ---------------------------------------------
 NET ASSET VALUE,          $12.38      $11.81   $11.86   $12.60   $12.27    $11.86
 BEGINNING OF PERIOD
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:/3/
 Net investment income        .29         .60      .60      .59      .62       .64
 Net (losses) gains on
 securities (both
 realized and                (.13)        .57     (.01)    (.55)     .37       .45
 unrealized)
 -----------------------------------------------------------------------------------
 Total from investment        .16        1.17      .59      .04      .99      1.09
 operations
 -----------------------------------------------------------------------------------
 DIVIDENDS AND
 DISTRIBUTIONS:
 Dividends (from net
 investment income)          (.29)       (.60)    (.60)    (.59)    (.62)     (.64)
 Distributions (from         (.03)          -     (.04)    (.19)    (.04)     (.04)
 capital gains)
 -----------------------------------------------------------------------------------
 Total distributions         (.32)       (.60)    (.64)    (.78)    (.66)     (.68)
 -----------------------------------------------------------------------------------
 NET ASSET VALUE, END      $12.22      $12.38   $11.81   $11.86   $12.60    $12.27
 OF PERIOD
 -----------------------------------------------------------------------------------
 TOTAL RETURN/4/             1.34%      10.22%    5.27%     .23%    8.26%     9.39%
 -----------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of        $2,368      $2,202   $1,831   $1,917   $1,795    $1,593
 period (in millions)
 -----------------------------------------------------------------------------------
 Ratio of expenses to         .64%/5/     .66%     .67%     .65%     .66%      .68%
 average net assets
 -----------------------------------------------------------------------------------
 Ratio of net income to
 average net assets          4.80%/5/    5.00%    5.22%    4.78%    4.98%     5.27%

 THE TAX-EXEMPT BOND FUND OF AMERICA



 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
 2 Unaudited.
 3 Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                                                       CLASS B
                                        ---------------------------------------
                                         Six months      Year
                                           ended         ended     March 15 to
                                        February 28,  August 31,   August 31,
                                         2002/1,2/       2001        2000/1/
                                        ---------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD     $12.38       $11.81        $11.50
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:/3/
 Net investment income                       .25          .52           .21
 Net (losses) gains on securities
 (both                                      (.13)         .57           .34
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment operations            .12         1.09           .55
 ------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends (from net investment
 income)                                    (.25)        (.52)         (.24)
 Distributions (from capital gains)         (.03)           -             -
 ------------------------------------------------------------------------------
 Total distributions                        (.28)        (.52)         (.24)
 ------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD           $12.22       $12.38        $11.81
 ------------------------------------------------------------------------------
 TOTAL RETURN/4/                             .96%        9.45%         4.89%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in            $   49       $   26        $    3
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to average net           1.38%/5/     1.40%          .64%
 assets
 ------------------------------------------------------------------------------
 Ratio of net income to average net
 assets                                     4.01%/5/     4.06%         1.99%




 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
 2 Unaudited.
 3 Based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                                  CLASS C                    CLASS F
                         ------------------------------------------------------
                          Six months                 Six months
                            ended      March 15 to     ended       March 15 to
                         February 28,   August 31,  February 28,    August 31,
                          2002/1,2/      2001/1/     2002/1,2/       2001/1/
                         ------------------------------------------------------
 NET ASSET VALUE,          $12.38        $12.10       $12.38         $12.10
 BEGINNING OF PERIOD
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:/3/
 Net investment income        .24           .21          .28            .24
 Net (losses) gains on
 securities (both
 realized and                (.13)          .29         (.13)           .29
 unrealized)
 ------------------------------------------------------------------------------
 Total from investment        .11           .50          .15            .53
 operations
 ------------------------------------------------------------------------------
 DIVIDENDS AND
 DISTRIBUTIONS:
 Dividends (from net
 investment income)          (.24)         (.22)        (.28)          (.25)
 Distributions (from         (.03)            -         (.03)             -
 capital gains)
 ------------------------------------------------------------------------------
 Total distributions         (.27)         (.22)        (.31)          (.25)
 ------------------------------------------------------------------------------
 NET ASSET VALUE, END      $12.22        $12.38       $12.22         $12.38
 OF PERIOD
 ------------------------------------------------------------------------------
 TOTAL RETURN/4/              .90%         4.20%        1.26%          4.45%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of        $   42        $   15       $   16         $    7
 period (in millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to        1.52%/5/       .73%         .79%/5/        .40%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income to
 average net assets          3.96%/5/      1.77%        4.67%/5/       2.11%




 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
 2 Unaudited.
 3 Based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

                               Six months
                                 ended
                              February 28,        YEAR ENDED AUGUST 31
                               2002/1,2/
                              --------------2001   2000   1999   1998    1997
                                            -----------------------------------
 Portfolio turnover
 rate for all
 classes of shares                     9%     21%    29%    15%    23%     14%

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                                                 CLASS A
                         ----------------------------------------------------------
                         Six months
                            ended
                         January 31,              YEAR ENDED JULY 31
                         2002/1,//2/
                         ------------- 2001     2000     1999     1998      1997
                                      ---------------------------------------------
 NET ASSET VALUE,         $15.35      $14.87   $15.49   $16.12   $15.90    $15.23
 BEGINNING OF PERIOD
 ----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:/3/
 Net investment income       .41         .83      .82      .81      .84       .87
 Net (losses) gains on
 securities (both
 realized and               (.25)        .48     (.58)    (.54)     .26       .80
 unrealized)
 ----------------------------------------------------------------------------------
 Total from investment       .16        1.31      .24      .27     1.10      1.67
 operations
 ----------------------------------------------------------------------------------
 DIVIDENDS AND
 DISTRIBUTIONS:
 Dividends (from net
 investment income)         (.42)       (.83)    (.83)    (.82)    (.84)     (.86)
 Distributions (from           -           -     (.03)    (.08)    (.04)     (.14)
 capital gains)
 ----------------------------------------------------------------------------------
 Total distributions        (.42)       (.83)    (.86)    (.90)    (.88)    (1.00)
 ----------------------------------------------------------------------------------
 NET ASSET VALUE, END     $15.09      $15.35   $14.87   $15.49   $16.12    $15.90
 OF PERIOD
 ----------------------------------------------------------------------------------
 TOTAL RETURN/4/            1.05%       9.14%    1.61%    1.63%    7.05%    11.36%
 ----------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of       $  698      $  650   $  550      564   $  464    $  316
 period (in millions)
 ----------------------------------------------------------------------------------
 Ratio of expenses to        .78%/5/     .80%     .80%     .78%     .79%      .87%
 average net assets
 ----------------------------------------------------------------------------------
 Ratio of net income to
 average net assets         5.39%/5/    5.50%    5.53%    5.09%    5.19%     5.51%

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND



 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, not representative of a full year.
 2 Unaudited.
 3 Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year; all periods are based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                                                         CLASS B
                                            ------------------------------------
                                            Six months     Year
                                               ended       ended    March 15 to
                                            January 31,  July 31,    July 31,
                                             2002/1,2/     2001       2000/1/
                                            ------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD        $15.35      $14.87       $14.79
 -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:/3/
 Net investment income                          .36         .71          .23
 Net (losses) gains on securities (both        (.25)        .50          .14
 realized and unrealized)
 -------------------------------------------------------------------------------
 Total from investment operations               .11        1.21          .37
 -------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends (from net investment income)        (.37)       (.73)        (.29)
 Distributions (from capital gains)               -           -            -
 -------------------------------------------------------------------------------
 Total distributions                           (.37)       (.73)        (.29)
 -------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD              $15.09      $15.35       $14.87
 -------------------------------------------------------------------------------
 TOTAL RETURN/4/                                .70%       8.45%        3.16%
 -------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in millions)     $   20      $   11       $    2
 -------------------------------------------------------------------------------
 Ratio of expenses to average net assets       1.49%/5/    1.48%         .55%
 -------------------------------------------------------------------------------
 Ratio of net income to average net assets     4.64%/5/    4.72%        1.77%




 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, not representative of a full year.
 2 Unaudited.
 3 Based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                                   CLASS C                   CLASS F
                           ----------------------------------------------------
                           Six months                Six months
                              ended     March 15 to     ended      March 19 to
                           January 31,    July 31,   January 31,     July 31,
                            2002/1,2/     2001/1/     2002/1,2/      2001/1/
                           ----------------------------------------------------
 NET ASSET VALUE,           $15.35        $15.11      $15.35         $15.12
 BEGINNING OF PERIOD
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:/3/
 Net investment income         .35           .25         .40            .26
 Net (losses) gains on
 securities (both             (.25)          .25        (.25)           .25
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment         .10           .50         .15            .51
 operations
 ------------------------------------------------------------------------------
 DIVIDENDS AND
 DISTRIBUTIONS:
 Dividends (from net
 investment income)           (.36)         (.26)       (.41)          (.28)
 Distributions (from             -             -           -              -
 capital gains)
 ------------------------------------------------------------------------------
 Total distributions          (.36)         (.26)       (.41)          (.28)
 ------------------------------------------------------------------------------
 NET ASSET VALUE, END OF    $15.09        $15.35      $15.09         $15.35
 PERIOD
 ------------------------------------------------------------------------------
 TOTAL RETURN/4/               .62%         3.34%        .98%          3.43%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of         $   13        $    4      $    6         $    1
 period (in millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to         1.63%/5/       .59%        .93%/5/        .35%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income to
 average net assets           4.54%/5/      1.75%       5.30%/5/       1.88%




 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, not representative of a full year.
 2 Unaudited.
 3 Based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

                               Six months
                                  ended
                               January 31,         YEAR ENDED JULY 31
                                2002/1,2/
                               -------------2001   2000   1999   1998    1997
                                            -----------------------------------
 Portfolio turnover rate
 for all
 classes of shares                      9%    18%    33%    17%    16%     15%

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                                                    CLASS A
                         ---------------------------------------------------------------
                         Six months
                            ended
                         January 31,                 YEAR ENDED JULY 31
                         2002/1,//2/
                         -------------  2001      2000      1999      1998       1997
                                      --------------------------------------------------
 NET ASSET VALUE,         $15.08      $14.43    $14.62    $14.85    $14.79     $14.36
 BEGINNING OF PERIOD
 ---------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:/3/
 Net investment income       .30         .62       .73       .61       .66        .68
 Net (losses) gains on
 securities (both
 realized and               (.08)        .65      (.30)     (.23)      .06        .43
 unrealized)
 ---------------------------------------------------------------------------------------
 Total from investment       .22        1.27       .43       .38       .72       1.11
 operations
 ---------------------------------------------------------------------------------------
 DIVIDENDS AND
 DISTRIBUTIONS:
 Dividends (from net
 investment income)         (.30)       (.62)     (.62)     (.61)     (.66)      (.68)
 Total distributions        (.30)       (.62)     (.62)     (.61)     (.66)      (.68)
 ---------------------------------------------------------------------------------------
 NET ASSET VALUE, END     $15.00      $15.08    $14.43    $14.62    $14.85     $14.79
 OF PERIOD
 ---------------------------------------------------------------------------------------
 TOTAL RETURN/4/            1.44%       8.99%     3.09%     2.59%     4.95%      7.96%
 ---------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of       $  387      $  306    $  258    $  283    $  227     $  203
 period (in millions)
 ---------------------------------------------------------------------------------------
 Ratio of expenses to        .73%/5/     .75%/6/   .75%/6/   .75%/6/   .75%/6/    .75%/6/
 average net assets
 ---------------------------------------------------------------------------------------
 Ratio of net income to
 average net assets         3.88%/5/    4.18%     5.08%     4.12%     4.40%      4.70%




 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, not representative of a full year.
 2 Unaudited.
 3 Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.
 6 Had CRMC not waived management services fees, the fund's expense ratio would have been 0.80%, 0.81%, 0.77%, 0.83% and 0.83% for the fiscal years ended 2001, 2000, 1999, 1998 and 1997, respectively.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                                                         CLASS B
                                            ------------------------------------
                                            Six months     Year
                                               ended       ended    March 15 to
                                            January 31,  July 31,    July 31,
                                             2002/1,2/     2001       2000/1/
                                            ------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD        $15.08      $14.43      $14.27
 -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:/3/
 Net investment income                          .23         .48         .24
 Net (losses) gains on securities (both        (.08)        .69         .13
 realized and unrealized)
 -------------------------------------------------------------------------------
 Total from investment operations               .15        1.17         .37
 -------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends (from net investment income)        (.23)       (.52)       (.21)
 Total distributions                           (.23)       (.52)       (.21)
 -------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD              $15.00      $15.08      $14.43
 -------------------------------------------------------------------------------
 TOTAL RETURN/4/                               1.01%       8.24%       2.59%
 -------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in millions)     $    7      $    2      $    1
 -------------------------------------------------------------------------------
 Ratio of expenses to average net assets       1.47%/5/    1.59%/6/     .61%/6/
 -------------------------------------------------------------------------------
 Ratio of net income to average net assets     3.05%/5/    3.24%       1.84%




 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, not representative of a full year.
 2 Unaudited.
 3 Based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.
 6 Had CRMC not waived management services fees, the fund's expense ratio would have been 1.60% and 0.71% for the fiscal years ended 2001 and 2000, respectively, for Class B.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                                   CLASS C                   CLASS F
                           ----------------------------------------------------
                           Six months                Six months
                              ended     March 15 to     ended      March 15 to
                           January 31,    July 31,   January 31,     July 31,
                            2002/1,2/     2001/1/     2002/1,2/      2001/1/
                           ----------------------------------------------------
 NET ASSET VALUE,           $15.08        $14.92      $15.08         $14.92
 BEGINNING OF PERIOD
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:/3/
 Net investment income         .22           .15         .27            .16
 Net (losses) gains on
 securities (both             (.08)          .17        (.08)           .19
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment         .14           .32         .19            .35
 operations
 ------------------------------------------------------------------------------
 DIVIDENDS AND
 DISTRIBUTIONS:
 Dividends (from net          (.22)         (.16)       (.27)          (.19)
 investment income)
                           ----------------------------------------------------
 Total distributions          (.22)         (.16)       (.27)          (.19)
 ------------------------------------------------------------------------------
 NET ASSET VALUE, END OF    $15.00        $15.08      $15.00         $15.08
 PERIOD
 ------------------------------------------------------------------------------
 TOTAL RETURN/4/               .95%         2.14%       1.28%          2.34%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of         $   16        $    4      $    7         $    2
 period (in millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to         1.60%/5/       .75%        .92%/5/        .60%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income to
 average net assets           2.94%/5/      1.05%       3.67%/5/       1.18%




 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, not representative of a full year.
 2 Unaudited.
 3 Based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.


                               Six months
                                  ended
                               January 31,         YEAR ENDED JULY 31
                                2002/1,2/
                               -------------2001   2000   1999   1998    1997
                                            -----------------------------------
 Portfolio turnover rate
 for all
 classes of shares                      5%    21%    34%    17%    34%     32%

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the funds including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of each fund, including each fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by each fund and the funds' investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street,
 Los Angeles, California 90071.
 Investment Company File No. 811-2421 (The Tax-Exempt Bond Fund of America) Investment Company File No. 811-8576 (American High-Income Municipal Bond Fund) Investment Company File No. 811-7888 (Limited Term Tax-Exempt Bond Fund of
America)
                                                        Printed on Recyled Paper
                                                                  TEX-010-1101/B

                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                 July 15, 2002

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"), American High-Income Municipal Bond

Fund, Inc. ("AHIM"), and Limited Term Tax-Exempt Bond Fund of America ("LTEX") dated July 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                   The Tax-Exempt Bond Fund of America, Inc.
                 American High-Income Municipal Bond Fund, Inc.
                  Limited Term Tax-Exempt Bond Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        3
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       13
Fund Directors/Trustees and Other Officers. . . . . . . . . . . . .       15
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       22
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       28
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       32
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       37
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       40
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Shareholder Account Services and Privileges . . . . . . . . . . . .       44
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       46
General Information . . . . . . . . . . . . . . . . . . . . . . . .       47
Class A Share Investment Results and Related Statistics . . . . . .       49
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       52
Financial Statements




                   National Tax-Exempt Income Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

..    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax.
..    The fund will not invest in securities subject to alternative minimum tax.
..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
..    The fund will invest at least 65% of its assets in debt securities rated A or better by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) or unrated but determined to be of equivalent quality.
..    The fund may invest up to 35% of its assets in straight debt securities rated BBB by S&P or Baa by Moody's or below or unrated but determined to be of equivalent quality (with no more than 20% of its assets in straight debt securities rated BB/Ba or below or unrated but determined to be of equivalent quality).
..    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------
..    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax (including securities subject to alternative minimum tax).
..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
..    The fund will invest at least 65% of its assets in debt securities rated A or below by S&P or Moody's or unrated but determined to be of equivalent quality.
..    The fund will invest at least 50% of its assets in debt securities rated
     BBB/Baa or below or unrated but determined to be of equivalent quality.
..    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

..    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax.
..    The fund may invest up to 20% of its assets in securities subject to federal alternative minimum tax.
..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
..    The fund will invest at least 65% of its assets in debt securities rated A or better by S&P or Moody's or unrated but determined to be of equivalent quality.


                   National Tax-Exempt Income Funds - Page 2

..    The fund may invest up to 35% of its assets in straight debt securities rated BBB/Baa by Moody's or S&P or unrated but determined to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or it is not rated and its quality becomes equivalent to such a security).
..    The dollar-weighted average effective maturity of the fund's portfolio will be between 3 and 10 years.
..    The maximum dollar-weighted average nominal or stated maturity of the fund's portfolio will be 15 years.
..    The maximum effective maturity of any one security in the fund's portfolio will be 10 years.
..    The maximum nominal or stated maturity of any security in the fund's portfolio will be 25 years.

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
-----------------------------------------------------------------------------
AND LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
------------------------------------------------

DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and vice versa.


Lower rated bonds, rated Ba or below by S&P and BB or below by Moody's or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.


                   National Tax-Exempt Income Funds - Page 3

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, their exclusion from gross income for federal income tax purposes and, where applicable, state and local income tax are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including


                   National Tax-Exempt Income Funds - Page 4 reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


MUNICIPAL LEASE OBLIGATIONS - The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the Investment Adviser. In determining whether these securities are liquid, the Investment Adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.


U.S. COMMONWEALTH OBLIGATIONS - The funds may invest in obligations of the various commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments affecting any commonwealth may, in turn, affect negatively the value of the funds' holdings in such obligations.


ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.


CASH AND CASH EQUIVALENTS - These securities include, but are not limited to:
(i) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (ii) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (iii) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (iv) tax-exempt variable rate debt issued by municipal conduits for corporate obligors, and (v) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.


TEMPORARY INVESTMENTS - The funds may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S.


                   National Tax-Exempt Income Funds - Page 5 government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security beginning on the date of the agreement. When the funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The funds will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind each fund's objective, the Investment Adviser will increase each fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.


ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


                   National Tax-Exempt Income Funds - Page 6

PRIVATE PLACEMENTS - Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund's board of directors.


RESTRICTED SECURITIES AND LIQUIDITY - The funds may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the funds' board of directors/trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements, under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA AND AMERICAN HIGH-INCOME MUNICIPAL
-------------------------------------------------------------------------------
BOND FUND
---------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX - The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax; therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

CONCENTRATION OF INVESTMENTS - The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make the fund more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price may also increase. The fund may invest more than 25% of its assets in industrial development bonds.


                   National Tax-Exempt Income Funds - Page 7

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

MATURITY - Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, a feature such as a put, call or sinking fund will be considered to the extent it results in a security whose market characteristics indicate a maturity of 10 years or less, even though the nominal or stated maturity may be beyond 10 years. The Investment Adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.


Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years. For purposes of determining nominal or stated maturity, the fund will consider only the techniques approved for such purposes by the staff of the Securities and Exchange Commission which currently do not include any call or sinking fund features but are limited to those described in rule 2a-7(d) under the Investment Company Act of 1940 applicable to money market funds.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the funds' annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


                   National Tax-Exempt Income Funds - Page 8

THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs; nor

11. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof.

These restrictions also provide that the fund will:

12. Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of


                   National Tax-Exempt Income Funds - Page 9 the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


     (a) The fund may not invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction;

     (b)
     The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

     (c) The fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

3. Purchase or sell real estate (including real estate limited partnerships) unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

4. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5. Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;


                   National Tax-Exempt Income Funds - Page 10

6. Make loans in an aggregate amount in excess of 33(alpha)% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7. Issue senior securities, except as permitted under the Investment Company Act of 1940;

8. Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

9. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

10. Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases; nor

11. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

These restrictions also provide that the fund will:

12. Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax. For this purpose, securities subject to federal alternative minimum tax are considered tax-exempt securities. In the alternative, the fund will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the Board of Directors, loans of portfolio securities as described under "Loans of Portfolio Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2. The fund will not invest more than 15% of the value of its net assets in illiquid securities;


                   National Tax-Exempt Income Funds - Page 11

3. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the Board of Directors;

4. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:


 1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.  Invest in companies for the purpose of exercising control or management;

 7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

 8. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for


                   National Tax-Exempt Income Funds - Page 12 such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage; nor

10. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).

These restrictions also provide that the fund will:

11. Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended.

3. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4. The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

5. The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


                      FUND ORGANIZATION AND VOTING RIGHTS

Each fund is an open-end, diversified management investment company. The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund were each organized as a Maryland corporation on July 20, 1979 and June 14, 1994, respectively. Limited Term Tax-Exempt Bond Fund of America was organized as a Massachusetts business trust on July 12, 1993.


                   National Tax-Exempt Income Funds - Page 13

All fund operations are supervised by each fund's Board of Directors/Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors/Trustees and Director/Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.


The funds have several different classes of shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors/Trustees and set forth in each fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the board could be removed by a majority vote.


                   National Tax-Exempt Income Funds - Page 14

                      FUND DIRECTORS/TRUSTEES AND OFFICERS

              Directors/Trustees and Director/Trustee Compensation



                                                                                                 AGGREGATE
                                                                                               COMPENSATION
                                                                                          (INCLUDING VOLUNTARILY
                                                                                                  DEFERRED
                                                                                             COMPENSATION/1/)
                                 POSITION                                                      FROM THE FUND
                                   WITH             PRINCIPAL OCCUPATION(S) DURING              DURING THE
   NAME, ADDRESS AND AGE        REGISTRANT                   PAST 5 YEARS                   2001 FISCAL YEAR/2/
-------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Director/        Corporate Director and author; former                TEBF $3,843/4/
 6077 San Elijo, Box 2494      Trustee          United States Ambassador to Spain;                   AHIM $2,843/4/
 Rancho Santa Fe, CA  92067                     former Vice Chairman, Knight-Ridder,                 LTEX $2,843/4/
 Age: 67                                        Inc., former Chairman and Publisher,
                                                The Miami Herald
                                                ----------------
-------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Director/        Private Investor.  Former President                  TEBF $3,843/4/
 P.O. Box 144                  Trustee          and Chief Executive Officer, The                     AHIM $2,843/4/
 Palos Verdes Estates, CA                       Mission Group (non-utility holding                   LTEX $2,843/4/
 90274                                          company, subsidiary of Southern
 Age: 68                                        California Edison Company)
-------------------------------------------------------------------------------------------------------------------
 + Don R. Conlan               LTEX: Trustee    President (retired), The Capital Group          none/5/
 1630 Milan Avenue                              Companies, Inc.
 South Pasadena, CA 91030
 Age: 65
-------------------------------------------------------------------------------------------------------------------
 Diane C. Creel                Director/        CEO and President, The Earth                         TEBF $1,259/4/
 100 W. Broadway               Trustee          Technology Corporation (international                AHIM $2,757/4/
 Suite 240                                      consulting engineering)                              LTEX $2,757/4/
 Long Beach, CA 90802
 Age: 52
-------------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Director/        Managing Director, Senior Resource                   TEBF $4,179/4/
 4660 La Jolla Village         Trustee          Group LLC (development and                           AHIM $4,177/4/
 Drive                                          management of senior living                          LTEX $4,177/4/
 Suite 725                                      communities)
 San Diego, CA 92121-2116
 Age: 66
-------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Director/        President, Fuller Consulting (financial              TEBF $3,843/4/
 4337 Marina City Drive        Trustee          management consulting firm)                          AHIM $2,843/4/
 Suite 841 ETN                                                                                       LTEX $2,843/4/
 Marina del Rey, CA 90292
 Age: 55
-------------------------------------------------------------------------------------------------------------------
 +* Abner D. Goldstine         AHIM and         Senior Vice President and Director,             none/5/
      Age: 71                  TEBF:            Capital Research and Management
                               Vice             Company
                               Chairman
                               and
                               Director

                               LTEX:
                               President
                               and
                               Trustee
-------------------------------------------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.        Chairman of      Executive Vice President and                    none/5/
      Age: 52                  the Board        Director, Capital Research and
                                                Management Company
-------------------------------------------------------------------------------------------------------------------
 +*Neil L. Langberg            TEBF:            Vice President, Investment                      none/5/
 Age: 48                       President and    Management Group, Capital
                               Director         Research and Management
                                                Company
                               AHIM and
                               LTEX: Senior
                               Vice
                               President
-------------------------------------------------------------------------------------------------------------------
 +*Mark R. Macdonald           AHIM:            Vice President, Investment                      none/5/
 Age: 42                       President and    Management Group, Capital
                               Director         Research and Management
                                                Company
-------------------------------------------------------------------------------------------------------------------
 Richard G. Newman             Director/        Chairman and CEO, AECOM                              TEBF $4,179/4/
 555 South Flower Street       Trustee          Technology Corporation (architectural                AHIM $4,177/4/
 Suite 3700                                     engineering)                                         LTEX $4,177/4/
 Los Angeles, CA 90071
 Age: 66
-------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Director/        President, The Sanchez Family                        TEBF $3,969/4/
 5234 Via San Delarro, #1      Trustee          Corporation dba McDonald's                           AHIM $3,467/4/
 Los Angeles, CA  90022                         Restaurants (McDonald's licensee)                    LTEX $3,467/4/
 Age: 58
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL COMPENSATION
                                   (INCLUDING VOLUNTARILY
                                          DEFERRED
                                    COMPENSATION/1/) FROM          TOTAL NUMBER
                                    ALL FUNDS MANAGED BY             OF FUND
                                    CAPITAL RESEARCH AND              BOARDS
                                     MANAGEMENT COMPANY              ON WHICH
                                OR ITS AFFILIATES/3/ FOR THE     DIRECTOR/TRUSTEE
   NAME, ADDRESS AND AGE            2001 FISCAL YEAR END            SERVES/2/
----------------------------------------------------------------------------------
 Richard G. Capen, Jr.                        7/31/01 $98,620           14
 6077 San Elijo, Box 2494                     8/31/01 $98,620
 Rancho Santa Fe, CA  92067                                     ------------------
 Age: 67
----------------------------------------------------------------
 H. Frederick Christie                        7/31/01 $205,620          19
 P.O. Box 144                                 8/31/01 $205,620
 Palos Verdes Estates, CA                                       ------------------
 90274
 Age: 68
----------------------------------------------------------------
 + Don R. Conlan                          none/5/                        7
 1630 Milan Avenue
 South Pasadena, CA 91030
 Age: 65
----------------------------------------------------------------------------------
 Diane C. Creel                               7/31/01 $48,580           12
 100 W. Broadway                              8/31/01 $48,580
 Suite 240                                                      ------------------
 Long Beach, CA 90802
 Age: 52
----------------------------------------------------------------
 Martin Fenton                                7/31/01 $182,120          17
 4660 La Jolla Village                        8/31/01 $184,120
 Drive                                                          ------------------
 Suite 725
 San Diego, CA 92121-2116
 Age: 66
----------------------------------------------------------------
 Leonard R. Fuller                            7/31/01 $80,620           13
 4337 Marina City Drive                       8/31/01 $80,620
 Suite 841 ETN                                                  ------------------
 Marina del Rey, CA 90292
 Age: 55
----------------------------------------------------------------
 +* Abner D. Goldstine                    none/5/                       12
      Age: 71

----------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.                   none/5/                       15
      Age: 52

----------------------------------------------------------------------------------
 +*Neil L. Langberg                       none/5/                        1
 Age: 48
----------------------------------------------------------------------------------
 +*Mark R. Macdonald                      none/5/                        1
 Age: 42
----------------------------------------------------------------------------------
 Richard G. Newman                            7/31/01 $116,620          13
 555 South Flower Street                      8/31/01 $116,620
 Suite 3700                                                     ------------------
 Los Angeles, CA 90071
 Age: 66
----------------------------------------------------------------
 Frank M. Sanchez                             7/31/01 $52,100           12
 5234 Via San Delarro, #1                     8/31/01 $52,100
 Los Angeles, CA  90022                                         ------------------
 Age: 58
----------------------------------------------------------------




                   National Tax-Exempt Income Funds - Page 15

                   National Tax-Exempt Income Funds - Page 16

                   National Tax-Exempt Income Funds - Page 17

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

1 Amounts may be deferred by eligible Directors/Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors/Trustees.

2 The Tax-Exempt Bond Fund of America's fiscal year ends on August 31. American High-Income Municipal Bond Fund's and Limited Term Tax-Exempt Bond
  Fund of America's fiscal year ends on July 31.

3 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

4 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by each fund (plus earnings thereon) through the 2001 fiscal year for participating Directors/
  Trustees is as follows:
  TEBF - Richard G. Capen, Jr. ($5,093), H. Frederick Christie ($10,819), Diane
  C. Creel ($9,360), Martin Fenton ($12,931), and Leonard R. Fuller ($16,598). AHIM - Richard G. Capen, Jr. ($3,895), H. Frederick Christie ($7,323), Diane
  C. Creel ($3,954), Martin Fenton ($1,439) and Leonard R. Fuller ($6,686). LTEX - Richard G. Capen, Jr. ($3,895), H. Frederick Christie ($6,943), Diane
  C. Creel ($3,954), Martin Fenton ($10,864) and Leonard R. Fuller ($6,686). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors/Trustees.

5 Don R. Conlan, Abner D. Goldstine, Paul G. Haaga, Jr., Neil L. Langberg and
  Mark R. Macdonald are affiliated with the Investment Adviser and, accordingly, receive no compensation from the funds.


                   National Tax-Exempt Income Funds - Page 18

FUND SHARES OWNED BY DIRECTORS/TRUSTEES AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                         OWNED IN ALL FUNDS
                                                       WITHIN AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED            BY DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
--------------------------------------------------------------------------------
 Richard G. Capen, Jr.           TEBF: None                 Over $100,000
                                 AHIM: None
                                 LTEX: None
--------------------------------------------------------------------------------
 H. Frederick Christie      TEBF: Over $100,000             Over $100,000
                                 AHIM: None
                                 LTEX: None
--------------------------------------------------------------------------------
 Diane C. Creel              TEBF: $1 - $10,000           $10,001 - $50,000
                             AHIM: $1 - $10,000
                             LTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Martin Fenton               TEBF: $1 - $10,000             Over $100,000
                                 AHIM: None
                                 LTEX: None
--------------------------------------------------------------------------------
 Leonard R. Fuller           TEBF: $1 - $10,000          $50,001 - $100,000
                                 AHIM: None
                             LTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Richard G. Newman           TEBF: $1 - $10,000             Over $100,000
                             AHIM: $1 - $10,000
                             LTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Frank M. Sanchez            TEBF: $1 - $10,000           $10,001 - $50,000
                             AHIM: $1 - $10,000
                             LTEX: $1 - $10,000
--------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/2/
--------------------------------------------------------------------------------
 Don R. Conlan                   TEBF: N/A                  Over $100,000
                                 AHIM: None
                                 LTEX: None
--------------------------------------------------------------------------------
 Abner D. Goldstine         TEBF: Over $100,000             Over $100,000
                            AHIM: Over $100,000
                          LTEX: $10,000 - $50,000
--------------------------------------------------------------------------------
 Paul G. Haaga, Jr.         TEBF: Over $100,000             Over $100,000
                          AHIM: $50,001 - $100,000
                                 LTEX: None
--------------------------------------------------------------------------------
 Neil L. Langberg         TEBF: $10,000 - $50,000          Over $100,000
                                 AHIM: N/A
                                 LTEX: N/A
--------------------------------------------------------------------------------
 Mark R. Macdonald               TEBF: N/A                 Over $100,000
                            AHIM: Over $100,000
                                 LTEX: N/A
--------------------------------------------------------------------------------



                   National Tax-Exempt Income Funds - Page 19

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors/trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital
  Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.




                   National Tax-Exempt Income Funds - Page 20

                                 OTHER OFFICERS


                                  POSITION(S)          PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS     AGE     WITH REGISTRANT                DURING
----------------------------------------------------        PAST 5 YEARS
                                                    -----------------------------
Michael J. Downer       46   Vice President         Senior Vice President - Fund
333 South Hope Street                               Business Management Group,
Los Angeles, CA 90071                               Capital Research and
                                                    Management Company
---------------------------------------------------------------------------------
Brenda S. Ellerin       38   Senior Vice            Senior Vice President and
11100 Santa Monica           President -TEBF and    Director, Capital Research
Blvd.                        LTEX;                  Company*
Los Angeles, CA 90025        Vice President - AHIM
---------------------------------------------------------------------------------
David A. Hoag           36   Senior Vice            Senior Vice President,
11100 Santa Monica           President - TEBF and   Capital Research Company*
Blvd.                        LTEX
Los Angeles, CA 90025
---------------------------------------------------------------------------------
Edward B. Nahmias       49   Vice President -       Vice President and Director,
11100 Santa Monica           AHIM                   Capital Research Company*
Blvd.
Los Angeles, CA 90025
---------------------------------------------------------------------------------
Julie F. Williams       53   Secretary              Vice President - Fund
333 South Hope Street                               Business Management Group,
Los Angeles, CA 90071                               Capital Research and
                                                    Management Company
---------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   38   Treasurer              Vice President - Fund
135 South State                                     Business Management Group,
College Blvd.                                       Capital Research and
Brea, CA 92821                                      Management Company
---------------------------------------------------------------------------------
Kimberly S. Verdick     37   Assistant Secretary    Assistant Vice President -
333 South Hope Street                               Fund Business Management
Los Angeles, CA 90071                               Group, Capital Research and
                                                    Management Company
---------------------------------------------------------------------------------
Susi M. Silverman       31   Assistant Treasurer    Vice President - Fund
135 South State                                     Business Management Group,
College Blvd.                                       Capital Research and
Brea, CA 92821                                      Management Company
---------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director/Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. TEBF pays annual fees of $3,000 to Directors who are not affiliated with the Investment Adviser. AHIM and LTEX pay annual fees of $1,500 to Directors/Trustees who are not affiliated with the Investment Adviser. Each fund pays $210 for each Board of Directors/Trustees meeting attended. In addition, various Directors/
Trustees participate with directors and trustees of certain other funds in The American Funds Group in joint meetings of Contracts Committees, Audit Committees and Nominating Committees; total fees for attendance at these meetings, which are prorated among the participants in proportion to the number of funds represented, are $2,510 for each meeting of the Contracts Committee and $1,000 for each meeting of the Audit and Nominating Committees. No pension or retirement benefits are accrued as part of fund expenses. The Directors/Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Directors/Trustees


                   National Tax-Exempt Income Funds - Page 21 who are not affiliated with the Investment Adviser. As of October 1, 2001 the officers and Directors/Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreements (the "Agreements") between the funds and the Investment Adviser will continue in effect until May 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors/Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors/Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the Investment Adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


In determining whether to renew each fund's Agreement each year, the Contracts Committees of the Boards evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Boards. At its most recent meeting, the Committees considered a number of factors in recommending renewal of the existing Agreements, including the quality of services provided to each fund, fees and expenses borne by each fund, and financial results of the Investment Adviser.


In reviewing the quality of services provided to each fund, the Committees noted that during 2001, each fund's results were better than those of the funds in each fund's peer group and were well above the median for AHIM's and LTEX's five-year and lifetime periods and for TEBF's five- and ten-year periods ended December 31, 2001. The Committees also considered the quality


                   National Tax-Exempt Income Funds - Page 22 and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to each fund.


In reviewing the fees and expenses borne by each fund, the Committees noted, among other things, that each fund's advisory fees and its total expenses over various periods as a percentage of its average net assets were highly favorable in relation to each fund's peer group. The Committees also discussed steps taken by the Investment Adviser to control overall expenses during a period of market uncertainty and reviewed various scenarios involving variables in sales, redemptions, markets and expenses.


Based on their review, the Committees and the Boards concluded that the advisory fees and other expenses of each fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the funds, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the funds. The funds pay all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the funds (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to directors/trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

For TEBF the Investment Adviser receives a monthly fee based on the following rates and net asset levels:

                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------



                   National Tax-Exempt Income Funds - Page 23

The agreement also provides for fees based on monthly gross investment income at the following rates:

                            MONTHLY GROSS INVESTMENT

         INCOME              RATE IN EXCESS OF                UP TO
------------------------------------------------------------------------------
         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333                  8,333,333
------------------------------------------------------------------------------
         2.25                     8,333,333
------------------------------------------------------------------------------


Assuming net assets of $1.8 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.29%, 0.31%, 0.34%, 0.36% and
0.38%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defiined for federal income tax purposes.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed the lesser of either 25% of gross income of the Fund for the preceding year or the sum or (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30,000,000 and (b) 1% of any excess of average daily net assets of the preceding year over $30,000,000.


Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent each fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For AHIM the Investment Adviser receives a monthly fee at the annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets over $60 million, plus 3% of gross investment income. Assuming net assets of $600 million and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.31%, 0.34%, 0.37%, 0.40% and 0.43%, respectively.
 For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense


                   National Tax-Exempt Income Funds - Page 24 ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For LTEX the Investment Adviser receives a monthly fee, at an annual rate of 0.30% per annum on the first $60 million of the fund's average net assets, plus 0.21% per annum on the portion of such net assets in excess of $60 million, plus 3% of the fund's gross investment income for the preceding month. Assuming net assets of $300 million and gross income levels of 3%, 4%, 5%, 6%, and 7%, management fees would be 0.32%, 0.35%, 0.38%, 0.41% and 0.44%, respectively.
For the purposes of such computations under the Agreement, the fund's gross Investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees. For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received advisory fees from TEBF of $6,893,000, $6,502,000, and $6,526,000, respectively. For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received advisory fees from AHIM of $2,451,000, $2,240,000, and $2,083,000, respectively. For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received advisory fees from LTEX of $1,025,000, $1,045,000, and $999,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between each fund and the Investment Adviser, relating to the funds' Class C and F shares, will continue in effect until May 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors/Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that each fund may terminate the agreement at any time by vote of a majority of Directors/Trustees who are not interested persons of each fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to each fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the funds' Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the funds' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


                   National Tax-Exempt Income Funds - Page 25

As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the funds' Class C and F shares.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the funds and American Funds Service Company. TEBF'S Class C and F shares pay only those transfer agent fees that are attributed to accounts and activities generated by their respective share class. The Investment Adviser also receives an administrative services fee for administrative services provided to the funds' Class C and F shares.
 Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of the funds' Class C and F shares. Administrative service fees paid for Class C and F shares for the fiscal periods ended 2001 were $6,000 and $3,000 for TEBF, respectively,

$2,000 and $1,000 for AHIM, respectively, and $1,000 and $1,000 for LTEX, respectively.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


Each fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of each fund's shares. For Class

A shares, the Principal Underwriter receives commission revenue consisting of that portion of the

Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by each fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. Each fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. Each fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, each fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2001 fiscal year amounted to $947,000 after an allowance of $3,515,000 to dealers for TEBF;
$306,000 after allowance of $1,182,000 to dealers for AHIM; $113,000 after allowance of $420,000 to dealers for LTEX.


For TEBF during the fiscal years ended 2000 and 1999, the Principal Underwriter retained $502,000 and $1,005,000, respectively, on sales of Class A shares after an allowance of $1,952,000 and $3,987,000 to dealers, respectively. Revenue retained and service fees received by the Principal Underwriter on sales of Class B shares during the 2001 period amounted to $148,000 after compensation of $864,000 to dealers. During the fiscal year ended 2000, the Principal Underwriter retained $28,724 on sales of Class B shares after compensation of $134,323 to dealers.


For AHIM during the fiscal years ended 2000 and 1999, the Principal Underwriter retained $229,000 and $450,000, respectively, on sales of Class A shares after an allowance of $901,000 and $1,829,000 to dealers, respectively. Revenue retained and service fees received by the


                   National Tax-Exempt Income Funds - Page 26

Principal Underwriter on sales of Class B shares during the 2001 period amounted to $64,000 after compensation of $363,000 to dealers. During the fiscal year ended 2000, the Principal Underwriter retained $15,938 on sales of Class B shares after compensation of $74,986 to dealers.


For LTEX during the fiscal years ended 2000 and 1999, the Principal Underwriter retained $111,000 and $189,000, respectively, on sales of Class A shares after an allowance of $443,000 and $737,000 to dealers, respectively. Revenue retained and service fees received by the Principal Underwriter on sales of Class B shares during the 2001 period amounted to $19,000 after compensation of $106,000 to dealers. During the fiscal year ended 2000, the Principal Underwriter retained $5,864 on sales of Class B shares after compensation of $28,030 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Directors/Trustees and separately by a majority of the directors/trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the funds include shareholder services, savings to the fund in transfer agency costs, savings to the funds in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors/trustees who are not "interested persons" of the fund are committed to the discretion of the directors/

trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Directors/Trustees.


Under the Plans, each fund may annually expend (i) for Class A shares, up to 0.25%, 0.30% in the case of AHIM and LTEX, of its net assets attributable to Class A shares,
(ii) for Class B shares, 1.00% of its net assets attributable to Class B shares,
(iii) for Class C shares, 1.00% of its net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its net assets attributable to Class F shares, to finance any activity which is primarily intended to result in the sale of fund shares, provided each fund's Board of Directors/Trustees has approved the category of expenses for which payment is being made.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under each fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit.
 After five quarters these commissions are not recoverable.


For Class B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal


                   National Tax-Exempt Income Funds - Page 27

Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under each fund's Class F Plan for distribution-related expenses.


During the 2001 fiscal year, TEBF, AHIM and LTEX paid or accrued $4,915,000, $1,780,000 and
$807,000, respectively, for compensation to dealers or the Principal Underwriter under the Plan for Class A shares, $118,000, $56,000 and $14,000, respectively, for Class B shares, $27,000,
$7,000 and $6,000, respectively, for Class C shares, and $4,000, $1,000 and $375, respectively for Class F shares. As of July 31, 2001, unreimbursed expenses which were subject to reimbursement under the Plans for AHIM and LTEX Class A shares were $109,000 and $37,000, respectively.


As of the end of their respective fiscal year ends, accrued and unpaid distribution expenses for Class A shares for TEBF, AHIM and LTEX were $998,000, $200,000 and $81,000, respectively. Accrued and unpaid distribution expenses for Class B shares for TEBF, AHIM and LTEX were $21,000, $9,000, and $2,000, respectively. Accrued and unpaid distribution expenses for Class C shares for TEBF, AHIM and LTEX were $10,000, $3,000, and $3,000, respectively. Accrued and unpaid distribution expenses for Class F shares for TEBF, AHIM and LTEX were $2,000, $255, and $236, respectively.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.


To avoid federal excise taxes, the Code requires each fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.


                   National Tax-Exempt Income Funds - Page 28

Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax. However, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS - By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS - Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in each fund.

     A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.


SHAREHOLDER TAXATION - Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


Distributions by each fund result in a reduction in the net asset value of each fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless will be taxable to the shareholder to the extent it consists of ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which may be taxable to them, in whole or in part.


Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. Generally, the gain or loss realized will be capital gain or loss and will be long-term or short-term, generally depending on how long the shareholder held the shares.


Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with


                   National Tax-Exempt Income Funds - Page 29 respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.


All or a portion of any loss a shareholder realizes upon the redemption of fund shares will be disallowed to the extent that shareholder buys other shares in each fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased.


If a shareholder redeems shares in each fund, and then reinvests the sales proceeds in each fund or in another fund within 90 days of buying the original shares, the sales charge that would otherwise apply to the shareholder's reinvestment may be reduced or eliminated. The IRS will require the shareholder to report any gain or loss on the redemption of the original shares in each fund. In doing so, all or a portion of the sales charge paid by the shareholder for the original shares in the fund will be excluded from the shareholder's tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on the reinvestment. Any portion of the sales charge excluded from a shareholder's tax basis in the shares sold will be added to the tax basis of the shares acquired from the reinvestment.


Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.


Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


Each fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


                   National Tax-Exempt Income Funds - Page 30

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                   National Tax-Exempt Income Funds - Page 31

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------


The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase


                   National Tax-Exempt Income Funds - Page 32 pension and profit sharing plans. Class R-5 shares of the funds are available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/(R)/ . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/SM/ . . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                   National Tax-Exempt Income Funds - Page 33

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       COMMISSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000  . . . . . . . . . . . . . . . . . . . .     6.10%      5.75%         5.00%
$25,000 but less than $50,000  . . . . . . . . . . . . . .     5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20

 $1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------



                   National Tax-Exempt Income Funds - Page 34

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies as determined by a Vice President or Senior Vice President of the Capital Research and Management Company Fund Administration and Compliance Unit; and


                   National Tax-Exempt Income Funds - Page 35

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.



                   National Tax-Exempt Income Funds - Page 36

Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the


                   National Tax-Exempt Income Funds - Page 37 account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);


                   National Tax-Exempt Income Funds - Page 38

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     .endowments or foundations established and controlled by you or your immediate family.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .
          made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.


                   National Tax-Exempt Income Funds - Page 39

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B AND C SHARES - Any CDSC on Class B and C shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.Dividend and capital gain distributions, redemptions of appreciated shares, redemptions through SWPs, and required minimum distributions in excess of 12% of an account value will not qualify for a CDSC waiver.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. An IRA rollover involving


                   National Tax-Exempt Income Funds - Page 40 plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in Class A shares at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealers Commissions and Compensation" above).

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


                   National Tax-Exempt Income Funds - Page 41

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the funds' Boards. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by each fund. The Principal Underwriter will not knowingly sell shares of each fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of each fund without the consent of a majority of each fund's Board of Directors/Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -   Requests must be signed by the registered shareholder(s).

     -   A signature guarantee is required if the redemption is:

          -  Over $50,000;

          -Made payable to someone other than the registered shareholder(s);
           or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union


                   National Tax-Exempt Income Funds - Page 42 that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     -Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     -You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     -Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

     -Checks must be made payable to the registered shareholder(s).

     -Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     -You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     -You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the


                   National Tax-Exempt Income Funds - Page 43 redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the previous business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,


                   National Tax-Exempt Income Funds - Page 44

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000


                   National Tax-Exempt Income Funds - Page 45 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The funds' Articles of Incorporation or Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors/Trustees of the fund may from time to time adopt.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the funds' portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either


                   National Tax-Exempt Income Funds - Page 46 advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2001, 2000 and 1999 fiscal years for TEBF, amounted to $2,407,000, $1,036,000 and $1,261,000, respectively.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2001, 2000 and 1999 fiscal years for AHIM, amounted to $649,000, $602,000 and $690,000, respectively.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2001, 2000 and 1999 fiscal years for LTEX, amounted to $149,000, $147,000 and $221,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolio, are held by The Chase

Manhattan Bank, 270 Park Avenue, New York, NY 10017, as Custodian. If the fund holds non-

U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $489,000, $165,000, and $51,000, by TEBF, AHIM and LTEX,
respectively, for Class A shares and $3,000, $2,000 and $1,000 for Class B shares, for the 2001 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Street,
Los
Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The semi-annual financial statements are unaudited. The selection of the funds' independent accountants is reviewed and determined annually by the Board of Directors/Trustees.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - TEBF'S fiscal year ends on August 31. AHIM's and LTEX's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the


                   National Tax-Exempt Income Funds - Page 47

Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The funds, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the funds may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


         DETERMINATION OF TEBF'S NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- FEBRUARY 28, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $12.22
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $12.70


         DETERMINATION OF AHIM'S NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JANUARY 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $15.09
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $15.68


         DETERMINATION OF LTEX'S NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JANUARY 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $15.00
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $15.58




                   National Tax-Exempt Income Funds - Page 48

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

TEBF's yield was 3.92% based on a 30-day (or one month) period ended February 28, 2002. AHIM's and LTEX's yields were 5.16% and 3.59%, respectively, based on a 30-day (or one month) period ended January 31, 2002. The yield was computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The funds may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. TEBF'S tax-equivalent yield based on the maximum federal tax rate of 38.6% for the 30-day (or one month) period ended February 28, 2002 was 6.38%. AHIM's and LTEX's tax-equivalent yield based on the maximum federal tax rate of 38.6% for the 30-day (or one month) period ended January 31, 2002 was 8.40% and 5.85%, respectively.


As of February 28, 2002, TEBF's total return over the past 12 months and average annual total return at the maximum offering price for the five- and ten-year periods were 2.67%, 5.02% and 6.25%, respectively. The fund's one year total return and average annual total return at net asset value for the five- and ten-year periods ended on February 28, 2002 were 6.68%, 5.82% and 6.66%, respectively.


As of January 31, 2002, AHIM's total return over the past 12 months and average annual total return at the maximum offering price for five years and its lifetime were 2.40%, 4.51% and 6.44%, respectively. Over the fund's lifetime (September 26, 1994 to January 31, 2002), the Lehman Brothers Municipal Bond Index<F1> and the Lipper High Yield Municipal Debt Funds Average<F2> had average annual total returns of 7.00% and 5.41%, respectively. The fund's total return at net asset value over the past 12 months and average annual total return over the past five years and its lifetime at January 31, 2002 were 6.36%, 5.32% and 7.00%, respectively.

<F1>  The Lehman Brothers Municipal Bond Index represents the investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
<F2>  The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.


                   National Tax-Exempt Income Funds - Page 49

As of January 31, 2002, LTEX's total return over the past twelve months and average annual total return at the maximum offering price over five years and its lifetime were 1.26%, 4.33% and 4.65%, respectively. Over the fund's lifetime (October 6, 1993 to January 31, 2002), the Lehman Brothers 7-Year Municipal Bond Index<F1> and the Lipper Intermediate Municipal Debt Funds Average<F2> had average annual total returns of 5.53% and 4.90%, respectively.
 The fund's one year total return and average annual total return at net asset value over the past five years and its lifetime at January 31, 2002 were 5.21%, 5.12% and 5.14%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the funds assume: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the funds will provide lifetime average total return figures. From time to time, the funds may calculate investment results for Class B, C and F shares.


The funds may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The funds may include information on their investment results and/or comparisons of their investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The funds may also, from time to time, combine their results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The funds may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the funds may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

<F1>  The Lehman Brothers 7-Year Municipal Bond Index is unmanaged, reflects no expenses or management fees and consists of a large universe of municipal bonds issued as state general obligations or revenue bonds with a minimum rating of BBB by Standard & Poor's Corporation.
<F2>  The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.


                   National Tax-Exempt Income Funds - Page 50

The funds may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The funds may compare their investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                   National Tax-Exempt Income Funds - Page 51

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                   National Tax-Exempt Income Funds - Page 52

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                   National Tax-Exempt Income Funds - Page 53

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

                                  Note Ratings

STANDARD & POOR'S CORPORATION: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:


"SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"SP-2 Satisfactory capacity to pay principal and interest."

MOODY'S INVESTORS SERVICE, INC.: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:


"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."
                    Description of Commercial Paper Ratings

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A"
---
for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


                   National Tax-Exempt Income Funds - Page 54

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                   National Tax-Exempt Income Funds - Page 55

The Tax-Exempt Bond Fund of America, Inc.
Investment portfolio, February 28, 2002                                                       (unaudited)
[PIE CHART
Geographic
   Breakdown
                                                                  Texas           10.17%
                                                               Illinois            10.16
                                                             Washington             6.89
                                                               New York             5.44
                                                             California             5.12
                                                                Florida             4.76
                                                           Other states             50.6
                                                      Cash & short-term             6.86
[end pie chart]

[pie chart]
Quality ratings
Aaa/AAA 42.01%
Aa/AA 15.61
A/A 10.12
Baa/BBB 11.05
Below investment-grade 14.35
Cash & short-term equivalents 6.86
[end chart]
                                                                                  Principal        Market
                                                                                     amount         value
Fixed income securities - 93.14%                                                      (000)         (000)

Alabama  -  1.06%
Public School and College Auth., Capital Improvement Pool                          $   5,255   $     5,732
 Bonds, Series 2001-A, 5.625% 2015
Special Care Fac. Fncg. Auth. of the City of                                           9,000         9,029
 Huntsville - Carlton Cove, Retirement Fac. Rev. Bonds
 (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031
Jefferson County, Sewer Rev. Capital Improvement Warrants,                             2,865         2,840
 Series 1999A, FGIC Insured, 5.125% 2029
Health Care Auth. of Lauderdale County and the City of                                 1,150         1,256
 Florence, Coffee Health Group, Series 2000-A Bonds,
 MBIA Insured, 5.50% 2009
21st Century Auth., Tobacco Settlement Rev. Bonds:
 Series 2000, 5.75% 2020                                                               1,500         1,520
 Series 2001, 5.50% 2021                                                               6,000         5,876

Alaska  -  1.87%
Housing Fin. Corp.:
 Collateralized Bonds (Veterans Mortgage Program):
  Series 1992A-1, 6.75% 2032                                                           1,495         1,529
  Series A-1, 5.30% 2017                                                               6,740         6,867
Municipality of Anchorage:
 1995 G.O. Ref. General Purpose Bonds, Series B, FGIC                                  2,895         3,335
 Insured, 6.00% 2012
 Municipal Light & Power, Senior Lien Ref. Electric Rev.                               5,000         6,019
 Bonds, Series 1996, MBIA Insured,  6.50% 2014
North Slope Borough, G.O. Bonds, Series 1997A, MBIA                                   10,935         8,497
 Insured, 0% 2008
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds:
 Series 2000:
  5.60% 2010                                                                           1,000         1,057
  5.70% 2011                                                                           4,890         5,168
  5.80% 2012                                                                           4,785         5,056
 Series 2001, 5.375% 2021                                                              9,050         8,827


Arizona  -  0.35%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West),                             3,655         3,896
 Series 1999A, 6.125% 2009
State Transportation Board, Subordinated Highway Rev.                                  1,850         1,910
 Bonds, Series 1992B, 6.50% 2008 (Preref. 2002)
Industrial Dev. Auth. of the County of Maricopa, Health                                2,850         2,949
 Fac. Rev. Bonds (Catholic Healthcare West Project),
 1998 Series A, 5.25% 2006


Arkansas  -  0.04%
Dev. Fin. Auth., Tobacco Settlement Rev. Bonds                                         1,000           970
 (Biosciences Institutes and College of Public Health
 Projects), Series 2001, 5.125% 2028


California  -  5.12%
G.O. Bonds, 5.00% 2021                                                                 7,000         6,928
Educational Facs. Auth., Rev. Bonds, Stanford University,                              3,000         3,082
 Series N, 5.35% 2027
Housing Fin. Agcy., Single Family Mortgage Bonds, 1997
 Series C-4, Class I:
 5.10% 2007                                                                            1,445         1,546
 5.20% 2009                                                                            1,065         1,135
Statewide Communities Dev. Auth., Apartment Dev. Rev.                                  4,000         4,139
 Ref. Bonds (Irvine Apartment Communities, LP), Series
 1998A-3, 5.10% 2025 (Put 2010)
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev.                            1,460         1,517
 Bonds, Subordinated Series B, 5.85% 2015
Association of Bay Area Governments , Fin. Auth. For
 Nonprofit Corps., Ref. Rev. Cert. of Part.:
 (American Baptist Homes of the West Facs. Project),
 Series 1997B:
  5.50% 2007                                                                           1,210         1,184
  6.20% 2027                                                                           1,675         1,520
 (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                2,000         2,017
Bonita Canyon Public Facs. Fncg. Auth., Community Facs.                                2,500         2,373
 Dist. No. 98-1, Special Tax Bonds, Series 1998,
 5.375% 2028
Central Valley Fncg. Auth., Cogeneration Project Rev.                                  1,000         1,081
 Bonds (Carson Ice-Gen Project), Series 1993, 6.10% 2013
 (Preref. 2003)
County of El Dorado, Community Facs. Dist. No. 1992-1                                    985         1,017
 (El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special Tax                              2,000         2,144
 Bonds, Series 1999, 7.00% 2024
City of Fontana, Community Facs. Dist. No. 12 (Sierra                                  1,000         1,061
 Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine Limited Obligation Improvement Bonds:
 Assessment Dist. No. 94-13 (Oak Creek), Group One,                                    2,000         1,956
 5.50% 2022
 Assessment Dist. No. 94-13 (Oak Creek), Group Two,                                    1,250         1,288
 6.00% 2022
 Assessment Dist. No. 97-17 (Northwood), Group One,                                    1,500         1,546
 6.00% 2023
City of Long Beach:
 Aquarium of the Pacific, Rev. Bonds (Aquarium of the
 Pacific Project), 1995 Series A:
  6.10% 2010 (Preref. 2005)                                                            4,000         4,497
  6.125% 2015 (Preref. 2005)                                                           5,000         5,625
  6.125% 2023 (Preref. 2005)                                                          12,500        14,064
  MBIA Insured, 6.125% 2023 (Preref. 2005)                                             2,000         2,250
 Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the                               2,150         2,376
 Pacific Project), Series 2001, AMBAC Insured, 5.50% 2015
City of Los Angeles Regional Airports Improvement Corp.,
 Facs. Lease Ref. Rev. Bonds (L.A. Intl. Airport):
 Delta Air Lines, Inc., Issue of 1996, 6.35% 2025                                      2,500         2,226
 United Air Lines, Inc., Issue of 1992, 6.875% 2012                                    2,000         1,500
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. (Marina del
 Rey), 1993 Series A:
  6.25% 2003                                                                           2,400         2,476
  6.50% 2008                                                                           4,750         4,975
 Los Angeles Community College Dist., G.O. Bonds, 2001                                10,500        11,489
 Election, Series A, 5.50% 2016
County of Orange, Aliso Viejo Special Tax Bonds of
 Community Facs. Dist. No. 88-1, Series A of 1992:
 7.15% 2006 (Preref. 2002)                                                             2,000         2,094
 7.35% 2018 (Preref. 2002)                                                             2,000         2,095
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,                                   3,075         3,304
 Special Tax Bonds, Series 1999, 6.00% 2011
 North Central Roseville Community Facs. Dist. No. 1,
 Special Tax Ref. Bonds, Series 1999:
  5.30% 2007                                                                           2,795         2,939
  5.80% 2017                                                                           3,410         3,433
 Woodcreek West Community Facs. Dist. No. 1, Special                                   1,465         1,572
 Tax Bonds, Series 1999, 6.50% 2015
Sacramento Cogeneration Auth., Cogeneration Project Rev.
 Bonds (Procter & Gamble Project), 1995 Series:
 6.00% 2003                                                                            2,200         2,296
 6.375% 2010                                                                             500           536
 6.375% 2010 (Preref. 2005)                                                              500           574
County of Sacramento, Laguna Creek Ranch/Elliott Ranch                                   500           521
 Community Facs. Dist. No. 1, Improvement Area No. 2
 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021
County of San Bernardino Housing Auth., Multifamily Housing                            1,500         1,520
 Rev. Ref. Bonds (Equity Residential/Redlands Lawn &
 Tennis Apartments), Issue 1999A, 5.20% 2029 (Put 2009)
County of San Diego, Reassessment Dist. No. 97-1                                         995         1,031
 (4-S Ranch), Limited Obligation Improvement Bonds,
 6.25% 2012
San Marcos Public Facs. Auth., Ref. Rev. Bonds, Series                                 3,000         3,036
 1998, 5.80% 2027
San Marcos Unified School Dist., Community Facs. Dist.                                 1,000           953
 No. 5 (Rancho Carrillo), Series 1999 Special Tax Bonds,
 5.60% 2029
Community Facs. Dist. No. 99-1 (Talega) of the Santa                                   1,195         1,256
 Margarita Water Dist., Series 1999 Special Tax Bonds,
 6.10% 2014
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond
 Anticipation Notes (South Tahoe Redev. Project Area
 No. 1):
 Series 1999A, 7.30% 2007                                                              7,000         7,297
 Series 1999B, 7.30% 2007                                                              1,905         1,986
The Regents of the University of California, Various                                   2,000         2,035
 University of California Projects, 1993 Series A,
 5.50% 2021
Washington Township Health Care Dist., Rev. Bonds,                                     1,300         1,323
 Series 1999, 5.00% 2014


Colorado  -  4.22%
Health Facs. Auth., Hospital Rev. Bonds (PorterCare                                    3,800         3,981
 Adventist Health System Project), Series 2001,
 6.50% 2031
 Catholic Health Initiatives, Series 2001:
  5.50% 2014                                                                           3,000         3,146
  5.50% 2015                                                                           4,250         4,424
 PorterCare Adventist Health System Project, Series 2001,
 6.50% 2031
Housing and Fin. Auth.:
 Multi-family Housing Insured Mortgage Rev. Bonds:
  1982 Series A, 9.00% 2025                                                            1,515         1,519
  1997 Series C-3, 5.65% 2015                                                          1,300         1,301
 Single Family Housing Program Senior and
 Subordinate Bonds:
  1997 Series:
   A-3, 7.00% 2016                                                                     1,005         1,065
   B-3, 6.80% 2028                                                                       585           626
   C-3, 6.75% 2017                                                                       655           699
  1998 Series:
   B-3, 6.55% 2025                                                                     4,735         5,089
   D-3, 6.125% 2023                                                                    1,840         1,977
Arapahoe County, Capital Improvement Trust Fund
 Highway Rev. Bonds (E-470 Project):
 6.90% 2015 (Preref. 2005)                                                             2,500         2,918
 6.95% 2020 (Preref. 2005)                                                            17,500        20,455
City and County of Denver, Airport System Rev. Bonds,
 Series 1992A:
 7.25% 2025 (Preref. 2002)                                                             1,920         2,037
 7.25% 2025 (Preref. 2002)                                                            14,210        15,079
E-470 Public Highway Auth. Senior Rev. Bonds, Series                                   7,500           690
 2000B, (Capital Appreciation Bonds), 0% 2034
Eagle County, Bachelor Gulch Metropolitan Dist.,                                       3,400         3,543
 G.O. Bonds, Series 1999, 6.70% 2019
EagleBend Affordable Housing Corp., Multi-family Housing
 Project Rev. Ref. Bonds, Series 1997A:
 6.40% 2017                                                                            1,000           989
 6.45% 2021                                                                            2,175         2,139
EagleBend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds, Series 1998A:
 6.35% 2014                                                                            1,010         1,007
 6.63% 2039                                                                            2,000         1,934
Metropolitan Football Stadium Dist., Capital Appreciation
 Sales Tax Rev. Bonds, MBIA Insured:
 Series 1999A:
  0% 2008                                                                              2,675         2,125
  0% 2011                                                                              2,600         1,759
  0% 2012                                                                              4,700         3,013
 Series 1999B, 0% 2006                                                                 4,000         3,510
North Range Metropolitan Dist. No.1 (City of Commerce                                  3,775         3,709
 City), Adams County, Limited Tax G.O. Bonds, Series 2001,
 7.25% 2031
Northwest Parkway Public Highway Auth., Rev. Bonds,                                    2,800         2,872
 Series 2001D, 7.125% 2041
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree),                            5,415         5,370
 Rev. Bonds (Rampart Range Metropolitan Dist. No. 2
 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax                              7,310         7,333
 G.O. Bonds, Series 2001, 7.50% 2031


Connecticut  -  0.97%
G.O. Bonds, 2001 Series B, 5.375% 2016                                                 1,900         2,038
Dev. Auth., Pollution Control Rev. Ref. Bonds (The                                     5,025         5,136
 Connecticut Light and Power Co. Project), Series 1993A,
 5.85% 2028
Health and Educational Fac. Auth., Rev. Bonds, University                              1,800         1,847
 of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
 1996 Series A:/1/
 6.25% 2002 (Escrowed to Maturity)                                                     1,000         1,025
 6.375% 2004 (Escrowed to Maturity)                                                    1,985         2,191
 6.50% 2005 (Escrowed to Maturity)                                                     1,490         1,684
 6.40% 2011                                                                            2,025         2,154
 6.40% 2011 (Preref. 2007)                                                             2,470         2,883
Mohegan Tribe of Indians, Gaming Auth. Priority
 Distribution Payment, Public Improvement Bonds,
 Series 2001:
 5.375% 2011                                                                           1,000         1,005
 6.00% 2016                                                                            1,000         1,015
 6.25% 2021                                                                            1,500         1,534
 6.25% 2031                                                                            1,500         1,529


Delaware  -  0.04%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula                                 1,000         1,025
 United Methodist Homes, Inc. Issue), Series 1997A,
 6.00% 2009


District of Columbia  -  0.89%
G.O. Bonds:
 Series 1993A, AMBAC Insured, 5.875% 2005 (Escrowed                                    2,125         2,332
 to Maturity)
 Series 1993B-1, AMBAC Insured, 5.50% 2009                                             1,500         1,645
Convention Center Auth. (Washington, D.C.), Senior Lien                                5,750         5,347
 Dedicated Tax Rev. Bonds, Series 1998, AMBAC Insured,
 4.75% 2028
Hospital Rev. Ref. Bonds:
 Medlantic Healthcare Group, Inc. Issue, Series 1992B,                                 1,030         1,053
 6.50% 2002 (Escrowed to Maturity)
 Washington Hospital Center Issue, Series 1992A, 7.00%                                 1,170         1,223
  2005 (Preref. 2002)
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington Hospital
 Center Projects):
 Series 2001A, 6.40% 2031 (Put 2004)                                                   1,000         1,025
 Series 2001B, 6.625% 2031 (Put 2005)                                                  4,000         4,168
 Series 2001D, 6.875% 2031 (Put 2007)                                                  5,000         5,345


Florida  -  4.76%
Arbor Greene Community Dev. Dist. (City of Tampa,
 Hillsborough County), Special Assessment Rev. Bonds:
 Series 1996, 7.60% 2018                                                                 915           973
 Series 1998, 5.75% 2006                                                                 340           342
 Series 2000, 6.50% 2007                                                                 710           722
Capital Region Community Dev. Dist. (Tallahassee), Capital                             1,000         1,010
 Improvement Rev. Bonds, Series 2001A-2, 6.85% 2031
Championsgate Community Dev. Dist., Capital Improvement                                1,410         1,380
 Rev. Bonds, Series 1998B, 5.70% 2005
The Crossings at Fleming Island Community Dev. Dist.
 (Clay County), Special Assessment Bonds:
 Series 1995, 8.25% 2016 (Preref. 2005)                                                1,020         1,186
 Series 2000C, 7.10% 2030                                                              7,000         7,387
Fishhawk Community Dev. Dist. (Hillsborough County),                                   3,000         3,043
 Special Assessment Rev. Bonds, Series 2000, 6.65% 2007
Fleming Island Plantation Community Dev. Dist.                                         3,000         3,193
 (Clay County), Series 2000B (Long Term), 7.375% 2031
The Groves Community Dev. Dist. (Pasco County), Special                                1,125         1,135
 Assessment Rev. Bonds, Series 2000B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough County),                                 1,500         1,493
 Capital Improvement Rev. Bonds, Series 2001B, 6.35% 2010
Harbour Lake Estates Community Dev. Dist. (Miramar),                                   3,500         3,514
 Special Assessment Bonds,  Series 2001, 6.40% 2006
Heritage Harbor Community Dev. Dist. Rev. Bonds,                                       1,285         1,287
 Series B, 6.00%  2003
Heritage Isles Community Dev. Dist., Special Assessment                                1,000           999
 Rev. Bonds, 5.90% 2006
Heritage Palms Community Dev. Dist. (Fort Myers),
 Capital Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                                 680           677
 Series 1999, 6.25% 2004                                                               3,290         3,313
Heritage Pines Community Dev. Dist. (Pasco County),                                    2,325         2,297
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                                  1,575         1,586
 Capital Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lake Ashton Community Dev. Dist. (City of Lake Wales,
 Polk County), Capital Improvement Rev. Bonds:
 Series 2001A, 7.40% 2032                                                              1,000         1,014
 Series 2001B, 6.40% 2011                                                              2,750         2,756
Lake Powell Residential Golf Community Dev. Dist. (Bay                                 3,720         3,744
 County), Special Assessment Rev. Bonds, Series 2000B,
 7.00% 2010
Lakewood Ranch Community Dev. Dist. 5 (Manatee County),                                1,235         1,217
 Special Assessment Rev. Bonds, Series 2001B, 6.00% 2011
Lee County Industrial Dev. Auth., Healthcare Facs.
 Rev. Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida,
 Inc. Project):
  5.80% 2006                                                                           1,005         1,021
  6.25% 2017                                                                           5,550         5,109
 Series 1999A (Shell Point/Alliance Obligated Group,
 Shell Point Village Project):
  5.25% 2006                                                                           1,150         1,172
  5.50% 2010                                                                           1,500         1,505
  5.75% 2012                                                                           1,360         1,373
  5.75% 2013                                                                           1,840         1,842
  5.75% 2015                                                                           1,900         1,868
  5.50% 2021                                                                           1,550         1,414
  5.50%, 2029                                                                          7,750         6,876
Marshall Creek Community Dev. Dist. (St. Johns County),
 Special Assessment Bonds:
 Series 2000A, 7.65% 2032                                                              4,000         4,172
 Series 2000B, 6.75% 2007                                                              2,080         2,126
Meadow Pointe II, Community Dev. Dist. (Pasco County),
 Capital Improvement Rev. Bonds:
 Series 1998A, 5.25% 2003                                                                 60            60
 Series 1998B, 5.50% 2005                                                                465           464
Meadow Pointe III, Community Dev. Dist. (Pasco County),                                1,480         1,480
 Capital Improvement Rev. Bonds, Series 2001-1, 5.90% 2006
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref.                               5,495         5,992
 Bonds, Series 2001A, (Miami Children's Hospital Project),
 AMBAC Insured, 5.625% 2016
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993D,                                     500           511
 6.10% 2022
North Broward Hospital Dist., Improvement Rev. Bonds,                                  2,500         2,547
 Series 2001, 6.00% 2031
North Springs Improvement Dist. Special Assessment Bonds                                  35            35
 (Parkland Isles Project) Series 1997B, 6.25% 2005
Northern Palm Beach County Improvement Dist., Water
 Control and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                             910           980
  7.30% 2027                                                                           1,500         1,599
 Unit of Dev. No. 9B, Series 1999:
  5.85% 2013                                                                             950           969
  5.90% 2019                                                                           1,085         1,092
  6.00% 2029                                                                           1,100         1,104
City of Orlando, Special Assessment Rev. Bonds (Conroy
 Road Interchange Project), Series 1998A:
 5.50% 2010                                                                            1,000         1,006
 5.80% 2026                                                                            1,000           980
Palm Beach County, Health Facs. Auth. Retirement Community                             2,750         2,734
 Rev. Bonds (Adult Communities Total Services, Inc.
 Obligated Group), Series 1996, 5.625% 2020
River Ridge Community Dev. Dist. (Lee County), Capital                                   485           481
 Improvement Rev. Bonds, Series 1998, 5.75% 2008
Sampson Creek Community Dev. Dist. (St. Johns County),                                 2,750         2,803
 Capital Improvement Rev. Bonds, Series 2000A, 6.95% 2031
Stoneybrook West Community Dev. Dist. (City of Winter
 Garden, Orange County), Special Assessment Rev. Bonds:
 Series 2000A, 7.00% 2032                                                              1,775         1,815
 Series 2000B, 6.45% 2010                                                              1,950         1,980
University Place Community Development Dist.
 (Manatee County):
 Series 2001A, 7.00% 2032                                                              1,000         1,009
 Series 2001B, 6.10% 2007                                                              2,000         2,004
Urban Orlando Community Dev. Dist. (City of Orlando),
 Capital Improvement Rev. Bonds, Series 2001A:
 6.40% 2010                                                                            6,000         6,005
 6.95% 2033                                                                            4,000         3,982
Vista Lakes Community Dev. Dist. (City of Orlando),                                    1,375         1,383
 Capital Improvement Rev. Bonds, Series 2000B, 6.35% 2005
Waterlefe Community Dev. Dist. (Manatee County), Capital
 Improvement Rev. Bonds:
 Series 2001A, 6.95% 2031                                                                500           507
 Series 2001B, 6.25% 2010                                                              1,580         1,582


Georgia  -  2.16%
G.O. Bonds, Series 2001B, 5.25% 2016                                                  10,000        10,578
Municipal Electric Auth.:
 General Power Rev. Bonds, Series X, 6.50% 2012                                        1,215         1,388
 Project One Senior Bond, Fourth Crossover Series,                                     5,700         6,651
 MBIA Insured, 6.50% 2012
City of Atlanta:
 Airport Facs. Rev. Ref. Bonds, Series 1994A, AMBAC                                    1,000         1,151
 Insured, 6.50% 2009
 Fulco Hospital Auth., Rev. Anticipation Certificates,
 Georgia Baptist Health Care System Project:
  Series 1992A (Preref. 2002):
   6.40% 2007                                                                          1,000         1,044
   6.25% 2013                                                                          2,100         2,190
   6.375% 2022                                                                         1,595         1,664
  Series 1992B, 6.375% 2022 (Preref. 2002)                                               610           637
 Tax Allocation Bonds (Atlantic Station Project),
 Series 2001:
  7.75% 2014                                                                           3,000         2,944
  7.90% 2024                                                                          10,000         9,848
 Water and Wastewater Rev. Bonds, Series 1999,                                         8,500         9,245
 FGIC Insured, 5.50% 2022
Housing Auth. of the County of DeKalb,                                                 5,995         6,083
 Multi-family Housing Rev. Ref. Bonds
 (The Park at Briarcliff Apartments
 Project), Series 1998A, 4.55% 2028 (Put 2008)


Hawaii  -  0.43%
G.O. Bonds of 1997, Series CN, FGIC Insured,                                           3,000         3,159
 5.25% 2013
City and County of Honolulu:
 G.O. Bonds:
  Ref. and Improvement Series, 1993B:
   5.00% 2013                                                                          1,370         1,450
   5.00% 2013 (Escrowed to Maturity)                                                     630           676
  Series 2001A, FSA Insured, 5.375% 2012                                               2,000         2,172
 Wastewater System Rev. Bonds (First Bond
  Resolution), Senior Series 2001, AMBAC Insured:
  5.50% 2015                                                                           1,875         2,019
  5.50% 2016                                                                           1,000         1,071



Illinois  -  10.16%
G.O. Bonds, Illinois FIRST, Series of                                                  2,000         2,193
 May 2001, FSA Insured, 5.50% 2016
Build Illinois Bonds (Sales Tax Rev. Bonds),
 Illinois FIRST:
 Series of March 2001, 5.50% 2016                                                      3,000         3,213
 Series of June 2001:
  5.50% 2016                                                                           7,470         8,000
  5.50% 2017                                                                           8,000         8,511
 Series of September 2001:
  5.375% 2015                                                                          2,500         2,667
  5.375% 2016                                                                          1,500         1,591
Civic Center Bonds (Special State Obligation                                           6,500         7,514
  Bonds),Series 1991, AMBAC Insured, 6.25% 2020
Dev. Fin. Auth., Rev. Bonds, Series 1998A,                                             5,120         5,569
 (Provena Health), MBIA Insured, 5.50% 2010
Educational Facs. Auth., Rev. Bonds:
 MJH Education Assistance Illinois III LLC,                                            1,500         1,566
  Series 1999D, AMBAC Insured, 5.45% 2014
 Wesleyan University, Series 1993, 5.625% 2018                                         1,490         1,523
Health Facs. Auth.:
 Rev. Bonds:
  Advocate Health Care Network:
   Series 1998A:
    5.00% 2007                                                                           700           735
    5.00% 2007 (Escrowed to Maturity)                                                    920           994
    5.00% 2008                                                                           810           849
    5.00% 2008 (Escrowed to Maturity)                                                  1,060         1,145
    4.50% 2009                                                                           840           846
    4.50% 2009 (Preref. 2008)                                                          1,090         1,156
    4.625% 2010                                                                        1,310         1,318
    4.625% 2010 (Preref. 2008)                                                         1,690         1,805
   Series 1998B:
    4.875% 2013                                                                        2,130         2,132
    4.875% 2013 (Preref. 2008)                                                           330           358
    MBIA Insured, 5.25% 2018                                                           2,115         2,147
    MBIA Insured, 5.25% 2018 (Preref. 2008)                                              385           425
  Alexian Brothers Health System, Series 1999,
 FSA Insured:
   5.00% 2008                                                                          1,230         1,304
   5.25% 2012                                                                          6,960         7,343
   5.125% 2028                                                                         2,000         1,959
  Centegra Health System, Series 1998:
   5.50% 2008                                                                          1,640         1,727
   5.50% 2009                                                                          2,290         2,400
   5.50% 2010                                                                          2,440         2,541
   5.20% 2012                                                                          2,200         2,222
   5.25% 2013                                                                          2,430         2,441
   5.25% 2018                                                                          5,050         4,812
  The Children's Memorial Hospital, Series 1999A,
 AMBAC Insured:
   5.75% 2010                                                                          1,835         2,026
   5.75% 2011                                                                          1,690         1,854
  Covenant Retirement Communities, Inc.,                                               4,500         4,410
   Series 2001, 5.875% 2031
  Edward Hospital Obligated Group, Series 2001A,
 FSA Insured:
   5.50% 2012                                                                          2,545         2,767
   5.50% 2017                                                                          1,500         1,571
  Friendship Village of Schaumburg, Series 1997A,                                      4,675         3,934
 5.25% 2018
  Lutheran Senior Ministries Obligated Group -                                         2,000         2,018
 Lutheran Hillside Village Project, Series 2001A,
 7.375% 2031
  Northwestern Memorial Hospital, Series 1994A,                                        2,000         2,055
  6.00% 2024 OSF Healthcare System:
   Series 1993, 5.75% 2007                                                             5,760         6,017
   Series 1999, 6.25% 2019                                                             4,500         4,729
  Riverside Health System, Series 2000, 6.85% 2029                                     2,500         2,681
  Sherman Health Systems, Series 1997,                                                 2,595         2,774
   AMBAC Insured, 5.50% 2010
  Hospital Sisters Services, Inc. -                                                    4,000         4,310
 Obligated Group,
 Series 1998A, MBIA Insured, 5.25% 2008
  University of Chicago Hospitals and                                                  2,070         2,148
 Health System,
 Series 2001, MBIA Insured, 5.375% 2017
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997A:
   5.50% 2008                                                                          1,000         1,076
   5.80% 2016                                                                          8,000         8,323
  Edward Hospital Project, Series 1993A:
   5.75%  2009                                                                         1,550         1,611
   6.00% 2019                                                                          1,435         1,457
  Fairview Obligated General Project,
 1995 Series A:
   6.50% 2006                                                                            770           796
   7.40% 2023                                                                          3,000         3,015
 Rev. and Rev. Ref. Bonds:
  Evangelical  Hospitals Corp., Series C,                                              4,000         4,610
 6.25% 2022 (Escrowed to Maturity)
  Lutheran General Health, Series C, 6.00% 2018                                        2,705         2,844
Housing Dev. Auth., Multi-family Housing Bonds,                                        1,490         1,529
 1992 Series A, 7.00% 2010
Metropolitan Pier and Exposition Auth.,
 McCormick Place Expansion Project Bonds:
 Series 1992A, 6.50% 2027 (Preref. 2003)                                               3,910         4,230
 Ref. Bonds, Series 1996A, MBIA Insured, 0% 2024                                       5,000         1,445
City of Chicago:
 G.O. Bonds, Series 1999, FGIC Insured:
  City Colleges of Chicago Capital Improvement                                         7,700         3,835
 Project, 0% 2016
  Emergency Telephone System, Ref. Bonds,                                              2,000         2,093
 5.25% 2020
 Chicago O'Hare International Airport:
  Rev. Ref.  Senior Lien Bonds, Series 1993 A,                                         5,815         6,089
 MBIA-IBC Insured, 5.00% 2012
  Special Fac. Rev. Ref. Bonds:
   Series 1994 (American Airlines, Inc. Project)                                       2,750         2,695
 8.20% 2024
   Series 1999A (United Air Lines, Inc. Project)                                      13,355         6,677
 5.35% 2016
 Metropolitan Water Reclamation Dist. of Greater
 Chicago, Cook County, G.O. Bonds:
  Capital Improvement Bonds:
   Series of March 1993, 5.25% 2010                                                    2,275         2,524
   Series B 5.25% 2004                                                                 5,000         5,390
  Ref. Bonds, Series B 5.30% 2005                                                      5,325         5,794
 School Reform Board of Trustees of the Board of
 Education of the City of Chicago:
  Unlimited Tax G.O. Bonds, AMBAC Insured:
   Series 1997, 6.75% 2012                                                             1,000         1,214
   Series 1997A, 0% 2011                                                               2,745         1,766
  Dedicated Tax Rev., G.O. Bonds, AMBAC Insured,
 Series 1997A:
   0% 2014                                                                             7,085         3,797
   0% 2015                                                                             3,245         1,634
  Series 1998B, FGIC Insured, 0% 2014                                                  2,000         1,072
 Skyway Toll Bridge Ref. Rev. Bonds, Series 1994
 (Preref. 2004):
  6.50% 2010                                                                           9,750        10,692
  6.75% 2014                                                                           4,500         4,955
 Tax Increment Allocation Bonds (Central Loop Redev.
 Project), Capital Appreciation Bonds, Series 2000A,
 AMBAC Insured:
  0% 2007                                                                              7,000         5,622
  0% 2008                                                                              7,000         5,345
 Water Rev. Bonds, Series 1997, FGIC Insured, 0% 2014                                  3,500         1,902
County of Cook, G.O. Capital Improvement Bonds:
 Series 1996, FGIC Insured, 6.50% 2011                                                 4,000         4,750
 Series 2002 C, AMBAC Insured, 5.00% 2025                                              3,000         2,911
Regional Transportation Auth., Cook, Du Page,                                          4,500         5,985
 Kane, Lake, McHenry and Will Counties,
 G.O. Bonds, Series 1994D, FGIC Insured, 7.75% 2019
Township High School Dist. Number 205, Cook County                                     4,730         3,619
 (Thornton), G.O. Limited Capital Appreciation Bonds,
 Series 1998D, FSA Insured, 0% 2008
University of Illinois, Cert. of Part., Series A,                                      3,530         3,731
 AMBAC Insured, 5.375% 2015


Indiana  -  3.66%
State Dev. Fin. Auth.:
 Pollution Control Rev. Bonds (Inland Steel Co.                                        2,500           475
 Project No. 12), 6.85% 2012
 Rev. Ref. Bonds, Exempt Fac.-Inland Steel,                                            4,000           560
 5.75% 2011
Educational Facs. Auth., Educational Facs. Rev. Bonds                                  1,000         1,033
 (University of Evansville Project), Series 1996,
 5.25% 2005
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group:
  Series 1997D, 5.00% 2026 (Preref. 2007)                                             14,685        15,520
  Series 1999D, 5.25% 2016                                                             3,000         3,058
 Clarian Health Partners, Inc., Series 1996A:
  MBIA Insured, 5.25% 2008                                                             1,700         1,825
  MBIA Insured, 5.50% 2016                                                             4,000         4,153
  5.50% 2016                                                                          10,250        10,461
 Holy Cross Health System Corp., Series 1998,                                          7,095         7,590
 MBIA Insured, 5.375% 2010
 The Methodist Hospitals, Inc., Series 2001,                                           2,000         1,975
  5.50% 2031
 Sisters of St. Francis Health Services, Inc.                                          1,000         1,067
 Project, Series 1997A, MBIA Insured, 5.00% 2008
Housing Fin. Auth., Single Family Mortgage                                             1,275         1,309
 Ref. Rev. Bonds, 1992 Series A, 6.75% 2010
State Office Building Commission, Correctional                                         8,490         9,933
 Facs. Program Rev. Bonds, Series  1995B,
 AMBAC Insured, 6.25% 2012
State Revolving Fund Program Bonds,
 Series 2001A:
 5.375% 2013                                                                           2,000         2,178
 5.375% 2014                                                                           2,000         2,173
 5.375% 2015                                                                           4,000         4,311
 5.375% 2015                                                                           2,250         2,425
Transportation Fin. Auth., Airport Facs.
 Lease Rev. Bonds, Series A:
 6.50% 2007                                                                            1,000         1,047
 6.50% 2007 (Preref. 2002)                                                             3,755         3,958
 6.75% 2011 (Preref. 2002)                                                             2,400         2,534
Boone County Hospital Association, Lease Rev.                                          1,255         1,319
 Bonds, Series 2001, FGIC Insured, 5.00% 2010
City of East Chicago, Pollution Control                                                3,000           420
 Rev. Ref. Bonds, Inland Steel Co.
 Project No. 11, Series 1994, 7.125% 2007
 Hospital Auth. of the City of Fort Wayne,
 Rev. Bonds (Parkview Memorial Hospital Inc.
 Project), Series 1992:
 6.375% 2013 (Preref. 2002)                                                            4,000         4,219
 6.40% 2022 (Preref. 2002)                                                             2,000         2,110
Marion County, Convention and Recreational                                             3,370         3,611
 Facs. Auth., Excise Taxes Lease Rental Rev.
 Ref. Senior Bonds, Series 2001A, MBIA Insured,
 5.50% 2015
The Trustees of Purdue University, Purdue                                              1,250         1,331
 University Student Fee Bonds, Series R,
 5.375% 2015



Iowa  -  1.14%
Fin. Auth.:
 Econ. Dev. Rev. Bonds (Foundation for                                                 1,500         1,564
 Affordable Housing Project), Series 2000A,
  FNMA Insured, 5.65% 2033 (Put 2013)
 Hospital Rev. Bonds (Mercy Medical Center
 Project), Series 1999, FSA Insured:
  5.50% 2011                                                                           1,420         1,539
  5.60% 2012                                                                           1,375         1,488
 Rev. and Ref. Bonds:
  Mercy Health Services Obligated Group,                                                 590           627
 1997 Series V, 5.00% 2010 (Escrowed to Maturity)
  Trinity Health Credit Group, Series 2000B,                                           5,000         5,344
  AMBAC Insured, 6.00% 2027
 Rev. Bonds (Catholic Health Initiatives),                                             3,000         3,164
 Series 2000A, 6.00% 2018
 Single Family Mortgage Bonds, 1997 Series F,                                          1,760         1,814
 5.55% 2016 Polk County, Catholic Health
 Initiatives,  Rev. Bonds, Series 1997A:
 5.50% 2007                                                                            1,520         1,644
 5.125% 2011                                                                           1,500         1,557
 5.125% 2012                                                                           3,170         3,274
Tobacco Settlement Auth., Asset-Backed Bonds,
 Series 2001B:
 5.50% 2012                                                                            3,000         3,098
 5.50% 2014                                                                            3,000         3,050


Kentucky  -  1.11%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare,
 Inc.), MBIA Insured, Series 2000A:
  6.50% 2020                                                                           8,500         8,765
  6.625% 2028                                                                          5,500         5,673
 Hospital System Ref. and Improvement Rev. Bonds
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                           1,540         1,491
  5.60% 2008                                                                             630           579
  5.60% 2009                                                                           3,305         2,989
  5.70% 2010                                                                             490           439
  5.75% 2011                                                                           2,190         1,936
  5.85% 2017                                                                           2,000         1,666
City of Ashland, Pollution Control Ref.                                                3,750         3,969
 Rev. Bonds, Series 1999 (Ashland Inc. Project),
 5.70% 2009


Louisiana  -  4.59%
Health Education Auth. (Lambeth House Project):
 Rev. Bonds, Series 1996, 9.00% 2026                                                   9,000        11,406
 (Preref. 2006)
 Rev. Ref. Bonds, Series 1998A:
  5.50% 2010                                                                           3,505         3,249
  6.15% 2018                                                                           2,000         1,810
  6.20% 2028                                                                           3,950         3,415
Local Government Environmental Facs. And                                              11,500        13,761
 Community Dev. Auth., Rev. Bonds, Capital
 Project and Equipment Acquisition Program),
 Series 2000A, AMBAC Insured, 6.30% 2030
Public Facs. Auth., Hospital Rev. Ref. Bonds
 (Franciscan Missionaries of Our Lady Health
 System Project), Series 1998A, FSA Insured:
 5.75% 2014                                                                            3,495         3,910
 5.75% 2015                                                                            3,825         4,274
 5.75% 2018                                                                            4,000         4,396
Jefferson Parish Hospital Services:
 Dist. No. 1 Parish of Jefferson (West Jefferson
 Medical Center), Hospital Rev. Bonds, Series 1998A,
 FSA Insured:
  5.25% 2011                                                                           2,070         2,198
  5.25% 2012                                                                           1,930         2,037
 Dist. No. 2, Parish of Jefferson, Hospital Rev.                                       2,000         2,142
 Bonds, Series 1998A, FSA Insured, 5.25% 2011
Lake Charles Harbor and Terminal Dist., Port                                          24,000        25,250
 Facs. Rev. Ref. Bonds (Trunkline LNG Co. Project),
 Series 1992, 7.75% 2022
Parish of Morehouse, Pollution Control Rev. Ref.                                       5,000         5,026
 Bonds, 2001 Series A, 5.25% 2013
Tobacco Settlement Auth., Asset-Backed Bonds,                                         15,000        14,714
 Series 2001B, 5.50% 2030
Parish of West Feliciana, Pollution Control Rev.
 Bonds (Gulf States Utilities Co. Project):
 Entergy Gulf States, Inc. Project, Series 1999A,                                     13,500        14,004
 5.65% 2028 (Put 2004)
 Series 1990, 9.00% 2015                                                               2,000         2,035



Maine  -  0.23%
Health and Higher Educational Facs. Auth.,
 Rev. Bonds, Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                            3,000         3,083
 7.55% 2029                                                                            2,575         2,618


Maryland  -  1.12%
Community Dev. Administration, Dept. of Housing                                        5,815         6,162
 and Community Dev., Single Family Program Bonds,
 1997 First Series, 5.25% 2005
Health and Higher Educational Facs. Auth.:
 First Mortgage Rev. Bonds, PUMH of Maryland,                                          2,400         2,380
 Inc. Issue (Heron Point of Chestertown),
 Series 1998A, 5.75% 2019
 Rev. Bonds, Howard County General Hospital Issue,
 Series 1993 (Escrowed to Maturity):
  5.50% 2013                                                                           2,000         2,131
  5.50% 2021                                                                           1,225         1,279
Anne Arundel County:
 Econ. Dev. Corp., Rev. Bonds (Golf                                                    2,200         2,210
 Course System), Series 2001, 8.25% 2028
 Special Obligation Bonds:
  Arundel Mills Project, Series 1999,                                                  5,750         6,165
 7.10% 2029
  National Business Park Project, Series 2000,                                         1,000         1,075
 7.375% 2028
Calvert County, Econ. Dev. Rev. Bonds                                                  2,500         2,930
 (Asbury-Solomons Island Fac.),
Series 1995, 8.625% 2024 (Preref. 2005)
Frederick County, Special Obligation Bonds                                             2,500         2,546
 (Urbana Community Dev. Auth.),
  Series 1998, 6.625% 2025
Prince George's County, Hospital Rev. Bonds,                                             750           780
 Dimensions Health Corp. Issue, Series 1992,
 7.25% 2017 (Preref. 2002)



Massachusetts  -  0.73%
G.O. Bonds, Consolidated Loan of 2001, Series D,                                       2,000         2,234
 MBIA Insured, 5.50% 2012
Massachusetts Bay Transportation Auth., General                                        5,000         5,796
 Transportation System Bonds, 1994 Series A Ref.
 Bonds, 7.00% 2007
Health and Educational Facs. Auth.Rev. Bonds:
 Massachusetts Institute of Technology Issue,
 Series K:
  5.375% 2017                                                                          1,000         1,089
  5.50% 2022                                                                           2,000         2,176
 Partners HealthCare System Issue, Series C:
  6.00% 2015                                                                           1,335         1,442
  6.00% 2016                                                                           1,520         1,631
Municipal Wholesale Electric Company, Power                                            2,000         2,104
 Supply Project Revenue Bonds, Nuclear Project
 No.4 Issue, MBIA Insured, 5.25% 2015
The New England Loan Marketing Corp., Student                                          1,500         1,522
 Loan Ref. Bonds, 1993 Series G, 5.20% 2002


Michigan  -  4.49%
Building Auth., 2001 Rev. Ref. Bonds, Series I                                         3,000         3,229
 (Facs. Program), 5.50% 2016
Hospital Fin. Auth.:
 Hospital Rev. Bonds:
  The Detroit Medical Center Obligated Group,
 Series 1998A:
   5.00% 2013                                                                          1,000           897
   5.00% 2014                                                                          1,525         1,347
   5.25% 2028                                                                          3,000         2,399
  Henry Ford Health System, Series 1999A:
   5.70% 2011                                                                          2,985         3,196
   5.80% 2012                                                                          1,075         1,151
  Spectrum Health:
   Series 2001A, 5.50% 2014                                                            1,000         1,055
   Series 2001B, 5.50% 2017                                                            1,100         1,136
 Hospital Rev. Ref. Bonds:
  Daughters of Charity, National Health System,                                          970         1,034
 5.50% 2005 (Escrowed to Maturity)
  The Detroit Medical Center Obligated Group:
   Series 1993A, 6.375% 2009                                                           2,000         2,035
   Series 1993B, AMBAC Insured, 5.00% 2006                                             1,000         1,058
  Genesys Health System Obligated Group, Series 1995A:
   7.10% 2002 (Escrowed to Maturity)                                                     285           295
   7.20% 2003 (Escrowed to Maturity)                                                   1,000         1,082
   8.00% 2005 (Escrowed to Maturity)                                                   8,880        10,472
   8.10% 2013 (Preref. 2005)                                                           5,000         6,003
   8.125% 2021 (Preref. 2005)                                                          4,500         5,407
   7.50% 2027 (Preref. 2005)                                                           4,520         5,255
  Hackley Hospital Obligated Group, Series 1998A:
   5.00% 2008                                                                          1,215         1,216
   5.30% 2013                                                                          2,400         2,336
  McLaren Obligated Group, Series 1993A, 5.375% 2013                                   2,985         3,019
  Pontiac Osteopathic, Series 1994A:
   5.375% 2006                                                                           695           688
   6.00% 2014                                                                          1,000           947
   6.00% 2024                                                                          4,775         4,186
  Sinai Hospital of Greater Detroit, Series 1995:
   6.00% 2008                                                                          2,000         2,021
   6.625% 2016                                                                         2,010         2,019
  Sparrow Obligated Group, Series 2001:
   5.25% 2010                                                                          1,000         1,038
   5.25% 2011                                                                          1,285         1,327
 Variable Rate Rev. Bonds (Ascension Health Credit Group):
  Series 1999B-3, 5.30% 2033 (Put 2006)                                                5,625         5,966
  Series 1999B-4, 5.375% 2033 (Put 2007)                                               3,000         3,179
Housing Dev. Auth., Rental Housing Rev. Bonds 1994,                                    1,600         1,637
 Series A, 6.20%  2003
Municipal Bond Auth., Public School Academy Facs. Program
 Special Obligation Rev. Bonds:
 Detroit Academy of Arts and Sciences Project,
 Series 2001A:
  7.90% 2021                                                                           1,000         1,045
  8.00% 2031                                                                           1,000         1,049
 YMCA Service Learning Academy Project, Series 2001,                                   4,150         4,281
 7.75% 2031
State Revolving Fund Rev. Bonds, Clean Water Revolving                                 5,000         5,252
 Fund Rev. Bonds, Series 2001, 5.25% 2016
Strategic Fund, Limited Obligation Ref. Rev. Bonds                                     1,000         1,040
(Detroit Edison Co. Pollution Control Bonds Project),
 Series 1995CC, AMBAC Insured, 4.85% 2030 (Put 2011)
Trunk Line Fund Bonds, Series 2001A, 5.50% 2015                                        4,000         4,329
City of Detroit:
 G.O. Rev. Bonds (Unlimited Tax), Series 1995B:
  7.00% 2004                                                                           2,500         2,723
  6.25% 2008                                                                           1,730         1,855
  6.25% 2009                                                                           1,195         1,273
  6.25% 2010                                                                           1,250         1,327
 Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No.                               2,900         3,324
 1 Projects), Series 1996C, 6.20% 2017 (Preref. 2006)
 School Dist. of the City of Detroit, Wayne County,                                    1,955         2,042
 School Building and Site Improvement Ref. Bonds,
 Series 1998C, FGIC Insured, 5.25% 2025
City of Flint, Hospital Building Auth. (Hurley Medical
 Center):
 Rev. Ref. Bonds, Series 1998A, 5.25% 2016                                             1,250         1,166
 Rev. Rental Bonds, Series 1998B, 5.375% 2028                                          1,000           878
City of Royal Oak, Hospital Fncg. Auth., Hospital Rev.                                 3,000         3,008
 Ref. Bonds (William Beaumont Hospital), Series 1993G,
 5.25% 2019


Minnesota  -  0.06%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                      1,390         1,447
 1994 Series E, 5.60% 2013


Mississippi  -  0.34%
Development Bank, Special Obligation Bonds (Capital                                    7,500         7,423
Projects and Equipment Acquisition Program), Series 2001A,
 AMBAC Insured, 5.00% 2031
Hospital Equipment and Facs. Auth., Rev. Bonds, Series                                 1,000         1,023
 2000 (Forrest County General Hospital Project), FSA
 Insured, 5.50% 2027


Nebraska  -  0.01%
City of Kearney, Industrial Dev. Rev. Bonds (The Great                                 2,750           323
 Platte River Road Memorial Foundation Project),
 Series 1998, 6.75% 2028


Nevada  -  2.22%
Housing Division, Single Family Mortgage Bonds,                                          720           724
 1999 Series A-1, 4.75% 2012
Clark County:
 G.O. (Limited Tax) Bond Banks Bonds, Series 2001,                                     3,000         3,214
 FGIC Insured, 5.50% 2016
 Special Improvement Dist. No. 121 (Southern Highlands
 Area), Local Improvement Bonds, Series 1999:
  7.00% 2009                                                                           2,500         2,655
  7.50% 2019                                                                          14,000        14,889
 Special Improvement Dist. No. 132 (Summerlin South Area                               2,235         2,276
(Villages 15A and 18)), Local Improvement Bonds,
 Series 2001, 6.75% 2021
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West),                                    7,000         6,271
 1998 Series A, 5.375% 2026
 Local Improvement Dist. No. T-4C (Green Valley
 Properties), Limited Obligation Ref. Bonds,
 1999 Series A:
  5.65% 2009                                                                           1,495         1,529
  5.75% 2013                                                                           3,990         3,918
  5.90% 2018                                                                           2,990         2,906
City of Las Vegas:
 G.O. (Limited Tax) Sewer and Flood Control Bonds,                                     2,855         3,043
 Series 2001, FGIC Insured, 5.375% 2015
 Special Improvement Dist. No. 808 (Summerlin Area),
 Local Improvement Bonds, Series 2001:
  6.00% 2010                                                                           1,000         1,016
  6.375% 2014                                                                          2,080         2,122
  6.75% 2021                                                                           4,500         4,583
Las Vegas Monorail Project Rev. Capital Appreciation                                   3,545         2,532
 Bonds, 1st Tier Series 2000, AMBAC Insured, 0% 2010
Truckee Meadows Water Auth., Water Rev. Bonds,                                         3,105         3,328
 Series 2001A, FSA Insured, 5.50% 2016


New Hampshire  -  0.04%
Health and Education Facs. Auth., Exeter Hospital                                      1,000         1,001
 Obligated Group Issue, Series 2001A, 5.75% 2031


New Jersey  -  2.15%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
 Improvement Dist. Project (City of Elizabeth),
 Series 1998A:
  6.375% 2018                                                                          1,000         1,121
  6.375% 2031                                                                          6,500         7,286
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project, Series 1995A, 9.25% 2025                                 7,000         8,339
 (Preref. 2005)
  Winchester Gardens at Ward Homestead Project,
 Series 1996A:
   8.50% 2016                                                                          4,000         4,288
   8.625% 2025                                                                         3,500         3,743
 First Mortgage Rev. Ref. Bonds (Fellowship Village
 Project), Series 1998A:
  4.95% 2005                                                                           1,230         1,251
  5.50% 2018                                                                           2,295         2,185
  Tax-Exempt Term Bonds, 5.50% 2025                                                    3,000         2,762
 Retirement Community Rev. Bonds:
  Cedar Crest Village, Inc. Fac., Series A, 7.25% 2031                                 9,000         8,827
  Seabrook Village, Inc. Fac., Series 2000A, 8.25% 2030                                6,000         6,342
Housing and Mortgage Fin. Agcy., Section 8 Bonds,
 1991 Series A:
 6.80% 2005                                                                            2,570         2,625
 6.85% 2006                                                                            2,500         2,554
Gloucester County Improvement Auth., Solid Waste Resource                              1,585         1,763
 Recovery Rev. Ref. Bonds (Waste Management, Inc.
 Project), Series 1999A, 6.85% 2029 (Put 2009)

New Mexico  -  0.17%
Supplemental Severance Tax Bonds, Series 2002A,                                        3,945         4,120
 5.00% 2010


New York  -  5.44%
Dormitory Auth.:
 Center for Nursing/Rehabilitation, Inc. Rev. Bonds,                                   2,100         2,216
 FHA Insured, 5.45% 2017
 City University System Consolidated Third General                                     2,000         2,222
 Resolution Rev. Bonds, 1998 Series 2, AMBAC Insured,
 5.50% 2008
 Edgar Health Care Center (Nursing Home) Rev. Bonds,                                   2,375         2,437
 FHA Insured, 4.90% 2013
 Mental Health Services Facs. Improvement Rev. Bonds:
  Series 1997A, 6.00% 2007                                                             1,750         1,965
  Series 1997B:
   6.00% 2007                                                                          2,490         2,796
   6.00% 2007 (Preref. 2007)                                                              10            12
   5.60% 2008                                                                          1,300         1,433
  Series 1998B:
   5.375% 2009                                                                         1,270         1,390
   5.00% 2010                                                                          1,495         1,596
   5.00% 2010                                                                          1,530         1,633
  Series 1998C, 5.00% 2010                                                             1,760         1,878
 Secured Hospital:
  Rev. Bonds (Interfaith Medical Center), Series 1998D,                                2,000         2,156
 5.25% 2007
  Rev. Ref. Bonds:
   Bronx-Lebanon Hospital Center, Series 1998E,                                        8,520         8,902
 MBIA Insured, 5.20% 2014
   Brookdale Hospital, Series 1998J, 5.125% 2009                                       2,500         2,675
 St. Luke's-Roosevelt Hospital Center, Mortgage Hospital                               5,000         5,276
 Rev. Bonds, Series 2000A, FHA Insured, 5.75% 2021
 State University Educational Facs.:
  Rev. Bonds:
   Series 1990B, 7.50% 2011                                                            1,160         1,385
   Series 1990B, 7.50% 2011 (Preref. 2010)                                               560           706
   Series 1997, 6.00% 2007                                                             3,000         3,377
  Rev. Ref. Bonds, Series 1990A, 7.50% 2013                                            3,500         4,479
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City),                                              3,000         3,331
 1996 Series A Ref., 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds,                                          1,750         1,870
 Series 1997C, 5.20% 2010
Local Government Assistance Corp.:
 Series 1991C, Capital Appreciation Bonds, 0% 2005                                     5,000         4,600
 Series 1991D:
  7.00% 2011 (Preref. 2002)                                                            2,000         2,050
  6.75% 2021 (Preref. 2002)                                                            1,350         1,384
State Medical Care Facs. Fin. Agcy.:
 Hospital Insured Mortgage Rev. Bonds, 1994 Series A,
 FHA Insured:
  5.10% 2010                                                                           1,845         1,956
  5.25% 2014                                                                           5,000         5,225
 Mental Health Services Facs. Improvement Rev. Bonds,                                  1,000         1,002
 1993 Series D, 5.25% 2023
 St. Luke's-Roosevelt Hospital Center, FHA Insured                                    12,005        12,847
 Mortgage Rev. Bonds, 1993 Series A, 5.60% 2013
Thruway Auth., Local Highway and Bridge Service Contract                               2,500         2,649
 Bonds, Series 2001, 5.25% 2015
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds:
 Ref. Series 1993A, 5.30% 2005                                                         1,800         1,924
 Series 7, 5.25% 2009                                                                  1,375         1,480
Castle Rest Residential Health Care Fac., FHA Insured,                                 1,700         1,736
 Mortgage Rev. Bonds, Series 1997A, 5.60% 2017
City of New York:
 G.O. Bonds:
  Fiscal 1992 Series C, 6.50% 2004 (Preref. 2002)                                        470           487
  Fiscal 1995 Series F:
   6.60% 2010 (Preref. 2005)                                                           2,000         2,260
   6.625% 2025 (Preref. 2005)                                                          1,500         1,696
  Fiscal 1996 Series E, 6.50% 2006                                                     3,000         3,346
  Fiscal 2001 Series F:
   5.00% 2010                                                                          1,500         1,572
   5.25% 2011                                                                          6,260         6,654
  Fiscal 2001 Series H, 5.25% 2016                                                     3,510         3,613
  Fiscal 2002 Series B, 5.50% 2012                                                     7,810         8,411
 Transitional Fin. Auth., Future Tax Secured Bonds:
  Fiscal 1998 Series A, 5.00% 2027                                                     1,500         1,476
  Fiscal 1998 Series B, 4.50% 2027                                                     5,000         4,488
  Fiscal 1998 Series C, 5.00% 2018                                                     2,000         2,025
  Fiscal 2001 Series C, 5.375% 2015                                                    2,000         2,148
Suffolk County Industrial Dev. Agcy., Continuing Care                                  2,000         2,016
 Retirement Community Rev. Bonds (Peconic Landing at
 Southhold, Inc. Project), Series 2000, 8.00% 2030
Triborough Bridge and Tunnel Auth., General
 Purpose Rev. Bonds:

 Series 2001A, 5.25% 2016                                                              2,500         2,638
 Series Y, 6.00% 2012                                                                  1,000         1,152


North Carolina  -  2.32%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  6.00% 2006                                                                           3,120         3,346
  7.25% 2007                                                                           5,425         6,118
  7.00% 2008                                                                          10,720        12,094
  6.125% 2009                                                                          2,000         2,165
  6.00% 2022                                                                           2,000         2,056
  6.00% 2026                                                                           1,990         2,038
  MBIA Insured, 6.00% 2026                                                             2,500         2,859
 Series 1993C, 5.00% 2021                                                              2,300         2,093
 Ref. Series 1999B:
  5.55% 2014                                                                           1,800         1,831
  5.60% 2015                                                                           2,500         2,536
  5.65% 2016                                                                           2,000         2,022
  5.70% 2017                                                                           4,775         4,814
 Series 1999D, 6.75% 2026                                                              3,500         3,725
Municipal Power Agcy. Number One (Catawba Electric
 Rev. Bonds):
 Series 1992, 6.25% 2017                                                               2,000         2,091
 Series 1999A, MBIA Insured, 6.00% 2008                                                3,935         4,405
County of Catawba, Hospital Ref. Rev. Bonds (Catawba                                   1,000         1,041
 Memorial Hospital Project), Series 1999, AMBAC Insured,
 4.60% 2010
County of New Hanover, Hospital Rev. Bonds (New Hanover                                1,995         2,152
 Regional Medical Center Project), Series 1999,
 MBIA Insured, 5.25% 2011


Ohio  -  0.43%
Pollution Control Dev. Auth, Water Loan Rev. Bonds,                                    2,000         2,130
 Series 2002, 5.25% 2015
County of Knox, Hospital Facs. Ref. Rev. Bonds,                                        2,175         2,263
 Series 1998 (Knox Community Hospital), Asset Guaranty
 Insured, 4.60% 2007
County of Lorain, Health Care Facs. Rev. Ref. Bonds                                    2,000         1,758
 (Kendal at Oberlin), Series 1998A, 5.25% 2021
County of Montgomery, Hospital Facs. Rev. Bonds                                        1,000         1,050
 (Kettering Medical Center Network Obligated Group),
 Series 1999, 6.75% 2022
County of Richland, Hospital Facs. Rev. Improvement Bonds
 (MedCentral Health System Obligated Group), Series 2000B:
 6.375% 2022                                                                           1,250         1,313
 6.375%  2030                                                                          2,000         2,089


Oklahoma  -  0.45%
Health System Rev. Bonds, Baptist Medicine Center of                                   2,500         2,744
 Oklahoma, Series 1995C, AMBAC Insured, 6.375% 2009
Industrial Auth., Health System Rev. Ref. Bonds (Obligated                             2,500         2,807
 Group consisting of INTEGRIS Baptist Medical Center, Inc.,
 INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS
 Rural Health, Inc.), AMBAC Insured, 6.00% 2009
Industries Auth., Health Facs. Rev. Ref. Bonds (Sisters                                2,505         2,531
 of Mercy Health System, St. Louis, Inc.), Series 1993A,
 5.00% 2013
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds,                                  3,000         3,035
 St. John Medical Center Project, Series 1996, 5.375% 2017


Oregon  -  0.89%
City of Klamath Falls, Electric Rev. Ref. Bonds
 (Klamath Cogeneration Project), Series 1999:
 5.75% 2013                                                                            3,000         3,096
 5.875% 2016                                                                           3,500         3,551
 6.00% 2025                                                                           15,290        15,403


Pennsylvania  -  4.59%
Convention Center Auth., Ref. Rev. Bonds, 1994 Series A,                               6,370         6,733
 6.25% 2004
Higher Educational Facs. Auth.:
 Rev. Bonds (Thomas Jefferson University), 1992 Series A:
  MBIA Insured, 6.625% 2009                                                              375           391
  6.625% 2009 (Preref. 2002)                                                             875           913
 UPMC Health System Rev. Bonds, Series 1999A,                                          2,000         2,132
 FSA Insured, 5.00% 2009
Housing Fin. Agcy., Rental House Ref. Bonds, FNMA Insured:
 Issue 1992, 6.50% 2023                                                                2,000         2,058
 Issue 1993, 5.80% 2018                                                                1,000         1,026
Housing Fin. Auth., Single Family Mortgage Rev. Bonds,                                 1,000         1,025
 Series 1992-33, 6.85% 2009
Allegheny County, Cert. of Part. (ACJCT Fac. Holdings                                  2,150         2,152
 L.P.), AMBAC Insured, 5.00% 2019
Allegheny County Hospital Dev. Auth.:
 Health System Rev. Bonds, Catholic Health East Issue,
 Series 1998A, AMBAC Insured:
  5.50% 2008                                                                           1,000         1,101
  5.00% 2010                                                                           2,705         2,868
 UPMC Health System Rev. Ref. Bonds, Series 1999B,                                     5,160         5,609
 AMBAC Insured, 5.25% 2008
Port Auth. of Allegheny County, Special Rev.                                           1,000         1,086
 Transportation Bonds, Ref. Series of 2001, FGIC Insured,
 5.50% 2015
Chester County Health and Education Facs. Auth., Health                                4,150         4,088
 System Rev. Bonds (Jefferson Health System),
 Series 1997B, 5.375% 2027
Delaware County Auth., Rev. Bonds, Catholic Health Systems,                            2,465         2,590
 Series A, AMBAC Insured, 5.00% 2010
Lehigh County, General Purpose Auth. Rev. Bonds                                        1,500         1,615
 (KidsPeace Obligated Group), ACA Insured, 5.70% 2009
Montgomery County Industrial Dev. Auth.:
 Retirement Community Rev. Ref. Bonds (Adult Communities                               1,000         1,007
 Total Services, Inc. Obligated Group), Series 1996A,
 5.875% 2022
 Retirement Community Rev. Bonds (ACTS Retirement-Life                                17,500        16,121
 Communities, Inc. Obligated Group), Series 1998,
 5.25% 2028
Hospitals and Higher Education Facs. Auth. of Philadelphia:
 Frankford Hospital, Series A (Escrowed to Maturity):
  6.00% 2014                                                                           3,705         3,961
  6.00% 2023                                                                           4,000         4,124
 Health System Rev. Bonds (Jefferson Health System),
 Series 1997A:
  5.50% 2006                                                                           2,285         2,447
  5.50% 2007                                                                           1,995         2,133
  5.50% 2008                                                                           2,000         2,141
  5.00% 2009                                                                           1,000         1,034
  5.00% 2010                                                                           1,000         1,026
  5.00% 2018                                                                           1,475         1,411
 Temple University Hospital Rev. Bonds:
  Series of 1993A, 6.50% 2008                                                         13,960        14,566
  Series of 1997, 5.70% 2009                                                           1,000         1,006
Philadelphia Auth. for Industrial Dev., Rev. Bonds                                     2,815         2,746
 (Cathedral Village Project), Series of 1998, 5.50% 2010
City of Pottsville Hospital Auth., Hospital Rev. Bonds                                 8,500         9,553
 (The Pottsville Hospital and Warne Clinic), Series of
 1994, 7.25% 2024 (Preref. 2004)
Scranton-Lackawanna Health and Welfare Auth., City of
 Scranton, Lackawanna County, Hospital Rev. Bonds
 (Moses Taylor Hospital Project), Series 1997:
 6.05% 2010                                                                            1,000           927
 6.15% 2012                                                                            2,245         2,035
 6.15% 2014                                                                            3,000         2,638
 6.20% 2017                                                                            3,000         2,570
Westmoreland County, Health Care Fac. Rev. Bonds                                       6,500         6,832
 (Redstone Presbyterian SeniorCare Obligated Group),
 Fixed Rate Rev. Bonds, Series 2000B, 8.125% 2030


Puerto Rico  -  0.06%
The Children's Trust Fund, Tobacco Settlement                                          1,500         1,561
 Asset-Backed Bonds, Series 2000,  5.75% 2020


Rhode Island  -  0.40%
Depositors Econ. Protection Corp., Special Obligation
 Bonds, 1993 Series A:
 MBIA  Insured, 5.75% 2012                                                             4,850         5,530
 5.75% 2021                                                                            2,715         3,018
 5.75% 2021 (Escrowed to Maturity)                                                     1,210         1,345


South Carolina  -  1.56%
Florence County, Hospital Rev. Bonds, McLeod Regional                                  2,785         3,003
 Medical Center Project, MBIA Insured, Series 1998A,
 5.25% 2010
Georgetown County, Pollution Control Rev. Ref. Bonds                                   2,500         2,496
 (International Paper Company Projects), 1999 Series A,
 5.125% 2012
Lexington County Health Services Dist. Inc., Hospital
 Rev. Ref. and Improvement Bonds, Series 1997,
 FSA Insured:
 5.50% 2007                                                                            2,000         2,193
 5.00% 2009                                                                            1,000         1,065
Piedmont Municipal Power Agcy., Electric Rev. Bonds:
 1991 Ref. Series, FGIC Insured, 6.25% 2021                                            4,640         5,345
 1999A Ref. Series, 5.25% 2015                                                         8,420         7,931
Tobacco Settlement Rev. Management Auth., Tobacco                                     16,090        16,502
 Settlement Asset-Backed Bonds, Series 2001B, 6.00% 2022


South Dakota  -  0.64%
Building Auth., Rev. Capital Appreciation Bonds,                                       3,780         2,051
 Series 1996A, AMBAC Insured, 0% 2014
Health and Educational Facs. Auth., Rev. Ref. Bonds,
 Series 1999 (Rapid City Regional Hospital Issue),
 MBIA Insured:
 5.00% 2007                                                                            2,045         2,180
 5.00% 2009                                                                            4,010         4,220
 5.00% 2010                                                                            4,175         4,357
Housing Dev. Auth., Homeownership Mortgage Bonds,                                      3,000         3,119
 1995 Series A, 5.80% 2014


Tennessee  -  0.96%
Health and Education Facs. Board of the Metropolitan                                   6,600         7,730
 Government of Nashville and Davidson County, Rev.
 Bonds (Blakeford Project), Series 1994A, 9.25% 2024
 (Preref. 2004)
Memphis-Shelby County Airport Auth., Special Facs.                                    13,100        13,465
 Rev. Bonds, Ref. Series 1992 (Federal Express Corp.)
 6.75% 2012
Shelby County, G.O. School Bonds, 1991 Series A, 0% 2011                               3,750         2,448


Texas  -  10.17%
Public Fin. Auth., G.O. Ref. Bonds:
 Series 2001A, 5.375% 2016                                                             2,540         2,688
 Series 2002, 5.25% 2007                                                               3,760         4,091
City of Austin (Travis and Williamson Counties), Water                                 6,800         7,432
and Wastewater System Rev. Ref. Bonds, Series 2001B,
 FSA Insured, 5.75% 2016
Bell County Health Facs. Dev. Corp., Retirement Fac.
 Rev. Bonds (Buckner Retirement Services, Inc. Obligated
 Group Project), Series 1998:
 5.25% 2009                                                                            1,620         1,679
 5.00% 2010                                                                            1,705         1,725
 5.25% 2028                                                                            9,400         8,659
Brazos River Auth., Rev. Ref. Bonds (Houston Industries                                3,360         3,445
 Incorporated Project), MBIA Insured, 4.90% 2015
Industrial Dev. Corp. of Port of Corpus Christi, Rev.                                 10,300        10,189
 Ref. Bonds (Valero Refining and Marketing Co. Project),
 Series C, 5.40% 2018
Cypress-Fairbanks Independent School Dist. (Harris County):
 Unlimited Tax Ref. Bonds, Capital Appreciation Bonds,                                 6,675         3,985
 Series 1993A, 0% 2013
 Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001,                                3,500         3,662
 5.25% 2016
City of Dallas:
 G.O. Limited Tax Bonds:
 5.00% 2014                                                                            3,400         3,536
 5.00% 2015                                                                            2,000         2,065
 Waterworks and Sewer System Rev. Ref. Bonds (Dallas,                                  1,285         1,378
 Denton, Collin and Rockwall Counties), Series 2002,
 5.00% 2009
Dallas County, Unlimited Tax Ref. and Improvement Bonds,
 G.O. Ref. Bonds, Series 2001A:
 5.375% 2013                                                                           2,465         2,660
 5.375% 2015                                                                           3,725         3,972
DeSoto Independent School Dist. (Dallas County),
Unlimited Tax School Building and Ref. Bonds, Series
2001 Capital Appreciation Bonds:
 0% 2018                                                                               2,835         1,206
 0% 2019                                                                               3,335         1,329
 0% 2020                                                                               3,335         1,251
Eanes Independent School Dist. (Travis County),
 Unlimited Tax School Building Bonds, Series 2001:
 5.50% 2014                                                                            2,050         2,217
 5.50% 2015                                                                            2,150         2,313
 5.50% 2016                                                                            1,125         1,204
Garland Independent School Dist. (Dallas County),
 Unlimited Tax Ref. and School Building Bonds,
 Series 2001:
 5.50% 2013                                                                            2,170         2,334
 5.50% 2015                                                                            2,420         2,580
Harris County, Unlimited Tax Road G.O. Ref. Bonds,                                     2,500         2,662
 Series 2001, 5.375% 2015
Harris County Health Facs. Dev. Corp:
 Hospital Rev. Bonds (Memorial Hermann Hospital
 System Project):
  Series 1998, FSA Insured:
   5.25% 2008                                                                          1,890         2,029
   5.50% 2011                                                                          5,000         5,456
   5.50% 2014                                                                          4,790         5,207
   5.50% 2015                                                                         10,325        11,191
  Series 2001A, 6.375% 2029                                                           13,900        14,570
 Rev. Bonds:
 CHRISTUS Health, Series 1999A, MBIA Insured,                                          3,380         3,602
 5.50% 2010
 St. Luke's Episcopal Hospital, Series 2001A:
  5.625% 2014                                                                          1,000         1,055
  5.625% 2015                                                                          2,500         2,620
  5.625% 2016                                                                          2,700         2,808
  5.625% 2018                                                                          2,000         2,059
  5.50% 2020                                                                           4,000         4,045
  5.50% 2021                                                                           5,740         5,784
Hidalgo County Health Services Corp., Hospital Rev.
  Bonds (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                            1,000         1,028
 6.75% 2016                                                                            1,740         1,673
City of Houston, Water and Sewer System, Junior Lien Rev.                              3,000         1,169
 Ref. Bonds, Series 1998A, FSA Insured, 0% 2019
Jefferson County, Health Facs. Dev. Corp., Baptist                                     4,000         3,980
 Hospitals of Southeast Texas, FHA Insured Mortgage
 Rev. Bonds, Series 2001, AMBAC Insured, 5.20% 2021
Katy Independent School Dist. (Fort Ben, Harris and
 Waller Counties), Limited Tax Ref. Bonds, Series 2001:
 5.50% 2015                                                                            1,290         1,384
 5.50% 2016                                                                            1,805         1,927
Keller Independent School Dist. (Tarrant County),                                      6,040         3,749
 Unlimited Tax School Building and Ref. Capital
 Appreciation Bonds, Series 2001, 0% 2012
Ladero Independent School Dist. (Webb County),                                         2,000         2,124
 Unlimited Tax School Building and Ref. Bonds,
 Series 2001, 5.375% 2015
Lewisville Independent School Dist. (Denton County),                                   2,000         2,139
 Unlimited Tax School Building and Ref. Bonds,
 Series 2001, 5.50% 2015
Mansfield Independent School Dist. (Tarrant and Johnson                                2,635         2,813
 Counties), Unlimited Tax School Building and Ref.
 Bonds, Series 2001, 5.50% 2016
Midway Independent School Dist. (McLennan County),                                     5,000         1,993
 Unlimited Tax School Building and Ref. Bonds, Capital
 Appreciation, Series 2000, 0% 2019
Northeast Medical Clinic, Hospital Auth., County of                                    1,000         1,164
 Humble, Rev. Bonds, FSA Insured, 6.25% 2012
Northside Independent School Dist., Unlimited Tax                                      4,000         4,312
 School Building and Ref. Bonds, Series 2001, 5.50% 2014
Plano Independent School District (Collin County),                                     2,000         2,098
 Unlimited Tax School, Building and Ref. Bonds,
 Series 2001, 5.25% 2015
Round Rock Independent School Dist. (Williamson and
 Travis Counties), Unlimited Tax School Building Bonds,
 Series 2001-A:
 5.50% 2015                                                                            2,000         2,151
 5.50% 2016                                                                            2,500         2,675
Sabine River Auth., Pollution Control Rev. Ref. Bonds                                  2,000         2,013
 (TXU Electric Company Project), Series 2001C,
5.50% 2022 (Put 2011)
City of San Antonio:
 General Improvement and Ref. Bonds, Series 2001:
  5.25% 2015                                                                           8,425         8,838
  5.25% 2016                                                                           8,385         8,739
 Electric and Gas Systems Rev. Ref. Bonds,
 New Series 1998A:
  5.25% 2015                                                                           5,075         5,283
  4.50% 2021                                                                           4,000         3,699
San Antonio Independent School Dist.:
 Unlimited Tax Ref. Bonds, Series 2001B:
  5.375% 2013                                                                          4,260         4,584
  5.375% 2015                                                                          4,390         4,664
 Unlimited Tax School Building Bonds, Series 2001A:
  5.375% 2015                                                                          1,515         1,610
  5.375% 2016                                                                          1,705         1,801
Spring Branch Independent School Dist. (Harris County),
 Limited Tax Schoolhouse and Ref. Bonds, Series 2001:
 5.375% 2015                                                                           3,875         4,106
 5.375% 2016                                                                           3,070         3,234
Tarrant County, Health Facs. Dev. Corp., Texas Health
 Resources System Rev. Bonds, Series 1997A, MBIA Insured:
 5.50% 2007                                                                            4,000         4,254
 5.75% 2015                                                                            3,000         3,208
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                                  2,000         1,966
 6.125% 2023
Board of Regents of The University of Texas System,
 Rev. Fncg. System Bonds:
 Series 1996B, 5.00% 2011                                                              3,750         3,941
 Series 2001B, 5.375% 2016                                                             4,000         4,231
University Permanent Fund, Rev. Bonds, Series 2002B:
 5.25% 2015                                                                            5,000         5,277
 5.25% 2016                                                                            2,315         2,428
Weatherford Independent School Dist. (Parker County),                                  2,625         1,146
 Unlimited Tax School Building and Ref. Bonds, Capital
 Appreciation, Series 2000, 0% 2018
City of Wichita Falls, Water and Sewer System Priority                                 1,580         1,668
 Lien Rev. Bonds, Series 2001, AMBAC Insured, 5.375% 2016


Utah  -  0.89%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                        310           314
 1995 Issue E (Federally Insured or Guaranteed
 Mortgage Loans) 5.50% 2024
Alpine School Dist., Utah County, G.O. School Building
 Bonds (Utah School Bond Guaranty Program), Series 2001A:
 5.25% 2015                                                                            3,000         3,177
 5.25% 2016                                                                            4,225         4,450
Salt Lake County, G.O. Ref. Bonds, Series 2001:
 5.25% 2011                                                                            5,000         5,475
 5.00% 2012                                                                            8,130         8,664


Vermont  -  0.10%
Educational and Health Buildings Fncg. Agcy., Hospital                                 2,250         2,361
 Rev. Bonds (Medical Center Hospital of Vermont Project),
 Series 1993, FGIC Insured, 5.75% 2007


Virginia  -  1.55%
City of Chesapeake, G.O. Public Improvement and Ref.                                   3,500         3,919
 Bonds, Series of 2001, 5.50% 2011
Dulles Town Center, Community Dev. Auth. (Loudoun County),                             2,500         2,468
 Special Assessment Bonds (Dulles Town Center Project),
 Series 1998, 6.25% 2026
Fairfax County:
 Econ. Dev. Auth., Retirement Community Rev. Bonds                                    15,500        16,253
 (Greenspring Village, Inc. Fac.), Series 1999A, 7.50% 2029
 Industrial Dev. Auth., Hospital Rev. Ref. Bonds
 (Inova Health System Hospitals Project), Series 1993A:
  5.00% 2011                                                                           1,300         1,371
  5.00% 2023                                                                           1,200         1,198
Gateway Community Dev. Auth. (Prince William County),                                  2,130         2,116
 Special Assessment Bonds, Series 1999, 6.25% 2026
Industrial Dev. Auth., Hanover County, Hospital Rev.                                   1,000         1,164
 Bonds (Memorial Regional Medical Center Project at
 Hanover Medical Park), Series 1995, MBIA Insured,
 6.50% 2009
Heritage Hunt Commercial Community Dev. Auth.
 (Prince William County), Special Assessment Bonds:
 Series 1999A, 6.85% 2019                                                              3,178         3,318
 Series 1999B, 7.00% 2029                                                              1,000         1,051
Peninsula Ports Auth. Health System Rev. Ref. Bonds                                    1,000         1,060
 (Riverside Health System Project), Series 1998,
 MBIA Insured, 5.00% 2010
Pocahontas Parkway Association, Route 895 Connector                                    5,000         4,438
 Toll Road Rev. Bonds, Series 1998A, 5.25% 2008


Washington  -  6.89%
G.O. Bonds:
 Motor Vehicle Fuel Tax, FSA Insured, Series 2002C,                                    5,000         5,083
 5.00% 2017
 Various Purpose, Series 2001C, 5.00% 2010                                             7,310         7,775
Health Care Facs. Auth. Rev. Bonds:
 Series 2001 (Group Health Cooperative of Puget Sound),                                1,500         1,621
 AMBAC Insured, 5.375% 2012
 Series 2001A (Providence Health System), MBIA Insured:
  5.50% 2011                                                                           6,565         7,170
  5.625% 2014                                                                          3,000         3,230
  5.625% 2015                                                                          8,635         9,235
Public Power Supply System:
 Nuclear Project No. 1 Ref. Rev. Bonds, Series 1997B,                                  5,000         5,135
 5.125% 2014
 Nuclear Project No. 2 Ref. Rev. Bonds:
  Series 1993B, FSA Insured, 5.65% 2008                                                3,030         3,349
  Series 1994A, 6.00% 2007                                                            19,900        22,124
 Nuclear Project No. 3 Ref. Rev. Bonds:
  Series 1989A, MBIA Insured, 0% 2013                                                  4,000         2,346
  Series 1989B, 7.125% 2016                                                            5,250         6,529
Central Puget Sound Regional Transit Auth., Sales Tax
 and Motor Vehicle Excise Tax Bonds, Series 1999,
 FGIC Insured:
 5.25% 2021                                                                            5,500         5,767
 4.75% 2028                                                                           21,940        20,539
Public Utility Dist. No. 1 of Chelan County, Columbia                                 11,345         4,569
 River-Rock Island Hydro-Electric System Rev. Ref. Bonds,
 Series 1997A , MBIA Insured, 0% 2019
Clark County, Vancouver School Dist. No. 37, Unlimited                                 5,000         2,385
 Tax Deferred Interest G.O. Bonds, Series 2001C,
 FGIC Insured, 0% 2016
 Columbia Generating Station Ref. Electric Rev. Bonds,                                13,000        13,882
 Series 2001-A, FSA Insured, 5.50% 2016
Energy Northwest, Ref. Electric Rev. Bonds:
 Project No.1, Series 2002-C, MBIA Insured, 5.50% 2015                                 5,000         5,373
 Project No.1, Series 2002-C, MBIA Insured, 5.50% 2016                                 5,000         5,339
 Project No.3, Series 2001-A, FSA Insured, 5.50% 2017                                  5,000         5,301
City of Seattle:
 Limited Tax G.O. Bonds, Series 2001 (Various Purposes):
  5.00% 2013                                                                           3,835         4,018
  5.00% 2014                                                                           4,040         4,198
  5.25% 2015                                                                           4,255         4,483
  5.375% 2016                                                                          4,485         4,746
  5.375% 2017                                                                          4,440         4,671
  5.375% 2018                                                                          2,000         2,089
 Municipal Light and Power:
  Improvements and Ref. Rev. Bonds, Series 2001,
 FSA Insured:
   5.50% 2012                                                                          2,000         2,177
   5.50% 2016                                                                          5,000         5,319
  Rev. Anticipation Notes, Series 2001, 4.50% 2003                                     2,000         2,045




Wisconsin  -  1.67%
G.O. Bonds:
 1999, Series A, 5.00% 2012                                                            3,390         3,555
 Ref. Bonds of 1998, Series 1, 5.50% 2010                                              3,225         3,578
Health and Educational Facs. Auth., Rev. Bonds:
 Children's Hospital Project, Series 1993,                                             2,000         2,174
 FGIC Insured, 5.50% 2006
 Children's Hospital of Wisconsin, Inc., Series 1998,                                  1,130         1,243
 AMBAC Insured, 5.625% 2015
 Froedtert & Community Health Obligated Group,
 Series 2001:
  5.625% 2014                                                                          1,000         1,031
  5.625% 2015                                                                          1,100         1,127
 Medical College of Wisconsin, Series 1993, 5.95% 2015                                 3,000         3,059
 The Monroe Clinic, Inc.:
  Series 1998:
   4.80% 2010                                                                          1,110         1,109
   4.90% 2011                                                                          1,165         1,164
  Series 1999:
   5.125% 2016                                                                         1,000           971
   5.375% 2022                                                                         2,000         1,906
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, 1998 Series A, 5.375% 2017                                 1,510         1,546
 Housing Rev. Bonds, 1992 Series A, 6.40% 2003                                         3,480         3,561
Pollution Control and Industrial Dev. Rev. Bonds                                       3,650         3,918
 (General Motors Corp. Projects), City of Janesville,
 Series 1984, 5.55% 2009
Milwaukee Metropolitan Sewerage Dist., Milwaukee,                                      3,590         3,819
 Ozaukee, Washington and Waukesha Counties, G.O.
 Sewerage Systems Bonds, Series 2001A, 5.25% 2014
City of Superior, Limited Obligation Ref. Rev. Bonds                                   6,000         7,469
 (Midwest Energy Resources Co. Project), Series E-1991
 (Collateralized), FGIC Insured, 6.90% 2021

                                                                                                 2,304,935



Short-term securities - 6.19%
County of Cuyahoga, State of Ohio, Econ. Dev. Rev. Bonds                               4,700         4,700
 (The Cleveland Orchestra Project), Series 1998,
 1.35% 2028 /2/
State of Georgia, Dev. Auth. of Cobb County (Kennesaw                                  6,555         6,555
 State University Foundation, Inc.- Kennesaw State
 University Project),  1.20% 2031 /2/
State of Texas, Harris County G.O. Bonds, Series 2002 A1,                              3,000         3,000
 1.20% 3/6/2002
City of Houston, Texas, Tax and Rev. Anticipation Notes,                              15,000        15,104
 Series 2001, 3.50% 6/28/2002
Town of Hurley, New Mexico, Pollution Control Rev. Bonds                               1,600         1,600
 (Kennecott Santa Fe Corp. Project), Series 1985,
 1.30% 2015/2/
State of Illinois, Joliet Regional Port Dist., Marine                                  2,200         2,200
 Terminal Rev. Ref. Bonds (Exxon Project), 1989 Series,
 1.35% 2024/2/
Jackson County, Mississippi, Pollution Control Ref. Rev.                               2,600         2,600
 Bonds (Chevron U.S.A. Inc. Project), Series 1992,
 1.25% 2023 /2/
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds                                 2,300         2,300
 (Chevron U.S.A. Inc. Project), Series 1993, 1.30% 2023 /2/
State of Kentucky, Asset/Liability Commission, General                                13,500        13,613
 Fund Tax and Rev. Anticipation Notes, 2001 Series A,
 4.00% 6/26/2002
King County, Washington, Unlimited Tax G.O. Ref. Bonds,                                3,000         3,032
 1993 Series C, 5.625% 6/1/2002
Hospital Auth. No.1 of Lancaster County, Nebraska,                                     1,100         1,100
 Variable Rate Health Facs. Rev. Bonds (Immanuel Health
 Systems-Williamsburg Project), Series 2000A,
 1.35% 2030 /2/
Lehigh County, Pennsylvania General Purpose Auth.                                      2,100         2,100
 (Saint Luke's Hospital of Bethlehem, PA Project),
 Hospital Rev. Bonds, Series of 2001, 1.30% 2031 /2/
County of Los Angeles, California, 2001-2002 Tax and                                   2,500         2,519
 Rev. G.O. Anticipation Notes, Series A, 3.75% 6/28/2002
Maryland Health and Higher Educational Facs. Auth.,                                    2,000         2,000
 Pooled Loan Program Rev. Bonds, Series 1994 D,
 1.15% 2029 /2/
State of New Jersey, G.O. Bonds, Series 2002 A1,                                       1,000         1,000
 1.20% 3/28/2002
State of New Mexico, 01-02 Tax and Rev. Anticipation Notes,                           11,000        11,097
 Series 2001, 4.00% 6/28/2002
North Carolina Capital Facs. Fin. Agcy., Student Housing                               2,000         2,000
 Facs. Rev. Bonds (Winston-Salem State University Housing
 Foundation, LLP Project), Series 2001, 1.20% 2031/2/
State of Ohio, Air Quality Dev. Auth., Pollution Control                               3,000         3,000
 Rev. Ref. Bonds (Ohio Edison Company Project),
 Series 2000-C, 1.35% 2023/2/
State of Ohio, Air Quality Dev. Auth., Pollution Control                               2,000         2,000
 Rev. Ref. Bonds, Series 2000-A (The Toledo Edison Co.
 Project), 1.35% 2024 /2/
City of Princeton, Indiana (PSI Energy, Inc. Project),                                 2,900         2,900
 Pollution Control Rev. Ref. Bonds, 1997 Series,
 1.30% 2022 /2/
State of Texas, Gulf Coast Waste Disposal Auth., Pollution                             4,600         4,600
 Control Rev. Ref. Bonds (Amoco Oil Company Project),
 Series 1992, 1.25% 2017/2/
State of Texas, Lower Neches Valley Auth., Industrial Dev.                             6,000         6,000
 Corp., Exempt Facs. Ref. Rev. Bonds (ExxonMobil Project),
 Series 2001, 1.25% 2031/2/
State of Texas, Tax and Rev. G.O. Anticipation Notes,                                 26,900        27,211
 Series 2001A, 3.75% 8/29/2002
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds                               4,700         4,700
 (Amoco Project), Series 1998, 1.25% 2026 /2/
Uinta County, Wyoming, Pollution Control Ref. Rev. Bonds                               2,700         2,700
 (Chevron U.S.A. Inc. Project), Series 1993, 1.25% 2020 /2/
City of Valdez, Alaska, Marine Terminal Ref. Rev. Bonds                               12,400        12,400
 (ExxonMobil Project), Series 2001, 1.25% 2031 /2/
State of Wyoming, General Fund Tax and Rev. Anticipation                              11,000        11,075
 Notes, Series 2001A, 3.50% 6/27/2002

                                                                                                   153,106


Total investment securities (cost: $2,366,663,000)                                               2,458,041
Excess of cash and receivables over payables                                                        16,782

Net assets                                                                                      $2,474,823

/1/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/2/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


See Notes to Financial Statements


Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

The Tax-Exempt Bond Fund of America
Financial statements

Statement of assets and liabilities                                                                       (unaudited)
at February 28, 2002
(dollars and shares in thousands,
 except per share amounts)


Assets:
 Investment securities at market
  (cost: $2,366,663)                                                                                       $2,458,041
 Cash                                                                                                             730
 Receivables for:
  Sales of fund's shares                                                          $17,530
  Interest                                                                         32,091                      49,621
 Other assets                                                                                                       5
                                                                                                            2,508,397
Liabilities -
 Payables for:
  Purchases of investments                                                         24,860
  Repurchases of fund's shares                                                      3,250
  Dividends on fund's shares                                                        3,574
  Investment advisory services                                                        643
  Services provided by affiliates                                                   1,165
  Deferred Directors' compensation                                                     63
  Other fees and expenses                                                              19                      33,574
Net assets at February 28, 2002                                                                            $2,474,823

Net assets consist of:
 Capital paid in on shares of capital stock                                                                $2,377,104
 Undistributed net investment income                                                                            1,357
 Undistributed net realized gain                                                                                4,984
 Net unrealized appreciation                                                                                   91,378
Net assets at February 28, 2002                                                                            $2,474,823

Total authorized capital stock -
 500,000 shares, $.001 par value:

                                                                                                                'Net
                                                                                  Shares                 asset value
                                                               Net assets     outstanding                per share/1/

Class A                                                        $2,367,549         193,726                      $12.22
Class B                                                            48,880           4,000                        12.22
Class C                                                            41,955           3,433                        12.22
Class F                                                            16,439           1,345                        12.22

/1/ Maximum offering price and redemption price per share are equal to the net asset value per share for all share classes except for Class A, for which the maximum offering price per share is $12.70.



Statement of operations
for the six months ended February 28, 2002
(dollars in thousands)
Investment income:                                                                                        (unaudited)
 Income-
  Interest                                                                                                    $62,901

 Fees and expenses:
  Investment advisory services                                                     $3,923
  Distribution services                                                             3,127
  Transfer agent services                                                             259
  Administrative services                                                              32
  Reports to shareholders                                                              53
  Registration statement and prospectus                                               130
  Postage, stationery and supplies                                                     21
  Directors' compensation                                                              13
  Auditing and legal                                                                   35
  Custodian                                                                            21
  State and local taxes                                                                 1                       7,615
 Net investment income                                                                                         55,286


Net realized gain and unrealized
 depreciation on investments:
 Net realized gain on investments                                                                               5,187
 Net unrealized depreciation on investments                                                                   (28,197)
 Net realized gain and unrealized
 depreciation on investments                                                                                  (23,010)
Net increase in net assets resulting
 from operations                                                                                              $32,276









Statement of changes in net assets
(dollars in thousands)

                                                                               Six months
                                                                                   ended                   Year ended
                                                                             February 28,                  August 31,
                                                                                    2002*                         2001
Operations:
 Net investment income                                                            $55,286                     $98,917
 Net realized gain on investments                                                   5,187                       9,185
 Net unrealized (depreciation) appreciation                                       (28,197)                     88,080
 on investments
  Net increase in net assets
   resulting from operations                                                       32,276                     196,182

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                            (54,998)                    (99,323)
  Distributions from net realized gain
   on investments                                                                  (6,121)                          -
    Total dividends and distributions paid
     to shareholders                                                              (61,119)                   (99,323)

Capital share transactions                                                        253,173                     319,616

Total increase in net assets                                                      224,330                     416,475

Net assets:
 Beginning of period                                                            2,250,493                   1,834,018
 End of period (including undistributed
  net investment income: $1,357 and $1,004,
  respectively)                                                                $2,474,823                  $2,250,493

*Unaudited

See Notes to Financial Statements

Notes to financial statements                       (Unaudited)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.
The fund offers four retail share classes, as described below:

SHARE          INITIAL SALES     CONTINGENT          CONVERSION FEATURE
CLASS          CHARGE            DEFERRED SALES
                                 CHARGE UPON
                                 REDEMPTION

 Class A       Up to 3.75%       None                None

Class B        None              Declines from       Class B converts
                                 5% to zero for      to Class A after
                                 redemptions         eight years
                                 within six
                                 years of
                                 purchase

Class C        None              1% for              Class C converts
                                 redemptions         to Class F after
                                 within one year     10 years
                                 of purchase

Class F        None              None                None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes may have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On September 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to comply with a recent change in accounting principles generally accepted in the United States of America. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the accompanying financial statements. Therefore, the undistributed net investment income amounts are primarily composed of these adjustments which were based on the fixed-income securities held by the fund on September 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle for financial accounting purposes will not affect the amount of distributions paid to shareholders.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as amortization of discounts and short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of February 28, 2002, the cost of investment securities for federal income tax purposes was $2,366,663,000.

During the six months ended February 28, 2002, the fund reclassified $493,000 from undistributed net investment income to additional paid-in capital to align book with tax reporting.

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

                                              (DOLLARS IN THOUSANDS)

Undistributed net investment income           $195

Accumulated short-term losses                 (135)

Undistributed long-term gains                 5,260

Unrealized appreciation                       114,820

Unrealized depreciation                       (23,442)


The tax character of distributions paid was as follows:
Six months ended February 28, 2002
(dollars in thousands)

                              DISTRIBUTIONS FROM ORDINARY INCOME              DISTRIBUTIONS    TOTAL
                                                                              FROM             DISTRIBUTIONS
                                                                              LONG-TERM        PAID
                                                                              CAPITAL GAINS

                              NET INVESTMENT         SHORT-TERM
                              INCOME                 CAPITAL GAINS

Class A                       $53,492                $1,666                   $4,256           $59,414

Class B                       717                    27                       68               812

Class C                       524                    20                       53               597

Class F                       265                    9                        22               96

Total                         $54,998                $1,722                   $4,399           $61,119


Year ended August 31, 2001
(dollars in thousands)

                         DISTRIBUTIONS FROM ORDINARY INCOME              DISTRIBUTIONS
                                                                         FROM
                                                                         LONG-TERM
                                                                         CAPITAL GAINS

                                                                                           TOTAL
                                                                                           DISTRIBUTIONS
                                                                                           PAID



                         NET INVESTMENT          SHORT-TERM
                         INCOME                  CAPITAL GAINS

Class A                  $98,662                 $-                      $-                $98,662

Class B                  489                     -                       -                 489

Class C /1/              104                     -                       -                 104

Class F /1/              68                      -                       -                 68

Total                    $99,323                 $-                      $-                $99,323


/1/ Class C and Class F shares were not offered before March 15, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of annual rates beginning with 0.30% per annum on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of annual rates beginning with 3.00% per annum on the first $3,333,333 of the fund's monthly gross investment income decreasing to 2.25% on such income in excess of $8,333,333. For the six months ended February 28, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.339% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class F shares. In some cases, the Board of Directors approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Directors has approved the following categories of distribution expenses:

CLASS A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. The class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of February 28, 2002, unreimbursed expenses which remain subject to reimbursement totaled $2,658,000.

CLASS B AND CLASS C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F - Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for this class.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder record keeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for Class C and Class F. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended February 28, 2002, are as follows (dollars in thousands):

FUND         DISTRIBUTION      TRANSFER AGENT       ADMINISTRATIVE SERVICES
SHARE        SERVICES          SERVICES
CLASSES

Class A      $2,801            $254                 Not applicable

Class B      179               5                    Not applicable

Class C      133               Not applicable       $21

Class F      14                Not applicable       11


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the fund were as follows:

Six months ended February 28, 2002
(dollars and shares in thousands)

              SALES                    REINVESTMENTS                REPURCHASES                 NET INCREASE
                                       OF DIVIDENDS AND
                                       DISTRIBUTIONS

              AMOUNT       SHARES      AMOUNT     SHARES       AMOUNT         SHARES       AMOUNT       SHARES

Class A       $323,017     26,446      $38,458    3,156        $(167,852)     (13,771)     $193,623     15,831

Class B       24,559       2,010       585        48           (1,951)        (160)        23,193       1,898

Class C       29,024       2,376       442        36           (2,321)        (191)        27,145       2,221

Class F       16,172       1,327       229        19           (7,189)        (592)        9,212        754



Total net     $392,772     32,159      $39,714    3,259        $(179,313)     (14,714)     $253,173     20,704
increase
(decrease)
in fund


Year ended August 31, 2001
(dollars and shares in thousands)

                                       REINVESTMENTS
                                       OF DIVIDENDS
                SALES                  AND DISTRIBUTIONS                REPURCHASES                NET INCREASE

                AMOUNT      SHARES     AMOUNT      SHARES       AMOUNT         SHARES      AMOUNT       SHARES

CLASS A         $550,783    45,771      $61,021     5,083        $(335,993)     (28,027     $275,811     22,827

CLASS B         23,399     1,942      340         28           (1,814)        (151)       21,925       1,819

CLASS C/*/      14,787      1,217      74          6            (136)          (11)        14,725       1,212

CLASS F/*/      15,575      1,286      51          4            (8,471)        (699)       7,155        591

TOTAL NET       $604,544    50,216     $61,486     5,121        $(346,414)     (28,888)    $319,616     26,449
 INCREASE (DECREASE) IN FUND

/*/ CLASS C AND CLASS F SHARES WERE NOT OFFERED BEFORE MARCH 15, 2001.

5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. Any costs incurred in connection with the disposition of such securities will be recorded in the fund on the date of disposition. As of February 28, 2002, the total value of restricted securities was $9,937,000 which represents 0.40% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $320,166,000 and $109,850,000, respectively, during the six months ended February 28, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February, the custodian fee of $21,000 includes $3,000 that was offset by this reduction rather than paid in cash.


Financial Highlights /1/


                                                                     Income from investment operations

                                                                                               Net (losses)
                                                           Net asset                               gains on
                                                               value,             Net      securities (both
                                                            beginning       investment         realized and
                                                            of period       income /3/       unrealized)/3/
Class A:
 Six months ended 2/28/2002 /2/                                $12.38             $.29               $(.13)
 Year ended 8/31/2001                                            11.81             .60                  .57
 Year ended 8/31/2000                                            11.86             .60                 (.01)
 Year ended 8/31/1999                                            12.60             .59                 (.55)
 Year ended 8/31/1998                                            12.27             .62                  .37
 Year ended 8/31/1997                                            11.86             .64                  .45
Class B:
 Six months ended 2/28/2002 /2/                                  12.38             .25                 (.13)
 Year ended 8/31/2001                                            11.81             .52                  .57
 Period from 3/15/2000 to 8/31/2000                              11.50             .21                  .34
Class C:
 Six months ended 2/28/2002 /2/                                  12.38             .24                 (.13)
 Period from 3/15/2001 to 8/31/2001                              12.10             .21                  .29
Class F:
 Six months ended 2/28/2002 /2/                                  12.38             .28                 (.13)
 Period from 3/15/2001 to 8/31/2001                              12.10             .24                  .29






                                                               Income
                                                                 from
                                                           investment        Dividends and Distributions
                                                           operations


                                                                             Dividends
                                                        Total from           (from net        Distributions
                                                        investment          investment        (from capital
                                                        operations             income)               gains)
Class A:
 Six months ended 2/28/2002 /2/                            $.16                 $(.29)               $(.03)
 Year ended 8/31/2001                                      1.17                   (.60)                   -
 Year ended 8/31/2000                                      .59                    (.60)                (.04)
 Year ended 8/31/1999                                      .04                    (.59)                (.19)
 Year ended 8/31/1998                                      .99                    (.62)                (.04)
 Year ended 8/31/1997                                      1.09                   (.64)                (.04)
Class B:
 Six months ended 2/28/2002 /2/                            .12                    (.25)                (.03)
 Year ended 8/31/2001                                      1.09                   (.52)                   -
 Period from 3/15/2000 to 8/31/2000                        .55                    (.24)                   -
Class C:
 Six months ended 2/28/2002 /2/                            .11                    (.24)                (.03)
 Period from 3/15/2001 to 8/31/2001                        .50                    (.22)                   -
Class F:
 Six months ended 2/28/2002 /2/                            .15                    (.28)                (.03)
 Period from 3/15/2001 to 8/31/2001                        .53                    (.25)                   -




                                                        Dividends and
                                                        distributions



                                                                            Net asset
                                                                Total       value, end               Total
                                                        distributions        of period            return/4/
Class A:
 Six months ended 2/28/2002 /2/                                $(.32)           $12.22                 1.34%
 Year ended 8/31/2001                                            (.60)           12.38                10.22
 Year ended 8/31/2000                                            (.64)           11.81                 5.27
 Year ended 8/31/1999                                            (.78)           11.86                  .23
 Year ended 8/31/1998                                            (.66)           12.60                 8.26
 Year ended 8/31/1997                                            (.68)           12.27                 9.39
Class B:
 Six months ended 2/28/2002 /2/                                  (.28)           12.22                  .96
 Year ended 8/31/2001                                            (.52)           12.38                 9.45
 Period from 3/15/2000 to 8/31/2000                              (.24)           11.81                 4.89
Class C:
 Six months ended 2/28/2002 /2/                                  (.27)           12.22                  .90
 Period from 3/15/2001 to 8/31/2001                              (.22)           12.38                 4.20
Class F:
 Six months ended 2/28/2002 /2/                                  (.31)           12.22                 1.26
 Period from 3/15/2001 to 8/31/2001                              (.25)           12.38                 4.45







                                                                             Ratio of             Ratio of
                                                          Net assets,         expenses           net income
                                                        end of period       to average           to average
                                                        (in millions)       net assets           net assets
Class A:
 Six months ended 2/28/2002 /2/                                $2,368          .64%/5/             4.80%/5/
 Year ended 8/31/2001                                            2,202             .66                 5.00
 Year ended 8/31/2000                                            1,831             .67                 5.22
 Year ended 8/31/1999                                            1,917             .65                 4.78
 Year ended 8/31/1998                                            1,795             .66                 4.98
 Year ended 8/31/1997                                            1,593             .68                 5.27
Class B:
 Six months ended 2/28/2002 /2/                                     49         1.38/5/              4.01/5/
 Year ended 8/31/2001                                               26            1.40                 4.06
 Period from 3/15/2000 to 8/31/2000                                  3             .64                 1.99
Class C:
 Six months ended 2/28/2002 /2/                                     42         1.52/5/              3.96/5/
 Period from 3/15/2001 to 8/31/2001                                 15             .73                 1.77
Class F:
 Six months ended 2/28/2002 /2/                                     16          .79/5/              4.67/5/
 Period from 3/15/2001 to 8/31/2001                                  7             .40                 2.11



Supplemental data - all classes


                                                           Six months             Year                 Year
                                                                ended            ended                ended
                                                         February 28,       August 31,           August 31,
                                                                  2002             2001                 2000

Portfolio turnover rate                                             9%              21%                  29%






Supplemental data - all classes


                                                                 Year             Year                 Year
                                                                ended            ended                ended
                                                           August 31,       August 31,           August 31,
                                                                  1999             1998                 1997

Portfolio turnover rate                                            15%              23%                  14%




/1/ Based on operations for the period
 shown (unless otherwise noted) and,
 accordingly, may not be representative
 of a full year.
/2/ Unaudited.
/3/ Years ended 1999, 1998 and 1997 are
 based on shares outstanding on the last
 day of the year, all other periods are
 based on average shares outstanding.
/4/ Total returns exclude all sales
 charges, including contingent deferred
 sales charges.
/5/ Annualized.

American High-Income Municipal Bond Fund                                                        Unaudited
Investment Portfolio, January 31, 2002

Quality ratings*
[pie chart and table]
AAA 10.0%
AA 6.9%
A 8.1%
BBB 24.0%
BB 25.5%
B 17.9%
CCC or less 0.1%
Cash & equivalents 7.5%

*Bond ratings reflect those of a credit rating agency;
if ratings are not available, they are assigned by the fund's research analysts.
[end chart]

                                                                                    Principal      Market
                                                                                       Amount       Value
Fixed-Income Securities  -  92.46%                                                      (000)       (000)

Alabama  -  0.81%
Special Care Fac. Fncg. Auth. of the City of Huntsville -                            $   6,000   $   5,995
 Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove,
 Inc. Project), Series 2001, 8.125% 2031


Alaska  -  0.68%
Northern Tobacco Securitization Corp., Tobacco Settlement
 Asset-Backed Bonds:
 Series 2000, 6.20% 2022                                                                 2,000       2,097
 Series 2001, 5.375% 2021                                                                3,000       2,885


Arizona  -  0.53%
Industrial Dev. Auth. of the County of Navajo, Industrial                                4,100       3,927
 Dev. Rev. Bonds (Stone Container Corp. Project),
 Series 1997, AMT, 7.20% 2027

California  -  7.13%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.                                 4,000       4,017
 Rev. Bonds (USA Waste Services, Inc. Project),
 Series 1998A, AMT, 5.10% 2018 (Put 2008)
Rural Home Mortgage Fin. Auth., Single Family Mortgage                                     300         320
 Rev. Bonds (Mortgage-Backed Securities Program),
 1995 Series B, AMT, 7.75% 2026
Statewide Communities Dev. Auth., Apartment Dev. Rev.
 Ref. Bonds (Irvine Apartment Communities, LP):
 Series 1998A-1, AMT, 5.05% 2025 (Put 2008)                                              7,000       7,143
 Series 1998A-3, 5.10% 2025 (Put 2010)                                                   3,000       3,044
City of Antioch, Public Fncg. Auth., 1998 Reassessment                                   1,420       1,503
 Rev. Bonds, Subordinated Series B, 5.80% 2011
City of Chino Hills, Community Facs.:
 Dist. No. 9 (Rincon Village Area), Special Tax Bonds,                                   2,430       2,470
 Series 1998, 6.45% 2023
 Dist. No. 10 (Fairfield Ranch), Special Tax Bonds,                                      1,000       1,059
 6.95% 2030
County of El Dorado, Community Facs. Dist. No. 1992-1                                      995       1,021
 (El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Fontana, Community Facs. Dist. No. 12                                            1,000       1,054
 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine, Assessment Dist. No. 94-13 (Oak Creek),                                  1,000       1,012
 Limited Obligation Improvement Bonds, Group Two,
 5.875% 2017
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium
 of the Pacific Project), 1995 Series A:
 6.10% 2010 (Preref. 2005)                                                               1,000       1,118
 6.125% 2015 (Preref. 2005)                                                              2,500       2,797
 6.125% 2023 (Preref. 2005)                                                              1,500       1,678
 MBIA Insured, 6.125% 2015 (Preref. 2005)                                                1,000       1,119
 MBIA Insured, 6.125% 2023 (Preref. 2005)                                                2,500       2,797
City of Los Angeles, Multi-family Housing Rev. Bonds                                       500         525
 (GNMA Collateralized - Ridgecroft Apartments Project),
 Series 1997E, AMT, 6.00% 2017
County of Los Angeles, Capital Asset Leasing Corp.,                                        970       1,003
 Cert. of Part. (Marina del Rey), 1993 Series A, 6.25% 2003
Pleasanton Joint Powers Fncg. Auth., Subordinate                                           925         943
 Reassessment Rev. Bonds, 1993 Series B, 6.125% 2002
City of Poway, Community Facs. Dist. No. 88-1 (Parkway                                   2,800       3,024
 Business Centre), Special Tax Ref. Bonds, Series 1998,
 6.75% 2015
County of Sacramento, Laguna Creek Ranch/Elliott Ranch
 Community Facs. Dist. No. 1, Improvement Area No. 2
 Special Tax Ref. Bonds (Elliott Ranch):
 6.125% 2014                                                                               250         264
 6.30% 2021                                                                                500         519
County of San Diego, Reassessment Dist. No. 97-1
 (4-S Ranch), Limited Obligation Improvement Bonds:
 6.00% 2009                                                                                995       1,026
 6.25% 2012                                                                                995       1,026
Redev. Agcy. of the City and County of San Francisco,                                    1,000         834
 Residential Fac. Rev. Bonds (Coventry Park Project),
 Series 1996A, AMT, 8.50% 2026
Community Facs. Dist. No. 99-1 (Talega) of the Santa                                     2,390       2,494
 Margarita Water Dist., Series 1999 Special Tax Bonds,
 6.10% 2014
South Tahoe Joint Powers Fncg. Auth. (South Tahoe Redev.
 Project Area No. 1):
 Ref. Rev. Bonds, Series 1995B, 6.25% 2020                                               1,000       1,029
 Subordinate Bond Anticipation Notes:
  Series 1999A, 7.30% 2007                                                               5,500       5,725
  Series 1999B, 7.30% 2007                                                               1,000       1,041
Community Facs. Dist. No. 88-12 of the City of Temecula                                    940         954
 (Ynez Corridor), Special Tax Ref. Bonds, 1998 Series A,
 5.35% 2009


Colorado  -  4.81%
Housing and Fin. Auth., Single Family Program Senior
 Bonds, AMT:
 1995 Series A, 8.00% 2025                                                                 390         411
 1995 Series B-1, 7.90% 2025                                                               295         312
 1997 Series B-2, 7.00% 2026                                                               590         617
City and County of Denver, Airport System Rev. Bonds,                                      885         927
 Series 1992C, AMT, 6.75% 2013
EagleBend Affordable Housing Corp., Multi-family Housing
 Project Rev. Ref. Bonds, Series 1997A:
 6.20% 2012                                                                              1,000         998
 6.45% 2021                                                                              2,000       1,959
EagleBend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds, Series 1998A:
 6.53% 2024                                                                              1,665       1,625
 6.53% 2029                                                                              1,320       1,278
 6.63% 2039                                                                              2,950       2,838
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds,                             3,500       3,633
 Series 1999, 6.70% 2019
E-470 Public Highway Auth. Senior Rev. Bonds (Capital                                    7,500         682
 Appreciation Bonds), Series 2000B, 0% 2034
Lincoln Park Metropolitan Dist. (Douglas County), G.O.                                   3,000       3,017
 Limited Tax Ref. and Improvement Bond, Series 2001,
 7.75% 2026
North Range Metropolitan Dist. No.1 (City of Commerce City),                             1,000         974
 Adams County, Limited Tax G.O. Bonds, Series 2001,
 7.25% 2031
Northwest Parkway Public Highway Auth., Rev. Bonds,                                      4,500       4,591
 Series 2001D, 7.125% 2041
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree),                              7,660       7,498
 Rev. Bonds (Rampart Range Metropolitan Dist. No. 2
 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County), Limited                                    4,110       4,097
 Tax G.O. Bonds, Series 2001, 7.50% 2031


Connecticut  -  2.70%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The
 Connecticut Light and Power Co. Project):
 Series 1993A, 5.85% 2028                                                                1,375       1,401
 Series 1993B, AMT, 5.95% 2028                                                           1,500       1,520
Health and Educational Fac. Auth., Rev. Bonds, University                                1,000       1,025
 of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds:  /1/
 1996 Series A:
  6.375% 2004 (Escrowed to Maturity)                                                       500         550
  6.40% 2011 (Preref. 2007)                                                              3,470       4,008
  6.40% 2011                                                                             3,025       3,206
 1997 Series B:
  5.60% 2009                                                                             1,000       1,025
  5.75% 2018                                                                             3,000       2,940
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution
 Payment, Public Improvement Bonds, Series 2001:
 6.00% 2016                                                                              1,200       1,192
 6.25% 2021                                                                              1,000       1,001
 6.25% 2031                                                                              2,000       2,001


Delaware  -  0.14%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula
 United Methodist Homes, Inc. Issue), Series 1997A:
 6.00% 2008                                                                                500         513
 6.10% 2010                                                                                500         509


District of Columbia  -  0.91%
Hospital Rev. Ref. Bonds (Washington Hospital Center Issue),                               880         923
 Series 1992A, 7.00% 2005 (Preref. 2002)
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
(Georgetown University Hospital and Washington Hospital
 Center Projects):
 Series 2001A, 6.40% 2031 (Put 2004)                                                     1,000       1,025
 Series 2001B, 6.625% 2031 (Put 2005)                                                    1,000       1,042
 Series 2001C, 6.80% 2031 (Put 2006)                                                     1,500       1,588
 Series 2001D, 6.875% 2031 (Put 2007)                                                    2,000       2,135


Florida  -  10.97%
Arbor Greene Community Dev. Dist. (City of Tampa,                                          705         715
 Hillsborough County), Special Assessment Rev. Bonds,
 Series 2000, 6.50% 2007
Championsgate Community Dev. Dist., Capital Improvement Rev.                             2,850       2,624
 Bonds, Series 1998A, 6.25% 2020
The Crossings at Fleming Island Community Dev. Dist.
 (Clay County):
 Special Assessment Bonds, Series 1995, 8.25% 2016                                       4,500       5,244
 (Preref. 2005)
 Special Assessment Ref. Bonds, Series 2000C, 7.10% 2030                                 5,000       5,253
Fleming Island Plantation Community Dev. Dist. (Clay County),                            1,000       1,060
 Series 2000B, 7.375% 2031
The Groves Community Dev. Dist. (Pasco County), Special                                  3,450       3,470
 Assessment Rev. Bonds, Series 2000B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough County),                                   4,000       3,963
 Capital Improvement Rev. Bonds, Series 2001B, 6.35% 2010
Heritage Isles Community Dev. Dist. (Hillsborough County),                               1,415       1,404
 Special Assessment Rev. Bonds, Series 1998A, 5.75% 2005
Heritage Palms Community Dev. Dist. (Fort Myers), Capital
 Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                                   960         955
 Series 1999, 6.25% 2004                                                                 1,405       1,412
Heritage Pines Community Dev. Dist. (Pasco County), Capital                                775         764
 Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                                      425         427
 Capital Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk
 County), Capital Improvement Rev. Bonds:
 Series 2001A, 7.40% 2032                                                                1,000       1,009
 Series 2001B, 6.40% 2011                                                                1,000         997
Lake Powell Residential Golf Community Dev. Dist. (Bay                                   7,000       7,014
 County), Special Assessment Rev. Bonds, Series 2000B,
 7.00% 2010
Lakewood Ranch Community Dev. Dist. 5 (Manatee County),
 Special Assessment Rev. Bonds:
 Series 2001A, 6.70% 2031                                                                  935         920
 Series 2001B, 6.00% 2011                                                                1,980       1,942
Lee County Industrial Dev. Auth., Healthcare Facs. Rev.
 Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida, Inc.                                  2,500       2,287
 Project), 6.25% 2017
 Series 1999A (Shell Point/Alliance Obligated Group, Shell
 Point Village Project):
  5.25% 2007                                                                             1,000       1,006
  5.50% 2009                                                                             1,000       1,001
  5.75% 2011                                                                               500         502
  5.75% 2013                                                                             1,410       1,396
  5.75% 2015                                                                               500         486
  5.50% 2021                                                                             3,800       3,443
Marshall Creek Community Dev. Dist., Special Assessment                                  3,020       3,136
 Bonds, Series 2000A, 7.65% 2032
Meadow Pointe II, Community Dev. Dist. (Pasco County),                                   2,030       2,020
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Meadow Pointe III, Community Dev. Dist. (Pasco County),                                  2,265       2,201
 Capital Improvement Rev. Bonds, Series 2001A, 6.85% 2033
Northern Palm Beach County Improvement Dist., Water Control
 and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                               790         854
  7.30% 2027                                                                             1,500       1,596
 Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                              945         957
North Springs Improvement Dist. Special Assessment Bonds,
 Parkland Isles Project:
 Series 1997A, 7.00% 2019                                                                1,000       1,044
 Series 1997B, 6.25% 2005                                                                  110         110
Ocean Highway and Port Auth., Solid Waste/Pollution Control                              1,305       1,276
 Rev. Ref. Bonds, Series 1996 (Jefferson Smurfit Corp.
 (U.S.) Project), 6.50% 2006
City of Orlando, Special Assessment Rev. Bonds (Conroy Road                              3,250       3,157
 Interchange Project), Series 1998A, 5.80% 2026
River Ridge Community Dev. Dist. (Lee County), Capital                                   1,585       1,565
 Improvement Rev. Bonds, Series 1998, 5.75% 2008
Stoneybrook West Community Dev. Dist. (City of Winter Garden,                            1,295       1,309
 Orange County), Special Assessment Rev. Bonds, Series 2000B,
 6.45% 2010
University Place Community Dev. Dist. (Manatee County),                                  2,535       2,532
 Series 2001B, 6.10% 2007
Urban Orlando Community Dev. Dist. (City of Orlando),
 Capital Improvement Rev. Bonds, Series 2001A:
 6.40% 2010                                                                              4,780       4,763
 6.95% 2033                                                                              3,500       3,453
Waterlefe Community Dev. Dist. (Manatee County), Capital                                 1,555       1,550
 Improvement Rev. Bonds, Series 2001B, 6.25% 2010


Georgia  -  0.80%
City of Atlanta, Tax Allocation Bonds (Atlantic Station
 Project), Series 2001:
 7.75% 2014                                                                              1,000         976
 7.90% 2024                                                                              5,000       4,888


Idaho  -  1.57%
Housing and Fin. Association, AMT:
 Single Family Mortgage Bonds:
  1998 Series B-2, 5.20% 2011                                                              765         782
  1999 Series B-2, 5.00% 2013                                                              880         884
  1999 Series D-3, 5.15% 2013                                                              920         911
  1999 Series G-2, 5.75% 2014                                                              465         478
  2001 Series B-III, 5.75% 2020                                                          2,760       2,809
  2001 Series F, 5.30% 2021                                                              1,865       1,822
 Single Family Mortgage Subordinate Bonds:
  1997 Series H-2, 5.40% 2010                                                            1,140       1,181
  1997 Series I-2, 5.55% 2010                                                              720         753
 Single Family Programs Disclosure Report, 1978 Series A,                                2,000       1,977
 5.40% 2021


Illinois  -  6.19%
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST,                             1,500       1,566
 Series of September 2001, 5.375% 2016
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste                                  3,035       2,967
 Management, Inc. Project), Series 1997, AMT, 5.05% 2010
Health Facs. Auth.:
 Rev. Bonds:
  Alexian Brothers Health System, Series 1999, FSA Insured,                              1,000         969
 5.125% 2028
  Centegra Health System, Series 1998:
   5.50% 2008                                                                            1,000       1,040
   5.25% 2014                                                                            1,500       1,467
  Edward Hospital Obligated Group, Series 2001A, FSA Insured,                            1,500       1,551
 5.50% 2017
  Fairview Obligated Group Project, 1992 Series A,                                       2,675       2,831
 9.50% 2022 (Preref. 2002)
  Friendship Village of Schaumburg, Series 1997A, 5.25% 2018                             2,000       1,674
  Lutheran Senior Ministries Obligated Group - Lutheran                                  3,000       3,013
 Hillside Village Project, Series 2001A, 7.375% 2031
  OSF Healthcare System, Series 1999, 6.25% 2019                                         1,500       1,564
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997A:
   5.70% 2011                                                                              500         529
   5.80% 2016                                                                            2,000       2,066
  Edward Hospital Project, Series 1993A, 6.00% 2019                                      1,000       1,011
  Fairview Obligated Group Project, 1995 Series A:
   6.25% 2003                                                                            1,245       1,271
   7.40% 2023                                                                            3,130       3,136
City of Chicago:
 G.O. Bonds (Emergency Telephone System), Ref. Series 1999,                              1,000       1,033
 FGIC Insured, 5.25% 2020
 Chicago O'Hare International Airport:
  Second Lien Passenger Fac. Charge Rev. Bonds, Series 2001C,                            4,030       4,175
 AMBAC Insured, AMT, 5.50% 2015
  Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.                                  7,875       4,383
 Project), Series 1999B, AMT, 5.20% 2011
 Midway Airport Rev. Bonds, Series 2001A, FSA Insured, AMT,                              2,000       2,072
 5.50% 2015
 School Reform Board of Trustees of the Board of Education                               1,000         995
 of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated
 Tax Rev.), Series 1997A, AMBAC Insured, 5.25% 2030
Village of Montgomery, Kane and Kendall Counties, Special                                4,000       4,158
 Assessment Improvement Bonds (Lakewood Creek Project),
 Series 2001, 7.75% 2030
Village of Robbins, Cook County, Resource Recovery Rev.
 Bonds (Robbins Resource Recovery Partners, L.P. Projects),
 AMT:
 Series 1999A, 8.375% 2016 /2/                                                           3,950          35
 Series 1999B, 8.375% 2016 /2/                                                           1,545          14
 Series 1999C, 7.25% 2009                                                                  521         297
 Series 1999C, 7.25% 2024                                                                2,650       1,378
 Series 1999D, 0% 2009                                                                   1,230         406


Indiana  -  0.45%
Dev. Fin. Auth. Rev. Ref. Bonds, Exempt Fac.-Inland Steel,                               1,000         168
 5.75% 2011
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity                                    2,805       2,825
 Obligated Group), Series 1999D, 5.25% 2016
City of East Chicago, Pollution Control Rev. Ref. Bonds,                                 2,000         335
 Inland Steel Co. Project No. 11, Series 1994, 7.125% 2007


Iowa  -  0.70%
Fin. Auth., Ref. Rev. Bonds (Trinity Health Credit Group),                               2,000       2,125
 Series 2000B, AMBAC Insured, 6.00% 2027
Tobacco Settlement Auth., Asset-Backed Bonds, Series 2001B:
 5.50% 2011                                                                              1,000       1,036
 5.50% 2014                                                                              2,000       1,999


Kentucky  -  1.76%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),
 Series 2000, MBIA Insured:
  6.50% 2020                                                                             2,000       2,047
  6.625% 2028                                                                            1,000       1,027
 Hospital System Ref. and Improvement Rev. Bonds, Series 1997
 (Appalachian Regional Healthcare, Inc. Project):
  5.60% 2008                                                                             1,000         916
  5.80% 2012                                                                             1,000         869
  5.85% 2017                                                                             7,000       5,799
City of Ashland, Sewage and Solid Waste Rev. Bonds, Series                               2,200       2,322
 1995 (Ashland Inc. Project), AMT, 7.125% 2022


Louisiana  -  2.51%
Health Education Auth., Rev. Ref. Bonds (Lambeth House
 Project):
 Series 1996, 9.00% 2026 (Preref. 2006)                                                  1,850       2,327
 Series 1998A, 6.20% 2028                                                                5,000       4,297
Parish of Morehouse, Pollution Control Rev. Ref. Bonds,                                  1,000       1,002
 2001 Series A, 5.25% 2013
Parish of West Feliciana:
 Pollution Control Rev. Bonds (Gulf States Utilities Co.                                 1,500       1,556
 Project), Series 1984-II, 7.70% 2014
 Pollution Control Rev. Ref. Bonds (Entergy Gulf States, Inc.                            2,500       2,580
 Project), Series 1999A, 5.65% 2028 (Put 2004)
Tobacco Settlement Auth., Asset-Backed Bonds, Series                                     7,000       6,723
 2001B, 5.50% 2030


Maine  -  0.41%
Health and Higher Educational Facs. Auth., Rev. Bonds,
 Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                              1,000       1,025
 7.55% 2029                                                                              2,000       2,029


Maryland  -  1.19%
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf                                  1,000       1,002
 Course System), Series 2001, 8.25% 2028
Anne Arundel County, Special Obligation Bonds (Arundel Mills                             1,000       1,065
 Project), Series 1999, 7.10% 2029
Frederick County, Special Obligation Bonds (Urbana Community                             3,000       3,044
 Dev. Auth.), Series 1998, 6.625% 2025
Housing Opportunities Commission of Montgomery County,
 Multi-family Rev. Bonds (Strathmore Court at White Flint),
 1994 Issue A-2:
 7.50% 2024                                                                              1,000       1,042
 7.50% 2027                                                                                950         989
Housing Auth. of Prince George's County, Mortgage Rev. Bonds,                            1,000       1,022
 Series 1997A (GNMA Collateralized - Langley Gardens
 Apartments Project), 5.75% 2029
Prince George's County (Dimensions Health Corp. Issue),                                  1,250         638
 Project and Ref. Rev. Bonds, Series 1994, 5.375% 2014


Massachusetts  -  2.65%
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                              5,000       5,403
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste                                     1,000       1,099
 Management, Inc. Project), Series 1999B, AMT, 6.90% 2029
 (Put 2009)
Health and Educational Facs. Auth., Rev. Bonds, Partners                                 1,000       1,070
 HealthCare System Issue, Series C, 6.00% 2015
Industrial Fin. Agcy.:
 Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project),                            6,300       5,333
 Series 1998A, AMT, 5.30% 2009
 Rev. Bonds, Edgewood Retirement Community Project, Series                               5,400       6,642
 1995A, 9.00% 2025 (Preref. 2005)


Michigan  -  6.48%
State Cert. of Part. (New Center Development Inc.), MBIA                                 2,380       2,476
 Insured, 5.375% 2016
Hospital Fin. Auth.:
 Hospital Rev. Bonds (The Detroit Medical Center Obligated
 Group), Series 1998A:
  5.125% 2018                                                                            1,550       1,285
  5.25% 2028                                                                               500         397
 Hospital Rev. and Ref. Bonds (Henry Ford Health System),                                1,000         956
 Series 1995A, 5.25% 2025
 Hospital Rev .Ref. Bonds:
  Genesys Health System Obligated Group, Series 1995A:
   8.00% 2005 (Escrowed to Maturity)                                                     2,000       2,346
   8.10% 2013 (Preref. 2005)                                                             1,100       1,314
   7.50% 2027 (Preref. 2005)                                                             2,265       2,618
  Hackley Hospital Obligated Group, Series 1998A, 5.30% 2013                             1,000         960
  Pontiac Osteopathic, Series 1994A:
   5.375% 2006                                                                           2,550       2,527
   6.00% 2014                                                                            2,500       2,409
   6.00% 2024                                                                            1,000         900
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                             1,000       1,002
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, 2001                              2,110       2,126
 Series A, AMT, MBIA Insured, 5.30% 2016
Municipal Bond Auth., Public School Academy Facs. Program
 Rev. Bonds (Detroit Academy of Arts and Sciences Project),
 Series 2001A:
 7.90% 2021                                                                              3,400       3,543
 8.00% 2031                                                                              2,300       2,404
Strategic Fund Limited Obligation Rev. Bonds (United Waste                               4,250       4,180
 Systems, Inc. Project), Series 1995, 5.20% 2010
City of Detroit Limited Tax G.O. Bonds, Series 1995A,                                    1,145       1,263
 6.40% 2005
City of Flint, Hospital Building Auth. (Hurley Medical
 Center):
 Rev. Ref. Bonds, Series 1998A:
  5.00% 2008                                                                             2,030       2,007
  5.25% 2016                                                                             3,035       2,789
 Rev. Rental Bonds, Series 1998B:
  5.375% 2018                                                                            1,000         913
  5.375% 2028                                                                            3,250       2,832
The Econ. Dev. Corp. of the County of Midland, Subordinate                               6,305       6,542
 Pollution Control Limited Obligation Rev. Ref. Bonds
 (Midland Cogeneration Project), Series A, AMT, 6.875% 2009


Minnesota  -  1.25%
Minneapolis-St. Paul Metropolitan Airports Commission,                                   2,000       1,595
 Special Facs. Rev. Bonds (Northwest Airlines, Inc. Project),
 Series 2001A, AMT, 7.00% 2025
Port Auth. of the City of Saint Paul, Hotel Fac. Rev. Bonds                              8,000       7,629
 (Radisson Kellogg Project), Series 1999-2, 7.375% 2029


Mississippi  -  0.15%
G.O. Ref. Bonds, Series 2002A, 5.50% 2018                                                1,000       1,076


Nebraska  -  0.40%
City of Kearney, Industrial Dev. Rev. Bonds (The Great
 Platte River Road Memorial Foundation Project),
 Series 1998:
 6.75% 2023                                                                             12,890       1,521
 6.75% 2028                                                                             12,200       1,440


Nevada  -  3.78%
Housing Division, Single Family Mortgage Bonds:
 1999 Series B-1, 4.95% 2012                                                               535         535
 1999 Series D-2, AMT, 5.90% 2013                                                        1,280       1,356
Clark County:
 Special Improvement Dist. No. 121 (Southern Highlands Area),
 Local Improvement Bonds, Series 1999:
  7.00% 2009                                                                             2,500       2,639
  7.50% 2019                                                                             9,040       9,570
 Special Improvement Dist. No. 132 (Summerlin South Area
 (Villages 15A and 18)), Local Improvement Bonds, Series 2001:
  6.125% 2011                                                                            1,040       1,048
  6.40% 2014                                                                             1,255       1,262
  6.50% 2015                                                                             1,000       1,009
  6.875% 2021                                                                            2,550       2,586
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West), 1998                                 2,000       1,778
 Series A, 5.375% 2026
 Local Improvement Dist. No. T-4C (Green Valley Properties),
 Limited Obligation Ref. Bonds, 1999 Series A:
  5.75% 2013                                                                             1,705       1,660
  5.90% 2018                                                                             1,000         965
City of Las Vegas, Special Improvement Dist. No. 808
 (Summerlin Area), Local Improvement Bonds, Series 2001:
 6.40% 2015                                                                              1,395       1,409
 6.75% 2021                                                                              2,000       2,026


New Hampshire  -  0.49%
Business Fin. Auth., Pollution Control Ref. Rev. Bonds                                   2,000       2,004
 (Public Service Co. of New Hampshire Project - 1992
 Tax-Exempt Series D), AMT, 6.00% 2021
Health and Education Facs. Auth., Exeter Hospital Obligated                              1,000         992
 Group Issue, Series 2001A, 5.75% 2031
Housing Fin. Auth., Single Family Mortgage Acquisition Rev.                                590         616
 Bonds, 1997 Series D, AMT, 5.60% 2012


New Jersey  -  4.17%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation                                   4,750       4,989
 Improvement Dist. Project (City of Elizabeth), Series 1998A,
 6.375% 2031
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project, Series 1995A, 9.25% 2025                                   2,000       2,377
 (Preref. 2005)
  Winchester Gardens at Ward Homestead Project, Series 1996A:
   8.50% 2016                                                                            1,000       1,071
   8.625% 2025                                                                           3,000       3,204
 First Mortgage Rev. Bonds (Fellowship Village Project),
 Series 1998C:
  5.50% 2018                                                                             1,000         947
  5.50% 2028                                                                             1,500       1,365
 First Mortgage Rev. Ref. Bonds (Fellowship Village Project):
  Series 1998A:
   5.10% 2008                                                                            1,250       1,248
   5.20% 2009                                                                            1,000         992
   5.30% 2010                                                                            1,000         989
   Tax-Exempt Term Bonds:
    5.50% 2018                                                                           1,000         947
    5.50% 2025                                                                           1,000         915
 Retirement Community Rev. Bonds:
  Cedar Crest Village, Inc. Fac., Series A, 7.25% 2031                                   2,250       2,193
  Seabrook Village, Inc. Fac., Series 2000A, 8.25% 2030                                  9,000       9,486


New Mexico  -  1.05%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa
 Improvement Dist.):
 Airport Road Business Center, Phase III, Series 2001A,                                  2,215       2,196
 8.375% 2021
 Border Industrial Park, Phase I & II, Series 2001B,                                     5,560       5,514
 8.875% 2021


New York  -  4.07%
Dormitory Auth.:
 Cert. of Part., City University of New York (John Jay                                   1,475       1,636
 College of Criminal Justice Project Ref.), 6.00% 2006
 Mental Health Services Fac. Improvement Rev. Bonds,                                     1,930       2,034
 Series 1998C, 5.00% 2010
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City), 1996 Series A Ref.,                            1,000       1,100
 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds, 1997 Series C,                               800         849
 5.10% 2009
City of New York, G.O. Bonds:
 Fiscal 2001 Series F:
  5.00% 2008                                                                             2,000       2,097
  5.00% 2009                                                                             2,510       2,605
 Fiscal 2002 Series B, 5.50% 2012                                                        3,000       3,183
New York City Industrial Dev. Agcy., AMT:
 Industrial Dev. Rev. Bonds (Brooklyn Navy Yard Cogeneration                             2,000       2,081
 Partners, L.P. Project), Series 1997, 6.20% 2022
 Solid Waste Disposal Rev. Bonds (1995 Visy Paper (NY), Inc.                             2,000       2,034
 Project), 7.55% 2005
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal
 Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project),
 Series 1998, AMT:
 6.80% 2014                                                                              1,500       1,546
 7.00% 2030                                                                              3,000       3,117
Port Auth. of New York and New Jersey, Special Project Bonds,
 Series 4, AMT, KIAC Partners Project:
 7.00% 2007                                                                              1,500       1,572
 6.75% 2011                                                                              4,000       4,159
Suffolk County Industrial Dev. Agcy., Continuing Care                                    2,000       2,007
 Retirement Community Rev. Bonds (Peconic Landing at
 Southhold, Inc. Project), Series 2000, 8.00% 2030


North Carolina  -  2.05%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  7.25% 2007                                                                             1,500       1,678
  7.00% 2008                                                                             1,000       1,117
  6.125% 2009                                                                            3,950       4,224
  6.00% 2026                                                                             1,000       1,009
 Ref. Series 1999A, 5.20% 2010                                                           2,000       2,018
 Ref. Series 1999B:
  5.55% 2014                                                                             1,000       1,002
  5.70% 2017                                                                             2,000       1,990
 Series 1999D, 6.75% 2026                                                                1,000       1,056
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds,                             1,000       1,048
 Series 1999B, 6.50% 2020


North Dakota  -  0.12%
Housing Fin. Agcy., Rev. Bonds, 1998 Series A, AMT,                                        875         871
 5.25% 2018


Ohio  -  1.58%
The Student Loan Funding Corp., Cincinnati, Student Loan                                   145         145
 Rev. Ref. Bonds, Series 1991A, AMT, 7.20% 2003
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay                                   4,000       3,664
 Shore Power Project), Series 1998A, AMT, 5.875% 2020
City of Cleveland, Airport Special Rev. Bonds (Continental
 Airlines, Inc. Project), AMT:
 Series 1998, 5.375% 2027                                                                2,750       1,799
 Series 1999, 5.70% 2019                                                                 1,500       1,088
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering
 Medical Center Network Obligated Group), Series 1999:
 6.75% 2018                                                                              1,000       1,049
 6.75% 2022                                                                              1,000       1,046
County of Richland, Hospital Facs. Rev. Improvement Bonds
 (MedCentral Health System Obligated Group), Series 2000B:
 6.375% 2022                                                                             1,000       1,043
 6.375% 2030                                                                             1,750       1,811


Oklahoma  -  1.85%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds
 (Langston Community Dev. Corp. Project), Series 2000A:
 7.40% 2017                                                                              2,710       2,622
 7.75% 2030                                                                              6,050       5,904
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds,                               6,000       5,121
 Ref. Series 2001B, AMT, 5.65% 2035 (Put 2008)


Oregon  -  1.68%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath
 Cogeneration Project), Series 1999:
 5.75% 2013                                                                              2,000       2,059
 5.875% 2016                                                                             3,500       3,542
 6.00% 2025                                                                              6,750       6,782


Pennsylvania  -  3.09%
Housing Fin. Agcy., Rev. Bonds, Single Housing Family                                    1,400       1,448
 Mortgage, Series 1997-58A, AMT, 5.85% 2017
Allegheny County Hospital Dev. Auth., Health System Rev.                                 2,000       2,110
 Bonds (West Penn Allegheny Health System), Series 2000B,
 9.25% 2030
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace                               1,000       1,064
 Obligated Group), ACA Insured, 5.70% 2009
Hospitals and Higher Education Facs. Auth. of Philadelphia:
 Frankford Hospital, Series A, 6.00% 2014 (Escrowed to                                     500         536
 Maturity)
 Hospital Rev. Bonds (Temple University Hospital), Series of                             1,000       1,001
 1997, 5.70% 2009
Philadelphia Auth. for Industrial Dev., Rev. Bonds
 (Cathedral Village Project), Series of 1998:
 5.30% 2007                                                                              1,145       1,137
 5.50% 2010                                                                              1,000         971
Scranton-Lackawanna Health and Welfare Auth., City of
 Scranton, Lackawanna County, Hospital Rev. Bonds (Moses
 Taylor Hospital Project), Series 1997:
 5.75% 2006                                                                              1,585       1,525
 5.80% 2007                                                                              1,680       1,599
 5.90% 2008                                                                              1,730       1,628
 6.00% 2009                                                                                940         877
 6.10% 2011                                                                              2,005       1,832
 6.20% 2017                                                                              1,000         851
Westmoreland County:
 Health Care Fac. Rev. Bonds (Redstone Presbyterian                                      4,000       4,190
 SeniorCare Obligated Group), Fixed Rate Rev. Bonds,
 Series 2000B, 8.125% 2030
 Indust. Dev. Auth., Variable Rate Rev. Bonds (National Waste                            2,000       1,970
 and Energy Corp.; Valley Landfill Expansion Project),
 Series 1993, AMT, 5.10% 2018 (Put 2009)


Rhode Island  -  0.28%
Housing and Mortgage Fin. Corp., Homeownership Opportunity                               2,000       2,034
 Bonds, Series 9-B-1, AMT, 5.55% 2013


South Carolina  -  1.72%
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                                     6,000       5,630
 1999A Ref. Series, 5.25% 2015
Tobacco Settlement Rev. Management Auth., Tobacco Settlement                             4,500       4,591
 Asset-Backed Bonds, Series 2001B, 6.00% 2022
York County, Pollution Control Facs. Rev. Bonds (Bowater                                 2,300       2,441
 Inc. Project), Series 1990, AMT, 7.625% 2006


Tennessee  -  0.13%
Health and Educational Facs. Board of the Metropolitan                                   1,160         986
 Government of Nashville and Davidson County, Rev. Ref.
 Bonds, Series 1998, 5.65% 2024


Texas  -  5.95%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds                                   1,500       1,355
 (American Airlines, Inc. Project), Series 1990, AMT,
 7.00% 2011
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev.                                1,000         911
 Bonds (Buckner Retirement Services, Inc. Obligated Group
 Project), Series 1998, 5.25% 2028
Brazos River Auth.:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas                                 2,000       2,004
 Utilities Electric Co. Project), Series 1995B, AMT,
 5.05% 2030 (Put 2006)
 Pollution Control Rev. Ref. Bonds (TXU Electric Company                                 9,375       9,326
 Project), Series 2001B, AMT, 5.75% 2036 (Put 2011)
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref.                               5,250       5,264
 Bonds (Valero Refining and Marketing Co. Project),
 Series 1997D, AMT, 5.125% 2009
Cities of Dallas and Fort Worth, Dallas/Fort Worth
 International Airport, Joint Rev. Improvement and Ref.
 Bonds, Series 2001A, AMT, FGIC Insured:
 5.625% 2011                                                                             2,000       2,128
 5.75% 2015                                                                              1,185       1,244
Donna Independent School Dist. (Hidalgo County), Unlimited                               1,000       1,008
 Tax School Building Bonds, Series 1998, 5.20% 2018
Fort Worth International Airport Fac. Improvement Corp.,                                 3,000       2,689
 American Airlines, Inc., Rev. Ref. Bonds, Series 2000C,
 AMT, American Airlines Insured, 6.15% 2029 (Put 2007)
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds (Memorial Hermann Healthcare System),                               4,100       4,270
 Series 2001A, 6.375% 2029
 Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001A:
  5.625% 2014                                                                            1,500       1,561
  5.50% 2020                                                                             2,850       2,855
Hidalgo County Health Services Corp., Hospital Rev. Bonds
 (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                              2,365       2,423
 6.75% 2016                                                                              1,000         956
City of Houston, Airport System Subordinate Lien, Rev. Ref.                              2,855       2,942
 Bonds, Series 2001A, AMT, FGIC Insured, 5.50% 2015
San Antonio Independent School Dist., Unlimited Tax Ref.                                 1,500       1,594
 Bonds, Series 2001B, 5.375% 2013
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                                    1,390       1,357
 6.125% 2023


Utah  -  1.35%
Housing Corp., Single Family Mortgage Bonds, AMT:
 2001 Series E, 5.20% 2018                                                              2,500       2,472
 2001 Series F, 4.95% 2018                                                               2,000       1,951
 2002 Series B, 5.30% 2018                                                               1,000         993
Housing Fin. Agcy., Single Family Mortgage Bonds, AMT:
 1997 Series G-2, Class III, 5.60% 2010                                                    730         763
 1998 Series G-2, Class III, 4.90% 2012                                                    795         813
 1999 Series B-2, Class III, 5.10% 2012                                                    935         960
 1999 Series C-3, Class III, 5.60% 2013                                                  1,235       1,294
 Federally Insured or Guaranteed Mortgage Loans, 1999                                      655         686
 Issue D, AMT, 5.60% 2013


Virginia  -  2.03%
Dulles Town Center Community Dev. Auth. (Loudoun County),                                4,000       3,915
 Special Assessment Bonds (Dulles Town Center Project),
 Series 1998, 6.25% 2026
Fairfax County Econ. Dev. Auth., Retirement Community Rev.
 Bonds (Greenspring Village, Inc. Fac.), Series 1999A:
 6.75% 2012                                                                              1,500       1,575
 7.50% 2029                                                                              4,000       4,181
Gateway Community Dev. Auth. (Prince William County),                                    2,000       1,969
 Special Assessment Bonds, Series 1999, 6.25% 2026
Industrial Dev. Auth. of Henrico County, Solid Waste Disposal                              500         476
 Rev. Bonds (Browning-Ferris Industries of South Atlantic,
 Inc. Project), Series 1995, AMT, 5.30% 2011 (Put 2005)
Heritage Hunt Commercial Community Dev. Auth. (Prince                                    1,000       1,046
 William County), Special Assessment Bonds, Series 1999B,
 7.00% 2029
Pocahontas Parkway Association, Route 895 Connector Toll
 Road Rev. Bonds, Series 1998A:
 5.25% 2008                                                                              1,100         975
 5.00% 2011                                                                              1,000         815


Washington  -  0.36%
Health Care Facs. Auth. Rev. Bonds, (Group Health                                        1,500       1,591
 Cooperative of Puget Sound), Series 2001, AMBAC Insured,
 5.375% 2012
Port of Seattle, Rev. Bonds, Series B, AMT, FGIC Insured,                                1,000       1,064
 5.50% 2010


Wisconsin  -  1.52%
Health Educational Facs. Auth. Rev. Bonds (Froedtert &                                   1,000       1,030
 Community Health Obligated Group), Series 2001, 5.625% 2013
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, 1998 Series A, 5.375% 2017                                   1,400       1,422
 Housing Rev. Bonds, 1993 Series B, AMT, 5.30% 2006                                      1,000       1,036
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds
 (Oconto Falls Tissue, Inc. Project), Series 1997, AMT:
 7.75% 2022                                                                              8,600       6,927
 8.125% 2022 /1/                                                                           970         805
                                                                                                   681,472




Short-Term Securities  -  6.12%

Gulf Coast Waste Disposal Auth., Texas, Environmental Facs.                              3,200       3,200
 Rev. Bonds (ExxonMobil Project), Series 2001B, AMT,
 1.50% 2025 /3/
City of Houston, Texas, Tax and Rev. Anticipation Notes,                                 3,500       3,529
 Series 2001, 3.50% 6/28/2002
State of Kentucky, Asset/Liability Commission, General Fund                              5,000       5,051
 Tax and Rev. Anticipation Notes, 2001 Series A, 4.00%
 6/26/2002
Lincoln County, Wyoming, Pollution Control Rev. Bonds                                    2,200       2,200
 (Exxon Project),  Series 1984C, 1.41% 2014 /3/
County of Los Angeles, California, 2001-2002 Tax and Rev.                                1,500       1,514
 Anticipation Notes, Series A, 3.75% 6/28/2002
Lower Neches Valley Auth., Texas, Industrial Dev. Corp.,                                 3,700       3,700
 Exempt Facs. Ref. Rev. Bonds (ExxonMobil Project),
 Series 2001, Subseries 2001A, 1.40% 2031 /3/
Massachusetts Health and Educational Facs. Auth., Rev. Bonds                             2,000       2,000
 (Harvard University Issue), Series L, 1.25% 2024 /3/
State of New Mexico, 2001-2002 Tax and Rev. Anticipation                                 3,000       3,032
 Notes, Series 2001, 4.00% 6/28/2002
North Carolina Medical Care Commission, Variable Rate                                    2,500       2,500
 Hospital Rev. Bonds (Pooled Fncg. Project), Series 1996A,
 1.50% 2016 /3/
Sublette County, Wyoming:
 Adjustable Tender Pollution Control Rev. Bonds (Exxon                                   2,600       2,600
 Project), Series 1987B, AMT, 1.50% 2017 /3/
 Pollution Control Rev. Bonds (Exxon Project), 1987 Series A,                            1,100       1,100
 AMT, 1.50% 2017 /3/
State of Texas, Tax and Rev. Anticipation Notes, Series                                  9,800       9,931
 2001A, 3.75% 8/29/2002
Uinta County, Wyoming Pollution Control Ref. Rev. Bonds                                  1,600       1,600
 (Chevron U.S.A. Inc Project), Series 1992, 1.50% 2022 /3/
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds                                  2,130       2,130
 (Exxon Pipeline Co. Project), 1993 Series A, 1.40% 2033 /3/
State of Wyoming, General Fund Tax and Rev. Anticipation                                 1,000       1,008
 Notes, Series 2001A, 3.50% 6/27/2002
                                                                                                    45,095

TOTAL INVESTMENT SECURITIES (cost: $730,467,000)                                                   726,567
Excess of cash and receivables over payables                                                        10,444

NET ASSETS                                                                                        $737,011

/1/ Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
/2/ Company not making interest payments;
 bankruptcy proceedings pending.
/3/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements


Key to abbreviations

Agcy. - Agency
AMT - Alternative Minimum Tax
Auth. - Authority
Cert. of Part. - Certificates of Participation
Dev. - Development
Dist. - District
Econ. - Economic
Fac. - Facility
Facs. - Facilities
Fin. - Finance
Fncg. - Financing
G.O. - General Obligation
Preref. - Prerefunded
Redev. - Redevelopment
Ref. - Refunding
Rev. - Revenue

American High-Income Municipal Bond Fund
Financial statements

Statement of assets and liabilities                                                           Unaudited
at January 31, 2002                                                         (dollars in  thousands)

Assets:
 Investment securities at market
  (cost: $730,467)                                                                             $726,567
 Cash                                                                                                 1
 Receivables for -
  Sales of fund's shares                                                        $ 2,418
  Interest                                                                       11,492          13,910
                                                                                                740,478
Liabilities:
 Payables for -
  Purchases of investments                                                        1,011
  Repurchases of fund's shares                                                      524
  Dividends on fund's shares                                                      1,317
  Management services                                                               250
  Other expenses                                                                    365           3,467
Net assets at January 31, 2002                                                                 $737,011

 Total authorized capital stock - 200,000,000
 shares, $.001 par value
 Class A shares:
  Net assets                                                                                   $698,263
  Shares outstanding                                                                         46,276,200
  Net asset value per share                                                                      $15.09
 Class B shares:
  Net assets                                                                                    $19,847
  Shares outstanding                                                                          1,315,380
  Net asset value per share                                                                      $15.09
 Class C shares:
  Net assets                                                                                    $12,686
  Shares outstanding                                                                            840,730
  Net asset value per share                                                                      $15.09
 Class F shares:
  Net assets                                                                                     $6,215
  Shares outstanding                                                                            411,900
  Net asset value per share                                                                      $15.09



Statement of operations                                                                       Unaudited
for the six months ended January 31, 2002                                   (dollars in  thousands)
Investment income:
 Income:
  Interest                                                                                      $21,987

 Expenses:
  Management services fee                                                        $1,454
  Distribution expenses - Class A                                                 1,027
  Distribution expenses - Class B                                                    79
  Distribution expenses - Class C                                                    42
  Distribution expenses - Class F                                                     4
  Transfer agent fee - Class A                                                       94
  Transfer agent fee - Class B                                                        3
  Administrative services fees - Class C                                              7
  Administrative services fees - Class F                                              4
  Reports to shareholders                                                            31
  Registration statement and prospectus                                              66
  Postage, stationery and supplies                                                   16
  Directors' fees                                                                     9
  Auditing and legal fees                                                            41
  Custodian fee                                                                       7
  Taxes other than federal income tax                                                 1
  Other expenses                                                                      4           2,889
 Net investment income                                                                           19,098

Realized loss and unrealized
 depreciation on investments:
 Net realized loss                                                                                 (460)
 Net unrealized depreciation on investments                                                     (11,716)
  Net realized loss and
   unrealized depreciation on investments                                                       (12,176)

 Net increase in net assets resulting
  from operations                                                                                $6,922









Statement of changes in net assets                                          (dollars in thousands)

                                                                             Six months            Year
                                                                                  ended           ended
                                                                            January 31,        July 31,
                                                                               2002 /1/             2001
Operations:
 Net investment income                                                          $19,098         $32,944
 Net realized loss on investments                                                  (460)            (36)
 Net unrealized (depreciation) appreciation
  on investments                                                                (11,716)         19,734
  Net increase in net assets
   resulting from operations                                                      6,922          52,642

Dividends paid to shareholders:
 Dividends from net investment income:
  Class A                                                                       (18,686)        (32,744)
  Class B                                                                          (371)           (270)
  Class C                                                                          (189)            (33)
  Class F                                                                           (91)            (15)
   Total dividends                                                              (19,337)        (33,062)

Capital share transactions:
 Proceeds from shares sold                                                      188,522         215,865
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                              11,837          20,280
 Cost of shares repurchased                                                    (117,896)       (140,379)
  Net increase in net assets resulting
   from capital share transactions                                               82,463          95,766
Total increase in net assets                                                     70,048         115,346

Net assets:
 Beginning of period                                                            666,963         551,617
 End of period (including undistributed
  net investment income: $368 and $707,
  respectively)                                                                $737,011        $666,963

/1/ Unaudited.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On August 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in accounting principles generally accepted in the United States of America for mutual funds. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the Statement of Operations.
Therefore, the undistributed net investment income amount is primarily comprised of these adjustments which were based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of January 31, 2002, the cost of investment securities for book and federal income tax reporting purposes was $730,467,000. Net unrealized depreciation on investments aggregated $3,900,000; $22,449,000 related to appreciated securities and $26,349,000 related to depreciated securities. For the six months ended January 31, 2002, the fund realized tax basis net capital gains of $222,000. The fund had available at July 31, 2001, a net capital loss carryforward totaling $6,620,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has recognized, for tax purposes, net capital losses totaling $169,000 which were realized during the period November 1, 2000 through July 31, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,454,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended January 31, 2002, the management services fee was equivalent to an annualized rate of 0.408% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the six months ended January 31, 2002, aggregate distribution expenses were limited to $1,027,000, equivalent to an annualized rate of 0.30% of average daily net assets attributable to Class A shares. As of January 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $342,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended January 31, 2002, aggregate distribution expenses were $79,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended January 31, 2002, aggregate distribution expenses were $42,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended January 31, 2002, aggregate distribution expenses were $4,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of January 31, 2002, aggregate distribution expenses payable to AFD for all share classes were $236,000.

AFD received $282,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended January 31, 2002. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $97,000 was incurred during the six months ended January 31, 2002, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of January 31, 2002, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $16,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended January 31, 2002, total fees under the agreement were $11,000. As of January 31, 2002, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $3,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1994, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of January 31, 2002, the cumulative amount of these liabilities was $25,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND DIRECTORS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $123,846,000 and $59,389,000, respectively, during the six months ended January 31, 2002.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended January 31, 2002, the custodian fee of $7,000 includes $1,000 that was paid by these credits rather than in cash.

For the six months ended January 31, 2002, the fund reclassified $18,000 from undistributed net investment income to undistributed net realized gains. The fund also reclassified $82,000 from undistributed net investment income to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of January 31, 2002, net assets consisted of the following:

                                                                      (dollars in thousands)
Capital paid in on shares of capital stock                                             $747,757
Undistributed net investment income                                                         368
Accumulated net realized loss                                                            (7,214)
Net unrealized depreciation                                                              (3,900)
Net assets                                                                             $737,011

Capital share transactions in the fund were as follows:

                                                                              Six Months      Six Months
                                                                                   ended           ended
                                                                             January 31,     January 31,
                                                                                    2002            2002
                                                                            Amount (000)          Shares
Class A Shares:
  Sold                                                                        $  163,364      10,703,915
  Reinvestment of dividends and distributions                                     11,386         747,034
  Repurchased                                                                   (115,008)     (7,549,579)
   Net increase in Class A                                                        59,742       3,901,370
Class B Shares:
  Sold                                                                            10,050         658,625
  Reinvestment of dividends and distributions                                        249          16,322
  Repurchased                                                                     (1,056)        (69,287)
   Net increase in Class B                                                         9,243         605,660
Class C Shares: /1/
  Sold                                                                             9,166         600,573
  Reinvestment of dividends and distributions                                        130           8,579
  Repurchased                                                                       (616)        (40,452)
   Net increase in Class C                                                         8,680         568,700
Class F Shares: /1/
  Sold                                                                             5,942         389,946
  Reinvestment of dividends and distributions                                         72           4,730
  Repurchased                                                                     (1,216)        (79,336)
   Net increase in Class F                                                         4,798         315,340
Total net increase in fund                                                    $   82,463       5,391,070




                                                                              Year ended      Year ended
                                                                                July 31,        July 31,
                                                                                     2001            2001
                                                                            Amount (000)          Shares
Class A Shares:
  Sold                                                                        $  199,249      13,256,036
  Reinvestment of dividends and distributions                                     20,047       1,332,347
  Repurchased                                                                   (138,032)     (9,188,783)
   Net increase in Class A                                                        81,264       5,399,600
Class B Shares:
  Sold                                                                             9,884         656,159
  Reinvestment of dividends and distributions                                        199          13,211
  Repurchased                                                                     (1,171)        (77,890)
   Net increase in Class B                                                         8,912         591,480
Class C Shares: /1/
  Sold                                                                             4,325         285,173
  Reinvestment of dividends and distributions                                         22           1,461
  Repurchased                                                                       (221)        (14,604)
   Net increase in Class C                                                         4,126         272,030
Class F Shares: /1/
  Sold                                                                             2,407         159,012
  Reinvestment of dividends and distributions                                         12             807
  Repurchased                                                                       (955)        (63,259)
   Net increase in Class F                                                         1,464          96,560
Total net increase in fund                                                    $   95,766       6,359,670

/1/ Class C and Class F shares were not offered before March 15, 2001.

Per-share data and ratios

                                                                     Class A         Class A       Class A
                                                                  Six months
                                                                       ended      Year ended    Year ended
                                                                January 31,         July 31,      July 31,
                                                                2002 /1/,/2/             2001          2000
Net asset value, beginning of period                                  $15.35          $14.87        $15.49

 Income from investment operations:
  Net investment income                                              .41 /3/         .83 /3/       .82 /3/

  Net (losses) gains on securities                                  (.25)/3/         .48 /3/      (.58)/3/
    (both realized and unrealized)

   Total from investment operations                                      .16            1.31           .24

 Less distributions:
  Dividends (from net investment income)                                (.42)           (.83)         (.83)

  Distributions (from capital gains)                                        -               -         (.03)

   Total distributions                                                  (.42)           (.83)         (.86)

Net asset value, end of period                                        $15.09          $15.35        $14.87

Total return /4/                                                        1.05%           9.14%         1.61%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                $698            $650          $550

 Ratio of expenses to average net assets                             .78%/5/             .80%          .80%

 Ratio of net income to average net assets                          5.39%/5/            5.50%         5.53%





                                                                     Class A         Class A       Class A

                                                                  Year ended      Year ended    Year ended
                                                                    July 31,        July 31,      July 31,
                                                                         1999            1998          1997
Net asset value, beginning of period                                  $16.12          $15.90        $15.23

 Income from investment operations:
  Net investment income                                                  .81             .84           .87

  Net (losses) gains on securities                                      (.54)            .26           .80
    (both realized and unrealized)

   Total from investment operations                                      .27            1.10          1.67

 Less distributions:
  Dividends (from net investment income)                                (.82)           (.84)         (.86)

  Distributions (from capital gains)                                    (.08)           (.04)         (.14)

   Total distributions                                                  (.90)           (.88)        (1.00)

Net asset value, end of period                                        $15.49          $16.12        $15.90

Total return /4/                                                        1.63%           7.05%        11.36%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                $564            $464          $316

 Ratio of expenses to average net assets                                 .78%            .79%          .87%

 Ratio of net income to average net assets                              5.09%           5.19%         5.51%




                                                                     Class B         Class B       Class B
                                                                  Six months            Year
                                                                       ended           ended   March 15 to
                                                                 January 31,        July 31,      July 31,
                                                                2002 /1/,/2/             2001     2000 /1/
Net asset value, beginning of period                                  $15.35          $14.87        $14.79

 Income from investment operations: /3/
  Net investment income                                                  .36             .71           .23

  Net (losses) gains on securities                                      (.25)            .50           .14
    (both realized and unrealized)

   Total from investment operations                                      .11            1.21           .37

 Less distributions:
  Dividends (from net investment income)                                (.37)           (.73)         (.29)

Net asset value, end of period                                        $15.09          $15.35        $14.87

Total return /4/                                                         .70%           8.45%         3.16%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                 $20             $11            $2

 Ratio of expenses to average net assets                            1.49%/5/            1.48%          .55%

 Ratio of net income to average net assets                          4.64%/5/            4.72%         1.77%




                                                                     Class C         Class C
                                                                  Six months
                                                                       ended     March 15 to
                                                                 January 31,        July 31,
                                                                2002 /1/,/2/        2001 /1/
Net asset value, beginning of period                                  $15.35          $15.11

 Income from investment operations: /3/
  Net investment income                                                  .35             .25

  Net (losses) gains on securities                                      (.25)            .25
    (both realized and unrealized)

   Total from investment operations                                      .10             .50

 Less distributions:
  Dividends (from net investment income)                                (.36)           (.26)

Net asset value, end of period                                        $15.09          $15.35

Total return /4/                                                         .62%           3.34%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                 $13              $4

 Ratio of expenses to average net assets                            1.63%/5/             .59%

 Ratio of net income to average net assets                          4.54%/5/            1.75%




                                                                     Class F         Class F
                                                                  Six months
                                                                       ended     March 19 to
                                                                 January 31,        July 31,
                                                                2002 /1/,/2/        2001 /1/
Net asset value, beginning of period                                  $15.35          $15.12

 Income from investment operations: /3/
  Net investment income                                                  .40             .26

  Net (losses) gains on securities                                      (.25)            .25
    (both realized and unrealized)

   Total from investment operations                                      .15             .51

 Less distributions:
  Dividends (from net investment income)                                (.41)           (.28)

Net asset value, end of period                                        $15.09          $15.35

Total return /4/                                                         .98%           3.43%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                  $6              $1

 Ratio of expenses to average net assets                             .93%/5/             .35%

 Ratio of net income to average net assets                          5.30%/5/            1.88%






Supplemental data - all classes
                                                                  Six months            Year          Year
                                                                       ended           ended         ended
                                                                January 31,         July 31,      July 31,
                                                                2002 /1/,/2/             2001          2000
Portfolio turnover rate                                                 9.02%          18.23%        33.20%





Supplemental data - all classes
                                                                        Year            Year          Year
                                                                       ended           ended         ended
                                                                    July 31,        July 31,      July 31,
                                                                         1999            1998          1997
Portfolio turnover rate                                                16.67%          16.38%        15.31%



/1/ Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized.

Limited Term Tax-Exempt Bond Fund of America
Investment Portfolio
January 31, 2002

Portfolio composition
[pie chart and table]
                                                                   Percent of
                                                                   Net Assets
Texas                                                                   14.33%
Michigan                                                                  7.58
Illinois                                                                  6.04
California                                                                6.02
Indiana                                                                   5.44
Washington                                                                5.37
New York                                                                  4.78
North Carolina                                                            3.92
District of Columbia                                                      3.52
Louisiana                                                                 3.25
Other states                                                             34.49
Cash & equivalents                                                        5.26


Limited Term Tax-Exempt Bond Fund of America                                                     Unaudited
Investment Portfolio, January 31, 2002



                                                                                     Principal      Market
                                                                                        Amount       Value
Fixed-Income Securities  -  94.74%                                                       (000)       (000)

Alabama  -  0.24%
Industrial Dev. Board of the City of Butler, Pollution                                   $1,000      $1,004
 Control Ref. Rev. Bonds (James River Project),
 Series 1993, 5.50% 2005


Alaska  -  1.71%
Industrial Dev. and Export Auth. Power Rev. Bonds
 (Snettisham Hydroelectric Project), First Series,
 AMT, AMBAC Insured:
 5.25% 2005                                                                                 930         979
 5.25% 2005 (Escrowed to Maturity)                                                           70          74
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds, Series 2000:
 5.60% 2009                                                                               1,000       1,052
 5.60% 2010                                                                               1,000       1,055
 4.75% 2015                                                                               1,750       1,689
Student Loan Corp., Student Loan Rev. Bonds,                                              2,140       2,265
 2000 Series A, AMT, AMBAC Insured, 5.65% 2010


Arizona  -  0.71%
Industrial Dev. Auth. of the County of Maricopa, Health                                   1,950       1,935
 Fac. Rev. Bonds (Catholic Healthcare West Project),
 1998 Series A, 4.30% 2005
City of Phoenix, Senior Lien Street and Highway User                                      1,000       1,035
 Rev. Ref. Bonds, Series 1993, 5.00% 2008


California  -  6.02%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.                                  4,300       4,318
 Rev. Bonds (USA Waste Services, Inc. Project), Series
 1998A, AMT, 5.10% 2018 (Put 2008)
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment                                         4,000       4,082
  Communities, LP),Series 1998A-1, AMT, 5.05% 2025 (Put 2008)
 Cert. of Part. (Catholic Healthcare West Project),                                         915         962
  1999 Series A, 6.00% 2009
Veterans G.O. Bonds, Series BL, AMT, 4.95% 2007                                           2,560       2,651
Association of Bay Area Governments, Fin. Auth. For
 Nonprofit Corps.:
 Rev. Bonds (San Diego Hospital Association), Series 2001A,                               1,025       1,059
 5.25% 2006
 Rev. Ref. Cert. of Part.:
  American Baptist Homes of the West Facs. Project:
   Series 1997A, 5.25% 2007                                                                 655         638
   Series 1997B, 5.50% 2007                                                                 915         893
  Episcopal Homes Foundation, Series 1998:
   5.00% 2007                                                                             1,405       1,448
   5.00% 2008                                                                             2,455       2,521
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of                               3,500       3,811
 the Pacific Project), 1995 Series A, 5.75% 2005 (Escrowed
 to Maturity)
County of Los Angeles, Capital Asset Leasing Corp., Cert.                                   695         718
 of Part. (Marina del Rey), 1993 Series A, 6.25% 2003
City of Torrance, Hospital Rev. Bonds (Torrance Memorial
 Medical Center), Series 2001A:
 4.70% 2009                                                                               1,010       1,016
 4.80% 2010                                                                                 940         943


Colorado  -  1.46%
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives),                             2,000       2,098
 Series 2001, 5.375% 2010
Housing and Fin. Auth., Single Family Program Senior Bonds,                                 295         302
 1995 Series C-2, 5.625% 2009
EagleBend Affordable Housing Corp., Multi-family Housing                                  2,585       2,582
 Project Rev. Ref. Bonds, Series 1997A, 5.75% 2007
University of Colorado Hospital Auth., Hospital Ref. Rev.                                 1,000       1,088
 Bonds, Series 1997A, AMBAC Insured, 5.50% 2007


Connecticut  -  1.10%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
 1996 Series A (Escrowed to Maturity): /1/
 6.25% 2002                                                                                 500         514
 6.375% 2004                                                                                995       1,095
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution                              3,000       2,959
 Payment, Public Improvement Bonds, Series 2001, 5.375% 2011


Delaware  -  0.49%
Econ. Dev. Auth., Pollution Control Ref. Rev. Bonds                                       2,000       2,042
 (Delmarva Power & Light Co. Project), Series 2001C, AMBAC
 Insured, 4.90% 2026 (Put 2011)


District of Columbia  -  3.52%
G.O. Ref. Bonds:
 Series 1993B-2, FSA Insured, 5.50% 2010                                                  2,500       2,711
 Series 1993D, FGIC Insured:
  5.10% 2002 (Escrowed to Maturity)                                                         932         959
  5.10% 2002                                                                                 68          70
 Series 1999, FSA Insured:
  5.50% 2009                                                                                695         754
  5.50% 2009 (Escrowed to Maturity)                                                         195         214
Fixed Rate Rev. Bonds (National Academy of Sciences Project),                             1,065       1,122
 Series 1999A, AMBAC Insured, 5.00% 2007
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc.
 Issue), Series 1997A, MBIA Insured (Escrowed to Maturity):
 6.00% 2006                                                                               1,000       1,112
 6.00% 2007                                                                               1,250       1,396
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington Hospital
 Center Projects):
 Series 2001A, 6.40% 2031 (Put 2004)                                                      1,000       1,025
 Series 2001B, 6.625% 2031 (Put 2005)                                                     2,000       2,083
 Series 2001D, 6.875% 2031 (Put 2007)                                                     3,000       3,203


Florida  -  2.19%
Dade County, Resource Recovery Fac. Ref. Rev. Bonds, Series                               3,500       3,830
 1996, AMT, AMBAC Insured, 6.00% 2006
Lee County Industrial Dev. Auth., Healthcare Facs. Rev.                                   1,500       1,526
 Bonds (Shell Point/Alliance Obligated Group, Shell Point
 Village Project), Series 1999A, 5.25% 2005
Lee County, Solid Waste System Ref. Rev. Bonds, Series 2001,
 AMT, MBIA Insured:
 5.25% 2009                                                                               1,500       1,579
 5.25% 2010                                                                               2,000       2,097
Meadow Pointe II, Community Dev. Dist. (Pasco County),                                      110         110
 Capital Improvement Rev. Bonds, Series 1998A, 5.25% 2003


Hawaii  -  0.51%
Cert. of Part. (Kapolei State Office Building), 1998                                      1,000       1,058
 Series A, AMBAC Insured, 5.00% 2005
Housing and Community Dev. Corp., Single Family Mortgage                                  1,000       1,071
 Purchase Rev. Bonds, Series 2000A, AMT, 5.90% 2008


Idaho  -  0.89%
Housing and Fin. Association, AMT:
 Single Family Mortgage Bonds:
  1998 Series C-2, 5.25% 2011                                                               420         430
  1998 Series E-3, 5.125% 2011                                                              585         596
  1998 Series H, 4.65% 2012                                                               1,115       1,141
  1998 Series I-2, 4.70% 2012                                                               555         566
 Single Family Programs Disclosure Report, 1978 Series A,                                 1,000         988
 5.40% 2021


Illinois  -  6.04%
G.O. Bonds, Series of April 1998, FSA Insured, 5.50% 2009                                 4,000       4,332
Health Facs. Auth., Rev. Bonds:
 Advocate Health Care Network:
  Series 1998A:
   5.00% 2006 (Escrowed to Maturity)                                                        980       1,049
   5.00% 2006                                                                               750         782
  Series 2000:
   5.25% 2007                                                                             1,000       1,054
   5.30% 2008                                                                             2,000       2,110
 Centegra Health System, Series 1998, 5.50% 2007                                          2,480       2,583
 Highland Park Hospital Project, Series 1997A, FGIC Insured,                              1,490       1,618
 5.50% 2005
 OSF Healthcare System, Series 1999:
  5.25% 2005                                                                                855         894
  5.375% 2006                                                                               900         944
  5.50% 2008                                                                              1,000       1,056
 Victory Health Services, Series 1997A, 5.25% 2004                                        1,755       1,823
Health Facs. Auth., Rev. Ref. Bonds:
 Advocate Health Care Network, Series 1997A:
  5.50% 2004                                                                              1,250       1,324
  5.10% 2005                                                                              1,815       1,904
 Northwestern Medical Faculty Foundation, Inc., Series 1998,                              1,810       1,942
 MBIA Insured,  5.25% 2006
Housing Dev. Auth., Multi-family Housing Bonds, 1992                                      1,165       1,188
 Series A, 6.55% 2003
City of Chicago, Chicago O'Hare International Airport,                                    1,000         557
 Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.
 Project), Series 1999B, AMT, 5.20% 2011


Indiana  -  5.44%
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group:
  Series 1997D, 5.00% 2026 (Preref. 2007)                                                 1,500       1,566
  Series 1999D, 5.50% 2008                                                                1,000       1,078
 Clarian Health Partners, Inc., Series 1996A, MBIA Insured,                               1,000       1,062
 5.25% 2008
 The Methodist Hospitals, Inc., Series 2001:
  5.25% 2009                                                                              1,000       1,042
  5.25% 2010                                                                              1,445       1,498
  5.25% 2011                                                                              1,525       1,573
Housing Fin. Auth., Multi-family Housing Rev. Bonds                                       1,400       1,420
 (Indiana Affordable Housing, Inc.), Series 1999A,
 5.40% 2009
State Revolving Fund Program Bonds, Series 2001A:
 5.25% 2009                                                                               1,825       1,953
 5.50% 2011                                                                               1,500       1,636
Transportation Fin. Auth., Toll Road Lease Rev. Ref. Bonds,                               4,970       5,234
 Series 1996, AMBAC Insured 5.25% 2010
Boone County Hospital Association, Lease Rev. Bonds,                                      1,200       1,251
 Series 2001, FGIC Insured, 5.00% 2009
The Trustees of Purdue University, Cert. of Part.,
 Series 2001A:
 5.00% 2009                                                                               1,000       1,055
 5.00% 2010                                                                               1,135       1,193
Hospital Auth. of St. Joseph County, Health System Bonds                                  1,010       1,092
 (Memorial Health System), Series 1998A, MBIA Insured,
 5.50% 2008


Iowa  -  1.99%
Fin. Auth., Hospital Facs. Rev. Bonds:
 Iowa Health System, Series 1998A, MBIA Insured, 5.25% 2007                               1,895       2,023
 Mercy Medical Center Project, Series 1999, FSA Insured,                                  1,000       1,067
 5.30% 2009
Tobacco Settlement Auth., Asset-Backed Bonds, Series 2001B,                               5,000       5,182
 5.50% 2011


Kentucky  -  1.86%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),                                      3,000       3,131
 Series 2000A, MBIA Insured, 6.125% 2010
 Hospital System Ref. and Improvement Rev. Bonds
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                              1,000         966
  5.40% 2006                                                                              1,500       1,405
  5.50% 2007                                                                                465         431
City of Ashland, Pollution Control Ref. Rev. Bonds                                        1,750       1,820
 (Ashland Inc. Project), Series 1999, 5.70% 2009


Louisiana  -  3.25%
Public Facs. Auth., Hospital Rev. and Ref. Bonds (Franciscan                              4,500       4,857
 Missionaries of Our Lady Health System Project), Series
 1998A, FSA Insured, 5.50% 2006
Jefferson Parish Hospital Service Dist. No. 2, Parish of                                  1,000       1,058
Jefferson, Hospital Rev. Bonds, Series 1998, FSA Insured,
 5.00% 2005
Plaquemines Port, Harbor and Terminal Dist., Marine Terminal
 Facs. Rev. Ref. Bonds (Electro-Coal Transfer Corp.
 Project):
 Series 1985A, 5.00% 2007                                                                 1,525       1,540
 Series 1985C, 5.00% 2007                                                                 3,000       3,030
 Series 1985D, 5.00% 2007                                                                 1,000       1,010
Parish of St. Charles, Pollution Control Rev. Ref. Bonds                                  2,000       2,039
 (Entergy Louisiana, Inc. Project), Series 1999-C,
 5.35% 2029 (Put 2003)


Maine  -  1.32%
Educational Loan Marketing Corp., Senior Student Loan Rev.
 Bonds, Series 1994A-4, AMT:
 5.95% 2003                                                                               1,000       1,052
 6.05% 2004                                                                               1,500       1,589
Housing Auth., Mortgage Purchase Bonds:
 1994 Series E, 6.30% 2002                                                                  455         459
 2001 Series E-1 (Non-AMT), 4.125% 2010                                                   1,000         982
Student Loan Rev. Ref. Bonds, Series 1992A-1, AMT:
 6.20% 2003                                                                                 515         524
 6.30% 2004                                                                                 880         895


Maryland  -  0.37%
G.O. Bonds, State and Local Facs. Loan of 2000, Series F,                                 1,000       1,101
 5.50% 2008
Community Dev. Administration, Dept. of Housing and Community                               450         454
 Dev., Single Family Program Bonds, 1994 First Series,
 5.70% 2017


Massachusetts  -  1.93%
Educational Fncg. Auth., Education Loan Rev. and Ref. Bonds,                              2,335       2,514
 Issue G, Series 2000A, AMT, MBIA Insured, 5.55% 2008
Industrial Fin. Agcy. Resource Recovery Rev. Ref. Bonds                                   1,550       1,349
 (Ogden Haverhill Project), Series 1998A, AMT, 5.15% 2007
Municipal Wholesale Electric Co., Power Supply Project Rev.                               2,000       2,089
 Bonds, Project No.6 Issue, Series A, 5.00% 2011
Port Auth. Special Facs. Rev. Bonds (United Air Lines, Inc.                               3,000       2,076
 Project), Series 1999A, AMT, 5.75% 2029 (Put 2007)


Michigan  -  7.58%
Building Auth., 2001 Rev. Bonds, Series II (Facs. Program),                               2,000       2,147
 5.25% 2011
Hospital Fin. Auth.:
 Hospital Rev. Bonds (Henry Ford Health System), Series                                   1,000       1,063
 1999A, 5.50% 2008
 Hospital Rev. and Ref. Bonds:
  The Detroit Medical Center Obligated Group, Series 1993B,                               1,000       1,053
 AMBAC Insured, 5.00% 2006
  MidMichigan Obligated Group, Series 1997A, FSA Insured,                                 2,775       2,999
 5.50% 2007
  Sparrow Obligated Group, Series 2001,  5.25% 2009                                       1,000       1,034
 Hospital Rev. Ref. Bonds:
  Hackley Hospital Obligated Group, Series 1998A, 4.90% 2007                              1,140       1,133
  Henry Ford Hospital, Series 1984A, AMBAC Insured,                                       1,250       1,410
 6.00% 2011
  Genesys Health System Obligated Group, Series 1995A,                                    1,375       1,490
 7.20% 2003 (Escrowed to Maturity)
  Pontiac Osteopathic, Series 1994A, 5.375% 2006                                          3,695       3,662
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                              1,000       1,002
  Variable Rate Rev. Bonds (Ascension Health Credit Group):
   Series 1999B-3, 5.30% 2033 (Put 2006)                                                  5,000       5,252
   Series 1999B-4, 5.375% 2033 (Put 2007)                                                 2,000       2,098
Housing Dev. Auth., Rental Housing Rev. Bonds, 1992                                       1,200       1,244
 Series A, AMBAC Insured, 6.40% 2005
City of Detroit, G.O. Ref. Bonds (Unlimited Tax):
 Series 1995A, 6.25% 2004                                                                 1,000       1,080
 Series 1995B, 6.75% 2003                                                                 2,000       2,109
City of Flint Hospital Building Auth., Rev. Ref. Bonds                                      680         689
 (Hurley Medical Center), Series 1998A, 5.00% 2003
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health),                                    2,020       2,116
 Series 2001A, 5.25% 2010


Minnesota  -  0.75%
Housing Fin. Agcy., Single Family Mortgage Bonds, 2000                                    1,475       1,501
 Series H, AMT, 4.25% 2006
Minneapolis-St. Paul Metropolitan Airports Commission,                                    1,500       1,602
 AMT, AMBAC Insured, 5.50% 2008


Nevada  -  0.97%
Highway Improvement Rev. (Motor Vehicle Fuel Tax) Bonds,                                  2,000       2,126
 Series December 1, 2000A, 5.00% 2009
Housing Division, Single Family Mortgage Bonds,                                             795         820
 1998 Series B-1, 5.20% 2011
City of Henderson, Health Fac. Rev. Bonds (Catholic                                       1,050       1,112
 Healthcare West), 1998 Series A, 6.20% 2009


New Jersey  -  0.64%
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship
 Village Project), Series 1998A:
 5.00% 2006                                                                               1,275       1,284
 5.05% 2007                                                                               1,375       1,381


New Mexico  -  1.46%
Supplemental Severance Tax Bonds, Series 2002A:
 5.00% 2009                                                                               3,500       3,666
 5.00% 2010                                                                               2,000       2,068
Educational Assistance Foundation, Student Loan Rev. Bonds,                                 340         353
 Subordinate 1992 Series One-B, AMT, 6.85% 2005


New York  -  4.78%
Dormitory Auth.:
 Center for Nursing & Rehabilitation, Inc., FHA-Insured                                     560         578
  Mortgage Nursing Home Rev. Bonds, Series 1997, 4.75% 2007
 Mental Health Services Facs. Improvement Rev. Bonds,
 Series 1997B:
  6.00% 2007                                                                                995       1,098
  6.00% 2007 (Escrowed to Maturity)                                                           5           6
 Secured Hospital Rev. Bonds:
  Saint Agnes Hospital, Series 1998A, 4.80% 2006                                          1,000       1,047
  Wyckoff Heights Medical Center, Series 1998H, 5.125% 2008                               1,000       1,060
Housing Fin. Agcy., Health Facs. Rev. Bonds (New York City),                              5,450       5,995
 1996 Series A Ref., 6.00% 2006
Castle Rest Residential Health Care Fac., FHA-Insured                                     1,090       1,112
 Mortgage Rev. Bonds,  Series 1997A, 4.875% 2007
City of New York, G.O. Bonds:
 Fiscal 1997 Series L, MBIA Insured, 5.625% 2007                                          1,000       1,084
 Fiscal 2001 Series B, MBIA Insured:
  4.80% 2008                                                                              2,000       2,074
  4.90% 2009                                                                              1,000       1,032
  5.50% 2010                                                                              1,000       1,067
 Fiscal 2001 Series D, 5.50% 2009                                                         1,000       1,070
 Fiscal 2001 Series F, 5.00% 2010                                                         1,000       1,032
Cert. of Part., City University of New York (John Jay                                     1,500       1,664
 College of Criminal Justice Project Ref.), 6.00% 2006


North Carolina  -  3.92%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  6.00% 2005                                                                              1,330       1,381
  6.125% 2009                                                                             1,750       1,871
 Ref. Series 1993C, 5.50% 2007                                                            3,550       3,703
Municipal Power Agcy. Number 1, Catawba Electric Rev.
 Bonds, Series 1992:
 5.90% 2003                                                                               1,000       1,031
 6.00%  2004                                                                              3,525       3,678
 6.00% 2005                                                                               1,250       1,298
 MBIA Insured, 6.00% 2010                                                                 3,000       3,349


Ohio  -  0.52%
The Student Loan Funding Corp., Cincinnati, Student Loan                                  1,000       1,004
 Rev. Bonds, Series 1988B-3, AMT, AMBAC Insured,
 5.125% 2005
County of Knox, Hospital Facs. Ref. Rev. Bonds (Knox                                      1,155       1,182
 Community Hospital), Series 1998, Asset Guaranty Insured,
 4.70% 2008


Oklahoma  -  0.20%
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds,                                1,000         853
 Ref. Series 2001B, AMT, 5.65% 2035 (Put 2008)


Oregon  -  0.51%
Salem-Keizer School Dist. No. 24J, Marion and Polk Counties,                              2,000       2,132
 G.O. Bonds, Series 1999,  5.25% 2010


Pennsylvania  -  2.42%
Hospitals and Higher Education Facs. Auth. of Philadelphia,
 Health System Rev. Bonds (Jefferson Health System),
 Series 1997A:
 5.50% 2006                                                                               2,045       2,162
 5.50% 2008                                                                               1,000       1,053
Philadelphia Auth. for Industrial Dev., Airport Rev. Bonds                                3,410       3,580
 (Philadelphia Airport System Project), Series 1998A, AMT,
 FGIC Insured, 5.25% 2009
Scranton-Lackawanna Health and Welfare Auth. Hospital Rev.                                1,250       1,333
 Ref. Bonds (The Community Medical Center Project),
 MBIA Insured, 5.25% 2005
Westmoreland County Industrial Dev. Auth., Variable Rate                                  2,000       1,970
 Rev. Bonds (National Waste and Energy Corp., Valley
 Landfill Expansion Project), Series 1993, AMT, 5.10% 2018
 (Put 2009)


Puerto Rico  -  1.21%
Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds,                             4,855       5,036
 Series 2000, 5.75% 2020


Rhode Island  -  0.32%
Student Loan Auth., Student Loan Rev. Ref. Bonds, Series                                  1,300       1,329
 1992B, AMT, 6.90% 2003


South Carolina  -  1.25%
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series                                   1,450       1,563
 2000 A-2, AMT, FSA Insured, 5.875% 2009
Georgetown County, Pollution Control Rev. Ref. Bonds                                      2,500       2,566
 (International Paper Company Project), 1992 Series A,
 6.25% 2005
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                                      1,000       1,076
 1993 Ref. Series, MBIA Insured, 5.50% 2011


South Dakota  -  0.90%
Housing Dev. Auth., Homeownership Mortgage Bonds:
 1996 Series A:
  5.20% 2003                                                                              1,155       1,166
  5.50% 2010                                                                                235         238
 2000 Series H, 5.00% 2009                                                                1,300       1,345
 2001 Series C, 4.55% 2010                                                                1,000       1,000


Tennessee  -  0.98%
Memphis-Shelby County Airport Auth., Special Facs. Rev.                                   3,000       3,019
 Ref. Bonds (Federal Express Corp.), Series 2001,
 5.00% 2009
Metropolitan Government of Nashville and Davidson County,                                 1,000       1,059
 G.O. Multi-Purpose Improvement Bonds, Series 1997A,
 5.125% 2010


Texas  -  14.33%
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010                                  1,000       1,064
City of Austin, Public Improvement Bonds:
 Series 1999, 5.75% 2011                                                                  1,500       1,636
 Series 2001, 5.00% 2010                                                                  2,000       2,109
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev.
 Bonds (Buckner Retirement Services, Inc. Obligated Group
 Project), Series 1998:
 5.00% 2005                                                                               1,330       1,369
 5.00% 2007                                                                               1,470       1,500
Bexar County, Tax-Exempt Venue Project Rev. Bonds,                                        2,000       2,171
 Series 2000, MBIA Insured, 5.50% 2009
Brazos River Auth., AMT:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas
 Utilities Electric Co. Project):
 Series 1994B, 5.40% 2029 (Put 2006)                                                      1,000       1,011
 Series 1995B, 5.05% 2030 (Put 2006)                                                      3,000       3,006
 Pollution Control Rev. Ref. Bonds (TXU Electric Company                                  1,000         995
  Project), Series 2001C, 5.75% 2036 (Put 2011)
Cypress-Fairbanks Independent School Dist., Unlimited Tax                                 2,000       2,133
 Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2011
City of Dallas (Dallas, Denton, Collin and Rockwall                                       1,800       1,869
 Counties), Waterworks and Sewer System Rev. Ref. Bonds,
 Series 1998, FSA Insured, 5.00% 2011
City of Fort Worth (Tarrant and Denton Counties), General                                 1,000       1,052
 Purpose Ref. Bonds, Series 2002, 5.00% 2010
Fort Worth Independent School Dist. (Tarrant County),                                     3,560       3,730
 School Building Unlimited Tax Bonds, Series 2001A,
 5.00% 2011
Fort Worth International Airport Fac. Improvement Corp.,                                  2,000       1,793
 American Airlines, Inc., Rev. Ref. Bonds, Series 2000C,
 AMT, American Airlines Insured, 6.15% 2029 (Put 2007)
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds:
  Memorial Hermann Hospital System Project, Series 1998,                                  1,000       1,061
 FSA Insured, 5.25% 2008
  Memorial Hospital System Project, Series 1997A,
 MBIA Insured:
   6.00% 2009                                                                             3,215       3,544
   6.00% 2010                                                                             1,500       1,654
 Hospital Rev. Ref. Bonds, Children's Hospital Project,                                   1,000       1,090
 Series 1995, MBIA Insured, 6.00% 2004 (Escrowed to Maturity)
 Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001A,                                1,000       1,055
 5.50% 2011
City of Houston, Airport System, Subordinate Lien Rev. Bonds,                             2,500       2,608
 Series 1998B, AMT, FGIC Insured, 5.25% 2009
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals                              1,000         998
 of Southeast Texas, FHA-Insured Mortgage Rev. Bonds,
 Series 2001, AMBAC Insured, 4.50% 2010
Plano Independent School Dist. (Collin County, Texas),                                    1,000       1,048
 Unlimited Tax School Building and Ref. Bonds, Series 2001,
 5.00% 2011
Sabine River Auth., Pollution Control Rev. Ref. Bonds                                     2,000       1,984
 (TXU Electric Company Project), Series 2001C, 5.50% 2022
  (Put 2011)
City of San Antonio:
 General Improvement and Ref. Bonds, Series 2001, 5.00% 2010                              2,000       2,100
 Tax-Exempt Obligations,  5.00% 2009                                                      2,000       2,093
 Electric and Gas Systems Rev. Ref. Bonds:
  Series 1997, 5.30% 2011                                                                 3,500       3,667
  Series 1998B, 5.125% 2009                                                               2,455       2,597
San Antonio Independent School Dist., Unlimited Tax School                                1,000         992
 Building Bonds, Series 2001A, 4.25% 2011
Socorro Independent School Dist. (El Paso County), Unlimited                              1,255       1,326
 Tax School Building Ref. Bonds, Series 2001, 5.00% 2009
Tarrant County, Health Facs. Dev. Corp., Health Resources                                 1,000       1,054
 Systems Rev. Bonds, Series 1997A, MBIA Insured, 5.50% 2007
Board of Regents of the Texas A&M University System, Rev.                                 2,000       2,105
 Fncg. System Bonds, 5.10% 2010
Board of Regents of The University of Texas System, Rev.
 Fncg. System Bonds:
 Series 1996B, 5.00% 2011                                                                 2,000       2,081
 Series 2001B, 5.00% 2011                                                                 1,150       1,209


Utah  -  0.55%
Housing Fin. Agcy. (Federally Insured or Guaranteed
 Mortgage Loans):
 Single Family Mortgage Bonds, AMT:
  1998 Issue D-2, 5.25% 2012                                                                285         291
  1998 Issue E-1, 5.25% 2012                                                                305         312
  1998 Issue F-2, 4.25% 2008                                                              1,260       1,267
 Single Family Mortgage Purchase Ref. Bonds, Series 1996,                                   395         417
  5.45% 2004


Vermont  -  0.63%
Educational and Health Buildings Fncg. Agcy., Hospital Rev.                               2,500       2,619
 Bonds (Medical Center Hospital of Vermont Project),
 Series 1993, FGIC Insured, 5.75% 2007


Virginia  -  1.05%
Housing Dev. Auth., AMT:
 Commonwealth Mortgage Bonds, 2000 Series A-1, 5.55% 2008                                 1,175       1,257
 Rental Housing Bonds, 2000 Series D, 5.50% 2008                                          1,070       1,143
Industrial Dev. Auth. of the City of Norfolk, Hospital Rev.                               1,000       1,061
 Bonds (Daughters of Charity National Health System DePaul
 Medical Center), Series 1992A, 6.50% 2007 (Escrowed to
 Maturity)
Pocahontas Parkway Association, Route 895 Connector Toll                                  1,000         905
 Road Rev. Bonds, Senior Current Interest Bonds, Series
 1998A, 5.25% 2007


Virgin Islands  -  1.18%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund                                     4,765       4,929
 Loan Notes), Series 1998A, 5.20% 2010


Washington  -  5.37%
Various Purpose G.O. Bonds, Series 2000B, 6.00% 2010                                      1,130       1,261
Health Care Facs. Auth., Weekly Rate Demand Rev. Bonds                                    1,000       1,100
 (Virginia Mason Medical Center), 1997 Series A, MBIA
 Insured, 6.00% 2006
Catholic Health Initiatives, Series 1997A, MBIA Insured,                                  1,000       1,043
 5.10% 2010
Public Power Supply System, Nuclear Project No. 2 Ref.
 Rev. Bonds:
 Series 1997B, 5.50% 2006                                                                 1,000       1,077
 Series 1998A, 5.00% 2005                                                                 1,000       1,054
King County, Limited Tax G.O. Bonds:
 1991 Series A, 5.00% 2009                                                                2,500       2,603
 Baseball Stadium, 1997 Series D, 5.60% 2009                                              3,710       4,039
Port of Seattle, Rev. Bonds, Series 2001B, FGIC
 Insured, AMT:
 5.50% 2009                                                                               1,605       1,712
 5.50% 2010                                                                               3,000       3,193
Snohomish County, Limited Tax G.O. Bonds, 2001, 5.00% 2010                                5,015       5,284


Wisconsin  -  2.18%
Health and Educational Facs. Auth.:
 Rev. Bonds:
  Froedtert & Community Health Obligated Group,                                           1,935       2,032
 Series 2001, 5.65% 2009
  The Monroe Clinic, Inc., Series 1999, 4.60% 2008                                        1,010       1,004
 Var. Rate Hospital Rev. Bonds (Charity Obligated Group,                                  3,395       3,621
  Daughters of Charity National Health System), Series
  1997D, 4.90% 2015 (Preref. 2005/Put 2005)
City of Milwaukee, G.O. Corporate Purpose Bonds,                                          2,200       2,403
 Series R, 5.50% 2010

                                                                                                    394,646





Short-Term Securities  -  4.03%

Gulf Coast Waste Disposal Auth., Texas, Pollution Control                                 1,100       1,100
 Rev. Ref. Bonds (Amoco Oil Company Project), Series 1992,
 1.40% 2017 /2/
City of Houston, Texas, Tax and Rev. Anticipation Notes,                                  1,500       1,513
 Series 2001, 3.50% 6/28/2002
State of Kentucky, Asset/Liability Commission, General                                    1,000       1,010
 Fund Tax and Rev. Anticipation Notes, 2001 Series A,
 4.00% 6/26/2002
State of Missouri, Health and Educational Facs. Auth.,                                      500         500
 Health Facs. Adjustable Demand Rev. Bonds (Barnes
 Hospital Project), Series 1985B, 1.30% 2015 /2/
State of New Mexico, 01-02 Tax and Rev. Anticipation Notes,                               2,000       2,021
 Series 2001, 4.00% 6/28/2002
City of New York, G.O. Bonds, Fiscal 1994 Series B,                                       2,500       2,500
 Subseries B-2, 1.40% 2020 /2/
State of Texas, Tax and Rev. Anticipation Notes,                                          3,500       3,547
 Series 2001A, 3.75% 8/29/2002
City of Valdez, Alaska, Marine Terminal Ref. Rev.
 Bonds: /2/
 ExxonMobil Project, Series 2001, 1.40% 2031                                              1,200       1,200
 Exxon Pipeline Company Project, 1993 Series A, 1.40% 2033                                2,400       2,400
State of Wyoming, General Fund Tax and Rev. Anticipation                                  1,000       1,008
 Notes, Series 2001A, 3.50% 6/27/2002

                                                                                                     16,799

TOTAL INVESTMENT SECURITIES (cost: $405,553,000)                                                    411,445
Excess of cash and receivables over payables                                                          5,113

NET ASSETS                                                                                         $416,558

/1/ Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers; resale to the public may require registration.
/2/ Coupon rate may change periodically;
 the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements.


Agcy. - Agency
AMT - Alternative Minimum Tax
Auth. - Authority
Cert. of Part. - Certificates of Participation
Dept. - Department
Dev. - Development
Dist. - District
Econ. - Economic
Fac. - Facility
Facs. - Facilities
Fin. - Finance
Fncg. - Financing
G.O. - General Obligation
Preref. - Prerefunded
Ref. - Refunding
Rev. - Revenue

Limited Term Tax-Exempt Bond Fund of America
Financial statements

Statement of assets and liabilities                                                            Unaudited
at January 31, 2002                                                          (dollars in thousands)

Assets:
 Investment securities at market
  (cost: $405,553)                                                                              $411,445
 Receivables for -
  Sales of investments                                                            $1,267
  Sales of fund's shares                                                           3,836
  Interest                                                                         5,397          10,500
                                                                                                 421,945

Liabilities:
 Payables for -
  Bank overdraft                                                                     350
  Purchases of investments                                                         2,958
  Repurchases of fund's shares                                                     1,389
  Dividends on fund's shares                                                         437
  Management services                                                                106
  Other expenses                                                                     147           5,387
Net assets at January 31, 2002                                                                  $416,558

 Shares of beneficial interest issued and outstanding -
  unlimited shares authorized
 Class A shares:
  Net assets                                                                                    $387,194
  Shares outstanding                                                                          25,817,172
  Net asset value per share                                                                       $15.00
 Class B shares:
  Net assets                                                                                      $6,939
  Shares outstanding                                                                             462,724
  Net asset value per share                                                                       $15.00
 Class C shares:
  Net assets                                                                                     $16,089
  Shares outstanding                                                                           1,072,771
  Net asset value per share                                                                       $15.00
 Class F shares:
  Net assets                                                                                      $6,336
  Shares outstanding                                                                             422,465
  Net asset value per share                                                                       $15.00

See Notes to Financial Statements.

Statement of operations                                                                        Unaudited
for the six months ended January 31, 2002                                    (dollars in  thousands)
Investment income:
 Income:
  Interest                                                                                        $8,508

 Expenses:
  Management services fee                                                           $587
  Distribution expenses - Class A                                                    529
  Distribution expenses - Class B                                                     22
  Distribution expenses - Class C                                                     45
  Distribution expenses - Class F                                                      4
  Transfer agent fee - Class A                                                        31
  Transfer agent fee - Class B                                                          -
  Administrative services fees - Class C                                               7
  Administrative services fees - Class F                                               3
  Reports to shareholders                                                             37
  Registration statement and prospectus                                               74
  Postage, stationery and supplies                                                     8
  Trustees' fees                                                                      10
  Auditing and legal fees                                                             41
  Custodian fee                                                                        4
  Other expenses                                                                       1           1,403
 Net investment income                                                                             7,105

Realized gain and unrealized
 depreciation on investments:
 Net realized gain                                                                                   343
 Net unrealized depreciation on investments                                                       (2,912)
  Net realized gain and
   unrealized depreciation on investments                                                         (2,569)
 Net increase in net assets resulting
  from operations                                                                                 $4,536

See Notes to Financial Statements.







Statement of changes in net assets                                           (dollars in  thousands)

                                                                              Six months            Year
                                                                                   ended           ended
                                                                             January 31,        July 31,
                                                                                2002 /1/             2001
Operations:
 Net investment income                                                            $7,105         $11,327
 Net realized gain on investments                                                    343             396
 Net unrealized (depreciation) appreciation
  on investments                                                                  (2,912)         11,802
  Net increase in net assets
   resulting from operations                                                       4,536          23,525

Dividends paid to shareholders:
 Dividends from net investment income:
  Class A                                                                         (6,817)        (11,306)
  Class B                                                                            (69)            (46)
  Class C                                                                           (132)            (17)
  Class F                                                                            (57)             (5)
   Total dividends                                                                (7,075)        (11,374)

Capital share transactions:
 Proceeds from shares sold                                                       164,078         141,223
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                                4,932           8,134
 Cost of shares repurchased                                                      (63,742)       (106,055)
  Net increase in net assets resulting
   from capital share transactions                                               105,268          43,302
Total increase in net assets                                                     102,729          55,453

Net assets:
 Beginning of period                                                             313,829         258,376
 End of period (including
  undistributed net investment income:
  $183 and $153, respectively)                                                  $416,558        $313,829

/1/ Unaudited.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                        (unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in fixed-income securities with effective maturities between three and 10 years.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued on the basis of effective maturity; that is the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On August 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in accounting principles generally accepted in the United States of America for mutual funds. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the Statement of Operations.
Therefore, the undistributed net investment income amount is primarily composed of these adjustments which were based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of January 31, 2002, the cost of investment securities for book and federal income tax reporting purposes was $405,553,000. Net unrealized appreciation on investments aggregated $5,892,000; $9,117,000 related to appreciated securities and $3,225,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended January 31, 2002. The fund had available at July 31, 2001, a net capital loss carryforward totaling $2,795,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $587,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended January 31, 2002, the management services fee was equivalent to an annualized rate of 0.318% of average daily net assets. Effective September 1, 2001, CRMC voluntarily reduced management fees to 0.30% of the first $60 million of daily net assets and 0.15% of such assets in excess of $60 million. The gross investment income portion of the fee was unchanged.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. There were no fee reductions for the six months ended January 31, 2002.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the six months ended January 31, 2002, aggregate distribution expenses were limited to $529,000, equivalent to an annualized rate of 0.30% of average daily net assets attributable to Class A shares. As of January 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $864,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended January 31, 2002, aggregate distribution expenses were $22,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended January 31, 2002, aggregate distribution expenses were $45,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended January 31, 2002, aggregate distribution expenses were $4,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of January 31, 2002, aggregate distribution expenses payable to AFD for all share classes were $105,000.

AFD received $163,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended January 31, 2002. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $31,000 was incurred during the six months ended January 31, 2002, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of January 31, 2002, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $4,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended January 31, 2002, total fees under the agreement were $10,000. As of January 31, 2002, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $3,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1994, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of January 31, 2002, the cumulative amount of these liabilities was $34,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND TRUSTEES - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $117,207,000 and $18,368,000, respectively, during the six months ended January 31, 2002.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended January 31, 2002, the custodian fee of $4,000 includes $2,000 that was paid by these credits rather than in cash.

As of January 31, 2002, net assets consisted of the following:

                                                                             (dollars in thousands)
Capital paid in on shares of beneficial interest                                               $412,935
Undistributed net investment income                                                                 183
Accumulated net realized loss                                                                    (2,452)
Net unrealized appreciation                                                                       5,892
Net assets                                                                                     $416,558

Capital share transactions in the fund were as follows:



                                                                             Six Months      Six Months
                                                                                  Ended           Ended
                                                                            January 31,     January 31,
                                                                                    2002            2002
                                                                           Amount (000)          Shares
Class A shares:
  Sold                                                                       $  139,173       9,211,525
  Reinvestment of dividends and distributions                                     4,729         313,492
  Repurchased                                                                   (60,114)     (3,990,295)
   Net increase in Class A                                                       83,788       5,534,722
Class B shares:
  Sold                                                                            4,824         319,916
  Reinvestment of dividends and distributions                                        56           3,709
  Repurchased                                                                      (396)        (26,305)
   Net increase in Class B                                                        4,484         297,320
Class C shares: /1/
  Sold                                                                           13,105         868,666
  Reinvestment of dividends and distributions                                        99           6,586
  Repurchased                                                                    (1,024)        (68,404)
   Net increase in Class C                                                       12,180         806,848
Class F shares: /1/
  Sold                                                                            6,976         463,651
  Reinvestment of dividends and distributions                                        48           3,181
  Repurchased                                                                    (2,208)       (146,541)
   Net increase in Class F                                                        4,816         320,291
Total net increase in fund                                                   $  105,268       6,959,181






                                                                             Year Ended      Year Ended
                                                                               July 31,        July 31,
                                                                                    2001            2001
                                                                           Amount (000)          Shares
Class A shares:
  Sold                                                                       $  132,019       8,952,431
  Reinvestment of dividends and distributions                                     8,078         547,212
  Repurchased                                                                  (104,121)     (7,077,728)
   Net increase in Class A                                                       35,976       2,421,915
Class B shares:
  Sold                                                                            3,709         251,676
  Reinvestment of dividends and distributions                                        40           2,738
  Repurchased                                                                    (1,921)       (130,017)
   Net increase in Class B                                                        1,828         124,397
Class C shares: /1/
  Sold                                                                            3,959         265,097
  Reinvestment of dividends and distributions                                        12             829
  Repurchased                                                                       -                (3)
   Net increase in Class C                                                        3,971         265,923
Class F shares: /1/
  Sold                                                                            1,536         102,759
  Reinvestment of dividends and distributions                                         4             310
  Repurchased                                                                       (13)           (895)
   Net increase in Class F                                                        1,527         102,174
Total net increase in fund                                                   $   43,302       2,914,409


/1/ Class C and Class F shares were not
 offered before March 15, 2001.

Per-share data and ratios

                                                                       Class A     Class A     Class A
                                                                    Six months        Year        Year
                                                                         ended       ended       ended
                                                                   January 31,    July 31,    July 31,
                                                                   2002/1/,/2/         2001        2000
Net asset value, beginning of period                                    $15.08      $14.43      $14.62

 Income from investment operations:
  Net investment income                                                .30 /3/     .62 /3/     .73 /3/

  Net (losses) gains on securities (both                              (.08)/3/     .65 /3/    (.30)/3/
 realized and unrealized)

   Total from investment operations                                        .22        1.27         .43

 Less distributions:
  Dividends (from net investment income)                                  (.30)       (.62)       (.62)


Net asset value, end of period                                          $15.00      $15.08      $14.43

Total return /4/                                                          1.44%       8.99%       3.09%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                  $387        $306        $258

 Ratio of expenses to average net assets                               .73%/5/     .75%/6/     .75%/6/

 Ratio of net income to average net assets                            3.88%/5/        4.18%       5.08%






                                                                       Class A     Class A     Class A
                                                                          Year        Year        Year
                                                                         ended       ended       ended
                                                                      July 31,    July 31,    July 31,
                                                                           1999        1998        1997
Net asset value, beginning of period                                    $14.85      $14.79      $14.36

 Income from investment operations:
  Net investment income                                                    .61         .66         .68

  Net (losses) gains on securities (both                                  (.23)        .06         .43
 realized and unrealized)

   Total from investment operations                                        .38         .72        1.11

 Less distributions:
  Dividends (from net investment income)                                  (.61)       (.66)       (.68)


Net asset value, end of period                                          $14.62      $14.85      $14.79

Total return /4/                                                          2.59%       4.94%       7.96%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                  $283        $227        $203

 Ratio of expenses to average net assets                               .75%/6/     .75%/6/     .75%/6/

 Ratio of net income to average net assets                                4.12%       4.40%       4.70%




                                                                       Class B     Class B     Class B
                                                                    Six months        Year   March 15,
                                                                         ended       ended          to
                                                                   January 31,    July 31,    July 31,
                                                                   2002/1/,/2/         2001   2000 /1/
Net asset value, beginning of period                                    $15.08      $14.43      $14.27

 Income from investment operations: /3/
  Net investment income                                                    .23         .48         .24

  Net (losses) gains on securities (both                                  (.08)        .69         .13
 realized and unrealized)

   Total from investment operations                                        .15        1.17         .37

 Less distributions:
  Dividends (from net investment income)                                  (.23)       (.52)       (.21)

Net asset value, end of period                                          $15.00      $15.08      $14.43

Total return /4/                                                          1.01%       8.24%       2.59%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                    $7          $2          $1

 Ratio of expenses to average net assets                              1.47%/5/    1.59%/6/    .61% /6/

 Ratio of net income to average net assets                            3.05%/5/        3.24%       1.84%





                                                                       Class C     Class C
                                                                    Six months   March 15,
                                                                         ended          to
                                                                   January 31,    July 31,
                                                                   2002/1/,/2/    2001 /1/
Net asset value, beginning of period                                    $15.08      $14.92

 Income from investment operations: /3/
  Net investment income                                                    .22         .15

  Net (losses) gains on securities (both                                  (.08)        .17
 realized and unrealized)

   Total from investment operations                                        .14         .32

 Less distributions:
  Dividends (from net investment income)                                  (.22)       (.16)

Net asset value, end of period                                          $15.00      $15.08

Total return /4/                                                           .95%       2.14%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                   $16          $4

 Ratio of expenses to average net assets                              1.60%/5/         .75%

 Ratio of net income to average net assets                            2.94%/5/        1.05%






                                                                       Class F     Class F
                                                                    Six months   March 15,
                                                                         ended          to
                                                                   January 31,    July 31,
                                                                   2002/1/,/2/    2001 /1/
Net asset value, beginning of period                                    $15.08      $14.92

 Income from investment operations: /3/
  Net investment income                                                    .27         .16

  Net (losses) gains on securities (both                                  (.08)        .19
 realized and unrealized)

   Total from investment operations                                        .19         .35

 Less distributions:
  Dividends (from net investment income)                                  (.27)       (.19)

Net asset value, end of period                                          $15.00      $15.08

Total return /4/                                                          1.28%       2.34%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                    $7          $2

 Ratio of expenses to average net assets                              .92% /5/         .60%

 Ratio of net income to average net assets                            3.67%/5/        1.18%




Supplemental data - all classes
                                                                    Six months        Year        Year
                                                                         ended       ended       ended
                                                                   January 31,    July 31,    July 31,
                                                                   2002/1/,/2/         2001        2000
Portfolio turnover rate                                                   5.28%      21.42%      34.38%




Supplemental data - all classes
                                                                          Year        Year        Year
                                                                         ended       ended       ended
                                                                      July 31,    July 31,    July 31,
                                                                           1999        1998        1997
Portfolio turnover rate                                                  17.00%      34.07%      31.89%




/1/ Based on operations for the period shown and, accordingly, not representative of a full year
 (unless otherwise noted).
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized.
/6/ Had CRMC not waived management services fees, the fund's expense ratio would have been 0.80%, 0.81%, 0.77%, 0.83%, and 0.83% for the fiscal years ended 2001, 2000, 1999,
 1998, and 1997, respectively, for
 Class A and 1.60% and 0.71% for
 the fiscal years ended 2001 and 2000,
 respectively, for Class B.

The Tax-Exempt Bond Fund of America, Inc.
Investment Portfolio, August 31, 2001



                                                                                      Principal       Market
                                                                                         Amount        Value
Fixed Income Securities  -  93.73%                                                        (000)        (000)
Alabama  -  0.51%
Public School and College Auth., Capital Improvement                                       5,255        5,766
 Pool Bonds, Series 2001-A, 5.625% 2015
Health Care Auth. of Lauderdale County and the                                             1,150        1,269
 City of Florence, Coffee Health Group, Series
 2000-A Bonds, MBIA Insured, 5.50% 2009
Jefferson County, Sewer Rev. Capital Improvement                                           2,865        2,862
 Warrants, Series 1999A, FGIC Insured, 5.125% 2029
21st Century Auth., Tobacco Settlement Rev. Bonds,                                         1,500        1,548
 Series 2000, 5.75% 2020


Alaska  -  1.40%
Housing Fin. Corp., Collateralized Bonds                                                   1,815        1,868
 (Veterans Mortgage Program), Series 1992A-1, 6.75% 2032
Municipality of Anchorage:
 1995 G.O. Ref. General Purpose Bonds, Series B,                                           2,895        3,374
 FGIC Insured, 6.00% 2012
 Municipal Light & Power, Senior Lien Ref. Electric                                        5,000        6,082
 Rev. Bonds, Series 1996, MBIA Insured, 6.50% 2014
North Slope Borough, G.O. Bonds, Series 1997A,                                            10,935        8,292
 MBIA Insured, 0% 2008
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds, Series 2000:
 5.60% 2010                                                                                1,000        1,078
 5.70% 2011                                                                                4,890        5,268
 5.80% 2012                                                                                4,785        5,153
 5.375% 2021                                                                                 500          506


Arizona  -  0.39%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare                                        3,655        3,843
 West), Series 1999A, 6.125% 2009
State Transportation Board, Subordinated Highway                                           1,850        1,939
 Rev. Bonds, Series 1992B, 6.50% 2008 (Preref. 2002)
Industrial Dev. Auth. of the County of Maricopa,                                           2,850        2,916
 Health Fac. Rev. Bonds (Catholic Healthcare West
 Project), 1998 Series A, 5.25% 2006


California  -  5.86%
Educational Facs. Auth., Rev. Bonds, Stanford                                              3,000        3,120
 University, Series N, 5.35% 2027
Housing Fin. Agcy., Single Family Mortgage
 Bonds, 1997 Series C-4, Class I:
 5.10% 2007                                                                                1,565        1,673
 5.20% 2009                                                                                1,155        1,238
Public Works Board, Lease Rev. Bonds, California                                           1,315        1,480
 Community Colleges, 1994 Series B (Various
 Community College Projects), 7.00% 2007 (Preref. 2004)
Statewide Communities Dev. Auth., Apartment Dev. Rev.                                      4,000        4,081
 Ref. Bonds (Irvine Apartment Communities, LP),
 Series 1998A-3, 5.10% 2025 (Put 2010)
City of Antioch, Public Fncg. Auth., 1998 Reassessment                                     1,475        1,553
 Rev. Bonds, Subordinated Series B, 5.85% 2015
Association of Bay Area Governments, Fin. Auth. For
 Nonprofit Corps., Ref. Rev. Cert. of Part.:
 (American Baptist Homes of the West Facs.
 Project), Series 1997B:
  5.50% 2007                                                                               1,210        1,183
  6.20% 2027                                                                               1,545        1,408
 (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                    2,000        2,041
Bonita Canyon Public Facs. Fncg. Auth., Community Facs.                                    3,500        3,384
 Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028
Central Valley Fncg. Auth., Cogeneration Project                                           1,000        1,085
 Rev. Bonds (Carson Ice-Gen Project), Series 1993,
 6.10% 2013 (Preref. 2003)
County of El Dorado, Community Facs. Dist. No. 1992-1                                        985        1,027
 (El Dorado Hills Dev.), Series 1999 Special Tax
 Bonds, 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special                                      2,000        2,185
 Tax Bonds, Series 1999, 7.00% 2024
City of Fontana, Community Facs. Dist. No. 12 (Sierra                                      1,000        1,073
 Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine, Limited Obligation Improvement Bonds:
 Assessment Dist. No. 94-13 (Oak Creek), Group One, 5.50% 2022                             2,000        1,989
 Assessment Dist. No. 94-13 (Oak Creek), Group Two, 6.00% 2022                             1,250        1,282
 Assessment Dist. No. 95-12, Group Three, 5.50% 2021                                       2,740        2,732
 Assessment Dist. No. 97-17 (Northwood), Group One, 6.00% 2023                             1,500        1,547
City of Long Beach:
 Aquarium of the Pacific, Rev. Bonds (Aquarium of
 the Pacific Project), 1995 Series A:
  6.10% 2010 (Preref. 2005)                                                                4,000        4,527
  6.125% 2015 (Preref. 2005)                                                               5,000        5,664
  6.125% 2023 (Preref. 2005)                                                              12,500       14,159
  MBIA Insured, 6.125% 2023 (Preref. 2005)                                                 2,000        2,265
 Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of                                       2,150        2,399
 the Pacific Project), Series 2001, AMBAC Insured, 5.50% 2015
City of Los Angeles:
 Community Redev. Agcy., Central Business Dist. Redev.                                     2,000        2,008
 Project, Tax Allocation Ref. Bonds, Series I, 5.00% 2001
 Regional Airports Improvement Corp., Facs. Lease Ref.
 Rev. Bonds (L.A. Intl. Airport):
  Delta Air Lines, Inc., Issue of 1996, 6.35% 2025                                         2,500        2,561
  United Air Lines, Inc., Issue of 1992, 6.875% 2012                                       2,000        2,053
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. (Marina
 del Rey), 1993 Series A:
  6.25% 2003                                                                               2,400        2,497
  6.50% 2008                                                                               4,750        5,031
 Los Angeles Community College Dist., G.O. Bonds, 2001                                    10,500       11,611
 Election, Series A, 5.50% 2016
County of Orange, Aliso Viejo Special Tax Bonds of
 Community Facs. Dist. No. 88-1, Series A of 1992:
 7.15% 2006 (Preref. 2002)                                                                 2,000        2,130
 7.35% 2018 (Preref. 2002)                                                                 2,000        2,133
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev.                                       465          465
 Bonds, 1993 Series A, 5.70% 2001
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,                                       3,085        3,363
 Special Tax Bonds, Series 1999, 6.00% 2011
 North Central Roseville Community Facs. Dist.
 No. 1, Special Tax Ref. Bonds, Series 1999:
  5.30% 2007                                                                               2,865        3,034
  5.80% 2017                                                                               3,500        3,567
 Woodcreek West Community Facs. Dist. No. 1,                                               1,465        1,591
 Special Tax Bonds, Series 1999, 6.50% 2015
Sacramento Cogeneration Auth., Cogeneration Project
 Rev. Bonds (Procter & Gamble Project), 1995 Series:
 6.00% 2003                                                                                2,200        2,299
 6.375% 2010                                                                                 500          541
 6.375% 2010 (Preref. 2005)                                                                  500          576
County of Sacramento, Laguna Creek Ranch/Elliott                                             500          526
 Ranch Community Facs. Dist. No. 1, Improvement Area
 No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021
County of San Bernardino Housing Auth., Multifamily                                        1,500        1,535
 Housing Rev. Ref. Bonds (Equity Residential/Redlands
 Lawn & Tennis Apartments), Issue 1999A, 5.20% 2029 (Put 2009)
County of San Diego, Reassessment Dist. No. 97-1                                             995        1,031
 (4-S Ranch), Limited Obligation Improvement
 Bonds, 6.25% 2012
San Marcos Public Facs. Auth., Ref. Rev. Bonds,                                            3,000        3,006
 Series 1998, 5.80% 2027
San Marcos Unified School Dist., Community Facs.                                           3,150        3,112
 Dist. No. 5 (Rancho Carrillo), Series 1999
 Special Tax Bonds, 5.60% 2029
Community Facs. Dist. No. 99-1 (Talega) of the                                             1,195        1,273
 Santa Margarita Water Dist., Series 1999
 Special Tax Bonds, 6.10% 2014
South Tahoe Joint Powers Fncg. Auth., Subordinate
 Bond Anticipation Notes (South Tahoe Redev.
 Project Area No. 1):
 Series 1999A, 7.30% 2007                                                                  7,000        7,364
 Series 1999B, 7.30% 2007                                                                  1,905        2,004
The Regents of the University of California,                                               2,000        2,053
 Various University of California Projects,
 1993 Series A, 5.50% 2021
Washington Township Health Care Dist., Rev.                                                1,300        1,336
 Bonds, Series 1999, 5.00% 2014


Colorado  -  4.35%
Health Facs. Auth., Hospital Rev. Bonds (PorterCare                                        3,800        4,027
 Adventist Health System Project), Series 2001, 6.50% 2031

Housing and Fin. Auth.:
 Multi-family Housing Insured Mortgage Rev. Bonds:
  1982 Series A, 9.00% 2025                                                                1,515        1,519
  1997 Series C-3, 5.65% 2015                                                              1,300        1,300
 Single Family Housing Program Senior and Subordinate Bonds:
  1997 Series:
   A-3, 7.00% 2016                                                                         1,270        1,359
   B-3, 6.80% 2028                                                                           740          798
   C-3, 6.75% 2017                                                                           840          915
  1998 Series:
   B-3, 6.55% 2025                                                                         4,580        4,958
   D-3, 6.125% 2023                                                                        1,920        2,096
Arapahoe County, Capital Improvement Trust Fund
 Highway Rev. Bonds (E-470 Project):
 6.90% 2015 (Preref. 2005)                                                                 2,500        2,920
 6.95% 2020 (Preref. 2005)                                                                17,500       20,468
City and County of Denver, Airport System Rev.
 Bonds, Series 1992A:
 7.25% 2025 (Preref. 2002)                                                                 5,590        6,012
 7.25% 2025 (Preref. 2002)                                                                14,210       15,283
E-470 Public Highway Auth. Senior Rev. Bonds,                                              7,500          680
 Series 2000B (Capital Appreciation Bonds), 0% 2034
Eagle County, Bachelor Gulch Metropolitan Dist.,                                           3,400        3,582
 G.O. Bonds, Series 1999, 6.70% 2019
EagleBend Affordable Housing Corp., Multi-family
 Housing Project Rev. Ref. Bonds, Series 1997A:
 6.40% 2017                                                                                1,000        1,001
 6.45% 2021                                                                                2,175        2,168
EagleBend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds, Series 1998A:
 6.35% 2014                                                                                1,065        1,073
 6.63% 2039                                                                                2,000        1,966
Metropolitan Football Stadium Dist., Capital
 Appreciation Sales Tax Rev. Bonds, MBIA Insured:
 Series 1999A:
  0% 2008                                                                                  2,675        2,074
  0% 2011                                                                                  2,600        1,729
  0% 2012                                                                                  4,700        2,956
 Series 1999B, 0% 2006                                                                     4,000        3,417
Northwest Parkway Public Highway Auth., Rev.                                               2,800        2,885
 Bonds, Series 2001D, 7.125% 2041
Rampart Range Metropolitan Dist. No. 1 (City of                                            5,415        5,420
 Lone Tree), Rev. Bonds (Rampart Range Metropolitan
 Dist. No. 2 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County),                                              7,310        7,411
 Limited Tax G.O. Bonds, Series 2001, 7.50% 2031


Connecticut  -  0.85%
G.O. Bonds, 2001 Series B, 5.375% 2016                                                     1,900        2,055
Dev. Auth., Pollution Control Rev. Ref. Bonds (The                                         5,025        5,161
 Connecticut Light and Power Co. Project), Series
 1993A, 5.85% 2028
Health and Educational Fac. Auth., Rev. Bonds,                                             1,800        1,856
 University of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev.
 Bonds, 1996 Series A:  (1)
 6.25% 2002 (Escrowed to Maturity)                                                         1,000        1,038
 6.375% 2004 (Escrowed to Maturity)                                                        1,985        2,185
 6.50% 2005 (Escrowed to Maturity)                                                         1,490        1,681
 6.40% 2011                                                                                2,025        2,206
 6.40% 2011 (Preref. 2007)                                                                 2,470        2,881


Delaware  -  0.04%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula                                     1,000        1,024
 United Methodist Homes, Inc. Issue), Series 1997A,
 6.00% 2009


District of Columbia  -  0.98%
G.O. Bonds:
 Series 1993A, AMBAC Insured, 5.875% 2005                                                  2,125        2,332
 (Escrowed to Maturity)
 Series 1993 B-1, AMBAC Insured, 5.50% 2009                                                1,500        1,651
Convention Center Auth. (Washington D.C.), Senior                                          5,750        5,439
 Lien Dedicated Tax Rev. Bonds, Series 1998,
 AMBAC Insured, 4.75% 2028
Hospital Rev. Ref. Bonds:
 Medlantic Healthcare Group, Inc. Issue,                                                   1,030        1,068
 Series 1992B, 6.50% 2002 (Escrowed to Maturity)
 Washington Hospital Center Issue, Series 1992A,                                           1,170        1,225
 7.00% 2005 (Preref. 2002)
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington
 Hospital Center Projects):
 Series 2001B, 6.625% 2031 (Put 2005)                                                      4,000        4,191
 Series 2001D, 6.875% 2031 (Put 2007)                                                      5,000        5,336
Redev. Land Agcy., Sports Arena Special Tax Rev.                                             785          787
 Bonds, Series 1996, 5.625% 2010


Florida  -  4.51%
Arbor Greene Community Dev. Dist. (City of Tampa,
 Hillsborough County), Special Assessment Rev. Bonds:
 Series 1996, 7.60% 2018                                                                     915          981
 Series 1998, 5.75% 2006                                                                     375          379
 Series 2000, 6.50% 2007                                                                     805          825
Capital Region Community Dev. Dist. (Tallahassee),                                         1,000        1,021
 Capital Improvement Rev. Bonds, Series 2001A-2,
 6.85% 2031
Championsgate Community Dev. Dist., Capital                                                1,515        1,487
 Improvement Rev. Bonds, Series 1998B, 5.70% 2005
The Crossings at Fleming Island Community Dev.
 Dist. (Clay County), Special Assessment Bonds:
 Series 1995, 8.25% 2016 (Preref. 2005)                                                    1,020        1,201
 Series 2000C,  7.10% 2030                                                                 7,000        7,418
Fishhawk Community Dev. Dist. (Hillsborough County),                                       3,000        3,068
 Special Assessment Rev. Bonds, Series 2000, 6.65% 2007
Fleming Island Plantation Community Dev. Dist.                                             3,000        3,227
 (Clay County), Series 2000B (Long Term), 7.375% 2031
The Groves Community Dev. Dist. (Pasco County),                                            1,170        1,192
 Special Assessment Rev. Bonds, Series 2000B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough                                              1,500        1,508
 County), Capital Improvement Rev. Bonds,
 Series 2001B, 6.35% 2010
Harbour Lake Estates Community Dev. Dist. (Miramar),                                       3,500        3,538
 Special Assessment Bonds, Series 2001, 6.40% 2006
Heritage Harbor Community Dev. Dist. Rev.                                                  1,475        1,481
 Bonds, Series B, 6.00% 2003
Heritage Palms Community Dev. Dist. (Fort Myers),
 Capital Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                                     850          848
 Series 1999, 6.25% 2004                                                                   3,470        3,513
Heritage Pines Community Dev. Dist. (Pasco County),                                        2,550        2,528
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                                      1,540        1,556
 Capital Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lake Ashton Community Dev. Dist. (City of Lake Wales,
 Polk County), Capital Improvement Rev. Bonds:
 Series 2001A, 7.40% 2032                                                                  1,000        1,025
 Series 2001B, 6.40% 2011                                                                  2,750        2,792
Lake Powell Residential Golf Community Dev. Dist.                                          3,720        3,788
 (Bay County), Special Assessment Rev. Bonds,
 Series 2000B, 7.00% 2010
Lakewood Ranch Community Dev. Dist. 5 (Manatee County),                                    1,250        1,246
 Special Assessment Rev. Bonds, Series 2001B, 6.00% 2011
Lee County Industrial Dev. Auth., Healthcare Facs.
 Rev. Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida,
 Inc. Project):
  5.80% 2006                                                                               1,005        1,019
  6.25% 2017                                                                               5,550        5,092
 Series 1999A (Shell Point/Alliance Obligated
 Group, Shell Point Village Project):
  5.25% 2006                                                                               1,150        1,163
  5.50% 2010                                                                               1,500        1,495
  5.75% 2012                                                                               1,360        1,365
  5.75% 2013                                                                               1,840        1,839
  5.75% 2015                                                                               1,575        1,549
  5.50% 2021                                                                               1,550        1,395
  5.50% 2029                                                                               2,000        1,757
Marshall Creek Community Dev. Dist. (St. Johns County),
 Special Assessment Bonds:
 Series 2000A, 7.65% 2032                                                                  4,000        4,219
 Series 2000B, 6.75% 2007                                                                  2,080        2,146
Meadow Pointe II, Community Dev. Dist. (Pasco County),
 Capital Improvement Rev. Bonds:
 Series 1998A, 5.25% 2003                                                                    160          161
 Series 1998B, 5.50% 2005                                                                    845          849
Meadow Pointe III, Community Dev. Dist. (Pasco County),                                    1,480        1,491
 Capital Improvement Rev. Bonds, Series 2001-1,
 5.90% 2006
Miami-Dade County Health Facs. Auth., Hospital Rev.                                        5,495        6,020
 Ref. Bonds, Series 2001A (Miami Children's Hospital
 Project), AMBAC Insured, 5.625% 2016
Mid-Bay Bridge Auth., Rev. Ref. Bonds:
 Series 1991B, 8.50% 2022 (Subject to Crossover                                            2,000        2,069
 Refunding)
 Series 1993D, 6.10% 2022                                                                    500          518
North Broward Hospital Dist., Improvement Rev.                                             2,500        2,613
 Bonds, Series 2001, 6.00% 2031
Northern Palm Beach County Improvement Dist.,
 Water Control and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                                 910          988
  7.30% 2027                                                                               1,500        1,613
 Unit of Dev. No. 9B, Series 1999:
  5.85% 2013                                                                                 950          977
  6.00% 2029                                                                               2,200        2,226
North Springs Improvement Dist. Special Assessment                                           220          222
 Bonds (Parkland Isles Project), Series 1997B,
 6.25% 2005
City of Orlando, Special Assessment Rev. Bonds
 (Conroy Road Interchange Project), Series 1998A:
 5.50% 2010                                                                                1,000          999
 5.80% 2026                                                                                2,000        1,920
River Ridge Community Dev. Dist. (Lee County),                                               700          707
 Capital Improvement Rev. Bonds, Series 1998, 5.75% 2008
Sampson Creek Community Dev. Dist. (St. Johns County),                                     2,750        2,825
 Capital Improvement Rev. Bonds, Series 2000A,
 6.95% 2031
Stoneybrook West Community Dev. Dist. (City of
 Winter Garden, Orange County), Special Assessment
 Rev. Bonds:
 Series 2000A, 7.00% 2032                                                                  1,775        1,829
 Series 2000B, 6.45% 2010                                                                  2,060        2,114
Vista Lakes Community Dev. Dist. (City of Orlando),                                        1,615        1,632
 Capital Improvement Rev. Bonds, Series 2000B, 6.35% 2005
Waterlefe Community Dev. Dist. (Manatee County), Capital
 Improvement Rev. Bonds:
 Series 2001A, 6.95% 2031                                                                    500          511
 Series 2001B, 6.25% 2010                                                                  1,620        1,639


Georgia  -  1.82%
G.O. Bonds, Series 2001B, 5.25% 2016                                                      10,000       10,651
Municipal Electric Auth.:
 General Power Rev. Bonds, Series X, 6.50% 2012                                            1,215        1,395
 Project One Senior Bond, Fourth Crossover Series,                                         5,700        6,678
 MBIA Insured, 6.50% 2012
City of Atlanta:
 Airport Facs. Rev. Ref. Bonds, Series 1994A, AMBAC                                        1,000        1,169
 Insured, 6.50% 2009
 Fulco Hospital Auth., Rev. Anticipation
 Certificates, Georgia Baptist Health Care System
 Project:
  Series 1992A (Preref. 2002):
   6.40% 2007                                                                              1,000        1,058
   6.25% 2013                                                                              2,100        2,216
   6.375% 2022                                                                             1,595        1,685
  Series 1992B, 6.375% 2022 (Preref. 2002)                                                   610          645
 Water and Wastewater Rev. Bonds, Series 1999, FGIC                                        8,500        9,375
 Insured, 5.50% 2022
Housing Auth. of the County of DeKalb, Multi-family                                        6,000        6,100
 Housing Rev. Ref. Bonds (The Park at Briarcliff
 Apartments Project), Series 1998A, 4.55% 2028
 (Put 2008)


Hawaii  -  0.47%
G.O. Bonds of 1997, Series CN, FGIC Insured, 5.25% 2013                                    3,000        3,176
City and County of Honolulu:
 G.O. Bonds:
  Ref. and Improvement Series, 1993B:
   5.00% 2013                                                                              1,370        1,459
   5.00% 2013 (Escrowed to Maturity)                                                         630          677
  Series 2001A, FSA Insured, 5.375% 2012                                                   2,000        2,188
 Wastewater System Rev. Bonds (First Bond
 Resolution), Senior Series 2001, AMBAC Insured:
 5.50% 2015                                                                                1,875        2,037
 5.50% 2016                                                                                1,000        1,080


Illinois  -  10.96%
G.O. Bonds, Illinois FIRST, Series of May 2001,                                            2,000        2,214
 FSA Insured, 5.50% 2016
Build Illinois Bonds (Sales Tax Rev. Bonds),
 Illinois FIRST:
 Series of March 2001, 5.50% 2016                                                          3,000        3,239
 Series of June 2001:
  5.50% 2016                                                                               7,470        8,065
  5.50% 2017                                                                               8,000        8,591
Civic Center Bonds (Special State Obligation                                               6,500        7,544
 Bonds), Series 1991, AMBAC Insured, 6.25% 2020
Dev. Fin. Auth., Rev. Bonds, Series 1998A                                                  5,120        5,622
 (Provena Health), MBIA Insured, 5.50% 2010
Educational Facs. Auth., Rev. Bonds:
 MJH Education Assistance Illinois III                                                     1,500        1,583
 LLC, Series 1999D, AMBAC Insured, 5.45% 2014
 Wesleyan University, Series 1993, 5.625% 2018                                             1,490        1,535
Health Facs. Auth.:
 Rev. Bonds:
  Advocate Health Care Network:
   Series 1998A:
    5.00% 2007                                                                               700          740
    5.00% 2007 (Escrowed to Maturity)                                                        920          992
    5.00% 2008                                                                               810          853
    5.00% 2008 (Escrowed to Maturity)                                                      1,060        1,143
    4.50% 2009                                                                               840          851
    4.50% 2009 (Preref. 2008)                                                              1,090        1,152
    4.625% 2010                                                                            1,310        1,329
    4.625% 2010 (Preref. 2008)                                                             1,690        1,799
   Series 1998B:
    4.875% 2013                                                                            2,130        2,155
    4.875% 2013 (Preref. 2008)                                                               330          357
    MBIA Insured, 5.25% 2018                                                               2,115        2,172
    MBIA Insured, 5.25% 2018 (Preref. 2008)                                                  385          424
  Alexian Brothers Health System, Series
 1999, FSA Insured:
   5.00% 2008                                                                              1,230        1,305
   5.25% 2012                                                                              6,960        7,389
   5.00% 2025                                                                              2,000        1,963
   5.125% 2028                                                                             2,000        1,991
  Centegra Health System, Series 1998:
   5.50% 2008                                                                              1,640        1,724
   5.50% 2009                                                                              2,290        2,407
   5.50% 2010                                                                              2,440        2,554
   5.20% 2012                                                                              2,200        2,226
   5.25% 2013                                                                              2,430        2,448
   5.25% 2018                                                                              5,050        4,887
  The Children's Memorial Hospital, Series
 1999A, AMBAC Insured:
   5.75% 2010                                                                              1,835        2,049
   5.75% 2011                                                                              1,690        1,875
  Edward Hospital Association Project,                                                     1,000        1,040
 Series 1992, 7.00% 2022 (Preref. 2002)
  Edward Hospital Obligated Group, Series
 2001A, FSA Insured:
   5.50% 2012                                                                              2,545        2,796
   5.50% 2017                                                                              1,500        1,591
  Friendship Village of Schaumburg,                                                        3,675        3,078
 Series 1997A, 5.25% 2018
  Lutheran Senior Ministries Obligated Group                                               2,000        2,002
 - Lutheran Hillside Village Project,
 Series 2001A, 7.375% 2031
  Northwestern Memorial Hospital,                                                          2,000        2,086
 Series 1994A, 6.00% 2024
  OSF Healthcare System:
   Series 1993, 5.75% 2007                                                                 5,760        6,060
   Series 1999, 6.25% 2019                                                                 4,500        4,796
  Riverside Health System, Series 2000,                                                    2,500        2,756
 6.85% 2029
  Sherman Health Systems, Series 1997,                                                     2,595        2,798
 AMBAC Insured, 5.50% 2010
  Hospital Sisters Services, Inc. - Obligated                                              4,000        4,311
 Group, Series 1998A, MBIA Insured, 5.25% 2008
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997A:
   5.50% 2008                                                                              1,000        1,083
   5.80% 2016                                                                              8,000        8,447
  Edward Hospital Project, Series 1993A:
   5.75% 2009                                                                              1,550        1,622
   6.00% 2019                                                                              1,435        1,471
  Fairview Obligated General Project, 1995 Series A:

   6.50% 2006                                                                                770          795
   7.40% 2023                                                                              3,000        3,018
 Rev. and Rev. Ref. Bonds:
  Evangelical Hospitals Corp., Series C,                                                   4,000        4,676
 6.25% 2022 (Escrowed to Maturity)
  Lutheran General Health, Series C,                                                       2,705        2,923
 6.00% 2018
Housing Dev. Auth., Multi-family Housing                                                   1,490        1,544
 Bonds, 1992 Series A, 7.00% 2010
Metropolitan Pier and Exposition Auth.,
 McCormick Place Expansion Project Bonds:
 Series 1992A, 6.50% 2027 (Preref. 2003)                                                   3,910        4,248
 Ref. Bonds, Series 1996A, MBIA Insured, 0% 2024                                          10,000        2,958
City of Chicago:
 G.O. Bonds, Series 1999, FGIC Insured:
  City Colleges of Chicago Capital                                                         7,700        3,824
 Improvement Project, 0% 2016
  Emergency Telephone System, Ref. Bonds,                                                  2,000        2,120
 5.25% 2020
 Chicago O'Hare International Airport,
 Special Fac. Rev. Ref. Bonds:
  Series 1994 (American Airlines, Inc.                                                     2,750        3,069
 Project), 8.20% 2024
  Series 1999A (United Air Lines, Inc.                                                    14,605       13,257
 Project), 5.35% 2016
 Metropolitan Water Reclamation Dist.
 of Greater Chicago, Series B:
  Capital Improvement Bonds, 5.25% 2004                                                    5,000        5,351
  Ref. Bonds, 5.30% 2005                                                                   5,325        5,771
 School Reform Board of Trustees of the Board
 of Education of the City of Chicago,
 Unlimited Tax G.O. Bonds:
  Series 1997A, AMBAC Insured:
   0% 2011                                                                                 2,745        1,754
   Capital Appreciation Bonds, 0% 2015                                                     3,245        1,637
  Dedicated Tax Rev., AMBAC Insured:
   Series 1997, 6.75% 2012                                                                 1,000        1,222
   Series 1997A, 0% 2014                                                                   7,085        3,799
   Series 1998B, FGIC Insured, 0% 2014                                                     2,000        1,072
 Skyway Toll Bridge Ref. Rev. Bonds, Series
 1994 (Preref. 2004):
  6.50% 2010                                                                              13,250       14,571
  6.75% 2014                                                                               6,500        7,184
 Tax Increment Allocation Bonds (Central Loop
 Redev. Project), Capital Appreciation Bonds,
 Series 2000A, AMBAC Insured:
  0% 2007                                                                                  7,000        5,505
  0% 2008                                                                                  7,000        5,227
 Water Rev. Bonds, Series 1997, FGIC Insured,                                              3,500        1,884
 0% 2014
County of Cook, G.O. Capital Improvement Bonds,                                            4,000        4,777
 Series 1996, FGIC Insured, 6.50% 2011
Regional Transportation Auth., Cook, Du Page,                                              4,500        6,023
 Kane, Lake, McHenry and Will Counties, G.O.
 Bonds, Series 1994D, FGIC Insured, 7.75% 2019
Township High School Dist. Number 205, Cook                                                4,730        3,532
 County (Thornton), G.O. Limited Capital
 Appreciation Bonds, Series 1998D, FSA Insured, 0% 2008
University of Illinois, Cert. of Part.,                                                    3,530        3,774
 Series A, AMBAC Insured, 5.375% 2015


Indiana  -  3.71%
State Dev. Fin. Auth.:
 Pollution Control Rev. Bonds (Inland Steel Co.                                            2,500        1,397
 Project No. 12), 6.85% 2012
 Rev. Ref. Bonds, Exempt Fac.-Inland Steel, 5.75% 2011                                     4,000        2,135
Educational Facs. Auth., Educational Facs. Rev.                                            1,000        1,025
 Bonds (University of Evansville Project),
 Series 1996, 5.25% 2005
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group:
  Series 1997D, 5.00% 2026 (Preref. 2007)                                                 15,010       16,227
  Series 1999D, 5.25% 2016                                                                 3,000        3,089
 Clarian Health Partners, Inc., Series 1996A:
  MBIA Insured, 5.25% 2008                                                                 1,700        1,831
  MBIA Insured, 5.50% 2016                                                                 4,000        4,198
  5.50% 2016                                                                              10,250       10,562
 Holy Cross Health System Corp., Series 1998,                                              7,095        7,666
 MBIA Insured, 5.375% 2010
 The Methodist Hospitals, Inc., Series 2001, 5.50% 2031                                    2,000        2,006
 Sisters of St. Francis Health Services, Inc.                                              1,000        1,069
 Project, Series 1997A, MBIA Insured, 5.00% 2008
Housing Fin. Auth., Single Family Mortgage Ref.                                            1,275        1,324
 Rev. Bonds, 1992 Series A, 6.75% 2010
State Office Building Commission, Correctional                                             8,490       10,036
 Facs. Program Rev. Bonds, Series 1995B,
 AMBAC Insured, 6.25% 2012
Transportation Fin. Auth., Airport Facs.
 Lease Rev. Bonds, Series A:
 6.50% 2007                                                                                1,160        1,217
 6.50% 2007 (Preref. 2002)                                                                 3,755        4,001
 6.75% 2011 (Preref. 2002)                                                                 2,400        2,564
Boone County Hospital Association, Lease Rev.                                              1,255        1,332
 Bonds, Series 2001, FGIC Insured, 5.00% 2010
City of East Chicago, Pollution Control Rev.                                               3,000        1,893
 Ref. Bonds, Inland Steel Co. Project No.11,
 Series 1994, 7.125% 2007
Hospital Auth. of the City of Fort Wayne, Rev.
 Bonds (Parkview Memorial Hospital Inc. Project),
 Series 1992:
 6.375% 2013 (Preref. 2002)                                                                4,000        4,259
 6.40% 2022 (Preref. 2002)                                                                 2,000        2,130
Marion County, Convention and Recreational Facs.                                           3,370        3,638
 Auth., Excise Taxes Lease Rental Rev. Ref.
 Senior Bonds, Series 2001A, MBIA Insured, 5.50% 2015


Iowa  -  0.99%
Fin. Auth.:
 Econ. Dev. Rev. Bonds (Foundation for Affordable                                          1,500        1,587
 Housing Project), Series 2000A, FNMA Insured,
 5.65% 2033 (Put 2013)
 Hospital Rev. Bonds (Mercy Medical Center Project),
 Series 1999, FSA Insured:
  5.50% 2011                                                                               1,420        1,554
  5.60% 2012                                                                               1,375        1,504
 Rev. and Ref. Bonds:
  Mercy Health Services Obligated Group, 1997                                                590          629
 Series V, 5.00% 2010 (Escrowed to Maturity)
  Trinity Health Credit Group, Series 2000B,                                               5,000        5,482
 AMBAC Insured, 6.00% 2027
 Rev. Bonds (Catholic Health Initiatives),                                                 3,000        3,197
 Series 2000A, 6.00% 2018
 Single Family Mortgage Bonds, 1997 Series F,                                              1,840        1,909
 5.55% 2016
Polk County, Catholic Health Initiatives,
 Rev. Bonds, Series 1997A:
 5.50% 2007                                                                                1,520        1,641
 5.125% 2011                                                                               1,500        1,556
 5.125% 2012                                                                               3,170        3,262


Kentucky  -  1.32%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare,
 Inc.), MBIA Insured:
  Series 2000, 6.50% 2020                                                                  8,500        8,952
  Series 2000, 6.625% 2028                                                                 5,500        5,811
  Series 2000A, 6.125% 2010                                                                2,000        2,138
 Hospital System Ref. and Improvement Rev. Bonds
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                               1,540        1,457
  5.60% 2008                                                                                 630          561
  5.60% 2009                                                                               3,305        2,878
  5.70% 2010                                                                                 490          422
  5.75% 2011                                                                               2,190        1,856
  5.85% 2017                                                                               2,000        1,572
City of Ashland, Pollution Control Ref. Rev. Bonds,                                        3,750        4,023
 Series 1999 (Ashland Inc. Project), 5.70% 2009

Louisiana  -  4.29%
Health Education Auth. (Lambeth House Project):
 Rev. Bonds, Series 1996, 9.00% 2026 (Preref. 2006)                                        9,000       11,483
 Rev. Ref. Bonds, Series 1998A:
  5.50% 2010                                                                               5,505        5,091
  6.15% 2018                                                                               2,000        1,777
  6.20% 2028                                                                               3,950        3,395
Public Facs. Auth., Hospital Rev. Ref. Bonds
 (Franciscan Missionaries of Our Lady Health
 System Project), Series 1998A, FSA Insured:
 5.75% 2014                                                                                3,495        3,923
 5.75% 2015                                                                                3,825        4,286
 5.75% 2018                                                                                4,000        4,433
Jefferson Parish Hospital Services:
 Dist. No. 1, Parish of Jefferson (West Jefferson
 Medical Center), Hospital Rev. Bonds, Series
 1998A, FSA Insured:
  5.25% 2011                                                                               2,070        2,220
  5.25% 2012                                                                               1,930        2,055
 Dist. No. 2, Parish of Jefferson, Hospital                                                2,000        2,164
 Rev. Bonds, Series 1998, FSA Insured, 5.25% 2011
Lake Charles Harbor and Terminal Dist., Port                                              24,000       25,647
 Facs. Rev. Ref. Bonds (Trunkline LNG Co.
 Project), Series 1992, 7.75% 2022
Local Government Environmental Facs. And                                                  11,500       13,936
 Community Dev. Auth., Rev. Bonds (Capital
 Projects and Equipment Acquisition Program),
 Series 2000A, AMBAC Insured, 6.30% 2030
Parish of West Feliciana, Pollution Control
 Rev. Bonds (Gulf States Utilities Co. Project):
 Gulf States Utilities Co. Project, Series                                                 2,000        2,055
 1985B, 9.00% 2015
 Entergy Gulf States, Inc. Project, Series                                                13,500       14,019
 1999A, 5.65% 2028 (Put 2004)

Maine  -  0.25%
Health and Higher Educational Facs. Auth.,
 Rev. Bonds, Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                                3,000        3,031
 7.55% 2029                                                                                2,575        2,596


Maryland  -  1.13%
Community Dev. Administration, Dept. of Housing                                            5,815        6,167
 and Community Dev., Single Family Program Bonds,
 1997 First Series, 5.25% 2005
Health and Higher Educational Facs. Auth.:
 First Mortgage Rev. Bonds, PUMH of Maryland,                                              2,400        2,208
 Inc. Issue (Heron Point of Chestertown),
 Series 1998A, 5.75% 2019
 Rev. Bonds, Howard County General Hospital
 Issue, Series 1993 (Escrowed to Maturity):
  5.50% 2013                                                                               2,000        2,133
  5.50% 2021                                                                               1,225        1,282
Anne Arundel County, Special Obligation Bonds:
 Arundel Mills Project, Series 1999, 7.10% 2029                                            5,750        6,226
 National Business Park Project, Series 2000,                                              1,000        1,089
 7.375% 2028
Calvert County, Econ. Dev. Rev. Bonds                                                      2,500        2,959
 (Asbury-Solomons Island Fac.), Series 1995,
 8.625% 2024 (Preref. 2005)
Frederick County, Special Obligation Bonds                                                 2,500        2,563
 (Urbana Community Dev. Auth.), Series 1998,
 6.625% 2025
Prince George's County, Hospital Rev. Bonds,                                                 750          794
 Dimensions Health Corp. Issue, Series 1992,
 7.25% 2017 (Preref. 2002)


Massachusetts  -  0.89%
Massachusetts Bay Transportation Auth., General                                            5,000        5,851
 Transportation System Bonds, 1994 Series A Ref.
 Bonds, 7.00% 2007
Health and Educational Facs. Auth., Rev. Bonds,
 Partners HealthCare System Issue:
 Series B, 5.25% 2029                                                                      2,000        1,978
 Series C:
  6.00% 2015                                                                               1,335        1,469
  6.00% 2016                                                                               1,520        1,662
  5.75% 2032                                                                               2,000        2,065
Turnpike Auth., Metropolitan Highway System Rev.                                           5,500        5,368
 Bonds, Series 1999A, AMBAC Insured, 5.00% 2039
The New England Loan Marketing Corp., Student                                              1,500        1,534
 Loan Ref. Bonds, 1993 Series G, 5.20% 2002


Michigan  -  4.49%
Building Auth., 2001 Rev. Ref. Bonds, Series I                                             3,000        3,251
 (Facs. Program), 5.50% 2016
Hospital Fin. Auth.:
 Hospital Rev. Bonds:
  The Detroit Medical Center Obligated Group,
 Series 1998A:
   5.00% 2013                                                                              1,000          911
   5.00% 2014                                                                              1,525        1,375
   5.25% 2028                                                                              3,000        2,556
  Henry Ford Health System, Series 1999A:
   5.70% 2011                                                                              2,985        3,246
   5.80% 2012                                                                              1,075        1,169
 Hospital Rev. Ref. Bonds:
  Daughters of Charity, National Health System,                                            1,180        1,248
 5.50% 2005 (Escrowed to Maturity)
  The Detroit Medical Center Obligated Group:
   Series 1993A, 6.375% 2009                                                               2,000        2,046
   Series 1993B, AMBAC Insured, 5.00% 2006                                                 1,000        1,061
  Genesys Health System Obligated Group,
 Series 1995A:
   7.10% 2002 (Escrowed to Maturity)                                                         285          299
   7.20% 2003 (Escrowed to Maturity)                                                       1,000        1,091
   8.00% 2005 (Escrowed to Maturity)                                                       8,880       10,512
   8.10% 2013 (Preref. 2005)                                                               5,000        6,026
   8.125% 2021 (Preref. 2005)                                                              4,500        5,428
   7.50% 2027 (Preref. 2005)                                                               4,520        5,265
  Hackley Hospital Obligated Group, Series 1998A:
   5.00% 2008                                                                              1,215        1,202
   5.30% 2013                                                                              2,400        2,305
  McLaren Obligated Group, Series 1993A,                                                   2,985        3,044
 5.375% 2013
  Pontiac Osteopathic, Series 1994A:
   5.375% 2006                                                                               850          844
   6.00% 2014                                                                              2,545        2,465
   6.00% 2024                                                                              4,775        4,328
  Sinai Hospital of Greater Detroit, Series 1995:
   6.00% 2008                                                                              2,000        1,994
   6.625% 2016                                                                             3,190        3,235
 Variable Rate Rev. Bonds (Ascension Health
Credit Group):
  Series 1999B-3, 5.30% 2033 (Put 2006)                                                    2,000        2,091
  Series 1999B-4, 5.375% 2033 (Put 2007)                                                   3,000        3,144
Housing Dev. Auth., Rental Housing Rev. Bonds,                                             1,600        1,657
 1994 Series A, 6.20% 2003
Municipal Bond Auth., Public School Academy Facs.
 Program Rev. Bonds:
 Detroit Academy of Arts and Sciences Project,
 Series 2001A:
  7.90% 2021                                                                               1,000        1,016
  8.00% 2031                                                                               1,000        1,016
 YMCA Service Learning Academy Project,                                                    4,150        4,218
 Series 2001, 7.75% 2031
Strategic Fund, Limited Obligation Ref. Rev.                                               1,000        1,046
 Bonds (Detroit Edison Co. Pollution Control
 Bonds Project), Series 1995CC, AMBAC Insured,
 4.85% 2030 (Put 2011)
Trunk Line Fund Bonds, Series 2001A, 5.50% 2015                                            4,000        4,345
City of Detroit:
 G.O. Rev. Bonds (Unlimited Tax), Series 1995B:
  7.00% 2004                                                                               2,500        2,718
  6.25% 2008                                                                               1,730        1,862
  6.25% 2009                                                                               1,195        1,280
  6.25% 2010                                                                               1,250        1,334
 Downtown Dev. Auth., Tax Increment Bonds (Dev.                                            2,900        3,320
 Area No. 1 Projects), Series 1996C, 6.20% 2017
 (Preref. 2006)
 School Dist. of the City of Detroit, Wayne County,                                        1,955        2,060
 School Building and Site Improvement Ref. Bonds,
 Series 1998C, FGIC Insured, 5.25% 2025
City of Flint, Hospital Building Auth. (Hurley
 Medical Center):
 Rev. Ref. Bonds, Series 1998A, 5.25% 2016                                                 1,250        1,160
 Rev. Rental Bonds, Series 1998B, 5.375% 2028                                              1,000          876
City of Royal Oak, Hospital Fncg. Auth., Hospital                                          3,000        3,022
 Rev. Ref. Bonds (William Beaumont Hospital),
 Series 1993G, 5.25% 2019


Minnesota  -  0.26%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                          1,765        1,843
 1994 Series E, 5.60% 2013
City of Minneapolis, G.O. Various Purpose Bonds,                                           4,000        4,025
 Series 2000, 5.00% 2001


Mississippi  -  0.38%
Development Bank, Special Obligation Bonds (Capital                                        7,500        7,561
 Projects and Equipment Acquisition Program), Series
 2001A, AMBAC Insured, 5.00% 2031
Hospital Equipment and Facs. Auth., Rev. Bonds,                                            1,000        1,043
 Series 2000 (Forrest County General Hospital
 Project), FSA Insured, 5.50% 2027


Nebraska  -  0.01%
City of Kearney, Industrial Dev. Rev. Bonds (The                                           2,750          330
 Great Platte River Road Memorial Foundation
 Project), Series 1998, 6.75% 2028


Nevada  -  2.41%
Housing Division, Single Family Mortgage Bonds,                                              755          761
 1999 Series A-1, 4.75% 2012
Clark County:
 G.O. (Limited Tax) Bond Banks Bonds, Series 2001,                                         3,000        3,238
 FGIC Insured, 5.50% 2016
 Special Improvement Dist. No. 121 (Southern
 Highlands Area), Local Improvement Bonds,
 Series 1999:
  7.00% 2009                                                                               2,500        2,697
  7.50% 2019                                                                              14,000       15,028
 Special Improvement Dist. No. 132 (Summerlin                                              2,235        2,295
 South Area (Villages 15A and 18)), Local
 Improvement Bonds, Series 2001, 6.75% 2021
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare                                               7,000        6,105
 West), 1998 Series A, 5.375% 2026
 Local Improvement Dist. No. T-4C (Green Valley
 Properties), Limited Obligation Ref. Bonds,
 1999 Series A:
  5.65% 2009                                                                               1,495        1,540
  5.75% 2013                                                                               3,990        3,954
  5.90% 2018                                                                               2,990        2,934
City of Las Vegas:
 G.O. (Limited Tax) Sewer and Flood Control                                                2,855        3,063
 Bonds, Series 2001, FGIC Insured, 5.375% 2015
 Special Improvement Dist. No. 808 (Summerlin
 Area), Local Improvement Bonds, Series 2001:
  6.375% 2014                                                                              2,080        2,139
  6.75% 2021                                                                               4,500        4,622
Las Vegas Monorail Project Rev. Capital                                                    3,545        2,485
 Appreciation Bonds, 1st Tier Series 2000,
 AMBAC Insured, 0% 2010
Truckee Meadows Water Auth., Water Rev. Bonds,                                             3,105        3,340
 Series 2001A, FSA Insured, 5.50% 2016


New Jersey  -  2.00%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill
 Reclamation Improvement Dist. Project (City
of Elizabeth), Series 1998A:
  6.375% 2018                                                                              1,000        1,058
  6.375% 2031                                                                              7,500        7,908
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project, Series 1995A,                                                7,000        8,434
 9.25% 2025 (Preref. 2005)
  Winchester Gardens at Ward Homestead
 Project, Series 1996A:
   8.50% 2016                                                                              4,000        4,296
   8.625% 2025                                                                             3,500        3,762
 First Mortgage Rev. Ref. Bonds (Fellowship
 Village Project), Series 1998A:
  4.95% 2005                                                                               1,230        1,242
  5.50% 2018                                                                               2,295        2,188
  Tax-Exempt Term Bonds, 5.50% 2025                                                        3,000        2,767
 Retirement Community Rev. Bonds (Seabrook                                                 6,000        6,288
 Village, Inc. Fac.), Series 2000A, 8.25% 2030
Housing and Mortgage Fin. Agcy., Section 8
 Bonds, 1991 Series A:
 6.80% 2005                                                                                2,570        2,628
 6.85% 2006                                                                                2,500        2,557
Gloucester County Improvement Auth., Solid                                                 1,585        1,802
 Waste Resource Recovery Rev. Ref. Bonds (Waste
 Management, Inc. Project), Series 1999A,
 6.85% 2029 (Put 2009)


New York  -  5.82%
Dormitory Auth.:
 Center for Nursing/Rehabilitation, Inc. Rev.                                              2,100        2,218
 Bonds, FHA Insured, 5.45% 2017
 City University System Consolidated Third                                                 2,000        2,224
 General Resolution Rev. Bonds, 1998 Series
 2, AMBAC Insured, 5.50% 2008
 Edgar Health Care Center (Nursing Home)                                                   2,375        2,434
 Rev. Bonds, FHA Insured, 4.90% 2013
 Mental Health Services Facs. Improvement Rev. Bonds:
  Series 1997A, 6.00% 2007                                                                 1,750        1,984
  Series 1997B:
   6.00% 2007                                                                              2,490        2,823
   6.00% 2007 (Preref. 2007)                                                                  10           12
   5.60% 2008                                                                              1,300        1,445
  Series 1998B:
   5.375% 2009                                                                             1,270        1,397
   5.00% 2010                                                                              1,495        1,606
   5.00% 2010                                                                              1,530        1,644
  Series 1998C, 5.00% 2010                                                                 1,760        1,891
 Secured Hospital:
  Rev. Bonds (Interfaith Medical Center),                                                  2,000        2,169
 Series 1998D, 5.25% 2007
  Rev. Ref. Bonds:
   Bronx-Lebanon Hospital Center, Series 1998E,                                            8,520        8,963
 MBIA Insured, 5.20% 2014
   Brookdale Hospital, Series 1998J, 5.125% 2009                                           2,500        2,707
 State University Educational Facs.:
  Rev. Bonds:
   Series 1990B, 7.50% 2011                                                                1,160        1,399
   Series 1990B, 7.50% 2011 (Preref. 2010)                                                   560          713
   Series 1997, 6.00% 2007                                                                 3,000        3,394
  Rev. Ref. Bonds, Series 1990A, 7.50% 2013                                                3,500        4,546
 St. Luke's-Roosevelt Hospital Center, Mortgage                                            5,000        5,281
 Hospital Rev. Bonds, Series 2000A, FHA Insured,
 5.75% 2021
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City), 1996                                             3,000        3,339
 Series A Ref., 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds,                                              1,750        1,891
 Series 1997C, 5.20% 2010
Local Government Assistance Corp.:
 Series 1991C, Capital Appreciation Bonds, 0% 2005                                         5,000        4,482
 Series 1991D:
  7.00% 2011 (Preref. 2002)                                                                2,000        2,093
  6.75% 2021 (Preref. 2002)                                                                1,350        1,411
State Medical Care Facs. Fin. Agcy.:
 Hospital Insured Mortgage Rev. Bonds, 1994 Series
A Ref., FHA Insured:
  5.10% 2010                                                                               2,095        2,185
  5.25% 2014                                                                               5,000        5,238
 Mental Health Services Facs. Improvement Rev.                                             1,000        1,009
 Bonds, 1993 Series D, 5.25% 2023
 St. Luke's-Roosevelt Hospital Center, FHA Insured                                        12,215       13,047
 Mortgage Rev. Bonds, 1993 Series A, 5.60% 2013
Urban Dev. Corp., Correctional Capital Facs.
 Rev. Bonds:
 Ref. Series 1993A, 5.30% 2005                                                             1,800        1,924
 Series 7, 5.25% 2009                                                                      1,375        1,495
Castle Rest Residential Health Care Fac., FHA                                              1,700        1,813
Insured Mortgage Rev. Bonds, Series 1997A, 5.60% 2017
City of New York:
 G.O. Bonds:
  Fiscal 1992 Series C, 6.50% 2004 (Preref. 2002)                                            470          494
  Fiscal 1992 Series H, 6.875% 2002                                                          155          158
  Fiscal 1995 Series F:
   6.60% 2010 (Preref. 2005)                                                               2,000        2,262
   6.625% 2025 (Preref. 2005)                                                              1,500        1,698
  Fiscal 1996 Series E, 6.50% 2006                                                         3,000        3,391
  Fiscal 1999 Series H, 5.00% 2029                                                         3,000        2,976
  Fiscal 2001 Series F:
   5.00% 2010                                                                              1,500        1,617
   5.25% 2011                                                                              6,260        6,866
  Fiscal 2001 Series H, 5.25% 2016                                                         3,510        3,703
 Transitional Fin. Auth., Future Tax Secured Bonds:
  Fiscal 1998 Series A, 5.00% 2027                                                         1,500        1,493
  Fiscal 1998 Series B, 4.50% 2027                                                         5,000        4,592
  Fiscal 1998 Series C, 5.00% 2018                                                         2,000        2,043
  Fiscal 1999 Series B, 4.75% 2023                                                         5,725        5,538
  Fiscal 2001 Series C, 5.375% 2015                                                        2,000        2,176
Suffolk County Industrial Dev. Agcy., Continuing                                           2,000        2,018
 Care Retirement Community Rev. Bonds (Peconic
 Landing at Southhold, Inc. Project), Series 2000,
 8.00% 2030
Triborough Bridge and Tunnel Auth., General                                                1,000        1,167
 Purpose and Rev. Bonds, Series Y, 6.00% 2012


North Carolina  -  2.59%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  6.00% 2006                                                                               3,120        3,367
  7.25% 2007                                                                               5,425        6,205
  7.00% 2008                                                                              10,720       12,283
  6.125% 2009                                                                              2,000        2,204
  6.00% 2022                                                                               2,000        2,144
  6.00% 2026                                                                               1,990        2,131
  MBIA Insured, 6.00% 2026                                                                 2,500        2,902
 Series 1993C, 5.00% 2021                                                                  2,300        2,154
 Ref. Series 1999B:
  5.55% 2014                                                                               1,800        1,865
  5.60% 2015                                                                               2,500        2,582
  5.65% 2016                                                                               2,000        2,060
  5.70% 2017                                                                               4,775        4,909
 Series 1999D, 6.75% 2026                                                                  3,500        3,856
Municipal Power Agcy. Number One (Catawba Electric
 Rev. Bonds):
 Series 1992, 6.25% 2017                                                                   2,000        2,082
 Series 1999A, MBIA Insured, 6.00% 2008                                                    3,935        4,422
County of Catawba, Hospital Ref. Rev. Bonds                                                1,000        1,044
 (Catawba Memorial Hospital Project), Series
 1999, AMBAC Insured, 4.60% 2010
County of New Hanover, Hospital Rev. Bonds                                                 1,995        2,167
 (New Hanover Regional Medical Center Project),
 Series 1999, MBIA Insured, 5.25% 2011


Ohio  -  0.42%
County of Knox, Hospital Facs. Ref. Rev. Bonds,                                            2,175        2,250
 Series 1998 (Knox Community Hospital), Asset
 Guaranty Insured, 4.60% 2007
County of Lorain, Health Care Facs. Rev. Ref.                                              2,000        1,758
 Bonds (Kendal at Oberlin), Series 1998A,
 5.25% 2021
County of Montgomery, Hospital Facs. Rev. Bonds
 (Kettering Medical Center Network Obligated
 Group), Series 1999:
 6.75% 2018                                                                                1,000        1,068
 6.75% 2022                                                                                1,000        1,051
County of Richland, Hospital Facs. Rev.
 Improvement Bonds (MedCentral Health
System Obligated Group), Series 2000B:
 6.375% 2022                                                                               1,250        1,294
 6.375% 2030                                                                               2,000        2,051


Oklahoma  -  0.50%
Health System Rev. Bonds, Baptist Medicine                                                 2,500        2,764
 Center of Oklahoma, Series 1995C, AMBAC
 Insured, 6.375% 2009
Industrial Auth., Health System Rev. Ref.                                                  2,500        2,830
 Bonds (Obligated Group consisting of INTEGRIS
 Baptist Medical Center, Inc., INTEGRIS South
 Oklahoma City Hospital Corp. and INTEGRIS Rural
 Health, Inc.), AMBAC Insured, 6.00% 2009
Industries Auth., Health Facs. Rev. Ref. Bonds                                             2,505        2,541
 (Sisters of Mercy Health System, St. Louis, Inc.),
 Series 1993A, 5.00% 2013
Tulsa Industrial Auth., Hospital Rev. and Ref.                                             3,000        3,036
 Bonds, St. John Medical Center Project,
 Series 1996, 5.375% 2017


Oregon  -  0.94%
City of Klamath Falls, Electric Rev. Ref. Bonds
 (Klamath Cogeneration Project), Series 1999:
 5.75% 2013                                                                                7,000        6,953
 5.875% 2016                                                                               3,500        3,465
 6.00% 2025                                                                               11,000       10,729


Pennsylvania  -  5.82%
Convention Center Auth., Ref. Rev. Bonds,                                                  8,240        8,591
 1994 Series A, 6.25% 2004
Higher Educational Facs. Auth.:
 Rev. Bonds (Thomas Jefferson University),
 1992 Series A:
  MBIA Insured, 6.625% 2009                                                                  375          396
  6.625% 2009 (Preref. 2002)                                                                 875          926
 UPMC Health System Rev. Bonds, Series 1999A,                                              2,000        2,148
 FSA Insured, 5.00% 2009
Housing Fin. Agcy., Rental House Ref. Bonds,
 FNMA Insured:
 Issue 1992, 6.50% 2023                                                                    2,000        2,062
 Issue 1993, 5.80% 2018                                                                    1,000        1,030
Housing Fin. Auth., Single Family Mortgage                                                 1,000        1,033
 Rev. Bonds, Series 1992-33, 6.85% 2009
Allegheny County, Cert. of Part. (ACJCT Fac.                                               2,150        2,165
 Holdings L.P.), AMBAC Insured, 5.00% 2019
Allegheny County Hospital Dev. Auth.:
 Health System Rev. Bonds, Catholic Health
 East Issue, Series 1998A, AMBAC Insured:
  5.50% 2008                                                                               1,000        1,099
  5.00% 2010                                                                               2,705        2,880
 UPMC Health System Rev. Ref. Bonds, Series                                                5,160        5,624
 1999B, AMBAC Insured, 5.25% 2008
Port Auth. of Allegheny County, Special Rev.                                               1,000        1,093
 Transportation Bonds, Ref. Series of 2001,
 FGIC Insured, 5.50% 2015
Chester County Health and Education Facs. Auth.,                                           4,150        4,160
 Health System Rev. Bonds (Jefferson Health
 System), Series 1997B, 5.375% 2027
Delaware County Auth., Rev. Bonds, Catholic                                                2,465        2,615
 Health Systems, Series A, AMBAC Insured, 5.00% 2010
Lehigh County, General Purpose Auth. Rev. Bonds                                            1,500        1,633
 (KidsPeace Obligated Group), 5.70% 2009
Montgomery County Industrial Dev. Auth.:
 Retirement Community Rev. Ref. Bonds (Adult                                               1,000        1,021
 Communities Total Services, Inc. Obligated
 Group), Series 1996A, 5.875% 2022
 Retirement Community Rev. Bonds (ACTS                                                    17,500       16,618
Retirement-Life Communities, Inc.
 Obligated Group), Series 1998, 5.25% 2028
City of Philadelphia, G.O. Ref. Bonds,                                                     3,300        3,238
 Series 1998, FGIC Insured, 4.75% 2020
Hospitals and Higher Education Facs.
 Auth. of Philadelphia:
 The Children's Hospital of Philadelphia
 Project, Rev. Bonds, Series A of 1992:
  6.50% 2009 (Preref. 2002)                                                                4,500        4,671
  6.50% 2021 (Preref. 2002)                                                                3,000        3,114
 Frankford Hospital, Series A (Escrowed
 to Maturity):
  6.00% 2014                                                                               3,705        3,932
  6.00% 2023                                                                               4,000        4,150
 Health System Rev. Bonds (Jefferson Health
 System), Series 1997A:
  5.50% 2006                                                                               2,285        2,440
  5.50% 2007                                                                               1,995        2,138
  5.50% 2008                                                                               2,000        2,144
  5.00% 2009                                                                               1,000        1,038
  5.00% 2010                                                                               1,000        1,034
  5.00% 2018                                                                               1,475        1,448
 Temple University Hospital Rev. Bonds:
  Series of 1983, 6.625% 2023                                                              2,000        2,000
  Series of 1993A, 6.50% 2008                                                             15,500       16,210
  Series of 1997, 5.70% 2009                                                               1,000          990
Philadelphia Auth. for Industrial Dev., Rev.                                               2,815        2,737
 Bonds (Cathedral Village Project), Series
 of 1998, 5.50% 2010
City of Pottsville Hospital Auth., Hospital                                                8,500        9,614
 Rev. Bonds (The Pottsville Hospital and Warne
 Clinic), Series of 1994, 7.25% 2024 (Preref. 2004)
Scranton-Lackawanna Health and Welfare Auth.,
 City of Scranton, Lackawanna County, Hospital
 Rev. Bonds (Moses Taylor Hospital Project),
 Series 1997:
 6.05% 2010                                                                                1,000          923
 6.15% 2012                                                                                2,245        2,027
 6.15% 2014                                                                                3,000        2,627
 6.20% 2017                                                                                3,000        2,560
Westmoreland County, Health Care Fac. Rev. Bonds                                           6,500        6,738
 (Redstone Presbyterian SeniorCare Obligated
 Group), Fixed Rate Rev. Bonds, Series 2000B,
 8.125% 2030


Rhode Island  -  0.44%
Depositors Econ. Protection Corp., Special
 Obligation Bonds, 1993 Series A:
 MBIA Insured, 5.75% 2012                                                                  4,850        5,546
 5.75% 2021                                                                                2,715        3,060
 5.75% 2021 (Escrowed to Maturity)                                                         1,210        1,364


South Carolina  -  1.53%
Florence County, Hospital Rev. Bonds,                                                      2,785        3,035
 McLeod Regional Medical Center Project,
 MBIA Insured, Series 1998A, 5.25% 2010
Lexington County Health Services Dist.
Inc., Hospital Rev. Ref. and Improvement
 Bonds, Series 1997, FSA Insured:
 5.50% 2007                                                                                2,000        2,210
 5.00% 2009                                                                                1,000        1,075
 5.125% 2021                                                                               2,000        2,023
Piedmont Municipal Power Agcy., Electric
Rev. Bonds:
 1991 Ref. Series, FGIC Insured, 6.25% 2021                                                4,640        5,471
 1999A Ref. Series, 5.25% 2015                                                             8,420        8,035
Tobacco Settlement Rev. Management Auth.,                                                 12,000       12,653
 Tobacco Settlement Asset-Backed Bonds,
 Series 2001B, 6.00% 2022


South Dakota  -  0.71%
Building Auth., Rev. Capital Appreciation Bonds,                                           3,780        2,027
 Series 1996A, AMBAC Insured, 0% 2014
Health and Educational Facs. Auth., Rev. Ref.
 Bonds, Series 1999 (Rapid City Regional Hospital
 Issue), MBIA Insured:
 5.00% 2007                                                                                2,045        2,190
 5.00% 2009                                                                                4,010        4,251
 5.00% 2010                                                                                4,175        4,398
Housing Dev. Auth., Homeownership Mortgage Bonds,                                          3,000        3,136
 1995 Series A, 5.80% 2014


Tennessee  -  0.95%
Health and Educational Facs. Board of the                                                  6,600        7,805
 Metropolitan Government of Nashville and
Davidson County, Rev. Bonds (Blakeford
Project), Series 1994A, 9.25% 2024 (Preref. 2004)
Memphis-Shelby County Airport Auth., Special                                              13,100       13,594
 Facs. Rev. Bonds, Ref. Series 1992 (Federal
 Express Corp.), 6.75% 2012


Texas  -  8.96%
Public Fin. Auth., G.O. Ref. Bonds, Series                                                 2,540        2,705
 2001A, 5.375% 2016
City of Austin (Travis and Williamson Counties),                                           6,800        7,476
 Water and Wastewater System Rev. Ref. Bonds,
 Series 2001B, FSA Insured, 5.75% 2016
Bell County Health Facs. Dev. Corp.,
 Retirement Fac. Rev. Bonds (Buckner
 Retirement Services, Inc. Obligated
Group Project), Series 1998:
 5.25% 2009                                                                                1,620        1,683
 5.00% 2010                                                                                1,705        1,733
 5.25% 2028                                                                                9,400        8,914
Brazos River Auth., Rev. Ref. Bonds (Houston                                               3,360        3,437
 Industries Incorporated Project), MBIA
 Insured, 4.90% 2015
Industrial Dev. Corp. of Port of Corpus                                                   10,300       10,107
 Christi, Rev. Ref. Bonds (Valero Refining
 and Marketing Co. Project), Series C, 5.40% 2018
Cypress-Fairbanks Independent School Dist.                                                 6,675        3,938
 (Harris County), Unlimited Tax Ref. Bonds,
 Capital Appreciation Bonds, Series 1993A, 0% 2013
Dallas County, Unlimited Tax Ref. And
 Improvement Bonds, G.O. Ref. Bonds, Series 2001A:
 5.375% 2013                                                                               2,465        2,691
 5.375% 2015                                                                               3,725        4,017
DeSoto Independent School Dist. (Dallas County),
 Unlimited Tax School Building and Ref. Bonds,
 Series 2001 Capital Appreciation Bonds:
 0% 2018                                                                                   2,835        1,207
 0% 2019                                                                                   3,335        1,336
 0% 2020                                                                                   3,335        1,258
Eanes Independent School Dist. (Travis County),
 Unlimited Tax School Building Bonds, Series 2001:
 5.50% 2014                                                                                2,050        2,241
 5.50% 2015                                                                                2,150        2,332
 5.50% 2016                                                                                1,125        1,212
El Paso Independent School Dist. (El Paso County),                                         3,420        3,399
 Unlimited Tax Ref. Bonds, Series 1999, 4.75% 2018
Garland Independent School Dist. (Dallas County),
 Unlimited Tax Ref. and School Building Bonds,
 Series 2001:
 5.50% 2013                                                                                2,170        2,351
 5.50% 2015                                                                                2,420        2,591
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds (Memorial Hermann Hospital
 System Project):
  Series 1998, FSA Insured:
   5.25% 2008                                                                              1,890        2,036
   5.50% 2011                                                                              5,000        5,459
   5.50% 2015                                                                             10,325       11,214
  Series 2001A, 6.375% 2029                                                               13,900       14,893
 Rev. Bonds (CHRISTUS Health), Series 1999A, MBIA                                          3,380        3,630
 Insured, 5.50% 2010
 Rev. Bonds (St. Luke's Episcopal Hospital),
 Series 2001A:
  5.625% 2014                                                                              1,000        1,068
  5.625% 2015                                                                              2,500        2,648
  5.625% 2016                                                                              2,700        2,839
  5.625% 2018                                                                              2,000        2,080
  5.50% 2020                                                                               4,000        4,084
  5.50% 2021                                                                               5,740        5,852
Hidalgo County Health Services Corp., Hospital Rev.
 Bonds (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                                1,000        1,029
 6.75% 2016                                                                                1,740        1,670
City of Houston, Water and Sewer System, Junior Lien                                       3,000        1,184
 Rev. Ref. Bonds, Series 1998A, FSA Insured, 0% 2019
Jefferson County, Health Facs. Dev. Corp., Baptist                                         4,000        4,039
Hospitals of Southeast Texas, FHA Insured Mortgage
 Rev. Bonds, Series 2001, AMBAC Insured, 5.20% 2021
Katy Independent School Dist. (Fort Ben, Harris and
 Waller Counties), Limited Tax Ref. Bonds, Series 2001:
 5.50% 2015                                                                                1,290        1,395
 5.50% 2016                                                                                1,805        1,939
Keller Independent School Dist. (Tarrant County),                                          6,040        3,690
 Unlimited Tax School Building and Ref. Capital
 Appreciation Bonds, Series 2001, 0% 2012
Lewisville Independent School Dist. (Denton County),                                       2,000        2,156
 Unlimited Tax School Building and Ref. Bonds,
 Series 2001, 5.50% 2015
Mansfield Independent School Dist. (Tarrant and                                            2,635        2,825
 Johnson Counties), Unlimited Tax School Building
 and Ref. Bonds, Series 2001, 5.50% 2016
Midway Independent School Dist. (McLennan County),                                         5,000        2,007
 Unlimited Tax School Building and Ref. Bonds,
 Capital Appreciation, Series 2000, 0% 2019
Northeast Medical Clinic, Hospital Auth., County                                           1,000        1,168
 of Humble, Rev. Bonds, FSA Insured, 6.25% 2012
Northside Independent School Dist., Unlimited Tax                                          4,000        4,358
 School Building and Ref. Bonds, Series 2001, 5.50% 2014
Round Rock Independent School Dist. (Williamson and
 Travis Counties), Unlimited Tax School Building
 Bonds, Series 2001-A:
 5.50% 2015                                                                                2,000        2,169
 5.50% 2016                                                                                2,500        2,693
City of San Antonio, Electric and Gas Systems Rev.
 Ref. Bonds, New Series 1998A:
 5.25% 2015                                                                                5,075        5,312
 4.50% 2021                                                                                6,205        5,833
San Antonio Independent School Dist.:
 Unlimited Tax Ref. Bonds, Series 2001B:
  5.375% 2013                                                                              4,260        4,633
  5.375% 2015                                                                              4,390        4,701
 Unlimited Tax School Building Bonds, Series 2001A:
  5.375% 2015                                                                              1,515        1,622
  5.375% 2016                                                                              1,705        1,812
Spring Branch Independent School Dist. (Harris
 County), Limited Tax Schoolhouse and Ref.
Bonds, Series 2001:
 5.375% 2015                                                                               3,875        4,137
 5.375% 2016                                                                               3,070        3,254
Tarrant County Health Facs. Dev. Corp., Texas Health
 Resources System Rev. Bonds, Series 1997A, MBIA
 Insured:
 5.50% 2007                                                                                4,000        4,274
 5.75% 2015                                                                                3,000        3,226
Tomball Hospital Auth., Rev. Ref. Bonds,                                                   5,250        4,969
 Series 1993, 6.125% 2023
Board of Regents of the University of Texas                                                3,750        3,949
System, Rev. Fncg. System Bonds, Series 1996B,
 5.00% 2011
Weatherford Independent School Dist. (Parker County),                                      2,625        1,148
 Unlimited Tax School Building and Ref. Bonds,
 Capital Appreciation, Series 2000, 0% 2018


Utah  -  0.99%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                            360          367
 1995 Issue E (Federally Insured or Guaranteed
 Mortgage Loans), 5.50% 2024
Alpine School Dist., Utah County, G.O. School
 Building Bonds (Utah School Bond Guaranty
 Program), Series 2001A:
 5.25% 2015                                                                                3,000        3,189
 5.25% 2016                                                                                4,225        4,459
Salt Lake County, G.O. Ref. Bonds, Series 2001:
 5.25% 2011                                                                                5,000        5,529
 5.00% 2012                                                                                8,130        8,735


Vermont  -  0.11%
Educational and Health Buildings Fncg. Agcy.,                                              2,250        2,381
 Hospital Rev. Bonds (Medical Center Hospital
 of Vermont Project), Series 1993, FGIC Insured,
 5.75% 2007


Virginia  -  1.57%
Dulles Town Center Community Dev. Auth. (Loudoun                                           2,500        2,502
 County), Special Assessment Bonds (Dulles Town
 Center Project), Series 1998, 6.25% 2026
Fairfax County:
 Econ. Dev. Auth., Retirement Community Rev.                                              15,500       16,303
 Bonds (Greenspring Village, Inc. Fac.), Series
 1999A, 7.50% 2029
 Industrial Dev. Auth., Hospital Rev. Ref. Bonds
 (Inova Health Systems Hospital Project),
 Series 1993A:
  5.00% 2011                                                                               1,300        1,384
  5.00% 2023                                                                               1,200        1,218
Gateway Community Dev. Auth. (Prince William                                               2,130        2,135
 County), Special Assessment Bonds, Series 1999,
 6.25% 2026
Industrial Dev. Auth., Hanover County, Hospital                                            1,000        1,175
 Rev. Bonds (Memorial Regional Medical Center
 Project at Hanover Medical Park), Series 1995,
 MBIA Insured, 6.50% 2009
Heritage Hunt Commercial Community Dev. Auth.
 (Prince William County), Special Assessment Bonds:
 Series 1999A, 6.85% 2019                                                                  3,399        3,565
 Series 1999B, 7.00% 2029                                                                  1,000        1,056
Peninsula Ports Auth. Health System Rev. Ref. Bonds                                        1,000        1,060
 (Riverside Health System Project), Series 1998,
 MBIA Insured, 5.00% 2010
Pocahontas Parkway Association, Route 895 Connector                                        5,000        4,840
 Toll Road Rev. Bonds, Series 1998A, 5.25% 2008


Washington  -  6.69%
G.O. Bonds:
 Series B, 5.50% 2010                                                                      2,000        2,215
 Series 2001C, 5.00% 2010                                                                  7,310        7,815
Health Care Facs. Auth., Rev. Bonds, Series 2001A
(Providence Health System), MBIA Insured:
 5.50% 2011                                                                                6,565        7,224
 5.625% 2014                                                                               3,000        3,262
 5.625% 2015                                                                               8,635        9,368
Public Power Supply System:
 Nuclear Project No. 1 Ref. Rev. Bonds, Series                                             5,000        5,169
 1997B, 5.125% 2014
 Nuclear Project No. 2 Ref. Rev. Bonds:
  Series 1993B, FSA Insured, 5.65% 2008                                                    3,030        3,358
  Series 1994A, 6.00% 2007                                                                19,900       22,198
 Nuclear Project No. 3 Ref. Rev. Bonds:
  Series 1989A, MBIA Insured, 0% 2013                                                      4,000        2,316
  Series 1989B, 7.125% 2016                                                                5,250        6,618
Central Puget Sound Regional Transit Auth.,
 Sales Tax and Motor Vehicle Excise Tax Bonds,
 Series 1999, FGIC Insured:
 5.25% 2021                                                                                5,500        5,785
 4.75% 2028                                                                               21,940       20,632
Public Utility Dist. No. 1 of Chelan County,                                              11,345        4,606
 Columbia River-Rock Island Hydro-Electric System
 Rev. Ref. Capital Appreciation Bonds, Series 1997A,
 MBIA Insured, 0% 2019
Energy Northwest, Columbia Generating Station Ref.
 Electric Rev. Bonds, Series 2001-A, FSA Insured:
 5.50% 2016                                                                               13,000       14,029
 5.50% 2017                                                                                5,000        5,365
City of Seattle:
 Limited Tax G.O. Bonds, Series 2001 (Various Purposes):
  5.00% 2013                                                                               3,835        4,048
  5.00% 2014                                                                               4,040        4,228
  5.25% 2015                                                                               4,255        4,520
  5.375% 2016                                                                              2,000        2,135
  5.375% 2017                                                                              4,440        4,707
 Municipal Light and Power:
  Improvements and Ref. Rev. Bonds, Series 2001,                                           5,000        5,357
 FSA Insured, 5.50% 2016
  Ref. Rev. Bonds, 1998 Series A, 5.00% 2016                                               3,410        3,439
  Rev. Anticipation Notes, Series 2001, 4.50% 2003                                         2,000        2,054


Wisconsin  -  1.58%
G.O. Bonds of 1999, Series A, 5.00% 2012                                                   3,390        3,569
G.O. Ref. Bonds of 1998, Series 1, 5.50% 2010                                              3,225        3,597
Health and Educational Facs. Auth., Rev. Bonds:
 Children's Hospital Project, Series 1993, FGIC                                            2,000        2,180
 Insured, 5.50% 2006
 Children's Hospital of Wisconsin, Inc., Series 1998,                                      1,130        1,257
 AMBAC Insured, 5.625% 2015
 Medical College of Wisconsin, Series 1993, 5.95% 2015                                     3,000        3,102
 The Monroe Clinic, Inc.:
  Series 1998:
   4.80% 2010                                                                              1,110        1,114
   4.90% 2011                                                                              1,165        1,173
  Series 1999:
   5.125% 2016                                                                             1,000          983
   5.375% 2022                                                                             2,000        1,966
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, 1998 Series A, 5.375% 2017                                     1,510        1,549
 Housing Rev. Bonds, 1992 Series A, 6.40% 2003                                             3,480        3,583
Pollution Control and Industrial Dev. Rev. Bonds                                           3,650        3,956
 (General Motors Corp. Projects), City of
Janesville, Series 1984, 5.55% 2009
City of Superior, Limited Obligation Ref. Rev.                                             6,000        7,562
 Bonds (Midwest Energy Resources Co. Project),
 Series E-1991 (Collateralized), FGIC Insured, 6.90% 2021

                                                                                                    2,112,979



                                                                                      Principal       Market
                                                                                         Amount        Value
Short-Term Securities  -  5.73%                                                           (000)        (000)


Beaver County, Pennsylvania, Industrial Dev. Auth.,                                        1,800        1,800
 Pollution Control Rev. Ref. Bonds (Atlantic Richfield
 Co. Projects), Series 1995, 2.05% 2020 (2)
City of Chicago, Illinois, Chicago-O'Hare International                                    1,200        1,200
 Airport, Special Fac. Rev. Bonds (American Airlines,
 Inc. Project), Series 1983D, 2.55% 2017 (2)
City of Columbia, Missouri, Special Obligation                                             3,400        3,400
Insurance Reserve Bonds, Series 1998A, 2.05% 2008 (2)
City of Columbus, Ohio, G.O. Bonds, Sewer Improvement                                      1,000        1,002
 No. 26 (E-U) Bonds, 6.50% 9/15/2001
City of Detroit, Michigan, Sewage Disposal System                                          2,700        2,700
 Rev. Ref. Bonds, Series 1998-A, MBIA Insured
, 2.00% 2023 (2)
City of Hammond, Indiana, Pollution Control Rev.                                           1,620        1,620
 Ref. Bonds (Amoco Oil Co. Project), Series 1994,
 2.50% 2022 (2)
Harrison County, Mississippi, Pollution Control Rev.                                       1,500        1,500
 Ref. Bonds (E. I. du Pont de Nemours and Company
 Project), Series 1990, 2.55% 2010 (2)
City of Houston, Texas, Tax and Rev. Anticipation                                         15,000       15,128
 Notes, Series 2001, 3.50% 6/28/2002
City of Huntsville, Alabama, G.O. Ref. Warrants,                                           1,410        1,413
 Series 1998-B, 4.00% 11/1/2001
Jackson County, Mississippi, Pollution Control                                             3,800        3,800
 Ref. Rev. Bonds (Chevron U.S.A. Inc. Project),
 Series 1992, 2.50% 2016 (2)
State of Kentucky, Asset/Liability Commission,                                            15,000       15,187
 General Fund Tax and Rev. Anticipation Notes,
 2001 Series A, 4.00% 6/26/2002
King County, Washington, Unlimited Tax G.O. Ref.                                           3,000        3,071
 Bonds, 1993 Series C, 5.625% 6/1/2002
County of Los Angeles, California,  2001-2002 Tax                                          2,500        2,528
 and Rev. Anticipation Notes, Series A, 3.75% 6/28/2002
Lower Neches Valley Auth., Industrial Dev. Corp.                                           6,775        6,775
 (Texas), Exempt Facs. Ref. Rev. Bonds (ExxonMobil
 Project), Series 2001, Subseries 2001A, 2.50% 2031 (2)
Maricopa County, Arizona Pollution Control Corp.,                                          1,800        1,800
 Pollution Control Rev. Ref. Bonds (Arizona Public
 Service Co. Palo Verde Project), 1994 Series A-F,
 2.45% 2029 (2)
Maryland Health and Higher Educational Facs. Auth.,                                        8,190        8,190
 Pooled Loan Program Rev. Bonds, Series 1994 D,
 2.05% 2029 (2)
The Commonwealth of Massachusetts, G.O. Bond                                               5,000        5,000
 Anticipation Notes, 2000 Series A, 5.00% 9/6/2001
State of New Mexico, 01-02 Tax and Rev.                                                   11,000       11,138
 Anticipation Notes, Series 2001, 4.00% 6/28/2002
North Carolina Medical Care Commission,
 Variable Rate Hospital Rev. Bonds: (2)
 Pooled Fncg. Project, Series 1996A, 2.55% 2016                                            1,000        1,000
 Lexington Memorial Hospital Project, Series 1997,                                         1,300        1,300
 2.55% 2010
Ohio Air Quality Dev. Auth., Air Quality Dev. Rev.                                         1,900        1,900
 Ref. Bonds (The Cincinnati Gas and Electric Compay
 Project), 1995 Series A, 2.55% 2030 (2)
Industrial Dev. Auth. of the City of Phoenix, Arizona,                                     4,050        4,050
 Multifamily Housing Rev. Ref. Bonds (Del Mar Terrace
 Apartments Project), Series 1999A, FHLMC Secured,
 2.00% 2029 (2)
City of Princeton, Indiana, Pollution Control Rev.                                         1,500        1,500
 Ref. Bonds, 1996 Series (PSI Energy, Inc. Project),
 2.55% 2019 (2)
City of San Antonio, Texas, Water System Commercial                                        6,000        6,000
 Paper Notes, Series A, 2.30% 10/3/2001
State of Texas, Tax and Rev. Anticipation Notes,                                          10,000       10,128
 Series 2001A, 3.75% 8/29/2002
Uinta County, Wyoming, Pollution Control Ref. Rev.                                         2,100        2,100
 Bonds (Chevron U.S.A. Inc. Project), Series 1993,
 2.50% 2020 (2)
Industrial Dev. Auth. of the City of Waynesboro,                                           2,600        2,600
 Virginia, Variable Rate Residential Care Facs. Rev.
 Bonds (Sunnyside Presbyterian Home), Series 1997,
 2.55% 2028 (2)
State of Wyoming, General Fund Tax and Rev.                                               11,000       11,093
 Anticipation Notes, Series 2001A, 3.50% 6/27/2002
                                                                                                      128,923

TOTAL INVESTMENT SECURITIES (cost: $2,121,305,000)                                                  2,241,902
Excess of cash and receivables over payables                                                            8,591

NET ASSETS                                                                                         $2,250,493

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Coupon rate changes periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
See Notes to Financial Statements


Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


The Tax-Exempt Bond Fund of America
Financial statements

Statement of assets and liabilities
at August 31, 2001                                          (dollars in       thousands)

Assets:
 Investment securities at market
  (cost: $2,121,305)                                                          $2,241,902
 Cash                                                                              1,941
 Receivables for -
  Sales of investments                                           $1,448
  Sales of fund's shares                                          8,489
  Interest                                                       28,606
  Other                                                               4           38,547
                                                                               2,282,390
Liabilities:
 Payables for -
  Purchases of investments                                       24,314
  Repurchases of fund's shares                                    2,317
  Dividends on fund's shares                                      3,372
  Management services                                               625
  Other expenses                                                  1,269           31,897
Net assets at August 31, 2001                                                 $2,250,493

 Total authorized capital stock -
 500,000,000 shares, $.001 par value
 Class A shares:
  Net assets                                                                  $2,202,158
  Shares outstanding                                                         177,895,320
  Net asset value per share                                                       $12.38
 Class B shares:
  Net assets                                                                     $26,010
  Shares outstanding                                                           2,101,370
  Net asset value per share                                                       $12.38
 Class C shares:
  Net assets                                                                     $15,009
  Shares outstanding                                                           1,212,460
  Net asset value per share                                                       $12.38
 Class F shares:
  Net assets                                                                      $7,316
  Shares outstanding                                                             591,080
  Net asset value per share                                                       $12.38



Statement of operations
for the year ended August 31, 2001                          (dollars in       thousands)
Investment income:
 Income:
  Interest                                                                      $112,024

 Expenses:
  Management services fee                                        $6,893
  Distribution expenses - Class A                                 4,915
  Distribution expenses - Class B                                   118
  Distribution expenses - Class C                                    27
  Distribution expenses - Class F                                     4
  Transfer agent fee - Class A                                      489
  Transfer agent fee - Class B                                        3
  Administrative services fees - Class C                              6
  Administrative services fees - Class F                              3
  Reports to shareholders                                           116
  Registration statement and prospectus                             282
  Postage, stationery and supplies                                   99
  Directors' fees                                                    18
  Auditing and legal fees                                            46
  Custodian fee                                                      37
  Taxes other than federal income tax                                31
  Other                                                              20           13,107
 Net investment income                                                            98,917

Realized gain and unrealized
 appreciation on investments:
 Net realized gain                                                                 9,185
 Net unrealized appreciation on investments                                       88,080
  Net realized gain and
   unrealized appreciation on investments                                         97,265
Net increase in net assets resulting
 from operations                                                                $196,182



Statement of changes in net assets                          (dollars in       thousands)

                                                             Year ended
                                                              August 31
                                                                    2001             2000
Operations:
 Net investment income                                          $98,917          $95,126
 Net realized gain(loss) on investments                           9,185           (2,279)
 Net unrealized appreciation (depreciation)
  on investments                                                 88,080           (1,685)
  Net increase (decrease) in net assets
   resulting from operations                                    196,182           91,162
Dividends and distributions paid to
 shareholders:
 Dividends from net investment income:
  Class A                                                       (98,662)         (94,620)
  Class B                                                          (489)             (32)
  Class C                                                          (104)                -
  Class F                                                           (68)                -
 Distributions from net realized
 gain on investments:
  Class A                                                              -          (6,722)
  Total dividends and distributions                             (99,323)        (101,374)

Capital share transactions:
 Proceeds from shares sold                                      604,544          353,333
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized                                  61,486           64,719
  gain on investments
 Cost of shares repurchased                                    (346,414)        (490,988)
  Net increase (decrease) in net assets
  resulting from capital share transactions                     319,616          (72,936)
Total increase (decrease) in net assets                         416,475          (83,148)

Net assets:
 Beginning of year                                            1,834,018        1,917,166
 End of year (including distributions in
   excess of net investment income
    and undistributed net investment
   income: $18 and $36, respectively)                        $2,250,493       $1,834,018



See Notes to Financial Statements

The Tax-Exempt Bond Fund of America
Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

On September 1, 2001, the fund will begin amortizing discounts daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value but will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on September 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Class allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of August 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $2,121,305,000. Net unrealized appreciation on investments aggregated $120,597,000; $133,371,000 related to appreciated securities and $12,774,000 related to depreciated securities. For the year ended August 31, 2001, the fund realized tax basis net capital gains of $8,627,000. For the year ended August 31, 2001, the fund utilized the remaining capital loss carryforward totaling $1,792,000 to offset, for tax purposes, capital gains realized during the year up to such amount. In addition, the fund has recognized, for tax purposes, capital losses totaling $917,000 which were realized during the period November 1, 1999 through August 31, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $6,893,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.30% per annum of the first $60 million of daily net assets decreasing to 0.16% of such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of rates beginning with 3.00% per annum of the first $3,333,333 of the fund's monthly gross investment income decreasing to 2.25% of such income in excess of $8,333,333. For the year ended August 31, 2001, the management services fee was equivalent to an annualized rate of 0.347% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the year ended August 31, 2001, aggregate distribution expenses were limited to $4,915,000, or 0.25% of average daily net assets attributable to Class A shares. As of August 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $2,322,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended August 31, 2001, aggregate distribution expenses were $118,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended August 31, 2001, aggregate distribution expenses were $27,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended August 31, 2001, aggregate distribution expenses were $4,000, or 0.25% of average daily net assets attributable to Class F shares.

As of August 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $1,031,000.

AFD received $947,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended August 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $492,000 was incurred during the year ended August 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of August 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $48,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended August 31, 2001, total fees under the agreement were $9,000. As of August 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $3,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of August 31, 2001, the cumulative amount of these liabilities was $55,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $676,756,000 and $392,114,000, respectively, during the year ended August 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended August 31, 2001, the custodian fee of $37,000 includes $13,000 that was paid by these credits rather than in cash.

For the year ended August 31, 2001, the fund reclassified $352,000 from undistributed net realized gains to undistributed net investment income to reflect permanent differences between book and tax reporting.

As of August 31, 2001, net assets consisted of the following:

                                                                      (dollars in thousands)
Capital paid in on shares of capital stock                                        $2,123,438
Distributions in excess of net investment income                                         (18)
Undistributed net realized gain                                                        6,476
Net unrealized appreciation                                                          120,597
Net assets                                                                        $2,250,493


Capital share transactions in the fund were as follows:

                                                              Year ended       August 31,   Year ended       August 31,
                                                                  Amount             2001       Amount             2000
                                                                   (000)           Shares        (000)           Shares
Class A Shares:
  Sold                                                          $550,783       45,771,317     $349,973       30,217,094
  Reinvestment of dividends and distributions                     61,021        5,082,782       64,695        5,585,672
  Repurchased                                                   (335,993)     (28,026,829)    (490,875)     (42,438,287)
   Net increase (decrease) in Class A                            275,811       22,827,270      (76,207)      (6,635,521)
Class B Shares: (1)
  Sold                                                            23,399        1,941,478        3,360          290,305
  Reinvestment of dividends and distributions                        340           28,097           24            2,086
  Repurchased                                                     (1,814)        (150,785)        (113)          (9,811)
   Net increase in Class B                                        21,925        1,818,790        3,271          282,580
Class C Shares: (2)
  Sold                                                            14,787        1,217,593          -                -
  Reinvestment of dividends and distributions                         74            6,059          -                -
  Repurchased                                                       (136)         (11,192)         -                -
   Net increase in Class C                                        14,725        1,212,460          -                -
Class F Shares: (2)
  Sold                                                            15,575        1,285,726          -                -
  Reinvestment of dividends and distributions                         51            4,161          -                -
  Repurchased                                                     (8,471)        (698,807)         -                -
   Net increase in Class F                                         7,155          591,080          -                -
Total net increase (decrease) in fund                           $319,616       26,449,600     $(72,936)      (6,352,941)

(1) Class B shares were not offered
 before March 15, 2000.
(2) Class C and Class F shares were
 not offered before March 15, 2001.

Per-share data and ratios

                                                              Class A
                                                                 Year         ended   August 31

                                                                  2001          2000        1999
Net asset value, beginning of year                             $11.81        $11.86      $12.60

 Income from investment operations :
  Net investment income                                       .60 (1)       .60 (1)         .59
  Net gains (losses) on securities                            .57 (1)     (.01) (1)        (.55)
 (both realized and unrealized)
   Total from investment operations                              1.17           .59         .04

 Less distributions :
  Dividends (from net investment income)                         (.60)         (.60)       (.59)
  Distributions (from capital gains)                              .00          (.04)       (.19)
   Total distributions                                           (.60)         (.64)       (.78)

Net asset value, end of year                                   $12.38        $11.81      $11.86

Total return (2)                                                10.22%         5.27%        .22%

Ratios/supplemental data:
 Net assets, end of year (in millions)                         $2,202        $1,831      $1,917
 Ratio of expenses to average net assets                          .66%          .67%        .65%
 Ratio of net income to average net assets                       5.00%         5.22%       4.78%

                                                                 Year         ended   August 31

                                                                  1998          1997
Net asset value, beginning of year                             $12.27        $11.86

 Income from investment operations :
  Net investment income                                           .62           .64
  Net gains (losses) on securities                                .37           .45
 (both realized and unrealized)
   Total from investment operations                               .99          1.09

 Less distributions :
  Dividends (from net investment income)                         (.62)         (.64)
  Distributions (from capital gains)                             (.04)         (.04)
   Total distributions                                           (.66)         (.68)

Net asset value, end of year                                   $12.60        $12.27

Total return (2)                                                 8.26%         9.39%

Ratios/supplemental data:
 Net assets, end of year (in millions)                         $1,795        $1,593
 Ratio of expenses to average net assets                          .66%          .68%
 Ratio of net income to average net assets                       4.98%         5.27%




                                                              Class B

                                                           Year ended   March 15 to
                                                          August 31,     August 31,
                                                                 2001      2000 (3)
Net asset value, beginning of period                           $11.81        $11.50

 Income from investment operations :
  Net investment income (1)                                       .52           .21
  Net gains on securities                                         .57           .34
 (both realized and unrealized) (1)
   Total from investment operations                              1.09           .55

 Less distributions :
  Dividends (from net investment income)                         (.52)         (.24)
  Distributions (from capital gains)                              .00           .00
   Total distributions                                           (.52)         (.24)

Net asset value, end of period                                 $12.38        $11.81

Total return (2)                                                 9.45%         4.88%

Ratios/supplemental data:
 Net assets, end of period (in millions)                          $26            $3
 Ratio of expenses to average net assets                         1.40%          .64%
 Ratio of net income to average net assets                       4.06%         1.99%

                                                              Class C       Class F

                                                          March 15 to   March 15 to
                                                           August 31,    August 31,
                                                             2001 (3)      2001 (3)
Net asset value, beginning of period                           $12.10        $12.10

 Income from investment operations :
  Net investment income (1)                                       .21           .24
  Net gains on securities                                         .29           .29
 (both realized and unrealized) (1)
   Total from investment operations                               .50           .53

 Less distributions :
  Dividends (from net investment income)                         (.22)         (.25)
  Distributions (from capital gains)                              .00           .00
   Total distributions                                           (.22)         (.25)

Net asset value, end of period                                 $12.38        $12.38

Total return (2)                                                 4.20%         4.45%

Ratios/supplemental data:
 Net assets, end of period (in millions)                          $15            $7
 Ratio of expenses to average net assets                          .73%          .40%
 Ratio of net income to average net assets                       1.77%         2.11%



Supplemental data - all classes


                                                                 Year         ended   August 31
                                                                  2001          2000
Portfolio turnover rate                                         22.41%        28.64%


                                                                  1999          1998        1997
Portfolio turnover rate                                         14.56%        23.19%      14.39%




1) Based on average shares outstanding.
2) Total returns exclude all sales
 charges, including contingent
 deferred sales charges.
3) Based on operations for the
 period shown and, accordingly,
 not representative of a full year
 (unless otherwise noted).

Report of Independent Accountants

To the Board of Directors and Shareholders of The Tax-Exempt Bond Fund of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc.(the "Fund") at August 31, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
September 28, 2001


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. For purposes of computing this exclusion, 99.7% of the dividends paid from net investment income qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from federal taxation.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

Investment Portfolio, July 31, 2001

[begin pie chart]
Quality ratings*

AAA                                                                                      8.81%
AA                                                                                       4.82%
A                                                                                        5.89%
BBB                                                                                     26.23%
BB                                                                                      29.52%
B                                                                                       18.86%
CCC or less                                                                              0.06%
Cash & equivalents                                                                       5.81%

* Bond ratings reflect those of a credit rating agency;
if ratings are not available, they are assigned by the fund's research analysts.
[end pie chart]

                                                                                    Principal    Market
                                                                                       Amount     Value
                                                                                        (000)     (000)
Fixed-Income Securities - 94.19%
Alaska  -  0.31%
Northern Tobacco Securitization Corp., Tobacco Settlement                        $2,000         $  2,076
 Asset-Backed Bonds, Series 2000, 6.20% 2022


Arizona  -  0.60%
Industrial Dev. Auth. of the County of Navajo, Industrial                         4,100            3,996
 Dev. Rev. Bonds (Stone Container Corp. Project),
 Series 1997, AMT, 7.20% 2027


California  -  8.84%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.                          6,000            5,935
 Rev. Bonds (USA Waste Services, Inc. Project), Series
 1998A, AMT, 5.10% 2018 (Put 2008)
Rural Home Mortgage Fin. Auth., Single Family Mortgage                              385              414
 Rev. Bonds (Mortgage-Backed Securities Program),
 1995 Series B, AMT, 7.75% 2026
Statewide Communities Dev. Auth., Apartment Dev. Rev.
 Ref. Bonds (Irvine Apartment Communities, LP):
 Series 1998A-1, AMT, 5.05% 2025 (Put 2008)                                       7,000            7,043
 Series 1998A-3, 5.10% 2025 (Put 2010)                                            3,000            3,027
City of Antioch, Public Fncg. Auth., 1998 Reassessment                            1,430            1,525
 Rev. Bonds, Subordinated Series B, 5.80% 2011
City of Chino Hills, Community Facs.:
 Dist. No. 9 (Rincon Village Area), Special Tax Bonds,                            3,410            3,525
 Series 1998, 6.45% 2023
 Dist. No. 10 (Fairfield Ranch), Special Tax Bonds,                               1,000            1,058
 6.95% 2030
County of El Dorado, Community Facs. Dist. No. 1992-1                               995            1,025
 (El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Fontana, Community Facs. Dist. No. 12 (Sierra                             1,000            1,061
 Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine, Assessment Dist. No. 94-13 (Oak Creek),                           1,000            1,017
 Limited Obligation Improvement Bonds, Group Two,
 5.875% 2017
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium
 of the Pacific Project), 1995 Series A:
 6.10% 2010 (Preref. 2005)                                                        1,000            1,121
 6.125% 2015 (Preref. 2005)                                                       2,500            2,806
 6.125% 2015, MBIA Insured (Preref. 2005)                                         1,000            1,122
 6.125% 2023 (Preref. 2005)                                                       1,500            1,683
 6.125% 2023, MBIA Insured (Preref. 2005)                                         2,500            2,806
County of Los Angeles, Capital Asset Leasing Corp.,                                 970            1,006
 Cert. of Part. (Marina del Rey), 1993 Series A,
 6.25% 2003
City of Los Angeles, Multi-family Housing Rev. Bonds                                500              526
 (GNMA Collateralized - Ridgecroft Apartments Project),
 Series 1997E, AMT, 6.00% 2017
Regional Airports Improvement Corp., Facs. Sublease Ref.                          2,500            2,256
 Rev. Bonds, Airport Terminal 6 Facs. (Los Angeles
 International Airport), Series 1999, AMT, 5.65% 2017
Pleasanton Joint Powers Fncg. Auth., Subordinate                                  1,805            1,852
 Reassessment Rev. Bonds, 1993 Series B, 6.125% 2002
City of Poway, Community Facs. Dist. No. 88-1 (Parkway                            2,800            3,049
 Business Centre), Special Tax Ref. Bonds, Series 1998,
 6.75% 2015
County of Sacramento, Laguna Creek Ranch/Elliott Ranch
 Community Facs. Dist. No. 1, Improvement Area No. 2
 Special Tax Ref. Bonds (Elliott Ranch):
 6.125% 2014                                                                        250              266
 6.30% 2021                                                                         500              521
County of San Diego, Reassessment Dist. No. 97-1
 (4-S Ranch), Limited Obligation Improvement Bonds:
 6.00% 2009                                                                         995            1,026
 6.25% 2012                                                                         995            1,026
Redev. Agcy. of the City and County of San Francisco,                             1,000              950
 Residential Fac. Rev. Bonds (Coventry Park Project),
 Series 1996A, AMT, 8.50% 2026
Community Facs. Dist. No. 99-1 (Talega) of the Santa                              2,390            2,510
 Margarita Water Dist., Series 1999 Special Tax Bonds,
 6.10% 2014
South Tahoe Joint Powers Fncg. Auth., (South Tahoe
 Redev. Project Area No. 1):
 Series 1995B, 6.25% 2020                                                         1,000            1,033
 Bond Anticipation Notes:
 Series 1999A, 7.30% 2007                                                         5,500            5,748
 Series 1999B, 7.30% 2007                                                         1,000            1,045
Community Facs. Dist. No. 88-12 of the City of Temecula                             940              965
 (Ynez Corridor), Special Tax Ref. Bonds, 1998 Series A,
 5.35% 2009


Colorado  -  5.25%
Housing and Fin. Auth., Single Family Program Senior
 Bonds, AMT:
 1995 Series A, 8.00% 2025                                                          495              529
 1995 Series B, 7.90% 2025                                                          370              396
 1997 Series B-2, 7.00% 2026                                                        740              781
City and County of Denver, Airport System Rev. Bonds,                               885              936
 Series 1992C, AMT, 6.75% 2013
Eaglebend Affordable Housing Corp., Multi-family Housing
 Project Rev. Ref. Bonds:
 Series 1997A:
  6.20% 2012                                                                      1,000            1,006
  6.45% 2021                                                                      2,000            1,978
 EagleBend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds:
 Series 1998A:
  6.53% 2024                                                                      1,665            1,642
  6.53% 2029                                                                      1,320            1,292
  6.63% 2039                                                                      2,950            2,872
Eagle County, Bachelor Gulch Metropolitan Dist.,                                  3,500            3,664
 Limited Tax G.O. Bonds, Series 1999, 6.70% 2019
E-470 Public Highway Auth. Senior Rev. Bonds,                                     7,500              667
 Series 2000B (Capital Appreciation Bonds), 0% 2034
Lincoln Park Metropolitan Dist. (Douglas County),                                 3,000            3,029
 G.O. Limited Tax Ref. and Improvement Bond,
 Series 2001,   7.75% 2026
Northwest Parkway Public Highway Auth., Rev. Bonds,                               4,500            4,535
 Series 2001D, 7.125% 2041
Rampart Range Metropolitan Dist. No. 1 (City of Lone                              7,660            7,554
 Tree), Rev. Bonds (Rampart Range Metropolitan Dist.
 No. 2 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County),                                     4,110            4,133
 Limited Tax G.O. Bonds, Series 2001, 7.50% 2031


Connecticut  -  2.59%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The
 Connecticut Light and Power Co. Project):
 Series 1993A, 5.85% 2028                                                         1,375            1,390
 Series 1993B, AMT, 5.95% 2028                                                    1,500            1,507
Health and Educational Fac. Auth., Rev. Bonds,                                    1,000            1,031
 University of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe,
 Special Rev. Bonds:  /1/
 1996 Series A:
  6.375% 2004 (Escrowed to Maturity)                                                500              547
  6.40% 2011 (Preref. 2007)                                                       3,470            4,004
  6.40% 2011                                                                      3,025            3,264
  5.50% 2028                                                                      1,500            1,437
 1997 Series B:
  5.60% 2009                                                                      1,000            1,055
  5.75% 2018                                                                      3,000            3,017


Delaware  -  0.15%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula
 United Methodist Homes, Inc. Issue), Series 1997A:
 6.00% 2008                                                                         500              510
 6.10% 2010                                                                         500              507


District of Columbia  -  0.90%
Hospital Rev. Ref. Bonds (Washington Hospital Center                              1,200            1,261
 Issue), Series 1992A, 7.00%  2005 (Preref. 2002)
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington
 Hospital Center Projects):
 Series 2001B, 6.625% 2031 (Put 2005)                                             1,000            1,045
 Series 2001C, 6.80% 2031 (Put 2006)                                              1,500            1,582
 Series 2001D, 6.875% 2031 (Put 2007)                                             2,000            2,124


Florida  -  11.74%
Arbor Greene Community Dev. Dist. (City of Tampa,                                   800              817
 Hillsborough County), Special Assessment Rev. Bonds,
 Series 2000, 6.50% 2007
Championsgate Community Dev. Dist., Capital Improvement                           2,850            2,661
 Rev. Bonds, Series 1998A, 6.25% 2020
The Crossings at Fleming Island Community Dev.
 Dist. (Clay County):
 Special Assessment Bonds, Series 1995, 8.25%                                     4,500            5,268
 2016 (Preref. 2005)
 Special Assessment Ref. Bonds, Series 2000C, 7.10% 2030                          5,000            5,252
The City of Daytona Beach, Capital Improvement Rev.                               7,875            7,900
 Bond Anticipation Notes (Ocean Walk Project),
 Series A, 6.875% 2004
Fleming Island Plantation Community Dev. Dist.                                    1,000            1,068
 (Clay County), Series 2000B, 7.375% 2031
The Groves Community Dev. Dist. (Pasco County),                                   3,585            3,624
 Special Assessment Rev. Bonds, Series 2000B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough County),                            4,000            3,986
 Capital Improvement Rev. Bond, Series 2001B, 6.35% 2010
Heritage Isles Community Dev. Dist. (Hillsborough                                 2,210            2,212
 County), Special Assessment Rev. Bonds, Series 1998A,
 5.75% 2005
Heritage Palms Community Dev. Dist. (Fort Myers),
 Capital Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                          1,195            1,190
 Series 1999, 6.25% 2004                                                          1,485            1,499
Heritage Pines Community Dev. Dist. (Pasco County),                                 850              840
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                               555              559
 Capital Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lake Ashton Community Dev. Dist. (City of Lake Wales,
 Polk County), Capital Improvement Rev. Bonds:
 Series 2001A, 7.40% 2032                                                         1,000            1,014
 Series 2001B, 6.40% 2011                                                         1,000            1,007
Lake Powell Residential Golf Community Dev. Dist. (Bay                            7,000            7,083
 County), Special Assessment Rev. Bonds, Series 2000B,
 7.00% 2010
Lee County Industrial Dev. Auth., Healthcare Facs.
 Rev. Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida,                                2,500            2,255
 Inc. Project), 6.25% 2017
 Series 1999A (Shell Point/Alliance Obligated Group,
 Shell Point Village Project):
  5.25% 2007                                                                      1,000              992
  5.50% 2009                                                                      1,000              988
  5.75% 2011                                                                        500              496
  5.75% 2013                                                                      1,410            1,379
  5.75% 2015                                                                        500              480
  5.50% 2021                                                                      3,800            3,302
Marshall Creek Community Dev. Dist., Special Assessment                           3,020            3,155
 Bonds, Series 2000A, 7.65% 2032
Meadow Pointe II, Community Dev. Dist. (Pasco County),                            3,485            3,489
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Northern Palm Beach County Improvement Dist.,
 Water Control and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                        790              850
  7.30% 2027                                                                      1,500            1,607
 Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                     1,000            1,018
North Springs Improvement Dist. Special Assessment Bonds,
 Parkland Isles Project:
 Series 1997A, 7.00% 2019                                                         1,000            1,052
 Series 1997B, 6.25% 2005                                                           630              635
Ocean Highway and Port Auth., Solid Waste/Pollution                               1,305            1,281
 Control Rev. Ref. Bonds, Series 1996 (Jefferson Smurfit
 Corp. (U.S.) Project), 6.50% 2006
City of Orlando, Special Assessment Rev. Bonds (Conroy                            4,250            3,987
 Road Interchange Project), Series 1998A, 5.80% 2026
River Ridge Community Dev. Dist. (Lee County), Capital                            2,305            2,317
 Improvement Rev. Bonds, Series 1998, 5.75% 2008
Stoneybrook West Community Dev. Dist. (City of Winter                             1,375            1,403
 Garden, Orange County), Special Assessment Rev. Bonds,
 Series 2000B, 6.45% 2010
Waterlefe Community Dev. Dist. (Manatee County),                                  1,600            1,607
 Capital Improvement Rev. Bonds, Series 2001B, 6.25% 2010


Idaho  -  1.20%
Housing and Fin. Association, AMT:
 Single Family Mortgage:
  1998 Series B-2, 5.20% 2011                                                       810              832
  1999 Series B-2, 5.00% 2013                                                       930              906
  1999 Series D-3, 5.15% 2013                                                       965              945
  1999 Series G-2, 5.75% 2014                                                       480              504
  2001 Series B-III, 5.75% 2020                                                   2,760            2,815
 Single Family Mortgage Subordinate Bonds:
  1997 Series H-2, 5.40% 2010                                                     1,195            1,229
  1997 Series I-2, 5.55% 2010                                                       760              788


Illinois  -  6.36%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste                           3,035            2,891
 Management, Inc. Project), Series 1997, AMT, 5.05% 2010
Health Facs. Auth., Rev. Ref. Bonds:
 Advocate Health Care Network, Series 1997A:
  5.70% 2011                                                                        500              534
  5.80% 2016                                                                      2,000            2,076
 Alexian Brothers Health System, Series 1999, FSA                                 1,000              977
 Insured, 5.125% 2028
 Centegra Health System, Series 1998:
  5.50% 2008                                                                      1,000            1,036
  5.25% 2014                                                                      1,500            1,463
 Edward Hospital Project, Series 1993A, 6.00% 2019                                1,000            1,016
  Obligated Group, Series 2001A, FSA Insured, 5.50% 2017                          1,500            1,563
 Fairview Obligated Group Project:
  1992 Series A, 9.50% 2022 (Preref. 2002)                                        2,715            2,946
  1995 Series A:
   6.25% 2003                                                                     1,245            1,271
   7.40% 2023                                                                     3,130            3,125
 Friendship Village of Schaumburg, Series 1997A,                                  1,500            1,248
 5.25% 2018
 Lutheran Senior Ministries Obligated Group - Lutheran                            3,000            2,950
 Hillside Village Project, Series 2001A, 7.375% 2031
 OSF Healthcare System, Series 1999, 6.25% 2019                                   1,500            1,576
City of Chicago:
 G.O. Bonds (Emergency Telephone System),                                         1,000            1,043
 Ref. Series 1999, FGIC Insured, 5.25% 2020
 Chicago O'Hare International Airport, Special Facs.                              9,375            8,582
 Rev. Ref. Bonds (United Air Lines, Inc. Project),
 Series 1999B, AMT, 5.20% 2011
 School Reform Board of Trustees of the Board of                                  1,000              995
 Education of the City of Chicago, Unlimited Tax G.O.
 Bonds (Dedicated Tax Rev.), Series 1997A, AMBAC Insured,
 5.25% 2030
Village of Montgomery, Kane and Kendall Counties,                                 4,000            4,053
 Special Assessment Improvement Bonds, Series 2001
 (Lakewood Creek Project), 7.75% 2030
Village of Robbins, Cook County, Resource Recovery
 Rev. Bonds (Robbins Resource Recovery Partners,
 L.P. Project), AMT:
 Series 1999A, 8.375% 2016 /2/                                                    3,950              296
 Series 1999B, 8.375% 2016 /2/                                                    1,545              116
 Series 1999C, 7.25% 2009                                                           569              435
 Series 1999C, 7.25% 2024                                                         2,650            1,736
 Series 1999D, 0% 2009                                                            1,230              479


Indiana  -  0.94%
Dev. Fin. Auth. Rev. Ref. Bonds, Exempt Fac.-Inland                               1,000              541
 Steel, 5.75% 2011
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity                             2,805            2,841
 Obligated Group), Series 1999D, 5.25% 2016
City of East Chicago, Pollution Control Rev. Ref. Bonds,                          2,000            1,283
 Inland Steel Co. Project No. 11, Series 1994, 7.125% 2007
The Indianapolis Local Public Improvement Bond Bank,                              4,500            1,577
 Series 1999 E Capital Appreciation Bonds,
 AMBAC Insured, 0% 2021


Iowa  -  0.32%
Fin. Auth., Ref. Rev. Bonds (Trinity Health Credit                                2,000            2,162
 Group), Series 2000B, AMBAC Insured, 6.00% 2027


Kentucky  -  1.90%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),
 Series 2000, MBIA Insured:
  6.50% 2020                                                                      2,000            2,074
  6.625% 2028                                                                     1,000            1,041
 Hospital System Ref. and Improvement Rev. Bonds,
 Series 1997 (Appalachian Regional Healthcare,
 Inc. Project):
  5.60% 2008                                                                      1,000              887
  5.80% 2012                                                                      1,000              831
  5.85% 2017                                                                      7,000            5,472
City of Ashland, Sewage and Solid Waste Rev. Bonds,                               2,200            2,335
 Series 1995 (Ashland Inc. Project), AMT, 7.125% 2022


Louisiana  -  1.61%
Health Education Auth., Rev. Bonds (Lambeth
 House Project):
 Series 1996, 9.00%  2026 (Prefef. 2006)                                          1,850            2,342
 Series 1998A, 6.20% 2028                                                         5,000            4,267
Parish of West Feliciana, Pollution Control Rev.
 Ref. Bonds:
 (Entergy Gulf States, Inc. Project), Series 1999A,                               2,500            2,561
  5.65% 2028 (Put 2004)
 (Gulf States Utilities Co. Project), Series 1984-II,                             1,500            1,557
  7.70% 2014


Maine  -  0.45%
Health and Higher Educational Facs. Auth., Rev. Bonds,
 Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                       1,000            1,007
 7.55% 2029                                                                       2,000            2,010


Maryland  -  1.17%
Anne Arundel County, Special Obligation Bonds (Arundel                            1,000            1,075
 Mills Project), Series 1999, 7.10% 2029
Frederick County, Special Obligation Bonds (Urbana                                3,000            3,022
 Community Dev. Auth.), Series 1998, 6.625% 2025
Housing Opportunities Commission of Montgomery County,
 Multi-family Rev. Bonds  (Strathmore Court at White
 Flint), 1994 Issue A-2:
 7.50% 2024                                                                       1,000            1,048
 7.50% 2027                                                                         950              995
Housing Auth. of Prince George's County, Mortgage                                 1,000            1,027
 Rev. Bonds, Series 1997A (GNMA Collateralized - Langley
 Gardens Apartments Project), 5.75% 2029
Prince George's County (Dimensions Health Corp. Issue),                           1,250              630
 Project and Ref. Rev. Bonds, Series 1994, 5.375% 2014


Massachusetts  -  2.48%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste                              1,000            1,095
 Management, Inc. Project), Series 1999B, AMT,
 6.90% 2029 (Put 2009)
Health and Educational Facs. Auth., Rev. Bonds,                                   1,000            1,083
 Partners HealthCare System Issue, Series C, 6.00% 2015
Industrial Fin. Agcy.:
 Resource Recovery Rev. Ref. Bonds (Ogden Haverhill
 Project), Series 1998A, AMT:
  5.20% 2008                                                                      1,300            1,320
  5.30% 2009                                                                      6,300            6,356
 Rev. Bonds, Edgewood Retirement Community Project,                               5,400            6,677
 Series 1995A, 9.00% 2025 (Preref. 2005)


Michigan  -  7.10%
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds:
 The Detroit Medical Center Obligated Group, Series 1998A:
  5.125% 2018                                                                     2,550            2,150
  5.25% 2028                                                                      1,500            1,186
 Genesys Health System Obligated Group, Series 1995A:
  8.00% 2005 (Escrowed to Maturity)                                               2,000            2,351
  8.10% 2013 (Preref. 2005)                                                       1,100            1,316
  7.50% 2027 (Preref. 2005)                                                       2,265            2,619
 Hackley Hospital Obligated Group, Series 1998A,                                  1,000              948
 5.30% 2013
 Henry Ford Health System, Series 1995A, 5.25% 2025                               2,000            1,940
 Pontiac Osteopathic, Series 1994A:
  5.375% 2006                                                                     2,550            2,427
  6.00% 2014                                                                      2,500            2,254
  6.00% 2024                                                                      1,000              837
 Sinai Hospital of Greater Detroit, Series 1995:
  6.00% 2008                                                                      1,000              994
  6.625% 2016                                                                       500              504
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds,                            2,110            2,129
 2001 Series A, AMT, MBIA Insured, 5.30% 2016
Municipal Bond Auth., Public School Academy Facs.
 Program Rev. Bonds (Detroit Academy of Arts and
 Sciences Project), Series 2001A:
 7.90% 2021                                                                       3,400            3,438
 8.00% 2031                                                                       2,300            2,326
Strategic Fund Limited Obligation Rev. Bonds (United                              4,250            4,128
 Waste Systems, Inc. Project), Series 1995, 5.20% 2010
City of Detroit Limited Tax G.O. Bonds, Series 1995 A,                            1,145            1,240
 6.40% 2005
City of Flint, Hospital Building Auth. (Hurley
 Medical Center):
 Rev. Ref. Bonds, Series 1998A:
  5.00% 2008                                                                      2,030            1,940
  5.25% 2016                                                                      3,035            2,674
 Rev. Rental Bonds, Series 1998B:
  5.375% 2018                                                                     1,000              858
  5.375% 2028                                                                     3,250            2,630
The Econ. Dev. Corp. of the County of Midland,                                    6,305            6,468
 Subordinate Pollution Control Limited Obligation Rev.
 Ref. Bonds (Midland Cogeneration Project), Series B,
 AMT, 6.875% 2009


Minnesota  -  1.66%
City of Minneapolis, G.O. Various Purpose Bonds,                                  1,100            1,109
 Series 2000, 5.00% 2001
Minneapolis-St. Paul Metropolitan Airports Commission,                            2,000            1,933
 Special Facs. Rev. Bonds (Northwest Airlines, Inc.
 Project), Series 2001A, AMT, 7.00% 2025
Port Auth. of the City of Saint Paul, Hotel Fac. Rev.                             8,000            8,033
 Bonds (Radisson Kellogg Project), Series 1999-2,
 7.375% 2029


Nebraska  -  0.58%
City of Kearney, Industrial Dev. Rev. Bonds (The Great
 Platte River Road Memorial Foundation Project),
 Series 1998:
 6.75% 2023                                                                       2,000            1,100
 6.75% 2028                                                                       5,000            2,747


Nevada  -  4.99%
Housing Division, Single Family Mortgage Bonds:
 1999 Series B-1, 4.95% 2012                                                        565              564
 1999 Series D-2, AMT, 5.90% 2013                                                 1,340            1,431
Clark County:
 Special Improvement Dist. No. 121 (Southern Highlands
 Area), Local Improvement Bonds, Series 1999:
  7.00% 2009                                                                      2,500            2,669
  7.50% 2019                                                                      9,040            9,624
 Special Improvement Dist. No. 132 (Summerlin South
 Area (Villages 15A and 18)), Local Improvement Bonds,
 Series 2001:
  6.40% 2014                                                                      1,255            1,264
  6.50% 2015                                                                      1,000            1,007
  6.875% 2021                                                                     2,550            2,590
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West),                               2,000            1,712
 1998 Series A, 5.375% 2026
 Local Improvement Dist.:
  No. T-4C (Green Valley Properties), Limited Obligation
 Ref. Bonds, 1999 Series A:
   5.75% 2013                                                                     1,705            1,669
   5.90% 2018                                                                     1,000              968
  No. T-10 (Seven Hills) Limited Obligation
 Improvement Bonds:
   6.90% 2006                                                                       955              984
   7.50% 2015                                                                     5,210            5,366
City of Las Vegas, Special Improvement Dist. No. 808
 (Summerlin Area), Local Improvement Bonds, Series 2001:
 6.40% 2015                                                                       1,395            1,405
 6.75% 2021                                                                       2,000            2,031


New Hampshire  -  0.40%
Business Fin. Auth., 6% Pollution Control Ref. Rev.                               2,000            2,003
 Bonds (Public Service Co. of New Hampshire Project -
 1992 Tax-Exempt Series D), AMT, 6.00% 2021
Housing Fin. Auth., Single Family Mortgage Acquisition                              650              682
 Rev. Bonds, 1997 Series D, AMT, 5.60% 2012


New Jersey  -  4.19%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation                            4,750            4,897
 Improvement Dist. Project (City of Elizabeth),
 Series 1998A, 6.375% 2031
 First Mortgage Rev. Fixed-Rate Bonds (Fellowship                                 2,000            2,398
 Village Project), Series 1995A, 9.25% 2025 (Preref. 2005)
 First Mortgage Rev. Ref. Bonds (Fellowship Village
 Project):
  Series 1998A:
   5.10% 2008                                                                     1,250            1,217
   5.20% 2009                                                                     1,000              967
   5.30% 2010                                                                     1,000              963
    Tax-Exempt Term Bonds:
     5.50% 2018                                                                   1,000              914
     5.50% 2025                                                                   1,000              883
 First Mortgage Rev. Bonds (Fellowship Village Project):
 Series 1998C:
  5.50% 2018                                                                      1,000              909
  5.50% 2028                                                                      1,500            1,312
 Retirement Community Rev. Bonds (Seabrook Village,                               9,000            9,224
 Inc. Fac.), Series 2000 A, 8.25% 2030
 Winchester Gardens at Ward Homestead Project,
 Series 1996A:
   8.50% 2016                                                                     1,000            1,070
   8.625% 2025                                                                    3,000            3,211


New Mexico  -  1.18%
Dona Ana County, Improvement Dist. Bonds, (Santa Teresa
 Improvement Dist.):
 Airport Road Business Center, Phase III,                                         2,215            2,240
 Series 2001A 8.375% 2021
 Border Industrial Park, Phase I & II,                                            5,560            5,620
 Series 2001B 8.875% 2021


New York  -  4.47%
Dormitory Auth.:
 Cert. of Part., on behalf of the City University of                              1,475            1,631
 New York, as Lessee (John Jay College of Criminal
 Justice Project Ref.), 6.00% 2006
 Mental Health Services Fac. Improvement Rev. Bonds,                              1,930            2,032
 Series 1998C, 5.00% 2010
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City),                                         1,000            1,098
 1996 Series A Ref., 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds,                                       800              851
 1997 Series C, 5.10% 2009
City of New York:
 G.O. Bonds, Fiscal 2001 Series F:
  5.00% 2008                                                                      2,000            2,118
  5.00% 2009                                                                      2,510            2,655
 Industrial Dev. Agcy., AMT:
  Industrial Dev. Rev. Bonds (Brooklyn Navy Yard                                  2,000            2,092
 Cogeneration Partners, L.P. Project), Series 1997,
 6.20% 2022
  Solid Waste Disposal Rev. Bonds (1995 Visy Paper (NY),                          2,300            2,353
 Inc. Project), 7.55% 2005
Onondaga County Industrial Dev. Agcy., Solid Waste
 Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard
 LLC Project), Series 1998, AMT:
 6.80% 2014                                                                       1,500            1,530
 7.00% 2030                                                                       5,500            5,596
Port Auth. of New York and New Jersey, Special Project
 Bonds, Series 4, AMT, KIAC Partners Project:
 7.00% 2007                                                                       1,500            1,589
 6.75% 2011                                                                       4,000            4,266
Suffolk County Industrial Dev. Agcy., Continuing                                  2,000            2,009
Care Retirement Community Rev. Bonds (Peconic Landing at
 Southhold, Inc. Project), Series 2000, 8.00% 2030


North Carolina  -  2.45%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  7.25% 2007                                                                      1,500            1,686
  7.00% 2008                                                                      1,000            1,124
  6.125% 2009                                                                     3,950            4,260
  6.00% 2022                                                                      1,000            1,032
  6.00% 2026                                                                      1,000            1,029
 Ref. Series 1999A, 5.20% 2010                                                    2,000            2,042
 Ref. Series 1999B:
  5.55% 2014                                                                      1,000            1,017
  5.70% 2017                                                                      2,000            2,018
 Series 1999 D, 6.75% 2026                                                        1,000            1,076
Municipal Power Agcy. Number 1, Catawba Electric Rev.                             1,000            1,064
 Bonds, Series 1999B, 6.50% 2020


North Dakota  -  0.13%
Housing Fin. Agcy., Rev. Bonds, 1998 Series A, AMT,                                 910              900
 5.25% 2018


Ohio  -  1.58%
The Student Loan Funding Corp., Cincinnati, Student Loan                            145              146
 Rev. Ref. Bonds, Series 1991A, AMT, 7.20% 2003
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay                            4,000            3,447
 Shore Power Project), Series 1998 A, AMT, 5.875% 2020
City of Cleveland, Airport Special Rev. Bonds
 (Continental Airlines, Inc. Project):
 Series 1998, 5.375% 2027                                                         1,000              801
 Series 1999, AMT, 5.70% 2019                                                     1,500            1,314
County of Montgomery, Hospital Facs. Rev. Bonds
 (Kettering Medical Center Network Obligated Group),
 Series 1999:
 6.75% 2018                                                                       1,000            1,036
 6.75% 2022                                                                       1,000            1,018
County of Richland, Hospital Fac. Rev. Improvement Bonds
 (MedCentral Health System Obligated Group), Series 2000B:
 6.375% 2022                                                                      1,000            1,054
 6.375% 2030                                                                      1,750            1,737


Oklahoma  -  1.46%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds
 (Langston Community Dev. Corp. Project), Series 2000A:
 7.40% 2017                                                                       2,710            2,679
 7.75% 2030                                                                       6,050            6,061
Trustees of the Tulsa Municipal Airport Trust,                                    1,000            1,006
 Rev. Bonds, Ref. Series 2001B, AMT, 5.65% 2035 (Put 2008)


Oregon  -  1.77%
City of Klamath Falls (Klamath Cogeneration Project),
 Series 1999:
 5.75% 2013                                                                       2,000            1,945
 5.875% 2016                                                                      4,500            4,337
 6.00% 2025                                                                       5,750            5,520


Pennsylvania  -  3.40%
Health Care Fac. Rev. Bonds (Redstone Presbyterian                                4,000            4,129
 SeniorCare Obligated Group), Fixed Rate Rev. Bonds,
 Series 2000B, 8.125% 2030
Housing Fin. Agcy., Rev. Bonds, Single Housing Family                             1,400            1,448
 Mortgage, Series 1997-58A, AMT, 5.85% 2017
Allegheny County Hospital Dev. Auth., Health System                               2,000            2,074
 Rev. Bonds (West Penn Allegheny Health System),
 Series 2000B, 9.25% 2030
Lehigh County, General Purpose Auth. Rev. Bonds                                   1,000            1,072
 (KidsPeace Obligated Group), ACA Insured, 5.70% 2009
Hospitals and Higher Education Facs.
Auth. of Philadelphia:
 Frankford Hospital, Series A, 6.00% 2014 (Escrowed                                 500              532
 to Maturity)
 Hospital Rev. Bonds (Temple University Hospital),                                1,000              981
 Series of 1997, 5.70% 2009
Philadelphia Auth. for Industrial Dev., Rev. Bonds
 (Cathedral Village Project), Series of 1998:
 5.30% 2007                                                                       1,145            1,128
 5.50% 2010                                                                       1,000              962
Scranton-Lackawanna Health and Welfare Auth., City of
 Scranton, Lackawanna County, Hospital Rev. Bonds
 (Moses Taylor Hospital Project), Series 1997:
 5.75% 2006                                                                       1,585            1,519
 5.80% 2007                                                                       1,680            1,594
 5.90% 2008                                                                       1,730            1,635
 6.00% 2009                                                                         940              886
 6.10% 2011                                                                       2,005            1,871
 6.20% 2017                                                                       1,000              893
Westmoreland County Industrial Dev. Auth., Variable                               2,000            1,954
 Rate Rev. Bonds (Nat'l Waste and Energy Corp.; Valley
 Landfill Expansion Project), Series 1993, AMT,
 5.10% 2018


Rhode Island  -  0.31%
Housing and Mortgage Fin. Corp., Homeownership                                    2,000            2,041
 Opportunity Bonds, Series 9-B-1, AMT, 5.55% 2013


South Carolina  -  1.86%
Tobacco Settlement Rev. Management Auth., Tobacco                                 2,500            2,569
 Settlement Asset-Backed Bonds, Series 2001B, 6.00% 2022
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                              8,000            7,393
 1999A Ref. Series, 5.25% 2015
York County, Pollution Control Facs. Rev. Bonds                                   2,300            2,458
 (Bowater Inc. Project), Series 1990, AMT, 7.625% 2006


Tennessee  -  0.38%
Health and Educational Facs. Board of the Metropolitan                            1,160              955
 Government of Nashville and Davidson County, Rev. Ref.
 Bonds, Series 1998, 5.65% 2024
Memphis-Shelby County Airport Auth., Special Facs. Rev.                           1,500            1,548
 Bonds (Federal Express Corp.), Series 1984, 7.875% 2009


Texas  -  5.07%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds                            1,500            1,659
 (American Airlines, Inc. Project), Series 1990, AMT,
 7.00% 2011
Bell County Health Facs. Dev. Corp., Retirement Fac.                              1,000              920
 Rev. Bonds (Buckner Retirement Services, Inc. Obligated
 Group Project), Series 1998, 5.25% 2028
Brazos River Auth., Collateralized Pollution Control                              2,000            2,022
 Rev. Ref. Bonds (Texas Utilities Electric Co. Project),
 Series 1995B, AMT, 5.05% 2030 (Put 2006)
Industrial Dev. Corp. of Port of Corpus Christi, Rev.
 Ref. Bonds (Valero Refining and Marketing Co. Project):
 Series 1997D, AMT, 5.125% 2009                                                   5,250            5,178
 Series C, 5.40% 2018                                                             1,000              957
Donna Independent School Dist. (Hidalgo County),                                  1,000            1,015
 Unlimited Tax School Building Bonds, Series 1998,
 5.20% 2018
Fort Worth International Airport Fac. Improvement Corp.,                          3,000            3,126
 American Airlines, Inc., Rev. Ref. Bonds, Series 2000C,
 AMT, American Airlines Insured, 6.15% 2029
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds (Memorial Hermann Healthcare                                 4,100            4,319
 System), Series 2001A, 6.375% 2029
 Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001A:
 5.625% 2014                                                                      1,500            1,575
 5.50% 2020                                                                       2,850            2,868
Hidalgo County Health Services Corp., Hospital Rev.
 Bonds, (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                       2,365            2,425
 6.75% 2016                                                                       1,000              955
Matagorda County, Navigation Dist. Number One, Rev. Ref.                          2,500            2,443
 Bonds (Houston Lighting & Power Co. Project),
 Series 1997, AMT, AMBAC Insured, 5.125% 2028
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                             4,740            4,353
 6.125% 2023


Utah  -  0.72%
Housing Fin. Agcy., Single Family Mortgage Bonds, AMT:
 1997 Series G-2, Class III, 5.60% 2010                                             805              837
 1998 Series G-2, Class III, 4.90% 2012                                             865              877
 1999 Series B-2, Class III, 5.10% 2012                                             990            1,010
 1999 Series C-3, Class III, 5.60% 2013                                           1,310            1,362
 Federally Insured or Guaranteed Mortgage Loans,                                    695              725
 1999 Issue D, AMT, 5.60% 2013


Virginia  -  2.28%
Dulles Town Center Community Dev. Auth. (Loudoun County),                         4,000            3,963
 Special Assessment Bonds (Dulles Town Center Project),
 Series 1998, 6.25% 2026
Fairfax County Econ. Dev. Auth., Retirement Community
 Rev. Bonds (Greenspring Village, Inc. Fac.),
 Series 1999 A:
 6.75% 2012                                                                       1,500            1,573
 7.50% 2029                                                                       4,000            4,190
Gateway Community Dev. Auth. (Prince William County),                             2,000            1,969
 Special Assessment Bonds, Series 1999, 6.25% 2026
Industrial Dev. Auth. of the County of Henrico, Solid                               500              477
 Waste Disposal Rev. Bonds (Browning-Ferris Industries
 of South Atlantic, Inc. Project), Series 1995, AMT,
 5.30% 2011 (Put 2005)
Heritage Hunt Commercial Community Dev. Auth. (Prince                             1,000            1,044
 William County), Special Assessment Bonds, Series 1999B,
 7.00% 2029
Pocahontas Parkway Association, Route 895 Connector Toll
 Road Rev. Bonds, Series 1998A:
 5.25% 2008                                                                       1,100            1,065
 5.00% 2011                                                                       1,000              925


Wisconsin  -  1.40%
Housing and Econ. Dev. Auth., Housing Rev. Bonds,                                 1,000            1,016
 1993 Series B, AMT, 5.30% 2006
City of Oconto Falls, Community Dev. Auth., Dev. Rev.
 Bonds (Oconto Falls Tissue, Inc. Project),
 Series 1997, AMT:
 7.75% 2022                                                                       8,800            7,463
 8.125% 2022 /1/                                                                    990              869



                                                                                                 628,193



                                                                                    Principal    Market
                                                                                       Amount     Value
                                                                                        (000)     (000)

Short-Term Securities - 5.69%
City and County of Denver, G.O. Various Purpose Bonds,                            1,000            1,000
 Series 1999B, 4.75% 2001
Gulf Coast Waste Disposal Auth., Texas, Environmental
 Facs. Rev. Bonds (ExxonMobil Project), AMT:
 Series 2001A, 2.85% 2030 /3/                                                     1,000            1,000
 Series 2001B, 2.85% 2025 /3/                                                     3,900            3,900
Hampton, Virginia,  Redev. and Housing Auth.,                                       200              200
 Multifamily Housing Rev. Bonds, 1996 Series (Avalon
 Pointe Project), AMT, 2.70% 2026 /3/
City of Houston, Texas, Tax and Rev. Anticipation Notes,                          3,500            3,528
 Series 2001, 3.50% 2002
State of Kentucky, Asset/Liability Commission, General                            5,000            5,061
 Fund Tax and Rev. Anticipation Notes, 2001 Series A,
 4.00% 2002
Lincoln County, Wyoming, Pollution Control Rev. Bonds                             2,100            2,100
 (Exxon Project), Series 1984A, 2.70%  2014 /3/
County of Los Angeles, 2001-2002 Tax and Rev.                                     4,500            4,546
 Anticipation Notes, Series A, 3.75% 2002
Madison County, Illinois, Environmental Improvement Rev.                          2,400            2,400
 Bonds (Shell Wood River Refining Co. Project),
 Series 1997, AMT, 2.85% 2032 /3/
Maryland Health and Higher Educational Facs. Auth.,                               3,600            3,600
 Pooled Loan Program Rev. Bonds, Series D, 2.60% 2029 /3/
The Commonwealth of Massachusetts, G.O. Bond                                      3,000            3,002
 Anticipation Notes, 2000 Series A, 5.00% 2001
State of New Mexico, 2001-2002 Tax and Rev.                                       3,000            3,037
 Anticipation Notes, Series 2001, 4.00% 2002
North Carolina Medical Care Commission Variable Rate                              1,800            1,800
 Hospital Rev. Bonds (Pooled Fncg. Project),
 Series 1996A, 2.75% 2016 /3/
State of Texas, Tax and Rev. Anticipation Notes,                                  1,800            1,801
 Series 2000, 5.25% 2001
State of Wyoming, General Fund Tax and Rev.                                       1,000            1,008
 Anticipation Notes, Series 2001A, 3.50% 2002
                                                                                                  37,983


TOTAL INVESTMENT SECURITIES: (cost: $657,717,000)                                                666,176
Excess of cash and receivables over payables                                                         787

NET ASSETS                                                                                      $666,963

/1/ Purchased in a private placement transaction;
 resale may be limited to qualified
     institutional buyers; resale to the public may require registration.
/2/ Company not making interest payments;
    bankruptcy proceedings pending.
/3/ Coupon rate changes periodically; the
    date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


FINANCIAL STATEMENTS

Statements of assets and liabilities
at July 31, 2001                                                       (dollars in      thousands)

Assets:
Investment securities at market
 (cost: $657,717)                                                                         $666,176
Cash                                                                                         1,023
Receivables for -
 Sales of investments                                                       $1,000
 Sales of fund's shares                                                      2,037
 Interest                                                                   10,690          13,727
                                                                                           680,926

Liabilities:
Payables for -
 Purchases of investments                                                   11,190
 Repurchases of fund's shares                                                  880
 Dividends on fund's shares                                                  1,305
 Management services                                                           223
 Other expenses                                                                365          13,963
Net assets at July 31, 2001                                                               $666,963

 Total authorized capital stock -
   200,000,000 shares, $.001 par value
 Class A shares:
  Net assets                                                                              $650,411
  Shares outstanding                                                                    42,374,830
  Net asset value per share                                                                 $15.35
 Class B shares:
  Net assets                                                                               $10,894
  Shares outstanding                                                                       709,720
  Net asset value per share                                                                 $15.35
 Class C shares:
  Net assets                                                                                $4,176
  Shares outstanding                                                                       272,030
  Net asset value per share                                                                 $15.35
 Class F shares:
  Net assets                                                                                $1,482
  Shares outstanding                                                                        96,560
  Net asset value per share                                                                 $15.35




Statement of operations
for the year ended July 31, 2001                                       (dollars in      thousands)
Investment income:
Income:
 Interest                                                                                  $37,807

Expenses:
 Management services fee                                                     2,451
 Distribution expenses - Class A                                             1,780
 Distribution expenses - Class B                                                56
 Distribution expenses - Class C                                                 7
 Distribution expenses - Class F                                                 1
 Transfer agent fee - Class A                                                  165
 Transfer agent fee - Class B                                                    2
 Administrative services fees - Class C                                          2
 Administrative services fees - Class F                                          1
 Reports to shareholders                                                        28
 Registration statement and prospectus                                         158
 Postage, stationery and supplies                                               31
 Directors' fees                                                                22
 Auditing and legal fees                                                        42
 Custodian fee                                                                  12
 Taxes other than federal income tax                                            11
 Other expenses                                                                 94           4,863
Net investment income                                                                       32,944

Realized loss and unrealized
 appreciation on investments:
Net realized loss                                                                              (36)
  Net unrealized appreciation                                                               19,734
 Net realized loss and
  unrealized appreciation
  on investments                                                                            19,698
Net increase in net assets resulting
 from operations                                                                           $52,642


Statements of changes in net assets                                    (dollars in      thousands)


                                                                        Year ended        July 31,
                                                                               2001            2000
Operations:
Net investment income                                                      $32,944         $30,190
Net realized loss on investments                                               (36)         (6,554)
Net unrealized appreciation (depreciation)
 on investments                                                             19,734         (14,814)
 Net increase in net assets
  resulting from operations                                                 52,642           8,822
Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
 Class A                                                                   (32,744)        (30,284)
 Class B                                                                      (270)            (18)
 Class C                                                                       (33)              -
 Class F                                                                       (15)              -
Distributions from net realized gain on investments:
 Class A                                                                         -          (1,028)
  Total dividends and distributions                                        (33,062)        (31,330)

Capital share transactions:
Proceeds from shares sold                                                  215,865         180,415
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                          20,280          20,208
Cost of shares repurchased                                                (140,379)       (190,669)
 Net increase in net assets resulting
  from capital share transactions                                           95,766           9,954
Total increase (decrease) in net assets                                    115,346         (12,554)

Net assets:
Beginning of year                                                          551,617         564,171
End of year (including
 undistributed net investment
 income: $64 and $68,
 respectively)                                                            $666,963        $551,617


See Notes to Financial Statements


Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.
On August 1, 2001, the fund will begin amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value and will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines its required distributions under Federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

Class Allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.
As of July 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $657,717,000.

Net unrealized appreciation on investments aggregated $8,459,000; $23,418,000 related to appreciated securities and $14,959,000 related to depreciated securities. For the year ended July 31, 2001, the fund realized tax basis net capital losses of $167,000. The fund had available at July 31, 2001, a net capital loss carryforward totaling $6,620,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has deferred, for tax purposes, to fiscal year ending July 31, 2002, the recognition of capital losses totaling $169,000 which were realized during the period November 1, 2000 through July 31, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $2,451,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% on the fund's monthly gross investment income. For the year ended July 31, 2001, the management services fee was equivalent to an annualized rate of 0.407% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limits for Class shares is not exceeded. For the year ended July 31, 2001, aggregate distribution expenses were limited to $1,780,000, or 0.30% of average daily net assets attributable to Class A shares. As of July 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $109,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended July 31, 2001, aggregate distribution expenses were $56,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended July 31, 2001, aggregate distribution expenses were $7,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended July 31, 2001, aggregate distribution expenses were $1,000, or 0.25% of average daily net assets attributable to Class F shares.
As of July 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $212,000.

AFD received $306,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended July 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $167,000 was incurred during the year ended July 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of July 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $12,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended July 31, 2001, total fees under the agreement were $3,000. As of July 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $1,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1994, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of July 31, 2001, the cumulative amount of these liabilities was $25,000. Directors fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $181,541,000 and $103,028,000, respectively, during the year ended July 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended July 31, 2001, the custodian fee of $12,000 includes $4,000 that was paid by these credits rather than in cash.

For the year ended July 31, 2001, the fund reclassified $114,000 from undistributed net realized gains to additional paid-in-capital to reflect permanent differences between book and tax reporting.

As of July 31, 2001, net assets consisted of the following:

                                                                                 (dollars in thousands)
Capital paid in on shares of beneficial interest                                                  $665,211
Undistributed net investment income                                                                     64
Accumulated net realized loss                                                                       (6,771)
Net unrealized appreciation                                                                          8,459
Net assets                                                                                        $666,963

Capital share transactions in the fund were as follows:

                                                                              Year ended     July 31, 2001
                                                                            Amount (000)           Shares
Class A Shares:
  Sold                                                                        $  199,249       13,256,036
  Reinvestment of dividends and distributions                                     20,047        1,332,347
  Repurchased                                                                   (138,032)      (9,188,783)
   Net increase in Class A                                                        81,264        5,399,600
Class B Shares: /1/
  Sold                                                                             9,884          656,159
  Reinvestment of dividends and distributions                                        199           13,211
  Repurchased                                                                     (1,171)         (77,890)
   Net increase in Class B                                                         8,912          591,480
Class C Shares: /2/
  Sold                                                                             4,325          285,173
  Reinvestment of dividends and distributions                                         22            1,461
  Repurchased                                                                       (221)         (14,604)
   Net increase in Class C                                                         4,126          272,030
Class F Shares: /2/
  Sold                                                                             2,407          159,012
  Reinvestment of dividends and distributions                                         12              807
  Repurchased                                                                       (955)         (63,259)
   Net increase in Class F                                                         1,464           96,560
Total net increase in fund                                                    $   95,766        6,359,670

                                                                              Year ended     July 31, 2000
                                                                            Amount (000)           Shares
Class A Shares:
  Sold                                                                        $  178,540       12,024,123
  Reinvestment of dividends and distributions                                     20,193        1,360,381
  Repurchased                                                                   (190,515)     (12,841,704)
   Net increase in Class A                                                         8,218          542,800
Class B Shares: /1/
  Sold                                                                             1,875          127,641
  Reinvestment of dividends and distributions                                         15            1,043
  Repurchased                                                                       (154)         (10,444)
   Net increase in Class B                                                         1,736          118,240
Class C Shares: /2/
  Sold                                                                               -                -
  Reinvestment of dividends and distributions                                        -                -
  Repurchased                                                                        -                -
   Net increase in Class C                                                           -                -
Class F Shares: /2/
  Sold                                                                               -                -
  Reinvestment of dividends and distributions                                        -                -
  Repurchased                                                                        -                -
   Net increase in Class F                                                           -                -
Total net increase in fund                                                    $    9,954          661,040

/1/ Class B shares were not offered
before March 15, 2000.
/2/ Class C and Class F shares were not
 offered before March 15, 2001.


Per-Share Data and Ratios

                                                                 Class A

                                                              Year ended      July 31,
                                                                     2001          2000          1999          1998     1997
Net Asset Value, Beginning of Year                                $14.87        $15.49        $16.12        $15.90   $15.23

 Income from Investment Operations :
  Net investment income                                          .83 (1)       .82 (1)           .81           .84      .87
  Net gains (losses) on securities                               .48 (1)     (.58) (1)          (.54)          .26      .80
 (both realized and unrealized)
   Total from investment operations                                 1.31           .24           .27          1.10     1.67
 Less Distributions :
  Dividends (from net investment income)                            (.83)         (.83)         (.82)         (.84)    (.86)
  Distributions (from capital gains)                                   -          (.03)         (.08)         (.04)    (.14)
   Total distributions                                              (.83)         (.86)         (.90)         (.88)   (1.00)

Net Asset Value, End of Year                                      $15.35        $14.87        $15.49        $16.12   $15.90

Total Return (2)                                                    9.14%         1.61%         1.63%         7.05%   11.36%

Ratios/Supplemental Data:

 Net assets, end of year (in millions)                              $650          $550          $564          $464     $316
 Ratio of expenses to average net assets                             .80%          .80%          .78%          .79%     .87%
 Ratio of net income to average net assets                          5.50%         5.53%         5.09%         5.19%    5.51%


                                                                 Class B                     Class C       Class F
                                                                    Year
                                                                   ended   March 15 to   March 15 to   March 15 to
                                                               July 31,      July 31,      July 31,      July 31,
                                                                    2001      2000 (3)      2001 (3)      2001 (3)
Net Asset Value, Beginning of Period                              $14.87        $14.79        $15.11        $15.11

 Income from Investment Operations :
  Net investment income (1)                                          .71           .23           .25           .27
  Net gains on securities                                            .50           .14           .25           .25
 (both realized and unrealized) (1)
   Total from investment operations                                 1.21           .37           .50           .52

 Less Distributions :
  Dividends (from net investment income)                            (.73)         (.29)         (.26)         (.28)
  Distributions (from capital gains)                                   -             -             -             -
   Total distributions                                              (.73)         (.29)         (.26)         (.28)

Net Asset Value, End of Period                                    $15.35        $14.87        $15.35        $15.35

Total Return (2)                                                    8.45%         3.16%         3.34%         3.50%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $11            $2            $4            $1
 Ratio of expenses to average net assets                            1.48%          .55%          .59%          .37%
 Ratio of net income to average net assets                          4.72%         1.77%         1.75%         1.98%


Supplemental Data - All Classes


                                                              Year ended      July 31,
                                                                     2001          2000          1999          1998     1997
Portfolio turnover rate                                            18.23%        33.20%        16.67%        16.38%   15.31%

1) Based on average shares outstanding.
2) Total returns exclude all sales charges, including contingent deferred sales charges.
3) Based on operations for the period shown and, accordingly, not representative of a full year.

Report of Independent Accountants

To the Board of Directors and Shareholders of American High-Income Municipal Bond Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of American High-Income Municipal Bond Fund, Inc. (the "Fund") at July 31, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for the each of the periods presented in conformity with accounting principles generally accepted in the United States. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
August 31, 2001


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. 99.9% of the dividends paid from net investment income qualify as exempt-interest dividends.
Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

Investment Portfolio, July 31, 2001

[begin pie chart]
Texas (TX)                                                                              11.63%
Michigan (MI)                                                                            8.49%
Illinois (IL)                                                                            7.47%
California (CA)                                                                          7.23%
New York (NY)                                                                            7.10%
North Carolina (NC)                                                                      5.21%
Washington (WA)                                                                          4.42%
District of Columbia (DC)                                                                4.12%
Louisiana (LA)                                                                           3.51%
Pennsylvania (PA)                                                                        2.80%
Other states                                                                            33.30%
Cash & Equivalents                                                                       4.72%
[end pie chart]

                                                                                    Principal    Market
                                                                                       Amount     Value
                                                                                        (000)     (000)

Fixed-Income Securities  - 95.28%
Alabama  -  0.97%
Industrial Dev. Board of the City of Butler, Pollution                           $3,000         $  3,051
 Control Ref. Rev. Bonds (James River Project),
 Series 1993, 5.50% 2005


Alaska  -  1.73%
Industrial Dev. and Export Auth. Power Rev. Bonds
 (Snettisham Hydroelectric Project), First Series,
 AMBAC Insured, AMT:
 5.25% 2005                                                                         930              971
 5.25% 2005 (Escrowed to Maturity)                                                   70               74
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds, Series 2000:
 5.60% 2009                                                                       1,000            1,048
 5.60% 2010                                                                       1,000            1,048
Student Loan Corp., Student Loan Rev. Bonds,                                      2,140            2,277
 2000 Series A, AMT, AMBAC Insured, 5.65% 2010


Arizona  -  0.94%
Industrial Dev. Auth. of the County of Maricopa,                                  1,950            1,914
 Health Fac. Rev. Bonds (Catholic Healthcare West
 Project), 1998 Series A, 4.30% 2005
City of Phoenix, Senior Lien Street and Highway User                              1,000            1,038
 Rev. Ref. Bonds, Series 1993, 5.00% 2008


California  -  7.23%
Pollution Control Fncg. Auth., Solid Waste Disposal                               3,500            3,462
 Ref. Rev. Bonds (USA Waste Services, Inc. Project),
 Series 1998A, AMT, 5.10% 2018 (Put 2008) /1/
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment                                 4,000            4,025
 Communities, LP), Series 1998A-1, AMT, 5.05% 2025
 (Put 2008) /1/
 Cert. of Part. (Catholic Healthcare West Project),                                 915              966
 1999 Series A, 6.00% 2009
Association of Bay Area Governments:
 Fin. Auth. for Nonprofit Corps., Ref. Rev. Cert. Of
 Part. (Episcopal Homes Foundation), Series 1998:
  5.00% 2007                                                                      1,405            1,449
  5.00% 2008                                                                      2,455            2,521
 Fin. Auth. Taxable Rev. Ref. Cert. of Part. (American
 Baptist Homes of the West Facs. Project), Series 1997B:
  5.25% 2007                                                                        740              720
  5.50% 2007                                                                        915              878
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium
 of the Pacific Project), 1995 Series A:
 5.75% 2005 (Escrowed to Maturity)                                                3,500            3,819
 5.75% 2006 (Preref. 2005) /1/                                                      780              865
County of Los Angeles, Capital Asset Leasing Corp.,                                 695              721
 Cert. of Part. (Marina del Rey), 1993 Series A,
 6.25% 2003
Sacramento Cogeneration Auth., Cogeneration Project Rev.                          1,200            1,300
 Bonds (Procter & Gamble Project), 1995 Series, 7.00% 2004
City of Torrance, Hospital Rev. Bonds (Torrance Memorial
 Medical Center), Series 2001A:
 4.70% 2009                                                                       1,010            1,014
 4.80% 2010                                                                         940              945


Colorado  -  1.33%
Housing and Fin. Auth., Single Family Program Senior                                365              374
 Bonds, 1995 Series C-2, 5.625% 2009
EagleBend Affordable Housing Corp., Multi-family Housing
 Project Rev. Ref. Bonds, Series 1997A:
 5.45% 2002                                                                         100              100
 5.75% 2007                                                                       2,585            2,599
University of Colorado Hospital Auth., Hospital Ref.                              1,000            1,092
 Rev. Bonds, Series 1997A, AMBAC Insured, 5.50% 2007


Connecticut  -  0.51%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
 1996 Series A, (Escrowed to Maturity): /2/
 6.25% 2002                                                                         500              519
 6.375% 2004                                                                        995            1,089


Delaware  -  0.65%
Economic Dev. Auth., Pollution Control Ref. Rev. Bonds                            2,000            2,054
 (Delmarva Power & Light Co. Project), Series 2001C,
 AMBAC Insured, 4.90% 2026 (Put 2011) /1/


District of Columbia  -  4.12%
G.O. Ref. Bonds:
 Series 1993D, FGIC Insured:
  5.10% 2002 (Escrowed to Maturity)                                                 932              960
  5.10% 2002                                                                         68               70
 Series 1999, FSA Insured:
  5.50% 2009                                                                      2,555            2,779
  5.50% 2009 (Escrowed to Maturity)                                                 195              214
Fixed Rate Rev. Bonds (National Academy of Sciences                               1,065            1,119
 Project), Series 1999A, AMBAC Insured, 5.00% 2007
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group,
 Inc. Issue), Series 1997A, MBIA Insured, (Escrowed
 to Maturity):
 6.00% 2006                                                                       1,000            1,109
 6.00% 2007                                                                       1,250            1,399
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington Hospital
 Center Projects): /1/
 Series 2001B, 6.625% 2031 (Put 2005)                                             2,000            2,089
 Series 2001D, 6.875% 2031 (Put 2007)                                             3,000            3,187


Florida  -  1.78%
Dade County, Resource Recovery Fac. Ref. Rev. Bonds,                              3,500            3,835
 Series 1996, AMT, AMBAC Insured, 6.00% 2006
Lee County Industrial Dev. Auth., Healthcare Facs. Rev.                           1,500            1,512
 Bonds, Series 1999A (Shell Point/Alliance Obligated
 Group, Shell Point Village Project), 5.25% 2005
Meadow Pointe II, Community Dev. Dist. (Pasco County),                              225              226
 Capital Improvement Rev. Bonds, Series 1998A, 5.25% 2003


Hawaii  -  0.68%
Cert. of Part. (Kapolei State Office Building),                                   1,000            1,050
 1998 Series A, AMBAC Insured, 5.00% 2005
Housing and Community Dev. Corp. of Hawaii, Single                                1,000            1,073
 Family Mortgage Purchase Rev. Bonds, Series 2000 A,
 AMT, 5.90% 2008


Idaho  -  0.90%
Housing and Fin. Association, Single Family Mortgage
 Bonds, AMT:
 1998 Series C-2, 5.25% 2011                                                        445              458
 1998 Series E-3, 5.125% 2011                                                       620              636
 1998 Series H, 4.65% 2012                                                        1,135            1,146
 1998 Series I-2, 4.70% 2012                                                        570              574


Illinois  -  7.47%
Health Facs. Auth., Rev. Bonds:
 Series 1997A, (Advocate Health Care Network):
  5.50% 2004                                                                      1,250            1,314
  5.10% 2005                                                                      1,815            1,899
 Series 1998A:
  5.00% 2006 (Escrowed to Maturity)                                                 980            1,043
  5.00% 2006                                                                        750              783
 Series 2000:
  5.25% 2007                                                                      1,000            1,058
  5.30% 2008                                                                      2,000            2,118
 Series 1998 (Centegra Health System), 5.50% 2007                                 2,480            2,579
 Series 1997A (Highland Park Hospital Project),                                   1,490            1,609
 FGIC Insured, 5.50% 2005
 Series 1998 (Northwestern Medical Faculty Foundation,                            1,810            1,935
 Inc.), MBIA Insured,  5.25% 2006
 OSF Healthcare System:
  Series 1993, 5.25% 2001                                                         2,300            2,311
  Series 1999:
   5.25% 2005                                                                       855              891
   5.375% 2006                                                                      900              944
   5.50% 2008                                                                     1,000            1,052
 Series 1997A (Victory Health Services), 5.25% 2004                               1,755            1,808
Housing Dev. Auth., Multi-family Housing Bonds,                                   1,165            1,198
 1992 Series A, 6.55% 2003
City of Chicago, Chicago O'Hare International Airport,                            1,000              915
 Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.
 Project), Series 1999B, AMT, 5.20% 2011


Indiana  -  1.89%
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group, Series 1999D, 5.50% 2008                                1,000            1,081
 Clarian Health Partners, Inc., Series 1996A,                                     1,000            1,064
 MBIA Insured, 5.25% 2008
Housing Fin. Auth., Multi-family Housing Rev. Bonds                               1,400            1,438
 (Indiana Affordable Housing, Inc.), Series 1999A,
 5.40% 2009
Boone County Hospital Association, Lease Rev. Bonds,                              1,200            1,257
 Series 2001, FGIC Insured, 5.00% 2009
Hospital Auth. of St. Joseph County, Health System                                1,010            1,094
 Bonds (Memorial Health System), Series 1998A,
 MBIA Insured, 5.50% 2008


Iowa  -  0.99%
Fin. Auth., Hospital Facs. Rev. Bonds:
 Series 1998A (Iowa Health System), MBIA Insured,                                 1,895            2,025
 5.25% 2007
 Series 1999 (Mercy Medical Center Project),                                      1,000            1,075
 FSA Insured, 5.30% 2009


Kentucky  -  2.46%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),                              3,000            3,153
 Series 2000A, MBIA Insured, 6.125% 2010
 Hospital System Ref. and Improvement Rev. Bonds,
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                      1,000              943
  5.40% 2006                                                                      1,500            1,371
  5.50% 2007                                                                        465              419
City of Ashland, Pollution Control Ref. Rev. Bonds,                               1,750            1,848
 Series 1999 (Ashland Inc. Project), 5.70% 2009


Louisiana  -  3.51%
Public Facs. Auth., Hospital Rev. and Ref. Bonds                                  4,500            4,856
 (Franciscan Missionaries of Our Lady Health System
 Project), Series 1998A, FSA Insured, 5.50% 2006
Jefferson Parish Hospital Service Dist. No. 2, Parish                             1,000            1,053
 of Jefferson, Hospital Rev. Bonds, Series 1998,
 FSA Insured, 5.00% 2005
Plaquemines Port, Harbor and Terminal Dist., Marine                               3,000            3,054
 Terminal Facs. Rev. Ref. Bonds (Electro-Coal Transfer
 Corp. Project), Series 1985 C, 5.00% 2007
Parish of St. Charles, Pollution Control Rev. Ref.                                2,000            2,051
 Bonds (Entergy Louisiana, Inc. Project), Series 1999-C,
 5.35% 2029 (Put 2003) /1/


Maine  -  1.58%
Educational Loan Marketing Corp., Senior Student Loan
 Rev. Bonds, Series 1994A-4, AMT:
 5.95% 2003                                                                       1,000            1,051
 6.05% 2004                                                                       1,500            1,583
Housing Auth., Mortgage Purchase Bonds, 1994 Series E,                              880              894
 6.30% 2002
Student Loan Rev. Ref. Bonds, Series 1992A-1, AMT:
 6.20% 2003                                                                         515              529
 6.30% 2004                                                                         880              904


Maryland  -  0.64%
G.O. Bonds, State and Local Facs. Loan of 2000,                                   1,000            1,101
 Series F, 5.50% 2008
Community Dev. Administration, Dept. of Housing and                                 895              909
 Community Dev., Single Family Program Bonds,
 1994 First Series, 5.70% 2017 (2004) /1/


Massachusetts  -  2.26%
Educational Fncg. Auth., Education Loan Rev. and Ref.                             2,335            2,528
 Bonds, Issue G, Series 2000A, AMT, MBIA Insured,
 5.55% 2008
Industrial Fin. Agcy. Resource Recovery Rev. Ref.                                 1,550            1,575
 Bonds (Ogden Haverhill Project), Series 1998A, AMT,
 5.15% 2007
Port Auth. Special Facs. Rev. Bonds (United Air Lines,                            3,000            2,999
 Inc. Project), Series 1999A, AMT,
 5.75% 2029 (Put 2007) /1/


Michigan  -  8.49%
Hospital Fin. Auth.:
 Rev. and Ref. Bonds:
  The Detroit Medical Center Obligated Group,
 AMBAC Insured:
   Series 1993B, 5.00% 2006                                                       1,000            1,054
   Series 1997A, 5.00% 2006                                                       1,000            1,058
  Genesys Health System Obligated Group,                                          1,375            1,496
 Series 1995A, 7.20% 2003 (Escrowed to Maturity)
  Hackley Hospital Obligated Group, Series 1998A,                                 1,140            1,121
 4.90% 2007
  Henry Ford Health System, Series 1999A, 5.50% 2008                              1,000            1,063
  MidMichigan Obligated Group, Series 1997A, FSA Insured,                         2,775            3,008
 5.50% 2007
  Pontiac Osteopathic, Series 1994A, 5.375% 2006                                  3,695            3,517
  Sinai Hospital of Greater Detroit, Series 1995,                                 2,000            1,988
 6.00% 2008
 Variable Rate Rev. Bonds (Ascension Health
 Credit Group): /1/
  Series 1999B-3, 5.30% 2033 (Put 2006)                                           5,000            5,162
  Series 1999B-4, 5.375% 2033 (Put 2007)                                          2,000            2,067
Housing Dev. Auth., Rental Housing Rev. Bonds,                                    1,200            1,260
 1992 Series A, AMBAC Insured, 6.40% 2005
City of Detroit, G.O. Refunding Bonds (Unlimited Tax):
 Series 1995-A, 6.25% 2004                                                        1,000            1,064
 Series 1995-B, 6.75% 2003                                                        2,000            2,105
City of Flint Hospital Building Auth., Rev. Ref. Bonds                              680              682
 (Hurley Medical Center), Series 1998A, 5.00% 2003


Minnesota  -  0.47%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                 1,475            1,485
 2000 Series H, AMT, 4.25% 2006


Nebraska  -  0.35%
Hospital Auth. No. 1 of Lancaster County, Rev. Bonds,                             1,070            1,094
 Series 1991A (Sisters of Charity Health Care Systems,
 Inc.), MBIA Insured, 6.375% 2005


Nevada  -  1.30%
Highway Improvement Rev. (Motor Vehicle Fuel Tax) Bonds,                          2,000            2,124
 Series December 1, 2000A, 5.00% 2009
Housing Division, Single Family Mortgage Bonds,                                     855              876
 1998 Series B-1, 5.20% 2011
City of Henderson, Health Fac. Rev. Bonds (Catholic                               1,050            1,087
 Healthcare West), 1998 Series A, 6.20% 2009


New Jersey  -  0.83%
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds
 (Fellowship Village Project), Series 1998A:
 5.00% 2006                                                                       1,275            1,263
 5.05% 2007                                                                       1,375            1,351


New Mexico  -  0.16%
Educational Assistance Foundation, Student Loan Rev.                                490              513
 Bonds, Subordinate 1992 Series One-B, AMT, 6.85% 2005


New York  -  7.10%
Dormitory Auth.:
 Center for Nursing & Rehabilitation, Inc.,                                         635              646
 FHA-Insured Mortgage Nursing Home Rev. Bonds,
 Series 1997, 4.75% 2007
 Mental Health Services Facs. Improvement Rev. Bonds,
 Series 1997B:
  6.00% 2007                                                                        995            1,098
  6.00% 2007 (Escrowed to Maturity)                                                   5                6
 Secured Hospital Rev. Ref. Bonds:
  Saint Agnes Hospital, Series 1998A, 4.80% 2006                                  1,000            1,044
  Wyckoff Heights Medical Center, Series 1998H,                                   1,000            1,059
 5.125% 2008
Housing Fin. Agcy., Health Facs. Rev. Bonds (New York                             5,450            5,984
 City), 1996 Series A Ref., 6.00% 2006
Port Auth. of New York and New Jersey, Special Project                            2,000            2,075
 Bonds (Delta Air Lines, Inc. Project), LaGuardia
 Airport Passenger Terminal, Series 1R, 6.95% 2008
Castle Rest Residential Health Care Fac., FHA-Insured                             1,170            1,242
 Mortgage Rev. Bonds,  Series 1997A, 4.875% 2007
Cert. of Part., City University of  New York (John Jay                            1,500            1,659
 College of Criminal Justice Project Ref.), 6.00% 2006
City of New York, G.O. Bonds:
 Fiscal 1997 Series L, MBIA Insured, 5.625% 2007                                  1,000            1,093
 Fiscal 2001 Series B, MBIA Insured:
  4.80% 2008                                                                      2,000            2,094
  4.90% 2009                                                                      1,000            1,051
  5.50% 2010                                                                      1,000            1,092
 Fiscal 2001 Series D, 5.50% 2009                                                 1,000            1,091
 Fiscal 2001 Series F, 5.00% 2010                                                 1,000            1,055


North Carolina  -  5.21%
Eastern Municipal Power Agcy., Power System Rev.
 Bonds, Ref.:
 Series 1993B:
  6.00% 2005 (2003) /1/                                                           1,330            1,387
  6.125% 2009                                                                     1,750            1,888
 Series 1993C, 5.50% 2007                                                         3,550            3,698
Municipal Power Agcy. Number 1, Catawba Electric Rev.
 Bonds, Series 1992:
 5.90% 2003                                                                       1,000            1,028
 6.00% 2004                                                                       3,525            3,681
 6.00% 2005                                                                       1,250            1,303
 MBIA Insured, 6.00% 2010                                                         3,000            3,374


Ohio  -  0.70%
The Student Loan Funding Corp., Cincinnati, Student Loan                          1,000            1,009
 Rev. Bonds, Series 1988B-3, AMT, AMBAC Insured,
 5.125% 2005
County of Knox, Hospital Facs. Ref. Rev. Bonds,                                   1,155            1,179
 Series 1998 (Knox Community Hospital), Asset Guaranty
 Insured, 4.70% 2008


Oklahoma  -  0.76%
Industries Auth., Health System Rev. Ref. Bonds                                   1,300            1,387
 (INTEGRIS Health), Series 1995D, AMBAC Insured,
  5.25% 2006
Trustees of the Tulsa Municipal Airport Trust, Rev.                               1,000            1,007
 Bonds, Ref. Series 2001B, AMT, 5.65% 2035 (Put 2008) /1/


Pennsylvania  -  2.80%
Hospitals and Higher Education Facs. Auth. Of
 Philadelphia, Hospital Rev. Bonds (Jefferson Health
 System), Series 1997 A:
 5.50% 2006                                                                       2,045            2,160
 5.50% 2008                                                                       1,000            1,058
Philadelphia Auth. for Industrial Dev., Airport Rev.                              3,410            3,617
 Bonds (Philadelphia Airport System Project), Series
 1998A, AMT, FGIC Insured, 5.25% 2009
Westmoreland County Indust. Dev. Auth., Variable Rate                             2,000            1,954
 Rev. Bonds (National Waste and Energy Corp.; Valley
 Landfill Expansion Project), Series 1993, AMT,
 5.10% 2018 (Put 2009) /1/


Puerto Rico  -  0.79%
Children's Trust Fund, Tobacco Settlement Asset-Backed                            2,355            2,482
 Bonds, Series 2000, 5.75% 2020


Rhode Island  -  0.43%
Student Loan Auth., Student Loan Rev. Ref. Bonds,                                 1,300            1,338
 Series 1992B, AMT, 6.90% 2003 (2001) /1/

South Carolina  -  0.52%
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds,                                  1,490            1,622
 Series 2000 A-2, AMT, FSA Insured, 5.875% 2009


South Dakota  -  0.87%
Housing Dev. Auth., Homeownership Mortgage Bonds:
 1996 Series A, 5.50% 2010                                                          360              368
 2000 Series H, 5.00% 2009                                                        1,300            1,353
 2001 Series C, 4.55% 2010                                                        1,000            1,003


Tennessee  -  0.34%
Metropolitan Government of Nashville and Davidson County,                         1,000            1,052
 G.O. Multi-Purpose Improvement Bonds, Series 1997A,
 5.125% 2010


Texas  -  11.63%
Board of Regents of the Texas A&M University System,                              2,000            2,111
 Rev. Fncg. System Bonds, 5.10% 2010
Bell County Health Facs. Dev. Corp., Retirement Fac.
 Rev. Bonds (Buckner Retirement Services, Inc. Obligated
 Group Project), Series 1998:
 5.00% 2005                                                                       1,330            1,364
 5.00% 2007                                                                       1,470            1,495
Bexar County, Tax-Exempt Venue Project Rev. Bonds,                                2,000            2,178
 Series 2000, MBIA Insured, 5.50% 2009
Brazos River Auth., Collateralized Pollution Control
 Rev. Ref. Bonds (Texas Utilities Electric Co.
 Project), AMT: /1/
 Series 1994B, 5.40% 2029 (Put 2006)                                              1,000            1,019
 Series 1995B, 5.05% 2030 (Put 2006)                                              3,000            3,033
Fort Worth Independent School Dist. (Tarrant County),                             3,560            3,746
 School Building Unlimited Tax Bonds, Series 2001A,
 5.00% 2011
Fort Worth International Airport Fac. Improvement Corp.,                          2,000            2,084
 American Airlines, Inc., Rev. Ref. Bonds, Series 2000C,
 AMT, American Airlines Insured, 6.15% 2029 (Put 2007) /1/
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds:
  Memorial Hermann Hospital System Project, Series 1998,                          1,000            1,065
 FSA Insured, 5.25% 2008
  Memorial Hospital System Project, Series 1997A,
 MBIA Insured:
   6.00% 2009                                                                     3,215            3,576
   6.00% 2010                                                                     1,500            1,676
 Hospital Rev. Ref. Bonds, Children's Hospital Project,                           1,000            1,083
 Series 1995, MBIA Insured, 6.00% 2004 (Escrowed
 to Maturity)
 Rev. Bonds (St. Lukes Episcopal Hospital),                                       1,000            1,066
 Series 2001A, 5.50% 2011
Jefferson County, Health Facs. Dev. Corp.,                                        1,000            1,003
Baptist Hospitals of Southeast Texas, FHA-Insured
 Mortgage Rev. Bonds, Series 2001, AMBAC Insured,
 4.50% 2010
City of Houston, Airport System, Subordinate Lien Rev.                            2,500            2,643
 Bonds, Series 1998B, AMT, FGIC Insured, 5.25% 2009
City of San Antonio, Electric and Gas Systems Rev.
 Ref. Bonds:
 Series 1997, 5.30% 2011                                                          3,500            3,692
 Series 1998B, 5.125% 2009                                                        2,455            2,604
Tarrant County, Health Facs. Dev. Corp., Health Resources                         1,000            1,056
 Systems Rev. Bonds, Series 1997A, MBIA Insured,
 5.50% 2007


Utah  -  0.79%
Housing Fin. Agcy. (Federally Insured or Guaranteed
 Mortgage Loans):
 Single Family Mortgage Purchase Ref. Bonds,                                        455              475
 Series 1996, 5.45% 2004
 Single Family Mortgage Bonds, AMT:
  1998 Issue D-2, 5.25% 2012 /1/                                                    315              321
  1998 Issue E-1, 5.25% 2012 /1/                                                    330              337
  1998 Issue F-2, 4.25% 2008                                                      1,335            1,334


Vermont  -  0.84%
Educational and Health Buildings Fncg. Agcy. Hospital                             2,500            2,635
 Rev. Bonds (Medical Center Hospital of Vermont Project),
 Series 1993, FGIC Insured, 5.75% 2007


Virginia  -  1.41%
Housing Dev. Auth., AMT:
 Commonwealth Mortgage Bonds, 2000 Series A-1, 5.55% 2008                         1,175            1,252
 Rental Housing Bonds, 2000 Series D, 5.50% 2008                                  1,070            1,139
Industrial Dev. Auth. of the City of Norfolk, Hospital                            1,000            1,069
 Rev. Bonds (Daughters of Charity National Health System
 DePaul Medical Center), Series 1992A,6.50% 2007 (
Escrowed to Maturity)
Pocahontas Parkway Association, Route 895 Connector                               1,000              975
 Toll Road Rev. Bonds, Senior Current Interest Bonds,
 Series 1998A, 5.25% 2007


Virgin Islands  -  1.57%
Virgin Islands Public Fin. Auth., Rev. and Ref. Bonds                             4,765            4,922
 (Matching Fund Loan Notes), Series 1998 A, 5.20% 2010


Washington  -  4.42%
Various Purpose G.O. Bonds, Series 2000B, 6.00% 2010                              1,130            1,271
Health Care Facs. Auth., Weekly Rate Demand Rev.                                  1,000            1,097
 Bonds (Virginia Mason Medical Center), 1997 Series A,
 MBIA Insured, 6.00% 2006
Public Power Supply System, Nuclear Project No. 2 Ref.
 Rev. Bonds:
 Series 1997B, 5.50%  2006                                                        1,000            1,076
 Series 1998A, 5.00%  2005                                                        1,000            1,049
King County, Limited Tax G.O. Bonds (Baseball Stadium),                           3,710            4,058
 1997 Series D, 5.60% 2009
Snohomish County, Limited Tax G.O. Bonds, 2001, 5.00% 2010                        5,015            5,308


Wisconsin  -  1.86%
G.O. Ref. Bonds of 1998, Series 2, 5.00% 2008                                     1,000            1,060
Health and Educational Facs. Auth.:
 Rev. Bonds, Series 1999 (The Monroe Clinic, Inc.),                               1,010              998
 4.60% 2008
 Var. Rate Hospital Rev. Bonds (Charity Obligated Group,                          3,560            3,766
 Daughters of Charity National Health Sys.),
 Series 1997D, 4.90% 2015 (Put 2005) /1/

                                                                                                 298,992



                                                                                    Principal    Market
                                                                                       Amount     Value
                                                                                        (000)     (000)

Short-Term Securities - 4.54%
City of Farmington, New Mexico, Pollution Control Rev.                            1,000            1,000
 Ref. Bonds (Arizona Public Service Co. Four Corners
 Project), 1994 Series A, 2.75% 2024 /3/
City of Houston, Texas, Tax and Rev. Anticipation Notes,                          1,500            1,512
 Series 2001, 3.50% 2002
Jackson County, Mississippi, Pollution Control Ref. Rev.                          1,900            1,900
 Bonds (Chevron U.S.A. Inc. Project), Series 1992,
 2.70% 2023 /3/
State of Kentucky, Asset/Liability Commission, General                            1,000            1,012
 Fund Tax and Rev. Anticipation Notes, 2001 Series A,
 4.00% 2002
Nebraska Hospital Auth. No. 1 of Lancaster County,                                1,300            1,300
 Variable Rate Health Facs. Rev. Bonds (Immanuel Health
 Systems - Williamsburg Project), Series 2000A,
 2.80% 2030 /3/
State of New Mexico, 01-02 Tax and Rev. Anticipation                              2,000            2,025
 Notes, Series 2001, 4.00% 2002
North Carolina Medical Care Commission Variable Rate                              1,400            1,400
 Hospital Rev. Bonds (Pooled Fncg. Project),
 Series 1996A, 2.75% 2016 /3/
State of Texas, Tax and Rev. Anticipation Notes,                                  1,800            1,803
 Series 2000, 5.25% 2001
State of Wyoming, General Fund Tax and Rev. Anticipation                          1,000            1,008
 Notes, Series 2001A, 3.50% 2002
State of Wyoming, Uinta County, Pollution Control Rev.                            1,300            1,300
 Ref. Bonds (AMOCO Project), Series 1998, 2.75% 2026 /3/
                                                                                                  14,260


TOTAL INVESTMENT SECURITIES: (cost: $304,294,000)                                                313,252
Excess of cash and receivables over payables                                                         577

NET ASSETS                                                                                      $313,829

/1/ Valued on the basis of the effective maturity -
 that is, the date at which the
    security is expected to be called or
    refunded by the issuer.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
/3/ Coupon rate changes periodically; the
 date of the next scheduled
    coupon rate change is considered to
 be the maturity date.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at July 31, 2001                                                        (dollars in      thousands)

Assets:
Investment securities at market
 (cost: $304,294)                                                                          $313,252
Cash                                                                                             70
Receivables for -
 Sales of fund's shares                                                      $3,683
 Interest                                                                     3,715           7,398
                                                                                            320,720
Liabilities:
Payables for -
 Purchases of investments                                                     4,533
 Repurchases of fund's shares                                                 1,801
 Dividends on fund's shares                                                     324
 Management services                                                            101
 Other expenses                                                                 132           6,891
Net Assets at July 31, 2001                                                                $313,829

 Total authorized capital stock - unlimited
   shares, $1.00 par value
 Class A shares:
  Net assets                                                                               $305,786
  Shares outstanding                                                                     20,282,450
  Net asset value per share                                                                  $15.08
 Class B shares:
  Net assets                                                                                 $2,494
  Shares outstanding                                                                        165,404
  Net asset value per share                                                                  $15.08
 Class C shares:
  Net assets                                                                                 $4,009
  Shares outstanding                                                                        265,923
  Net asset value per share                                                                  $15.08
 Class F shares:
  Net assets                                                                                 $1,540
  Shares outstanding                                                                        102,174
  Net asset value per share                                                                  $15.08

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended July 31, 2001                                        (dollars in      thousands)
Investment Income:
Income:
 Interest                                                                                   $13,378

Expenses:
 Management services fee                                                      1,025
 Distribution expenses - Class A                                                807
 Distribution expenses - Class B                                                 14
 Distribution expenses - Class C                                                  6
 Distribution expenses - Class F                                                  1
 Transfer agent fee - Class A                                                    51
 Transfer agent fee - Class B                                                     1
 Administrative services fees - Class C                                           1
 Administrative services fees - Class F                                           1
 Reports to shareholders                                                         55
 Registration statement and prospectus                                          128
 Postage, stationery and supplies                                                12
 Trustees' fees                                                                  19
 Auditing and legal fees                                                         42
 Custodian fee                                                                    5
 Taxes other than federal income tax                                              4
 Other expenses                                                                   6
 Total expenses before reimbursement                                          2,178
  Reimbursement of expenses                                                     127           2,051
Net investment income                                                                        11,327

Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                                               396
Net unrealized appreciation                                                                  11,802
 Net realized gain and
  unrealized appreciation
  on investments                                                                             12,198
Net Increase in Net Assets Resulting
 from Operations                                                                            $23,525




STATEMENT OF CHANGES IN NET ASSETS                                      (dollars in      thousands)


                                                                      Year ended July 31,
                                                                                2001            2000
Operations:
Net investment income                                                       $11,327         $11,843
Net realized gain (loss) on investments                                         396          (1,337)
Net unrealized appreciation (depreciation)
 on investments                                                              11,802          (2,771)
 Net increase in net assets
  resulting from operations                                                  23,525           7,735
Dividends Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                                    (11,306)        (11,848)
 Class B                                                                        (46)             (4)
 Class C                                                                        (17)              -
 Class F                                                                         (5)              -
  Total dividends                                                           (11,374)        (11,852)

Capital Share Transactions:
Proceeds from shares sold                                                   141,223         143,484
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                            8,134           8,453
Cost of shares repurchased                                                 (106,055)       (172,075)
 Net increase (decrease) in net assets resulting
  from capital share transactions                                            43,302         (20,138)
Total Increase (Decrease) in Net Assets                                      55,453         (24,255)

Net Assets:
Beginning of year                                                           258,376         282,631
End of year (including distributions in excess of net
 investmetn income and undistributed net investment
 income: $1 and $46,
 respectively)                                                             $313,829        $258,376


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in fixed-income securities with effective maturities between three and 10 years.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

On August 1, 2001, the fund will begin amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value and will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on August 1, 2001.

Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

Class Allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of July 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $304,294,000. Net unrealized appreciation on investments aggregated $8,958,000; $9,573,000 related to appreciated securities and $615,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 2001. The fund had available at July 31, 2001, a net capital loss carryforward totaling $2,795,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,025,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% on the fund's monthly gross investment income. For the year ended July 31, 2001, the management services fee was equivalent to an annualized rate of 0.376% of average daily net assets. The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. Fee reductions were $127,000 for the year ended July 31, 2001.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limits for Class A shares is not exceeded. For the year ended July 31, 2001, aggregate distribution expenses were limited to $807,000, or 0.30% of average daily net assets attributable to Class A shares.

As of July 31, 2001, unreimbursed expenses that remain subject to reimbursement totaled $503,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended July 31, 2001, aggregate distribution expenses were $14,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended July 31, 2001, aggregate distribution expenses were $6,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended July 31, 2001, aggregate distribution expenses were $1,000, or 0.25% of average daily net assets attributable to Class F shares.

As of July 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $86,000.

AFD received $113,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended July 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $52,000 was incurred during the year ended July 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of July 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $8,000.

ADMINISTRATIVE SERVICES FEES <UNDEF> The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended July 31, 2001, total fees under the agreement were $2,000. As of July 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $1,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1994, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of July 31, 2001, the cumulative amount of these liabilities was $33,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities of $94,436,000 and $55,575,000, respectively, during the year ended July 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank.

For the year ended July 31, 2001, the custodian fee of $5,000 includes $4,000 that was paid by these credits rather than in cash.

As of July 31, 2001, net assets consisted of the following:

see excel S:\Template\capitalshr transactions
Capital share transactions in the fund were as follows:

                                                                    (dollars in thousands)
Capital paid in on shares of beneficial interest                                     $307,667
Distributions in excess of net investment income                                           (1)
Accumulated net realized loss                                                          (2,795)
Net unrealized appreciation                                                             8,958
Net assets                                                                           $313,829


                                                                 Year ended July 31, 2001
                                                               Amount (000)           Shares
Class A Shares:
  Sold                                                           $  132,019        8,952,431
  Reinvestment of dividends and distributions                         8,078          547,212
  Repurchased                                                      (104,121)      (7,077,728)
   Net increase (decrease) in Class A                                35,976        2,421,915
Class B Shares: /1/
  Sold                                                                3,709          251,676
  Reinvestment of dividends and distributions                            40            2,738
  Repurchased                                                        (1,921)        (130,017)
   Net increase  in Class B                                           1,828          124,397
Class C Shares: /2/
  Sold                                                                3,959          265,097
  Reinvestment of dividends and distributions                            12              829
  Repurchased                                                           -                 (3)
   Net increase  in Class C                                           3,971          265,923
Class F Shares: /2/
  Sold                                                                1,536          102,759
  Reinvestment of dividends and distributions                             4              310
  Repurchased                                                           (13)            (895)
   Net increase in Class F                                            1,527          102,174
Total net increase (decrease) in fund                            $   43,302        2,914,409



                                                                 Year ended July 31, 2000
                                                               Amount (000)           Shares
Class A Shares:
  Sold                                                           $  142,783        9,945,084
  Reinvestment of dividends and distributions                         8,450          589,816
  Repurchased                                                      (171,956)     (12,004,361)
   Net increase (decrease) in Class A                               (20,723)      (1,469,461)
Class B Shares: /1/
  Sold                                                                  701           49,100
  Reinvestment of dividends and distributions                             3              232
  Repurchased                                                          (119)          (8,325)
   Net increase  in Class B                                             585           41,007
Class C Shares: /2/
  Sold                                                                  -                -
  Reinvestment of dividends and distributions                           -                -
  Repurchased                                                           -                -
   Net increase  in Class C                                             -                -
Class F Shares: /2/
  Sold                                                                  -                -
  Reinvestment of dividends and distributions                           -                -
  Repurchased                                                           -                -
   Net increase in Class F                                              -                -
Total net increase (decrease) in fund                            $  (20,138)      (1,428,454)


/1/ Class B shares were not offered
 before March 15, 2000.
/2/ Class C and Class F shares were
 not offered before March 15, 2001.


Per-Share Data and Ratios

                                                                Class A       Class A   Class A
                                                                   Year     ended      July 31,
                                                                    2001          2000      1999
Net Asset Value, Beginning of Year                               $14.43        $14.62    $14.85

 Income from Investment Operations :
  Net investment income                                         .62 /1/       .73 /1/       .61

  Net gains/(losses) on securities (both                        .65 /1/     (.30) /1/      (.23)
    realized and unrealized)

   Total from investment operations                                1.27           .43       .38

 Less Distributions :
  Dividends (from net investment income)                           (.62)         (.62)     (.61)

   Total distributions                                             (.62)         (.62)     (.61)

Net Asset Value, End of Year                                     $15.08        $14.43    $14.62

Total Return /2/                                                   8.99%         3.09%     2.59%

Ratios/Supplemental Data:

 Net assets, end of year (in millions)                             $306          $258      $283

 Ratio of expenses to average net assets /4/                        .75%          .75%      .75%

 Ratio of net income to average net assets                         4.18%         5.08%     4.12%



                                                                Class A       Class A
                                                             Year ended      July 31,
                                                                    1998          1997
Net Asset Value, Beginning of Year                               $14.79        $14.36

 Income from Investment Operations :
  Net investment income                                             .66           .68

  Net gains/(losses) on securities (both                            .06           .43
    realized and unrealized)

   Total from investment operations                                 .72          1.11

 Less Distributions :
  Dividends (from net investment income)                           (.66)         (.68)

   Total distributions                                             (.66)         (.68)

Net Asset Value, End of Year                                     $14.85        $14.79

Total Return /2/                                                   4.95%         7.96%

Ratios/Supplemental Data:

 Net assets, end of year (in millions)                             $227          $203

 Ratio of expenses to average net assets /4/                        .75%          .75%

 Ratio of net income to average net assets                         4.40%         4.70%


                                                                Class B       Class B
                                                             Year ended   March 15 to
                                                               July 31,      July 31,
                                                                   2001      2000 /3/
Net Asset Value, Beginning of Period                             $14.43        $14.27

 Income from Investment Operations :
  Net investment income /1/                                         .48           .24

  Net gains/(losses) on securities (both                            .69           .13
     realized and unrealized) /1/
   Total from investment operations                                1.17           .37

 Less Distributions :
  Dividends (from net investment income)                           (.52)         (.21)

   Total distributions                                             (.52)         (.21)

Net Asset Value, End of Period                                   $15.08        $14.43

Total Return /2/                                                   8.24%         2.59%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $2            $1

 Ratio of expenses to average net assets                      1.59% /4/      .61% /4/

 Ratio of net income to average net assets                         3.24%         1.84%


                                                                Class C       Class F
                                                            March 15 to   March 15 to
                                                               July 31,      July 31,
                                                               2001 /3/      2001 /3/
Net Asset Value, Beginning of Period                             $14.92        $14.92

 Income from Investment Operations :
  Net investment income /1/                                         .15           .16

  Net gains/(losses) on securities (both                            .17           .19
     realized and unrealized) /1/
   Total from investment operations                                 .32           .35

 Less Distributions :
  Dividends (from net investment income)                           (.16)         (.19)

   Total distributions                                             (.16)         (.19)

Net Asset Value, End of Period                                   $15.08        $15.08

Total Return /2/                                                   2.14%         2.34%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $4            $2

 Ratio of expenses to average net assets                            .75%          .60%

 Ratio of net income to average net assets                         1.05%         1.18%


Supplemental Data - All Classes
                                                                   Year     ended      July 31,
                                                                    2001          2000      1999
Portfolio turnover rate                                           21.42%        34.38%    17.00%

                                                             Year ended July 31,
                                                                    1998          1997
Portfolio turnover rate                                           34.07%        31.89%


/1/ Based on average shares outstanding.

/2/ Total returns exclude all sales charges, including contingent deferred sales charges.

/3/ Based on operations for the period shown and, accordingly, not representative of a full year.

/4/ Had CRMC not waived management services fees, the fund's expense ratio would have been 0.80%, 0.81%, 0.77%, 0.83%, and 0.83% for the fiscal years ended 2001, 2000, 1999, 1998, and 1997, respectively,for Class A and 1.60% and 0.71% for the fiscal year ended 2001 and 2000, repesctively, for Class B.


REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of Limited Term Tax-Exempt Bond Fund of America (the "Fund") at July 31, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for the each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
August 31, 2001


TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. 99.99% of the dividends paid from net investment income qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from federal taxation.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                      PART C
                                OTHER INFORMATION
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
ITEM 23. EXHIBITS

(a-1) Copy of Declaration of Trust and Certificate of Amendment of Declaration of Trust - previously filed (see P/E Amendment No. 6 filed 9/29/97)
(a-2) Establishment and Designation of Additional Classes of Shares of Beneficial Interest filed 1/18/02
(b) By-laws as amended 3/21/00
(c) Form of share certificate - previously filed (see P/E Amendment No. 6 filed 9/29/97; No. 10 filed 3/15/00; No. 12 filed 3/13/01)
(d) Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 6 filed 9/29/97; No. 10 filed 3/15/00)
(e-1) Amended and Restated Principal Underwriting Agreement
(e-2) Form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement
(f) None
(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 6 filed 9/29/97; No. 13 filed 10/26/01)
(h) Amended and Restated Administrative Services Agreement and
Amended Shareholder Services Agreement dated 7/1/01
(i) Legal opinion for Class R-5 Shares
(j) Consent of Independent Auditors
(k) None
(l) Initial capital agreements - previously filed (see P/E Amendment No. 6 filed 9/29/97)
(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 6 filed 9/29/97; No. 10 filed 3/15/00; No. 12 filed 3/13/01)
(n) Amended and Restated Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances

ITEM 25.  INDEMNIFICATION (CONTINUED)
of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

ITEM 25.  INDEMNIFICATION (CONTINUED)

 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., EuroPacific Growth Fund, The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                             (2)             (3)



       NAME AND PRINCIPAL          POSITIONS AND OFFICES         POSITIONS AND OFFICES

          BUSINESS ADDRESS           WITH UNDERWRITER              WITH REGISTRANT



       David L. Abzug              Vice President                None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                Vice President                None

       P.O. Box 7326

       Little Rock, AR 72217



       Robert B. Aprison           Vice President                None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard          Vice President                None



       Steven L. Barnes            Senior Vice President         None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



B      Carl R. Bauer               Vice President                None



       Michelle A. Bergeron        Senior Vice President         None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.         Regional Vice President       None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair             Senior Vice President         None

       P.O. Box 3529

       148 E. Shore Avenue

       Groton Long Point, CT 06340



       John A. Blanchard           Vice President                None

       576 Somerset Lane

       Northfield, IL 60093



       Ian B. Bodell               Senior Vice President         None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower           Senior Vice President         None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                  Vice President                None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns              Vice President                None



       Cody Callaway               Regional Vice President       None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew C. Carlisle         Regional Vice President       None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian F. Carroll           Regional Vice President       None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey              Vice President                None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato           Senior Vice President         None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin       Senior Vice President         None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin            Vice President                None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton              Senior Vice President         None



L      Larry P. Clemmensen         Director                      None



L      Kevin G. Clifford           Director, President and Co-Chief    None

                                   Executive Officer



H      Cheri Coleman               Assistant Vice President      None



       Ruth M. Collier             Senior Vice President         None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh             Vice President                None



       Carlo O. Cordasco           Regional Vice President       None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer         Vice President                None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Joseph G. Cronin            Regional Vice President       None

       1533 Wilmot Road

       Deerfield, IL 60015



       William F. Daugherty        Regional Vice President       None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker               Regional Vice President       None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis        Vice President                None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.       Regional Vice President       None

       91 Church Street

       East Aurora, NY 14052



L      Bruce L. DePriester         Senior Vice President         None



       Thomas J. Dickson           Regional Vice President       None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella          Vice President                None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill             Senior Vice President         None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge               Senior Vice President         None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran              Director, Executive Vice President    None

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer           Secretary                     Vice President



       Michael J. Dullaghan        Regional Vice President       None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan            Senior Vice President         None



       Robert W. Durbin            Vice President                None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards            Senior Vice President         None



       Timothy L. Ellis            Regional Vice President       None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor               Senior Vice President         None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick             Regional Vice President       None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner            Senior Vice President         None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda S. Gardner            Assistant Vice President      None



B      Evelyn K. Glassford         Vice President                None



       Jack E. Goldin              Regional Vice President       None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner          Vice President                None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.          Director                      Chairman and Director



B      Mariellen Hamann            Vice President                None



       Derek S. Hansen             Regional Vice President       None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper             Senior Vice President         None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris             Vice President                None



       Robert J. Hartig, Jr.       Regional Vice President       None

       8504 Scenic View Drive, Apt. 103

       Fishers, IN 46038



       Steven J. Hipsley           Regional Vice President       None

       14 Dyer Switch Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey            Senior Vice President         None

       6202 Llano

       Dallas, TX  75214



       Robert S. Irish             Vice President                None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston         Director                      None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan            Senior Vice President         None



       John P. Keating             Regional Vice President       None

       2285 Eagle Harbor Parkway

       Orange Park, FL 30073



       Dorothy Klock               Vice President                None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



       Dianne L. Koske             Assistant Vice President

       122 Clydesdale Court

       Hampton, VA 23666



       Andrew R. LeBlanc           Regional Vice President       None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis               Vice President                None



       T. Blake Liberty            Vice President                None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                Regional Vice President       None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy              Vice President                None



I      Kelle Lindenberg            Assistant Vice President      None



       Louis K. Linquata           Regional Vice President       None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace          Director                      None



       Brendan T. Mahoney          Regional Vice President       None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa          Director, Senior Vice President   None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel            Senior Vice President         None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar           Director, Senior Vice President   None



       James R. McCrary            Regional Vice President       None

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre           Senior Vice President         None



S      John V. McLaughlin          Senior Vice President         None



       Terry W. McNabb             Vice President                None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott M. Meade              Regional Vice President       None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty L. Moncrief           Regional Vice President       None

       55 Chandler Creek Court

       The Woodlands, TX 77381



       William E. Noe              Vice President                None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus              Vice President                None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson               Vice President                None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson            Regional Vice President       None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace               Regional Vice President       None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry             Regional Vice President       None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke             Regional Vice President       None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips            Senior Vice President         None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim         Assistant Vice President      None



       Carl S. Platou              Vice President                None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior            Vice President                None



       Mark S. Reischmann          Regional Vice President       None

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman           Senior Vice President         None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts            Vice President                None

       418 S. Royal Street

       Alexandria, VA 22314



L      Julie D. Roth               Vice President                None



L      James F. Rothenberg         Director                      None



       Douglas F. Rowe             Vice President                None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey        Vice President                None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                 Assistant Vice President      None



       Dean B. Rydquist            Senior Vice President         None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson           Senior Vice President         None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro             Regional Vice President       None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti         Vice President                None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield        Regional Vice President       None

       201 McIver Street

       Greenville, SC 29601



S      Sherrie Senft               Vice President                None



L      R. Michael Shanahan         Director                      None



       Brad Short                  Regional Vice President       None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short              Chairman of the Board and     None

       1000 RIDC Plaza, Suite 212   Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon            Senior Vice President         None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater             Regional Vice President       None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith             Senior Vice President         None

       5520 Frankford Court

       Dallas, TX  75252



       Anthony L. Soave            Regional Vice President       None

       5397 W. Rosebud Court, S.E.

       Kentwood, MI 49512



L      Therese L. Soullier         Assistant Vice President      None



       Nicholas D. Spadaccini      Vice President                None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo        Assistant Vice President      None



       Daniel S. Spradling         Senior Vice President         None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein               Assistant Vice President      None



LW     Eric H. Stern               Director                      None



       Brad Stillwagon             Regional Vice President       None

       2438 Broadmeade Road

       Louisville, KY 40205



       Thomas A. Stout             Vice President                None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser           Vice President                None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri        Senior Vice President         None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman             Vice President                None



L      Drew W. Taylor              Vice President                None



       Gary J. Thoma               Regional Vice President       None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cynthia M. Thompson         Regional Vice President       None

       4 Franklin Way

       Ladera Ranch, CA 92694



L      James P. Toomey             Vice President                None



I      Christopher E. Trede        Vice President                None



       George F. Truesdail         Senior Vice President         None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith        Vice President                None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale              Regional Vice President       None

       39 Old Course Drive

       Newport Beach, CA 92660



       Gerald J. Voss              Regional Vice President       None

       The Pines at Four Hills

       3900 S. Southeastern Ave., #304

       Sioux Falls, SD 57103



       Thomas E. Warren            Vice President                None

       7347 Turnstone Road

       Sarasota, FL  34242



L      J. Kelly Webb               Senior Vice President,        None

                                   Treasurer and Controller



       Gregory J. Weimer           Vice President                None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss            Director                      None



SF     Gregory W. Wendt            Director                      None



       George J. Wenzel            Regional Vice President       None

       251 Barden Road

       Bloomfield Hills, MI 48304



H      J. D. Wiedmaier             Assistant Vice President      None



SF     N. Dexter Williams, Jr.     Senior Vice President         None



       Timothy J. Wilson           Vice President                None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly           Vice President                None



H      Marshall D. Wingo           Director, Senior Vice President   None



L      Robert L. Winston           Director, Senior Vice President   None



       William R. Yost             Senior Vice President         None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young           Regional Vice President       None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon             Regional Vice President       None

       2178 Piper Lane

       Tustin, CA 92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS (CONTINUED)

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 15th day of July, 2002.

  LIMITED TERM TAX-EXEMPT BOND FUND
   OF AMERICA
   By /s/ Paul G. Haaga, Jr.              .
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on July 15, 2002, by the following persons in the capacities indicated.

         Signature                                      Title



(1)      Principal Executive Officer:
          /s/ Abner D. Goldstine                                 President and Trustee
            (Abner D. Goldstine)
(2)      Principal Financial Officer and Principal Accounting Officer:
            /s/ Anthony W. Hynes, Jr.                         Treasurer
            (Anthony W. Hynes, Jr.)

(3)      Trustees:
         Richard G. Capen, Jr.*                         Trustee
         H. Frederick Christie*                         Trustee
         Don R. Conlan*                                 Trustee
         Diane C. Creel*                                Trustee
         Martin Fenton*                                 Trustee
         Leonard R. Fuller*                             Trustee
         /s/ Abner D. Goldstine                                President and Trustee
            (Abner D. Goldstine)
         /s/ Paul G. Haaga, Jr.                                 Chairman and Trustee
            (Paul G. Haaga, Jr.
         Richard G. Newman*                             Trustee
         Frank M. Sanchez*                              Trustee


*By   /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

 Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
    /s/ Kristine M. Nishiyama
    Kristine M. Nishiyama